    As filed with the Securities and Exchange Commission on December 23, 1997

                                                       1933 Act File No. 2-54607
                                                      1940 Act File No. 811-2594


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 32

                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 28


                               MFS SERIES TRUST IV
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

         |_|  immediately upon filing pursuant to paragraph (b)


         |X|  on December 29, 1997 pursuant to paragraph (b)

         |_|  60 days after filing pursuant to paragraph (a)(i)
         |_|  on [date] pursuant to paragraph (a)(i)
         |_|  75 days after filing pursuant to paragraph (a)(ii)
         |_|  on [date] pursuant to paragraph (a)(ii) of rule 485.

         If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               MFS SERIES TRUST IV



                              MFS MONEY MARKET FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                             MFS MUNICIPAL BOND FUND
                 MFS MID CAP GROWTH FUND (FORMERLY MFS OTC FUND)




                              CROSS REFERENCE SHEET


(Pursuant to Rule 404 showing location in Prospectus and/or Statement of Additional Information of the responses to the Items in Parts A and B of Form N-1A)

                                                                STATEMENT OF
   ITEM NUMBER                                                    ADDITIONAL
FORM N-1A, PART A             PROSPECTUS CAPTION             INFORMATION CAPTION
-----------------             ------------------             -------------------

    1  (a),(b)          Front Cover Page                               *

    2  (a)              Expense Summary                                *

       (b),(c)                        *                                *

    3  (a)              Condensed Financial Information                *

       (b)                            *                                *

       (c)              Information Concerning Shares                  *
                          of the Fund - Performance
                          Information

       (d)              Condensed Financial Information                *

    4  (a)              The Fund; Investment Objective                 *
                          and Policies

       (b),(c)          Investment Objective and                       *
                          Policies

    5  (a)              The Fund; Management of the                    *
                          Fund - Investment Adviser

                                                                STATEMENT OF
   ITEM NUMBER                                                    ADDITIONAL
FORM N-1A, PART A             PROSPECTUS CAPTION             INFORMATION CAPTION
-----------------             ------------------             -------------------


       (b)              Front Cover Page; Management                   *
                          of the Fund - Investment
                          Adviser; Back Cover Page

       (c)              Management of the Fund -                       *
                          Investment Adviser

       (d)              Management of the Fund -                       *
                          Administrator

       (e)              Management of the Fund -                       *
                          Shareholder Servicing Agent;
                          Back Cover Page

       (f)              Expense Summary; Condensed                     *
                          Financial Information;
                          Expenses

       (g)              Investment Objective and                       *
                          Policies - Portfolio Trading

       (h)                            *                                *

    5A (a),(b),(c)                    **                               **

    6  (a)              Information Concerning Shares of               *
                          the Fund - Description of Shares,
                          Voting Rights and Liabilities;
                          Information Concerning Shares of
                          the Fund - Redemptions and
                          Repurchases; Information
                          Concerning Shares of the Fund -
                          Purchases; Information Concerning
                          Shares of the Fund - Exchanges

       (b),(c),(d)                    *                                *

       (e)              Shareholder Services                           *

       (f)              Information Concerning Shares of               *
                          the Fund - Distributions;
                          Shareholder Services -
                          Distribution Options

                                                                STATEMENT OF
   ITEM NUMBER                                                    ADDITIONAL
FORM N-1A, PART A             PROSPECTUS CAPTION             INFORMATION CAPTION
-----------------             ------------------             -------------------

       (g)              Information Concerning Shares                  *
                          of the Fund - Tax Status;
                          Information Concerning
                          Shares of the Fund -
                          Distributions

       (h)                            *                                *

    7  (a)              Front Cover Page; Management                   *
                          of the Fund - Distributor;
                          Back Cover Page

       (b)              Information Concerning Shares of               *
                          the Fund - Purchases; Information
                          Concerning Shares of the Fund -
                          Net Asset Value

       (c)              Information Concerning Shares of               *
                          the Fund - Purchases; Information
                          Concerning Shares of the Fund -
                          Exchanges; Shareholder Services

       (d)              Front Cover Page; Information                  *
                          Concerning Shares of the Fund -
                          Purchases; Shareholder Services

       (e)              Information Concerning Shares of               *
                          the Fund - Distribution Plan;
                          Expense Summary; Information
                          Concerning Shares of the Fund -
                          Purchases

       (f)              Information Concerning Shares of               *
                          the Fund - Distribution Plan

                                                                STATEMENT OF
   ITEM NUMBER                                                    ADDITIONAL
FORM N-1A, PART A             PROSPECTUS CAPTION             INFORMATION CAPTION
-----------------             ------------------             -------------------

       (g)              Expense Summary; Information                   *
                          Concerning Shares of the Fund -
                          Purchases; Information
                          Concerning Shares of the Fund -
                          Exchanges; Information Concerning
                          Shares of the Fund - Redemptions
                          and Repurchases; Information
                          Concerning Shares of the Fund -
                          Distribution Plan; Information
                          Concerning Shares of the Fund -
                          Distributions; Information
                          Concerning Shares of the Fund -
                          Performance Information;
                          Shareholder Services

    8  (a)              Information Concerning Shares of               *
                          the Fund - Redemptions and
                          Repurchases; Information
                          Concerning Shares of the Fund -
                          Purchases

       (b),(c),(d)      Information Concerning Shares of               *
                          the Fund - Redemptions and
                          Repurchases

    9                                 *                                *

                                                                STATEMENT OF
   ITEM NUMBER                                                    ADDITIONAL
FORM N-1A, PART A             PROSPECTUS CAPTION             INFORMATION CAPTION
-----------------             ------------------             -------------------

   10  (a),(b)                        *                      Front Cover Page

   11                                 *                      Front Cover Page

   12                                 *                      Definitions

   13  (a),(b),(c)                    *                      Investment Objective, Policies
                                                              and Restrictions

       (d)                            *                                       *

   14  (a),(b)                        *                      Management of the Fund -
                                                              Trustees and Officers

       (c)                            *                      Management of the Fund -
                                                              Trustees and Officers;
                                                              Trustee Compensation Table

   15  (a)                            *                                       *

       (b),(c)                        *                      Management of the Fund -
                                                              Trustees and Officers

   16  (a)              Management of the Fund -             Management of the Fund -
                          Investment Adviser                  Investment Adviser;
                                                               Management of the Fund -
                                                              Trustees and Officers

       (b)              Management of the Fund -             Management of the Fund -
                          Investment Adviser                  Investment Adviser

       (c)                            *                                 *

       (d)                            *                      Management of the Fund -
                                                              Investment Adviser;
                                                              Administrator


       (e)                            *                      Portfolio Transactions and
                                                              Brokerage Commissions

       (f)              Information Concerning Shares        Distribution Plan
                          of the Fund - Distribution
                          Plan

                                                                STATEMENT OF
   ITEM NUMBER                                                    ADDITIONAL
FORM N-1A, PART A             PROSPECTUS CAPTION             INFORMATION CAPTION
-----------------             ------------------             -------------------


       (g)                            *                                  *

       (h)                            *                      Management of the Fund -
                                                              Custodian; Independent
                                                              Auditors and Financial
                                                              Statements; Back Cover Page

       (i)                            *                      Management of the Fund -
                                                              Shareholder Servicing Agent

   17  (a),(b),(c),                   *                      Portfolio Transactions and
       (d),(e)                                                Brokerage Commissions

   18  (a)              Information Concerning Shares        Description of Shares, Voting
                          of the Fund - Description of        Rights and Liabilities
                          Shares, Voting Rights and
                          Liabilities

       (b)                            *                                  *

   19  (a)              Information Concerning Shares        Shareholder Services
                          of the Fund - Purchases;
                          Shareholder Services

       (b)              Information Concerning Shares        Management of the Fund -
                          of the Fund - Net Asset Value;      Distributor; Determination
                          Information Concerning Shares       of Net Asset Value and
                          of the Fund - Purchases             Performance - Net Asset Value

       (c)                            *                                  *

   20                                 *                      Tax Status

   21  (a),(b)                        *                      Management of the Fund -
                                                              Distributor; Distribution Plan

       (c)                            *                                  *

   22  (a)                            *                                  *

       (b)                            *                      Determination of Net Asset
                                                              Value and Performance;
                                                              Appendix A

                                                                STATEMENT OF
   ITEM NUMBER                                                    ADDITIONAL
FORM N-1A, PART A             PROSPECTUS CAPTION             INFORMATION CAPTION
-----------------             ------------------             -------------------


   23                                 *                      Independent Auditors and
                                                              Financial Statements

------------------------
*    Not Applicable
**   Contained in Annual Report

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY                                               PROSPECTUS
MARKET FUND                                                      JANUARY 1, 1998
(Members of the MFS Family of Funds(R))            SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------
500 Boylston Street, Boston, Massachusetts 02116      (617) 954-5000

This Prospectus pertains to the MFS Money Market Fund and the MFS Government Money Market Fund (collectively referred to as either the "Money Market Funds" or the "Funds"), each a series of MFS Series Trust IV (the "Trust"). The Trust presently consists of four series of shares, each of which represents a separate diversified portfolio with separate investment policies. The investment objective of each of the Money Market Funds is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The MFS Money Market Fund seeks to achieve its investment objective by investing primarily in short-term money market instruments, including U.S. Government securities and repurchase agreements collateralized by such securities, obligations of the larger banks, prime commercial paper and high quality corporate obligations. The MFS Government Money Market Fund seeks to achieve its investment objective by investing only in short-term securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. Government and repurchase agreements collateralized by such securities. See "Investment Objective and Policies." The minimum initial investment in a Fund is generally $1,000 per account (see "Information Concerning Shares of the Funds -- Purchases").

The investment adviser and distributor for each Fund is Massachusetts Financial Services Company ("MFS" or the "Adviser") and MFS Fund Distributors, Inc. ("MFD"), respectively, both of which are located at 500 Boylston Street, Boston, Massachusetts 02116.
                                                        (continued on next page)

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
          ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

(continued from previous page)


This Prospectus sets forth concisely the information concerning the Funds that a prospective investor ought to know before investing. The Funds have filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information, dated January 1, 1998, as amended or supplemented from time to time (the "SAI"), which contains more detailed information about each of the Funds. The SAI is incorporated into this Prospectus by reference. See page 13 for a further description of the information set forth in the SAI. A copy of the SAI may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). The SEC maintains an Internet World Wide Web site (http://www.sec.gov) that contains the SAI, materials that are incorporated by reference into this Prospectus and the SAI, and other information regarding the Funds. This Prospectus is available on the Adviser's Internet World Wide Web site at http://www.mfs.com.


TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----
1.    Expense Summary.............................................    3
2.    Condensed Financial Information.............................    4
3.    The Funds...................................................    8
4.    Investment Objective and Policies...........................    8
5.    Management of the Funds.....................................   10
6.    Information Concerning Shares of the Funds..................   11
        Purchases.................................................   11
        Exchanges.................................................   13
        Redemptions...............................................   14
        Determination of Net Asset Value..........................   16
        Distributions.............................................   17
        Tax Status................................................   17
        Description of Shares, Voting Rights and Liabilities......   18
        Performance Information...................................   18
7.    Shareholder Services........................................   19
      Appendix A..................................................  A-1

1.  EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES FOR EACH FUND:

    Maximum Sales Load Imposed on Purchases of Shares...................None
    Maximum Contingent Deferred Sales Charge....................See Below(1)

ANNUAL OPERATING EXPENSES OF THE FUNDS (AS A PERCENTAGE OF AVERAGE NET ASSETS):


                                             MFS MONEY       MFS GOVERNMENT
                                            MARKET FUND     MONEY MARKET FUND
                                            -----------     -----------------
    Management Fees.......................      0.48%              0.45%
    Other Expenses(2).....................      0.32%              0.42%
                                                 ---                ---
    Total Operating Expenses..............      0.80%              0.87%


---------------
(1) A contingent deferred sales charge ("CDSC") of 1% will be imposed with respect to the redemption of Fund shares in the event that (i) the shares redeemed were exchanged from another fund in the MFS Family of Funds which carried a CDSC which carried over to the Fund shares redeemed, and (ii) the CDSC period had not expired at the time of the redemption of Fund shares (see "Exchanges" and "Redemptions" below).
(2) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                              EXAMPLE OF EXPENSES

An investor would pay the following dollar amounts of expenses on a hypothetical $1,000 investment in a Fund, assuming (1) a 5% annual return and (2) redemption at the end of each of the time periods indicated:


                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                               ------   -------   -------   --------
MFS MONEY MARKET
  FUND                                           $8       $26       $44       $ 99
MFS GOVERNMENT
  MONEY MARKET FUND                              $9       $28       $48       $107


    The purpose of the expense table provided above is to assist investors in understanding the various costs and expenses that a shareholder in a Fund will bear directly or indirectly. A more complete description of management fees of the Funds is set forth in "Management of the Funds -- Investment Adviser."


THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF A FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

2.  CONDENSED FINANCIAL INFORMATION


The following information has been audited for at least the latest five fiscal years of the Funds and should be read in conjunction with the financial statements included in the Funds' Annual Report to Shareholders which are incorporated by reference into the SAI in reliance upon the report of the Funds' independent auditors, given upon their authority as experts in accounting and auditing. Each Fund's current independent auditors are Deloitte & Touche LLP.


                              FINANCIAL HIGHLIGHTS


                             MFS MONEY MARKET FUND



                                                                                 TEN MONTHS
                                                    YEAR ENDED AUGUST 31,          ENDED
                                                ------------------------------   AUGUST 31,
                                                  1997       1996       1995        1994
                                                --------   --------   --------   ----------
Per share data (for a share outstanding
  throughout each period):
Net asset value -- beginning of period........  $   1.00   $   1.00   $   1.00    $   1.00
                                                 -------    -------    -------     -------
Income from investment operations --
    Net investment income.....................  $   0.05   $   0.05   $   0.05    $   0.02
                                                 -------    -------    -------     -------
Less distributions declared to shareholders
  from net investment income..................  $  (0.05)  $  (0.05)  $  (0.05)   $  (0.02)
                                                 -------    -------    -------     -------
Net asset value -- end of period..............  $   1.00   $   1.00   $   1.00    $   1.00
                                                 =======    =======    =======     =======
Total return..................................     4.61%      4.86%      5.04%       2.91%+
                                                 -------    -------    -------     -------
Ratios (to average net assets)/Supplemental
  data:
    Expenses##................................     0.80%      0.79%      0.76%       0.78%+
                                                 -------    -------    -------     -------
    Net investment income.....................     4.71%      4.78%      4.92%       2.95%+
                                                 -------    -------    -------     -------
Net assets at end of period (000 omitted).....  $634,240   $644,205   $410,798    $435,780
                                                 -------    -------    -------     -------


---------------

   +  Annualized.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

                              FINANCIAL HIGHLIGHTS
                             MFS MONEY MARKET FUND


                                                  YEAR ENDED OCTOBER 31,
                           --------------------------------------------------------------------
                             1993      1992      1991      1990      1989      1988      1987
                           --------  --------  --------  --------  --------  --------  --------
Per share data (for a
  share outstanding
  throughout each period):
Net asset
  value -- beginning of
  period.................. $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                            -------   -------   -------   -------   -------   -------   -------
Income from investment
  operations --
    Net investment
      income.............. $   0.02  $   0.03  $   0.06  $   0.07  $   0.08  $   0.07  $   0.06
                            -------   -------   -------   -------   -------   -------   -------
Less distributions
  declared to shareholders
  from net investment
  income.................. $  (0.02) $  (0.03) $  (0.06) $  (0.07) $  (0.08) $  (0.07) $  (0.06)
                            -------   -------   -------   -------   -------   -------   -------
Net asset value -- end of
  period.................. $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                            =======   =======   =======   =======   =======   =======   =======
Total return..............    2.39%     3.35%     6.07%     7.99%     8.84%     7.12%     6.06%
                            -------   -------   -------   -------   -------   -------   -------
Ratios (to average net
  assets)/Supplemental
  data:
    Expenses##............    0.83%     0.87%     0.82%     0.76%     0.83%     0.83%     0.82%
                            -------   -------   -------   -------   -------   -------   -------
    Net investment
      income..............    2.39%     3.36%     5.94%     7.60%     8.45%     6.72%     5.77%
                            -------   -------   -------   -------   -------   -------   -------
Net assets at end of
  period (000 omitted).... $350,316  $448,825  $541,945  $677,164  $676,382  $664,895  $716,528
                            -------   -------   -------   -------   -------   -------   -------


---------------


  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

                              FINANCIAL HIGHLIGHTS

                        MFS GOVERNMENT MONEY MARKET FUND



                                                                                   TEN MONTHS
                                                      YEAR ENDED AUGUST 31,          ENDED
                                                 -------------------------------   AUGUST 31,
                                                  1997        1996        1995        1994
                                                 -------     -------     -------   ----------
Per share data (for a share outstanding
  throughout each period):
Net asset value -- beginning of period.........  $  1.00     $  1.00     $  1.00    $   1.00
                                                 --------    --------    --------   --------
Income from investment operations --
    Net investment income......................  $  0.05     $  0.05     $  0.05    $   0.02
                                                 --------    --------    --------   --------
Less distributions declared to shareholders
  from net investment income...................  $ (0.05)    $ (0.05)    $ (0.05)   $  (0.02)
                                                 --------    --------    --------   --------
Net asset value -- end of period...............  $  1.00     $  1.00     $  1.00    $   1.00
                                                 ========    ========    ========   ========
Total return...................................    4.81%       4.73%       4.92%       2.64%+
                                                 --------    --------    --------   --------
Ratios (to average net assets)/Supplemental
  data:
    Expenses##.................................    0.85%       0.89%       0.84%       1.05%+
                                                 --------    --------    --------   --------
    Net investment income......................    4.02%       4.64%       4.82%       2.64%+
                                                 --------    --------    --------   --------
Net assets at end of period (000 omitted)......  $38,387     $42,499     $38,440    $ 38,347
                                                 --------    --------    --------   --------


---------------

   +  Annualized.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

                              FINANCIAL HIGHLIGHTS

                        MFS GOVERNMENT MONEY MARKET FUND



                                                  YEAR ENDED OCTOBER 31,
                            -------------------------------------------------------------------
                             1993      1992      1991      1990      1989      1988      1987
                            -------   -------   -------   -------   -------   -------   -------
Per share data (for a
  share outstanding
  throughout each period):
Net asset
  value -- beginning of
  period..................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                            --------  --------  --------  --------  --------  --------  --------
Income from investment
  operations --
    Net investment
      income..............  $  0.02   $  0.03   $  0.06   $  0.07   $  0.08   $  0.06   $  0.05
                            --------  --------  --------  --------  --------  --------  --------
Less distributions
  declared to shareholders
  from net investment
  income..................  $ (0.02)  $ (0.03)  $ (0.06)  $ (0.07)  $ (0.08)  $ (0.06)  $ (0.05)
                            --------  --------  --------  --------  --------  --------  --------
Net asset value -- end of
  period..................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                            ========  ========  ========  ========  ========  ========  ========
Total return..............    2.33%     3.27%     5.68%     7.55%     8.61%     6.47%     5.73%
                            --------  --------  --------  --------  --------  --------  --------
Ratios (to average net
  assets)/Supplemental
  data:
    Expenses##............    0.99%     0.87%     0.83%     0.80%     0.85%     0.74%     0.59%
                            --------  --------  --------  --------  --------  --------  --------
    Net investment
      income..............    2.20%     3.28%     5.53%     7.34%     8.29%     6.29%     5.63%
                            --------  --------  --------  --------  --------  --------  --------
Net assets at end of
  period (000 omitted)....  $35,576   $47,629   $50,655   $53,701   $51,619   $50,343   $59,875
                            --------  --------  --------  --------  --------  --------  --------


---------------

  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

3.  THE FUND



The Funds are diversified series of the Trust, an open-end management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1975. The Trust presently consists of four series of shares, each of which represents a portfolio with separate investment policies. Shares of the Funds are continuously sold to the public and the Funds use the proceeds to buy money market instruments for the Fund for which such shares were sold. The Trust's Board of Trustees provides board supervision over the affairs of the Trust. A majority of the Trustees of the Trust are not affiliated with the Adviser. The Adviser is responsible for the management of each Fund's assets and the officers of the Trust are responsible for the operations of each Fund. The Adviser manages each Fund from day to day in accordance with the investment objective and the investment policies of that Fund. The selection of investments and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces. Each Fund also offers to buy back (redeem) its shares from its shareholders at any time at net asset value.


4.  INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE -- The investment objective of each Fund is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The investment objective of a Fund will not be changed without first obtaining shareholder approval from the shareholders of that Fund. Any investment involves risk and there can be no assurance that either Fund will achieve its investment objective.

INVESTMENT POLICIES -- The MFS Money Market Fund seeks to achieve its investment objective by investing primarily (i.e., at least 80% of its assets under normal circumstances) in the following instruments:

        (i) obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities);

        (ii) obligations of banks (including certificates of deposit and bankers' acceptances) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100,000,000; and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10% of the total assets of the MFS Money Market Fund will be invested in such insured obligations;

        (iii) commercial paper which at the date of investment is rated A-1 by Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or P-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Fitch or Aa or better by Moody's; and

        (iv) short-term (maturing in 13 months or less) corporate obligations which at the date of investment are rated AA or better by S&P or Fitch or Aa or better by Moody's.

The MFS Money Market Fund may also invest up to 20% of its assets in debt instruments not specifically described in (i) through (iv) above, provided that such instruments are deemed by the Trustees of the Trust to be of comparable high quality and liquidity. The MFS Money Market Fund may invest its assets in the securities of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). Since the portfolio of the MFS Money Market Fund may contain such securities, an investment therein may involve a greater degree of risk than an investment in the MFS Government Money Market Fund or in a fund which invests only in debt obligations of U.S. domestic issuers, due to the possibility that there may be less publicly available information concerning foreign issuers, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation.

In addition, the MFS Money Market Fund may invest up to 75% of its assets in all finance companies as a group, all banks and bank holding companies as a group and all utility companies as a group when in the opinion of management yield differentials and money market conditions suggest such investments are advisable and when cash is available for such investments and instruments are available for purchase which fulfill the Fund's objective in terms of quality and marketability.

The MFS Government Money Market Fund seeks to achieve its investment objective by investing only in securities issued or guaranteed as to principal and interest by the U.S. Treasury or agencies or instrumentalities of the U.S. Government (including repurchase agreements collateralized by such securities).
                            ------------------------

For a description of the instruments discussed above and the risks associated with investments in repurchase agreements, see Appendix A to this Prospectus. For a description of the ratings discussed above see Appendix A to the SAI.

All the assets of both the MFS Money Market Fund and the MFS Government Money Market Fund will be invested in obligations which mature in 13 months or less and substantially all of these investments will be held to maturity; however, securities collateralizing repurchase agreements may have maturities in excess of 13 months. Both the MFS Money Market Fund and the MFS Government Money Market Fund will, to the extent feasible, make portfolio investments primarily in anticipation of or in response to changing economic and money market conditions and trends. Currently, the dollar weighted average maturity of the investments of either Fund may not exceed 90 days.


The SAI includes a discussion of specific investment restrictions which govern the investment policies of each Fund. The specific investment restrictions listed in the SAI may be changed without shareholder approval unless indicated otherwise. See "Investment Objective, Policies and Restrictions -- Investment Restrictions" in the SAI. Except with respect to each Fund's policy on borrowing, each Fund's investment limitations, policies and rating standards are adhered to at the time of purchase or utilization of assets subject to compliance with the Investment Company Act of 1940, as amended, and rules adopted thereunder (the "1940 Act"); a subsequent change in circumstances will not be considered to result in a violation of policy.

5.  MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER -- MFS manages each Fund pursuant to an Investment Advisory Agreement dated August 1, 1993 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser provides each Fund with overall investment advisory services. Geoffrey L. Kurinsky, a Senior Vice President of the Adviser, has been each Fund's portfolio manager since 1992 and has been employed as a portfolio manager by the Adviser since 1987. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for each Fund. For these services and facilities, the Adviser receives a management fee computed and paid monthly at an annual rate equal to 0.5% of the first $300 million of the average aggregate daily net assets of the MFS Government Money Market Fund and the MFS Money Market Fund; 0.45% of the next $400 million of such assets; 0.4% of the next $300 million of such assets; and 0.35% of such assets in excess of $1 billion. For the Trust's fiscal year ended August 31, 1997, MFS received fees under the Advisory Agreement of $2,793,401 and $188,007 from the MFS Money Market Fund and MFS Government Money Market Fund, respectively, the total of which is equivalent, on an annualized basis, to 0.48% and 0.45% of the MFS Money Market Fund's and MFS Government Money Market Fund's average daily net assets, respectively.



MFS also serves as investment adviser to the other funds in the MFS Family of Funds (the "MFS Funds"), to MFS(R) Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS Institutional Trust, MFS Variable Insurance Trust, MFS/Sun Life Series Trust and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)") in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., provide investment advice to substantial private clients.



MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $69.4 billion on behalf of approximately 2.7 million investor accounts as of November 30, 1997. As of such date, the MFS organization managed approximately $20.1 billion of assets in fixed income securities and approximately $44.2 billion of assets in equity securities. MFS is a subsidiary of Sun Life of Canada (U.S.), which is a subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, John D. McNeil and Donald A. Stewart. Mr. Brodkin is the Chairman, Mr. Shames is the President and Mr. Scott is the Secretary and a Senior Executive Vice President of MFS. Messrs. McNeil and Stewart are the Chairman and the President, respectively, of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.


A. Keith Brodkin, the Chairman and a Director of MFS, is the Chairman, President and a Trustee of the Trust. W. Thomas London, Stephen E. Cavan, James O. Yost, James R. Bordewick, Jr.,

Robert A. Dennis, Geoffrey L. Kurinsky, Ellen M. Moynihan and Mark E. Bradley, all of whom are officers of MFS, are officers of the Trust.



In certain instances there may be securities which are suitable for the Fund's portfolio as well as for portfolios of other clients of MFS. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Fund is concerned, in other cases, it may produce increased investment opportunities for the Fund.



ADMINISTRATOR -- MFS provides each Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under this Agreement, each Fund pays MFS an administrative fee of up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services.


DISTRIBUTOR -- MFD, a wholly owned subsidiary of MFS, is the distributor of the shares of each Fund and also serves as distributor for each of the other MFS Funds.

SHAREHOLDER SERVICING AGENT -- MFS Service Center, Inc. ("Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, performs transfer agency, certain dividend disbursing agency and other services for the Funds.

6.  INFORMATION CONCERNING SHARES OF THE FUNDS

PURCHASES

Shares of each Fund may be purchased without a sales charge at net asset value. It is anticipated that the net asset value of $1.00 per share will remain constant and the Trust will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that it will be able to do so on a continuing basis (see "Net Income and Distributions"). Except as described below, the minimum initial investment in either Fund is $1,000 per account and the minimum additional investment is $50 per account. While there is no sales charge, brokers may charge for their services in connection with a purchase of shares.

Accounts being established for monthly automatic investments and under payroll savings programs and tax-deferred retirement programs (other than Individual Retirement Accounts ("IRAs")) involving the submission of investments by means of group remittal statements are subject to a $50 minimum on initial and additional investments per account. The minimum initial investment for IRAs is $250 per account and the minimum additional investment is $50 per account. There are also other limited exceptions to these minimums for certain tax-deferred programs. The minimum initial investment per account for participation in the Automatic Transfer Plan is $5,000. Any minimums may be changed at any time at the discretion of the Trust.

All investments in each Fund are credited to the shareholder's account in the form of full and fractional shares of that Fund at the rate of one share for each dollar invested. The Trust does not issue share certificates for either Fund, but the Shareholder Servicing Agent maintains an account for each shareholder and mails to each shareholder a confirmation of purchases or sales in his account.

Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.


Purchases and exchanges should be made for investment purposes only. The Fund and MFD each reserve the right to reject or restrict any specific purchase or exchange request. In the event that the Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund defines a "market timer" as an individual, or organization acting on behalf of one or more individuals, if (i) the individual or organization makes three or more exchange requests out of the Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

As noted above, the Fund and MFD each reserves the right to reject or restrict any specific purchase and exchange request and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase or exchange requests by market timers. Other funds in the MFS Family of Funds may have different and/or more or less restrictive policies with respect to market timers than the Fund. These policies are disclosed in the prospectuses of these other MFS Funds.

OPENING AN ACCOUNT:

  BY MAIL

Payment may be made by check or other negotiable bank draft payable to the order of MFS Service Center, Inc., and mailed with the Account Application Form to the Shareholder Servicing Agent:

  MFS Service Center, Inc.
  P.O. Box 2281
  Boston, Massachusetts 02107-9906.

The Fund to be purchased should be designated on the Account Application Form.

  BY WIRE

Payment may be wired in federal funds to the Custodian of the Trust as follows:
State Street Bank and Trust Company, Boston, MA, Attn: Mutual Funds Division, For the Account of: [Shareholder's name], Re: MFS Money Market Fund (4423-744-4) or MFS Government Money Market Fund (4423-710-5) and Wire Number: [assigned by telephone]. Information on how to wire federal funds is available at any national bank or any state bank which is a member of the Federal Reserve System. A SHAREHOLDER CHOOSING THIS METHOD FOR AN INVESTMENT SHOULD FIRST TELEPHONE THE SHAREHOLDER SERVICING AGENT TOLL-FREE AT (800) 225-2606 TO ADVISE OF HIS INTENDED ACTION AND THE FUND TO BE PURCHASED, AND TO OBTAIN A WIRE ORDER NUMBER.

EXCHANGES

Shares of either Fund which are acquired through direct purchase for which payment has been received by the Trust (i.e., an established account) may be exchanged at net asset value for shares of the other Fund without the imposition of a sales charge. Shares of either Fund may be exchanged for Class A shares of any of the other MFS Funds at net asset value plus their normal sales charge (if available for sale). However, this charge will not apply to: (i) shares exchanged from either Fund acquired by an exchange from any other MFS Fund; (ii) shares exchanged from either Fund acquired by automatic investment of dividends from any other MFS Fund paid after June 1, 1992; or (iii) shares exchanged from either Fund where the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value without the imposition of a sales charge had the shareholder made a direct investment in the MFS Fund into which the exchange is being made. In addition, shares of the Money Market Fund previously acquired through an exchange from Class C shares or Class I shares of a MFS Fund may be exchanged for Class C shares or Class I shares, respectively, of any of the other MFS Funds at net asset value (if available for sale and if the purchaser is eligible to purchase that class of shares). In the event that shares of either Fund are acquired through an exchange from shares of any other MFS Fund bearing a CDSC, the CDSC will be unaffected by the exchange and the holding period for purposes of calculating the CDSC will carry over to the acquired shares. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record), and each exchange must involve shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. If an Exchange Request is received by the Shareholder Servicing Agent in writing or by telephone on any business day prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), the exchange will usually occur that day if all the requirements set forth above have been complied with at that time. No more than five exchanges may be made in any one Exchange Request by telephone. Exchanges by telephone are automatically available to most non-retirement plan accounts and certain retirement plan accounts. For further information regarding exchanges by telephone see "Redemptions By Telephone." The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timers.

REDEMPTIONS

A shareholder in either Fund may withdraw all or any portion of the amount in his account on any date on which the Trust is open for business by redeeming shares at their net asset value, normally $1.00 per share. The redemption proceeds will be reduced by any applicable CDSC. For the convenience of shareholders and to enable them to continue earning daily dividends for as long as possible, the Trust has arranged for several different procedures for redemption. The proceeds of a redemption will normally be available within one business day or, in any event, within seven days (except, in certain cases, redemptions of shares purchased by check -- see below).

Shares of either Fund which are purchased directly (i.e., are not exchanged from any other MFS Fund) will not bear a CDSC upon redemption. However, as noted above under "Exchanges," in the event that shares of either Fund are acquired through an exchange from shares of any other MFS Fund bearing a CDSC, the CDSC will be unaffected by the exchange and the holding period for purposes of calculating the CDSC will carry over to the acquired shares. The maximum CDSC applicable to shares of other MFS Funds which are eligible for exchange into either Fund is 1%, and this CDSC expires after shares have been held for approximately one year. Any applicable CDSC is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. For further information on the CDSC, see the "Redemption and Repurchases" section of the prospectus of the MFS Fund from which the exchange is made.

A. BY CHECK -- State Street Bank and Trust Company (the "Bank") will provide each shareholder, upon request, with forms of checks drawn on the Bank. Checks may be payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege must so elect on their Account Application Form and must execute signature cards (for additional information, see the reverse side of the signature card) with signature guaranteed in the manner set forth under the caption "Signature Guarantee" below. Additional documentation will be required from corporations, partnerships, fiduciaries or other institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them. The shareholders of joint accounts may authorize each shareholder to redeem by check. Shareholders who purchase shares by check (including certified checks or cashiers checks) may write checks against those shares only after they have been on the Fund's books for 15 days. When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check, any applicable CDSC and the amount of any income tax required to be withheld. If the amount of the check, plus any applicable CDSC and the amount of any income tax required to be withheld is greater than the value of the shares held in the shareholders' account, the check will be returned unpaid, and the shareholder may be subject to extra charges. The check may not draw on month-to-date dividends which have been declared but not distributed. To avoid dishonor of checks due to fluctuations in the value of each account, shareholders are advised against closing accounts by means of a check. Checks should not be used to close a Fund account because when the check is written, the shareholder will not know the exact total value of the account on the day the check clears. There is presently no charge to the shareholder for the maintenance of this special checking account or for the clearance of any checks, but the Trust reserves the right to impose such charges or to modify or terminate the redemption by check privilege at any time.

B. BY MAIL -- Each shareholder has the right to redeem all or any portion of the shares in his account by mailing or delivering to the Shareholder Servicing Agent (see back cover for address) a stock power, together with a written request for redemption, or a letter of instructions, all in "good order" for transfer. "Good order" generally means that a stock power, written request for redemption, or letter of instruction must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed in the manner set forth below under the caption "Signature Guarantee" below. In addition, in some cases, "good order" may require the furnishing of additional documents.

C. BY TELEPHONE -- Each shareholder may redeem an amount from his account by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. Shareholders wishing to avail themselves of this telephone redemption privilege must so elect on their Account Application Form, designate thereon a commercial bank and account number to receive the proceeds of such redemption, and sign the Account Application Form with the signature(s) guaranteed in the manner set forth below under the caption "Signature Guarantee" below. The proceeds of such a redemption are mailed by check to the designated account, without charge. As a special service, investors may arrange to have proceeds in excess of $1,000 wired in federal funds to the designated account. Subject to the conditions described in this section, proceeds of a redemption are normally mailed or wired on the next business day following the date of receipt of the order for redemption. During times of drastic economic or market changes, a shareholder may experience delays in reaching the above telephone number. This redemption privilege (or any aspect of it) may be changed or discontinued without notice to shareholders. The Shareholder Servicing Agent will not be responsible for any losses resulting from unauthorized telephone transactions if it follows reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

D. GENERA -- When a shareholder withdraws an amount from his account, the shareholder is deemed to have tendered for redemption a sufficient number of full and fractional shares in his account to cover the amount withdrawn. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks), payment of redemption proceeds may be delayed for up to 15 days from the purchase date in an effort to insure that such check has cleared.


Due to the relatively high cost of maintaining small accounts, each Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $500 because of redemptions or exchanges, except in the case of accounts established for monthly automatic investments and certain payroll savings programs and tax-deferred retirement plans, for which the minimum investment requirement is either $250 or $50. Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

The right of redemption can be suspended and the payment of the redemption proceeds deferred during any period in which the Exchange is closed or trading on the Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists.

The Shareholder Servicing Agent may make certain de minimis exceptions to the requirements for redemption.

IN-KIND DISTRIBUTIONS: The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund has reserved the right to pay other redemptions, either totally or partially, by a distribution in-kind of securities (instead of cash) from such Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or transaction charges when converting the securities to cash.

SIGNATURE GUARANTEE: In order to protect shareholders against fraud, the Trust requires in certain instances as indicated above that the shareholder's signature be guaranteed. In these cases the shareholder's signature must be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. Signature guarantees shall be accepted in accordance with policies established by the Shareholder Servicing Agent.

DETERMINATION OF NET ASSET VALUE

Securities are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes. Since the Net Income, as defined in the SAI, of each Fund is declared as a dividend each time the Net Income of that Fund is determined, the net asset value per share of that Fund (i.e., the value of the net assets of that Fund divided by the number of shares of that Fund outstanding) remains at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in either Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of that Fund in his account.

It is expected that each Fund will have a positive Net Income at the time of each determination thereof. If for any reason the Net Income of either Fund determined at any time is a negative amount, that Fund will first offset the negative amount with respect to each shareholder account in that Fund from the dividends declared during the month with respect to such account. Then, to the extent necessary, such Fund will reduce the number of its outstanding shares by treating each of its shareholders as having contributed to its capital that number of full and fractional shares in the account of such shareholder which represents his proportion of such excess. Each shareholder of that Fund will be deemed to have agreed to such contribution in these circumstances by his investment in that Fund. This procedure will permit the net asset value per share of each Fund to be maintained at a constant $1.00 per share.

DISTRIBUTIONS

The Net Income of each Fund is determined each day during which the Exchange is open for trading. This determination is made once during each such day as of the close of regular trading. All the Net Income of each Fund so determined is declared in shares of the respective Fund at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are generally distributed on the last business day of each month in the form of additional shares of the respective Fund at the rate of one share (and fraction thereof) for each one dollar (and fraction thereof) of dividend income attributable to that Fund, or, at the election of the shareholder, in cash; except that if a shareholder redeems the entire amount in his account with that Fund at any time during the month, all dividends declared on that series during the month through the date of redemption will be paid to him at the same time as the proceeds from the redemption of his shares. The Fund may make one or more distributions during the calendar year to its shareholders from any long-term capital gains, and may also make one or more distributions during the calendar year to its shareholders from short-term capital gains.

TAX STATUS


Each Fund is treated as an entity separate from the other series of the Trust for federal income tax purposes. In order to minimize the taxes each Fund would otherwise be required to pay, each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because each Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements set out in the Code, it is not expected that the Funds will be required to pay any federal income or excise taxes, although foreign source income earned by the MFS Money Market Fund may be subject to foreign withholding taxes.



Shareholders of each Fund normally will have to pay federal income taxes (and any state or local taxes) on the dividends and capital gain distributions they receive from the Fund, whether the distribution is paid in cash or reinvested in additional shares. The Funds expect that none of their distributions will be eligible for the dividends received deduction for corporations. Shareholders may not have to pay state or local taxes on dividends derived from interest on U.S. Government obligations. Investors should consult with their tax advisers in this regard. Shortly after the end of each calendar year, each shareholder will be sent a statement setting forth the federal income tax status of all of the Fund's dividends and distributions for that year, including the portion taxable as ordinary income, the portion, if any, taxable as long-term capital gain (as well as the rate category or categories under which such gain is taxable), the portion, if any, representing a return of capital (which is free of current taxes but results in a basis reduction), the portion representing interest on U.S. Government obligations, and the amount, if any, of federal income tax withheld.



Each Fund intends to withhold U.S. federal income tax at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S. Each Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.


Prospective investors should read the Funds' Account Application for additional information regarding backup withholding of federal income tax and should consult their own tax advisers as to the tax consequences to them of an investment in a Fund.


DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

Each Fund has only one class of shares, entitled Shares of Beneficial Interest (without par value). The Trust presently has four series of shares and has reserved the right to create and issue additional series of shares. Each share of a series represents an equal proportionate interest in that series with each other share of that series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable. Shareholders are entitled to one vote for each share held. Shares of each series vote separately to approve investment advisory agreements or changes in investment objective or restrictions, but shares of all series vote together in the election or selection of Trustees and accountants. Shareholders of each series would be entitled to share pro rata in the net assets of their respective portfolio available for distribution to shareholders upon liquidation of the Trust or that series.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance (e.g., fidelity bonding and errors and omissions insurance) existed and the Trust itself was unable to meet its obligations.

PERFORMANCE INFORMATION

From time to time, each Fund may advertise its yield and effective yield. Both yield and effective yield are based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the income generated by an investment in that series over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of each Fund will vary based on the type, quality, and maturities of the securities held in the portfolio of the particular series, fluctuations in short-term interest rates and changes in the Trust's expenses. For a discussion of the manner in which each Fund will calculate its yield, see the SAI. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time, make a list of all or a portion of its holdings available to investors upon request.

7.  SHAREHOLDER SERVICES

Shareholders with questions concerning the shareholder services described below or concerning other aspects of the Funds, should contact the Shareholder Servicing Agent (see back cover for address and phone number). The Shareholder Servicing Agent, which is a wholly owned subsidiary of the Adviser, performs transfer agency, certain dividend disbursing agency and other services for the Trust.

ACCOUNT AND CONFIRMATION STATEMENTS -- Each shareholder will receive a confirmation statement showing the activity in his account. At the end of each calendar year, each shareholder will receive income tax information regarding distributions made by the Fund for that year and the amount, if any, of federal income tax withheld.

DISTRIBUTION OPTIONS -- The following options are available to all accounts (except Systematic Withdrawal Plan accounts described below) and may be changed as often as desired by notifying the Shareholder Servicing Agent:

         -- Dividends reinvested in additional shares (this option will be assigned if no other option is specified); or

         -- Dividends in cash.

Dividends in amounts less than $10 will automatically be reinvested in additional shares of the applicable Fund. If a shareholder has elected to receive dividends in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from the Shareholder Servicing Agent with regard to uncashed distribution checks, such shareholder's distribution option will automatically be converted to having all dividends reinvested in additional shares. Any request to change a distribution option must be received by the Shareholder Servicing Agent by the record date for a dividend in order to be effective for that dividend. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


INVESTMENT OR WITHDRAWAL PROGRAMS -- For the convenience of shareholders, the Funds make available the following programs designed to enable shareholders to add to their investment in an account with the Funds or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.



    DISTRIBUTION INVESTMENT PROGRAM: Dividend distributions made by either Fund may be automatically invested in shares of one of the other MFS Funds, if shares of the particular fund are available for sale.


    SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan must be at least $100, except in certain limited circumstances.

DOLLAR COST AVERAGING PROGRAMS


    AUTOMATIC INVESTMENT PLAN: Cash investments of $50 or more may be made through a shareholder's checking account on any day of the month. If the shareholder does not specify a date, the investment will automatically occur on the first business day of the month. Required forms are available from the Shareholder Servicing Agent or investment dealers.


    AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund, may exchange their shares for the same class of shares of other MFS Funds under the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic monthly or quarterly exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds. A shareholder should consider the differences in objectives and policies of a fund and review its prospectus before electing to exchange money into such fund through the Automatic Exchange Plan. No transaction fee is imposed in connection with exchange transactions under the Automatic Exchange Plan. HOWEVER, EXCHANGES FROM EITHER OF THE MONEY MARKET FUNDS WILL BE SUBJECT TO ANY APPLICABLE SALES CHARGE. For Federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, could result in a capital gain or loss to the shareholder making the exchange. See the SAI for further information concerning the Automatic Exchange Plan. Investors should consult their tax advisers for information regarding the potential capital gain and loss consequences of transactions under the Automatic Exchange Plan.

TAX-DEFERRED RETIREMENT PLANS -- Shares of either Fund may be purchased by all types of tax-deferred retirement plans, including IRAs; SEP-IRAs; 401(k) plans; 403(b) plans and other qualified pension and profit-sharing plans. Investors should consult with their tax advisers before establishing any of the tax-deferred retirement plans described above.
                            ------------------------


The Fund's SAI, dated January 1, 1998, contains more detailed information about the Funds, including information related to (i) the Funds' investment objectives, policies and restrictions, (ii) Trustees, officers and investment adviser, (iii) portfolio transactions, (iv) the Funds' shares, including rights and liabilities of shareholders, (v) the method used to calculate the yield and effective yield of each Fund, and (vi) various services and privileges provided by the Funds for the benefit of their shareholders.

                                   APPENDIX A

DESCRIPTION OF CERTAIN FUND INVESTMENTS:

U.S. GOVERNMENT OBLIGATIONS -- are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association ("GNMA"), the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks ("FHLB"), Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association ("FNMA").

REPURCHASE AGREEMENTS -- may be entered into by each Fund in order to earn additional income on available cash or as a temporary defensive measure. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the SAI, the Trust has adopted certain procedures intended to minimize risk.

CERTIFICATES OF DEPOSIT -- are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return, and are normally negotiable.

BANKERS' ACCEPTANCES -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

COMMERCIAL PAPER -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.

CORPORATE OBLIGATIONS -- include bonds and notes issued by corporations in order to finance long-term credit needs. The MFS Money Market Fund will invest only in corporate obligations which have a maturity when purchased of 13 months or less.

THE MFS FAMILY OF FUNDS(R) AMERICA'S OLDEST MUTUAL FUND GROUP

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time. This material should be read carefully before investing or sending money.

STOCK
--------------------------------------------------------------------------------
Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS(R) Emerging Growth Fund
MFS(R) Equity Income Fund
MFS(R) Growth Opportunities Fund
MFS(R) Large Cap Growth Fund  (1)
MFS(R) Managed Sectors Fund
MFS(R) Mid Cap Growth Fund  (2)
MFS(R) New Discovery Fund
MFS(R) Research Fund
MFS(R) Research Growth and Income Fund
MFS(R) Strategic Growth Fund
MFS(R) Union Standard(R) Equity Fund
MFS(R) Value Fund

STOCK AND BOND
--------------------------------------------------------------------------------
MFS(R) Total Return Fund
MFS(R) Utilities Fund

BOND
--------------------------------------------------------------------------------
MFS(R) Bond Fund
MFS(R) Government Mortgage Fund
MFS(R) Government Securities Fund
MFS(R) High Income Fund
MFS(R) Intermediate Income Fund
MFS(R) Strategic Income Fund

LIMITED MATURITY BOND
--------------------------------------------------------------------------------
MFS(R) Government Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Municipal Limited Maturity Fund


WORLD
--------------------------------------------------------------------------------
MFS(R)/Foreign & Colonial Emerging
   Markets Equity Fund
MFS(R) International Growth Fund (3)
MFS(R) International Growth and
   Income Fund (4)
MFS(R) World Asset Allocation Fund sm
MFS(R) World Equity Fund
MFS(R) World Governments Fund
MFS(R) World Growth Fund
MFS(R) World Total Return Fund

NATIONAL TAX-FREE BOND
--------------------------------------------------------------------------------
MFS(R) Municipal Bond Fund
MFS(R) Municipal High Income Fund
MFS(R) Municipal Income Fund

STATE TAX-FREE BOND
--------------------------------------------------------------------------------
Alabama, Arkansas, California, Florida, Georgia, Maryland, Massachusetts, Mississippi, New York, North Carolina, Pennsylvania, South Carolina,
Tennessee, Virginia, West Virginia

MONEY MARKET
--------------------------------------------------------------------------------
MFS(R) Cash Reserve Fund
MFS(R) Government Money Market Fund
MFS(R) Money Market Fund


(1)  Formerly MFS(R) Capital Growth Fund.

(2)  Formerly MFS(R) OTC Fund.

(3)  Formerly MFS(R)/Foreign & Colonial International Growth Fund.

(4)  Formerly MFS(R)/Foreign & Colonial International Growth and Income Fund.

Investment Adviser
Massachusetts Financial
Services Company
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Custodian and Dividend
Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116
Toll-free: (800) 225-2606

Mailing Address:
P.O. Box 2281
Boston, MA 02107-9906

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

[MFS LOGO]

MFS(R) MONEY MARKET FUND                                  STATEMENT OF
MFS(R) GOVERNMENT MONEY                                   ADDITIONAL INFORMATION
MARKET FUND

(Members of the MFS Family of Funds(R))

                                                          January 1, 1998

--------------------------------------------------------------------------------


                                                                                               Page
                                                                                               ----
  1.  Definitions...........................................................................      2
  2.  Investment Objective, Policies and Restrictions.......................................      2
  3.  Management of the Funds...............................................................      3
         Trustees...........................................................................      3
         Officers...........................................................................      4
         Trustee Compensation Table.........................................................      5
         Investment Adviser.................................................................      7
         Administrator......................................................................      8
         Distributor........................................................................      8
         Custodian..........................................................................      8
         Shareholder Servicing Agent........................................................      8
  4.  Portfolio Transactions and Brokerage Commissions......................................      8
  5.  Shareholder Services..................................................................      9
         Investment and Withdrawal Programs.................................................      9
         Exchange Privilege.................................................................     10
         Tax-Deferred Retirement Plans......................................................     11
  6.  Tax Status............................................................................     11
  7.  Description of Shares, Voting Rights and Liabilities..................................     12
  8.  Net Income and Distributions..........................................................     12
  9.  Performance Information...............................................................     13
 10.  Independent Auditors and Financial Statements.........................................     14
      Appendix A (Commercial Paper and Bond Ratings)........................................    A-1


MFS MONEY MARKET FUND
MFS GOVERNMENT MONEY MARKET FUND
Series of MFS Series Trust IV
500 Boylston Street, Boston, Massachusetts 02116
(617) 954-5000


This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Funds' Prospectus, dated January 1, 1998. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see last page for address and phone number).


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

1. DEFINITIONS


"Trust"                --   MFS Series Trust IV, a
                            Massachusetts business
                            trust. The Trust was known
                            as Massachusetts Cash
                            Management Trust prior to
                            August 27, 1993.

"Money Market Funds"   --   The MFS Money Market Fund
  or "Funds"                and the MFS Government
                            Money Market Fund, both of
                            which are diversified
                            series of the Trust.

"MFS" or the "Adviser" --   Massachusetts Financial
                            Services Company, a
                            Delaware corporation.

"Prospectus"           --   The Prospectus of the
                            Funds, dated January 1,
                            1998, as amended or
                            supplemented from time to
                            time.


2. INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVE. The investment objective of each Money Market Fund is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The investment objective of a Fund will not be changed without first obtaining shareholder approval from the shareholders of that Fund. Any investment involves risk and there can be no assurance that either Money Market Fund will achieve its investment objective.

INVESTMENT POLICIES. The investment policies of the Funds are described in the Prospectus. In addition, certain of the Funds' investment policies are described in greater detail below.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange (the "Exchange") or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that a Fund purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government securities.


The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the applicable Fund will have the right to liquidate the securities. If, at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the series' exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Trust has adopted and follows procedures which are intended to minimize the risk of repurchase agreements. For example, a Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors the seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.


INVESTMENT RESTRICTIONS. The Trust has adopted the following investment restrictions which apply to each of the Funds and which cannot be changed with respect to either Fund without the approval of the holders of a majority of the shares of that Fund (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of that Fund, or (ii) 67% or more of the outstanding shares of that Fund present at a meeting if holders of more than 50% of the outstanding shares of that Fund are represented at such meeting in person or by proxy):

Neither Fund may:

    (1) Borrow money or pledge, mortgage or hypothecate its assets, except as a temporary measure in an amount not to exceed one-third of its total assets (taken at current value) to facilitate redemptions (a loan limitation in excess of 5% is generally associated with a leveraged fund, but, since neither Fund anticipates paying interest on borrowed money at rates comparable to its yield, neither Fund has any intention of attempting to increase its net income by means of borrowing. Each Fund will borrow money only to accommodate requests for the repurchase of its shares while effecting an orderly liquidation of portfolio securities); and except that either Fund may enter into repurchase agreements (see description above);

    (2) Underwrite securities except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

    (3) Purchase voting securities of any issuer or purchase the securities of any issuer if, as a result thereof, more than 25% of that Fund's total assets (taken at current value) would be concentrated in any one industry; provided, however, that (a) there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (b) each Fund may invest up to 75% of its assets in all finance companies as a group, all banks and bank holding companies as a group and all utility companies as a group when in the opinion of management yield differentials and money market conditions suggest and when cash is available for such investment and instruments are available for purchase which fulfill the Fund's objective in terms of quality and marketability;

    (4) Purchase or retain real estate (including limited partnership interests but excluding securities of companies which deal in real estate or interests therein), mineral leases, commodities or commodity contracts;

    (5) Make loans to other persons except by the purchase of obligations in which that Fund is authorized to invest and by entering into repurchase agreements (see description above); not more than 10% of the total assets of either Fund (taken at current value) will be subject to repurchase agreements maturing in more than seven days;

    (6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of that Fund's total assets (taken at current value) to be invested in the securities of such issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

    (7) Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if such purchase at the time thereof would cause that Fund to hold more than 10% of any class of securities of such issuer; for this purpose all debt obligations of an issuer maturing in less than one year shall be deemed a single class;

    (8) Invest in companies for the purpose of exercising control or management;

    (9) Purchase securities issued by any registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that neither Fund will purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of that Fund (taken at current value) to be invested in the securities of such issuers; and provided, further, that neither Fund will purchase securities issued by any open-end investment company;

    (10) Invest more than 5% of its total assets (taken at current value) in companies which, including predecessors, have a record of less than three years' continuous operation;

    (11) Purchase or retain securities of any issuer any of whose officers, directors, or security-holders is a Trustee or officer of the Trust, or is an officer or Director of the Adviser, if or so long as one or more of such persons owns beneficially more than 1/2 of 1% of any class of securities, taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of any class of securities, taken at market value;

    (12) Purchase securities on margin except that either Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities;

    (13) Make short sales of securities;

    (14) Write or purchase any put or call option; or

    (15) Invest in securities which are restricted as to disposition under federal securities laws, or securities with other legal or contractual restrictions on resale, except for repurchase agreements.


As a matter of non-fundamental policy, neither Fund may invest 25% or more of the market value of its total assets in securities of issuers in any one industry.



Except with respect to Investment Restriction (1), these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.


3. MANAGEMENT OF THE FUNDS

The Board of Trustees provides broad supervision over the affairs of the Trust. The Adviser is responsible for the investment management of each Fund, and the officers of the Trust are responsible for its operations. The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

TRUSTEES


A. KEITH BRODKIN,* Chairman and President (born 8/4/35)

Massachusetts Financial Services Company, Chairman and Director


RICHARD B. BAILEY* (born 9/14/26)

Private Investor; Massachusetts Financial Services Company, former Chairman
  (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director


PETER G. HARWOOD (born 4/3/26)

Private Investor
Address: 211 Lindsay Pond Road, Concord, Massachusetts


J. ATWOOD IVES (born 5/1/36)


Eastern Enterprises (diversified services company), Chairman and Chief Executive
  Officer

Address: 9 Riverside Road, Weston, Massachusetts


LAWRENCE T. PERERA (born 6/23/35)

Hemenway & Barnes (attorneys), Partner
Address: 60 State Street, Boston, Massachusetts


WILLIAM J. POORVU (born 4/10/35)

Harvard University Graduate School of Business Administration, Adjunct
  Professor; CBL & Associates Properties, Inc. (a real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman (since November 1993), Chairman and Trustee (prior to November 1993)
Address: Harvard Business School, Soldiers Field Road, Cambridge, Massachusetts


CHARLES W. SCHMIDT (born 3/18/28)


Private Investor; OHM Corporation, Director; Mohawk Paper Company, Director

Address: 30 Colpitts Road, Weston, Massachusetts


ARNOLD D. SCOTT* (born 12/16/42)

Massachusetts Financial Services Company, Senior Executive Vice President,
  Secretary and Director

JEFFREY L. SHAMES* (born 6/2/55)

Massachusetts Financial Services Company, President and Director


ELAINE R. SMITH (born 4/25/46)

Independent Consultant; Brigham and Women's Hospital, Executive Vice President
  and Chief Operating Officer (prior to September 1992)
Address: Weston, Massachusetts


DAVID B. STONE (born 9/2/27)


North American Management Corp. (investment adviser), Chairman and Director;
  Eastern Enterprises, Trustee

Address: 10 Post Office Square, Suite 300, Boston, Massachusetts

OFFICERS


W. THOMAS LONDON,* Treasurer (born 3/1/44)

Massachusetts Financial Services Company, Senior Vice President


STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)

Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary


JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)

Massachusetts Financial Services Company, Senior Vice President and Associate
  General Counsel


ROBERT A. DENNIS,* Vice President (born 12/12/48)

Massachusetts Financial Services Company, Senior Vice President


GEOFFREY L. KURINSKY,* Vice President (born 7/7/53)

Massachusetts Financial Services Company, Senior Vice President


JAMES O. YOST,* Assistant Treasurer (born 6/12/60)

Massachusetts Financial Services Company, Vice President


MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)


Massachusetts Financial Services Company, Vice President (since March 1997);
  Putnam Investments, Vice President (from September 1994 until March 1997); Ernest & Young, Senior Tax Manager (until September 1994)



ELLEN M. MOYNIHAN,* Assistant Treasurer (born 11/13/57)


Massachusetts Financial Services Company, Vice President (since September 1996);
  Deloitte & Touche LLP, Senior Manager (until September 1996)


---------------
*"Interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee and officer holds comparable positions with certain MFS affiliates or with certain other funds of which MFS or a subsidiary of MFS is the investment adviser or distributor. Mr. Brodkin, the Chairman of MFS Fund Distributors, Inc. ("MFD"), Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), the corporate parent of MFS.


Each Fund pays the compensation of non-interested Trustees and Mr. Bailey (who currently receive a fee of $2,330 and $170 per year plus $130 and $5 per meeting and $90 and $10 per committee meeting attended, from the MFS Money Market Fund and the MFS Government Money Market Fund, respectively, together with such Trustee's out-of-pocket expenses) and has adopted a retirement plan for non-interested Trustees and Mr. Bailey. Under this plan, a Trustee will retire upon reaching age 73 and if the Trustee has completed at least 5 years of service, he would be entitled to annual payments during his lifetime of up to 50% of such Trustee's average annual compensation (based on the three years prior to his retirement) depending on his length of service. A Trustee may also retire prior to age 73 and receive reduced payments if he has completed at least 5 years of service. Under the plan, a Trustee (or his beneficiaries) will also receive benefits for a period of time in the event the Trustee is disabled or dies. These benefits will also be based on the Trustee's average annual compensation and length of service. There is no retirement plan provided by the Trust for Messrs. Brodkin, Scott and Shames. The Trust will accrue its allocable share of compensation expenses each year to cover current years service and amortize past service costs.

                              TRUSTEE COMPENSATION



                             MFS MONEY MARKET FUND



                                                                        RETIREMENT BENEFIT                       TOTAL TRUSTEE
                                                        TRUSTEE FEES        ACCRUED AS          ESTIMATED          FEES FROM
                                                            FROM           PART OF FUND       CREDITED YEARS       FUND AND
       TRUSTEE                                            FUND(1)           EXPENSE(1)        OF SERVICE(2)     FUND COMPLEX(3)
       -------                                          ------------    ------------------    --------------    ---------------
Richard B. Bailey....................................      $3,517             $  717                  8            $ 247,168
A. Keith Brodkin.....................................           0                  0                N/A                    0
Peter G. Harwood.....................................       3,657                527                  5              105,995
J. Atwood Ives.......................................       3,517                748                 17               98,750
Lawrence T. Perera...................................       3,877              1,216                 26               98,310
William Poorvu.......................................       3,587              1,307                 25              102,840
Charles W. Schmidt...................................       3,657              1,268                 20              105,995
Arnold D. Scott......................................           0                  0                N/A                    0
Jeffrey L. Shames....................................           0                  0                N/A                    0
Elaine R. Smith......................................       3,977                761                 27              105,995
David B. Stone.......................................       3,747              1,203                 12              108,710


---------------


(1)  For fiscal year ended August 31, 1997.



(2) Based on normal retirement age of 73. See the table below for the estimated annual benefits payable upon retirement by the Fund to a Trustee based on his or her estimated credited years of service.



(3) For calendar year 1996. All Trustees receiving compensation served as Trustees of 23 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $21.2 billion) except Mr. Bailey, who served as Trustee of 81 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $38.5 billion).



          ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)



                                                      YEARS OF SERVICE
                      AVERAGE          -----------------------------------------------
                    TRUSTEE FEES        3           5            7          10 OR MORE
                    ------------       ----       ------       ------       ----------
                       $3,165          $475       $  791       $1,108         $1,583
                        3,407           511          852        1,193         $1,704
                        3,649           547          912        1,277         $1,825
                        3,891           584          973        1,362         $1,945
                        4,133           620        1,033        1,446         $2,066
                        4,375           656        1,094        1,531         $2,187


---------------


(4) Other funds in the MFS fund complex provide similar retirement benefits to the Trustees.

                              TRUSTEE COMPENSATION



                        MFS GOVERNMENT MONEY MARKET FUND



                                                                        RETIREMENT BENEFIT                       TOTAL TRUSTEE
                                                        TRUSTEE FEES        ACCRUED AS          ESTIMATED          FEES FROM
                                                            FROM           PART OF FUND       CREDITED YEARS       FUND AND
       TRUSTEE                                            FUND(1)           EXPENSE(1)        OF SERVICE(2)     FUND COMPLEX(3)
       -------                                          ------------    ------------------    --------------    ---------------
Richard B. Bailey....................................       $395               $121                $  8            $ 247,168
A. Keith Brodkin.....................................          0                  0                 N/A                    0
Peter G. Harwood.....................................        425                 91                   5              105,995
J. Atwood Ives.......................................        395                126                  17               98,750
Lawrence T. Perera...................................        435                207                  26               98,310
William Poorvu.......................................        405                224                  25              102,840
Charles W. Schmidt...................................        425                220                  19              105,995
Arnold D. Scott......................................          0                  0                 N/A                    0
Jeffrey L. Shames....................................          0                  0                 N/A                    0
Elaine R. Smith......................................        470                130                  27              105,995
David B. Stone.......................................        435                186                  11              108,710


---------------


(1)  For fiscal year ended August 31, 1997.



(2) Based on normal retirement age of 73. See the table below for the estimated annual benefits payable upon retirement by the Fund to a Trustee based on his or her estimated credited years of service.



(3) For calendar year 1996. All Trustees receiving compensation served as Trustees of 23 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $21.2 billion) except Mr. Bailey, who served as Trustee of 81 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $38.5 billion.



          ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)



                                                    YEARS OF SERVICE
                      AVERAGE          ------------------------------------------
                    TRUSTEE FEES        3         5          7         10 OR MORE
                    ------------       ---       ----       ----       ----------
                        $356           $53       $ 89       $124          $178
                         388            58         97        136          $194
                         420            63        105        147          $210
                         452            68        113        158          $226
                         485            73        121        170          $242
                         517            78        129        181          $259


---------------


(4) Other funds in the MFS fund complex provide similar retirement benefits to the Trustees.

As of November 30, 1997, all Trustees and officers as a group owned less than 1% of the shares of the MFS Money Market Fund (not including 8,282,625 shares representing approximately 1.29% of the outstanding shares of the MFS Money Market Fund owned of record by an employee benefit plan of MFS of which Mr. Brodkin is a Trustee), and owned 3.34% of the shares of the MFS Government Money Market Fund (not including 2,832,864 shares representing approximately 5.25% of the outstanding shares of the MFS Government Money Market Fund owned of record by an employee benefit plan of MFS of which Mr. Brodkin is a Trustee).



As of November 30, 1997, Nationwide Life Insurance Company, Dept. 1748, P.O. Box 16786, Columbus, OH 43216-6786, was the record holder of approximately 6.44% of the outstanding shares of the MFS Money Market Fund, which it held for the benefit of its policy holders. As of November 30, 1997, Paine Webber, for the benefit of the Glass Family Charitable Remainder Unitrust, 68 Lyman Road, Northampton, MA 01060-4228, was the record owner of approximately 5.96% of the outstanding shares of the MFS Government Money Market Fund. As of November 30, 1997, MFS Defined Contribution Plan, c/o Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116-3740, was the record owner of approximately 6.00% of the outstanding shares of MFS Government Money Market Fund.


The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liabilities to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter, unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition or by a reasonable determination based upon a review of readily available facts by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

INVESTMENT ADVISER


MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.), which is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Prospectus contains information with respect to the management of the Adviser and other investment companies for which MFS serves as investment adviser.



The Adviser manages each Fund pursuant to an Amended and Restated Investment Advisory Agreement dated August 1, 1993 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser provides each Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for each Fund. For these services and facilities, the Adviser receives a management fee computed and paid monthly at the annual rate of 0.5% of the first $300 million of the average aggregate net assets of the MFS Money Market Fund and the MFS Government Money Market Fund; 0.45% of the next $400 million of such assets; 0.4% of the next $300 million of such assets; and 0.35% of such assets in excess of $1 billion.



For the years ended August 31, 1997, 1996 and 1995, MFS received management fees under the Funds' Advisory Agreement of $2,793,401, $2,374,567 and $2,224,728, respectively, from the MFS Money Market Fund, and $188,007, $205,023 and $193,160, respectively, from the MFS Government Money Market Fund. The Trust's advisory fee is allocated between the MFS Money Market Fund and the MFS Government Money Market Fund in the ratio each fund's average daily net assets bears to the aggregate average daily net assets of the Trust.



Each Fund pays all of its expenses (other than those assumed by MFS) including:
Trustees fees discussed above; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Trust; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Trust; expenses of repurchasing and redeeming shares; expenses of preparing, printing and mailing prospectuses, shareholder reports, notices, proxy statements and reports to governmental officers and commissions; expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of State Street Bank and Trust Company, each Fund's Custodian, for all services to each Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of each Fund; expenses of shareholder meetings; and expenses relating to the issuance, registration and qualification of shares of each Fund. Such expenses are allocated between the MFS Money Market Fund and the MFS Government Money Market Fund in a manner believed to be fair and equitable to each. For a list of the Trust's expenses, including the compensation paid to Trustees who are not officers of MFS, during the Trust's fiscal year ended August 31, 1997, see the financial statements included in the Funds' Annual Report to Shareholders which is incorporated by reference into this SAI.


The Adviser pays the compensation of the Trust's officers and of the Trustees who are officers of the Adviser. The Adviser also furnishes at its own expense all necessary administrative services, including office space, equipment, clerical personnel, investment advisory facilities, and all executive and supervisory personnel necessary for managing the Trust's investments, effecting its portfolio transactions, and, in general, administering its affairs.


The Advisory Agreement will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the

Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of a Fund's outstanding voting securities or by either party on not more than 60 days' nor less than 30 days' written notice. The Advisory Agreement further provides that the Adviser may render services to others and that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement.


ADMINISTRATOR



MFS provides each Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under the Agreement, each Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services. For the period from March 1, 1997 through August 31, 1997, MFS received fees under the Agreement of $45,890 and $2,916 for MFS Money Market Fund and MFS Government Money Market Fund, respectively.


DISTRIBUTOR

MFD, a wholly owned subsidiary of MFS, serves as distributor for the continuous offering of shares of each Fund pursuant to a Distribution Agreement, dated January 1, 1995 (the "Distribution Agreement"). Prior to January 1, 1995, MFS Financial Services, Inc. ("FSI"), another wholly owned subsidiary of MFS, was the Fund's distributor. Where this SAI refers to MFD in relation to the receipt or payment of money with respect to a period or periods prior to January 1, 1995, such reference shall be deemed to include FSI, as the predecessor in interest to MFD.


The Distribution Agreement will remain in effect until August 1, 1998, and will continue in effect thereafter only of such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Trust's shares (as defined in "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.


CUSTODIAN

State Street Bank and Trust Company (the "Custodian") is the custodian of each Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Funds' cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Funds' investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net income on shares of the Funds. The Custodian does not determine the investment policies of the Funds or decide which securities the Funds will buy or sell. The Funds may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. The Custodian also acts as the dividend disbursing agent of the Trust.

SHAREHOLDER SERVICING AGENT


MFS Service Center, Inc. (the "Shareholder Servicing Agent" or the "Agent"), a wholly owned subsidiary of MFS, is the Trust's shareholder servicing agent, pursuant to a Shareholder Servicing Agreement, effective August 1, 1985, as amended (the "Agency Agreement") with the Trust. The Agent's responsibilities under the Agency Agreement include administering and performing transfer functions and keeping records in connection with the issuance, transfer and redemption of the shares of the Trust. For these services, the Agent will receive a fee calculated as a percentage of the average daily net assets of each Fund at an effective annual rate of 0.13%. In addition, the Agent will be reimbursed by the Trust for certain expenses incurred by the Agent on behalf of the Trust. State Street Bank and Trust Company, the dividend disbursing agent of the Trust, has contracted with the Shareholder Servicing Agent to administer and perform certain dividend and distribution disbursing functions for the Trust.


4. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities for each Fund are made by the Funds' portfolio manager who is an employee of the Adviser and who is appointed and supervised by its senior officers. Changes in the Funds' investments are reviewed by the Board of Trustees. The Funds' portfolio manager may serve other clients of the Adviser or any subsidiary of the Adviser in a similar capacity.

The primary consideration in placing portfolio security transactions for each series is "best execution," i.e., execution at the most favorable prices and in the most effective manner possible. The Adviser at all times attempts to achieve "best execution," and it has complete freedom as to the markets in and the broker-dealers through which it seeks this result. It is expected that most transactions will be with the issuer or with major dealers acting for their own account and not as brokers. Subject to the requirement of seeking "best execution," securities may be bought from or sold to broker-dealers who have furnished research and investment services to the Adviser. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. In placing orders with such broker-dealers the Adviser will, where possible, take into account the comparative usefulness of such research and investment services. Such research and investment services are useful to the Adviser even though their dollar value may be indeterminable and their receipt or availability generally does not reduce the Adviser's normal research activities or expenses. From time to time, the Adviser may also direct certain portfolio transactions to broker-dealer firms which, in turn, have agreed to pay a portion of the Funds' operating expenses (e.g., fees charged by the Custodian of the Funds' assets).


Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc., and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of MFS as a factor in the selection of broker-dealers to execute the Trust's portfolio transactions.



For each Fund's fiscal years ended August 31, 1997, 1996 and 1995, neither Fund paid brokerage commissions.



During the period ended August 31, 1997, the MFS Money Market Fund acquired securities issued by Goldman Sachs & Co., Bank of America, Merrill Lynch & Co., Bankers Trust, Ford Motor Credit Corp., and J.P. Morgan & Co., regular broker-dealers of the Fund, which securities had a value of $126,151,000, $9,963,000, $20,653,000, $7,346,000, $21,952,000 and $17,891,000, respectively, as of August 31, 1997.



During the period ended August 31, 1997, the MFS Government Money Market Fund acquired securities issued by Goldman Sachs & Co., a regular broker-dealer of the Fund, which had a value of $5,950,000 as of August 31, 1997.


In certain instances there may be securities which are suitable for one or both of the Trust's portfolios as well as for that of one or more of the other clients of the Adviser or any subsidiary of the Adviser. Investment decisions for each Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as either Fund is concerned. In other cases, however, the Trust believes that the ability of each Fund to participate in volume transactions will produce better executions for that Fund.

5. SHAREHOLDER SERVICES

INVESTMENT AND WITHDRAWAL PROGRAMS: Each Fund makes available the following programs designed to enable shareholders to add to their investment or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders other than a sales charge in the case of certain share purchases and may be changed or discontinued at any time by a shareholder or the Fund.


SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.


DISTRIBUTION INVESTMENT PROGRAM: Distributions of dividends made by either Fund may be automatically invested in shares of one of the other funds in the MFS Family of Funds (the "MFS Funds"), if shares of the fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. Distributions invested in one of the other MFS Funds will be invested at net asset value (exclusive of any sales charge). Distributions will be invested at the close of business on the payable date for the distribution. A shareholder considering the Distribution Investment Program should obtain and read the prospectus of the other fund and consider the differences in objectives and policies before making any investment.

SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular monthly, quarterly or semi-annual payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan ("SWP") must be at least $100, except in certain limited circumstances. Such payments are drawn from the proceeds of the redemption of shares held in the shareholder's account. To the extent that redemptions for such periodic withdrawals exceed dividend income reinvested in the account, such redemptions will reduce and may eventually exhaust the number of shares in the shareholder's account. To initiate this service, a shareholder must own 5,000 or more shares of the Fund. The shareholder may deposit into the account additional shares of the Fund, change the payee or change the dollar amount of each payment. The Fund may terminate any SWP for an account if the number of shares in the account falls below 5,000 as a result of share redemptions (other than as a result of a SWP) or an exchange of shares of the Fund for shares of another MFS Fund. Any such plan may be terminated at any time by either the shareholder or the Fund.

AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of other MFS Funds under the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic monthly or quarterly exchanges of funds from the shareholder's Fund account for investment in the same class of shares of other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds effective on the seventh day of each month or of every third month, depending on whether monthly or quarterly exchanges are elected by the shareholder. If the seventh day of the month is not a business day, the transaction will be processed on the next business day. Generally, the initial exchange will occur after receipt and processing by the Shareholder Servicing Agent of an application in good order. Exchanges will continue to be made from a shareholder's account in the Fund as long as the balance of the account is sufficient to complete the exchanges. Additional payments made to a shareholder's account will extend the period that exchanges will continue to be made under the Automatic Exchange Plan. However, if additional payments are added to an account subject to the Automatic Exchange Plan shortly before an exchange is scheduled, such funds may not be available for exchanges until the following month; therefore, care should be used to avoid inadvertently terminating the Automatic Exchange Plan through exhaustion of the account balance.

No transaction fee for exchanges will be charged in connection with the Automatic Exchange Plan. However, exchanges of shares of the Funds will be subject to any applicable sales charge. Changes in amounts to be exchanged to each fund, the funds to which exchanges are to be made, and the timing of exchanges (monthly or quarterly), or the termination of a shareholder's participation in the Automatic Exchange Plan, will be made after instructions in writing or by telephone (an "Exchange Change Request") are received by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record). Each Exchange Change Request (other than termination of participation in the program) must involve at least $50. Generally, if an Exchange Change Request is received by telephone or in writing before the close of business on the last business day of a month, the Exchange Change Request will be effective for the following month's exchange.

A shareholder's right to make additional investments in any of the MFS Funds, to make exchanges of shares from one MFS Fund to another and to withdraw from an MFS Fund, as well as a shareholder's other rights and privileges are not affected by a shareholder's participation in the Automatic Exchange Plan.

The Automatic Exchange Plan is part of the Exchange Privilege. For additional information regarding the Automatic Exchange Plan, see "Exchange Privilege" below.

INVEST BY MAIL OR WIRE: Additional investments of $50 or more may be made at any time either by mailing a check payable to the Fund directly to the Shareholder Servicing Agent or by wire, as described in the Funds' Prospectus under the caption "Information Concerning Shares of the Funds -- Opening an Account: By Wire." The shareholder's account number must be included with each investment.

REINSTATEMENT PRIVILEGE: Shareholders of the Funds who have redeemed their shares (other than shares acquired through direct purchase or reinvested dividends) and shareholders of the other MFS Funds who have redeemed their shares have a one-time right to reinvest the redemption proceeds in shares of any of the MFS Funds (if shares of the fund are available for sale) at net asset value (without a sales charge) and, if applicable, with credit for any CDSC paid. In the case of proceeds reinvested in the money market funds, the shareholder has the right to exchange such shares for shares of another MFS Fund at net asset value pursuant to the exchange privilege described below. Such a reinvestment must be made within 90 days of the redemption and is limited to the amount of the redemption proceeds. If the shares credited for any CDSC paid are then redeemed within 12 months of the initial purchase, such CDSC will be imposed upon redemption. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 90-day period in the same fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of any loss realized on the original redemption for federal income tax purposes. Please see your tax advisor for further information.

EXCHANGE PRIVILEGE: Shares of either Fund which are acquired through direct purchase for which payment has been received by the Fund (i.e., an established account) may be exchanged at net asset value for shares of the other Fund. However, shares of either Fund may be redeemed and shares of any of the other MFS Funds acquired at net asset value plus their normal sales charge. Shares of either Fund acquired by an exchange from any of the other MFS Funds or by automatic reinvestment of Fund dividends paid after June 1, 1992, may be exchanged for shares of any of such other MFS Funds (if available for sale).

Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record), and each exchange must involve shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. If the Exchange Request is received by the Shareholder Servicing Agent in writing or by telephone on any business day prior to the close of regular trading on the Exchange, the exchange will usually occur that day if all the requirements set forth above have been complied with at that time. No more than five exchanges may be made in any one Exchange Request by telephone. The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timer accounts (see "Purchases" in the Prospectus). Required forms are available from the Shareholder Servicing Agent or investment dealers.

Additional information with respect to any of the MFS Funds, including a copy of its current prospectus, may be obtained from investment dealers or the Shareholder Servicing Agent. A shareholder should obtain and read the prospectus of the other MFS Fund and consider the differences in objectives and policies before making any exchange. Unitholders of the MFS Fixed Fund (a bank collective investment fund) have the right to exchange their units (except units acquired through direct purchases) for shares of either Fund, subject to the conditions, if any, imposed upon such unitholders by the MFS Fixed Fund.

Any state income tax advantage for investment in shares of each portfolio of MFS Municipal Series Trust and may only benefit residents of such states. Investors should consult with their own tax advisers to be sure this is an appropriate investment, based on their residency and each state's income tax laws.

TAX-DEFERRED RETIREMENT PLANS -- Shares of either Fund may be purchased by all types of tax-deferred retirement plans. MFD makes available through investment dealers plans and/or custody agreements for the following:

  Individual Retirement Accounts (IRAs) (for individuals and their nonemployed spouses who desire to make limited contributions to a tax-deferred retirement program and, if eligible, to receive a federal income tax deduction for amounts contributed);

  Simplified Employee Pension (SEP-IRA) Plans;

  403(b) Plans (deferred compensation arrangements for employees of public school systems and certain non-profit organizations); and

  Certain other qualified pension and profit-sharing plans.

The plan documents provided by MFD designate The First National Bank of Boston as trustee or custodian (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by The First National Bank of Boston or MFD, tax consequences and redemption information, see the specific documents for that plan. Plan documents other than those provided by MFD may be used to establish any of the plans described above. Third party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

Investors should consult with their tax advisers before establishing any of the tax-deferred retirement plans described above.

6. TAX STATUS


Each Fund has elected to be treated and intends to qualify year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") by meeting all applicable requirements of Subchapter M, including requirements as to the nature of each Fund's gross income, the amount of each Fund's distributions, and the composition of each Fund's portfolio assets. Because each Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that either Fund will be required to pay any federal income or excise taxes, although the MFS Money Market Fund's foreign source income may be subject to foreign withholding taxes. If a Fund should fail to qualify as a "regulated investment company" in any year, that Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to its shareholders.



Shareholders of each Fund will normally have to pay federal income taxes, and any state or local income taxes, on the dividends they receive from that Fund. Dividends from ordinary income are taxable to shareholders as ordinary income for federal income tax purposes whether the distributions are paid in cash or reinvested in additional shares. Because the Funds expect to earn primarily interest income, it is expected that no Fund dividends will qualify for the dividends received deduction for corporations. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. Each Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.



Each Fund's current dividend and accounting policies will affect the amount, timing and character of distributions to shareholders. Special tax considerations apply with respect to foreign investments of the MFS Money Market Fund. Foreign exchange gains and losses realized by that Fund will generally be treated as ordinary income and losses. Investment income received by the MFS Money Market Fund from foreign securities may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the MFS Money Market Fund to a reduced rate of tax or an exemption from tax on such income; the Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of foreign tax in advance since the amounts of the Fund's assets to be invested within various countries are not known.


Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. The Funds intend to withhold U.S. federal income tax payments at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions received from a Fund by Non-U.S. Persons also may be subject to tax under the laws of their own jurisdictions. Each Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends paid to any shareholder (including a Non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.


As long as a Fund qualifies as a regulated investment company under the Code, it will not be required to pay Massachusetts income or excise taxes.

Distributions of each Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. Each Fund intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes as well as regarding the tax consequences of an investment in the Fund.

7. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


The Trust presently has four series of shares and has reserved the right to create additional series of shares. The Trustees have authorized the issuance of one class of shares for each of the Funds, Class A and Class B shares of a third series, and Class A, Class B, Class C and Class I shares of a fourth series of the Trust. Each share of a series represents an equal proportionate interest in that series with each other share of that series. The shares of each series participate equally in the earnings, dividends and assets of the particular portfolio. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable. Shareholders are entitled to one vote for each share held. Shares of each series vote separately to approve investment advisory agreements or changes in investment objective or restrictions, but shares of all series vote together in the election of Trustees and the selection of accountants. Although Trustees are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Trustees. Shareholders of each series would be entitled to share pro rata in the net assets of their respective portfolio available for distribution to shareholders upon liquidation of the Trust or that series.


The Trust may merge or consolidate with another organization or sell all or substantially all its assets, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trust, except that if the Trustees recommend such merger, consolidation or sale, the approval by vote of the holders of a majority of the Trust's outstanding shares will be sufficient. The Trust may be terminated upon liquidation and distribution of the assets of the Trust, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

8. NET INCOME AND DISTRIBUTIONS


The Net Income of each Fund is determined each day during which the Exchange is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays or the days on which they are observed: New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) This determination is made once during each such day as of the close of regular trading on the Exchange. All the Net Income, as defined below, of each Fund so determined is declared in shares of the respective Fund as a dividend to shareholders of record of that Fund at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are generally distributed on the last business day of each month in the form of additional shares of the respective Fund at the rate of one share (and fraction thereof) for each one dollar (and fraction thereof) of dividend income attributable to that Fund, or, at the election of the shareholder, in cash; except that if a shareholder redeems the entire amount in his account with that Fund at any time during the month, all dividends declared on that Fund during the month through the date of redemption will be paid to him at the same time as the proceeds from the redemption of his shares.

For this purpose the Net Income of either Fund (from the time of the immediately preceding determination thereof) shall consist of (i) all interest income accrued on the portfolio assets of that Fund, (ii) less all actual and accrued expenses of that Fund determined in accordance with generally accepted accounting principles, and (iii) plus or minus net realized gains and losses and net unrealized appreciation or depreciation on the assets of that Fund. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes. The Trust will limit the portfolio investments of each Fund to those U.S. dollar-denominated instruments which the Board of Trustees or its delegate determines present minimal credit risks, and which are of high quality as determined by the 1940 Act and the rules thereunder. The Trust has also agreed to maintain a dollar weighted average maturity for each series of 90 days or less and to invest only in securities maturing in 13 months or less. The Board of Trustees has also established procedures designed to stabilize the net asset value per share of each series, as computed for the purposes of sales and redemptions, at $1.00 per share. If the Trustees determine that a deviation from the $1.00 per share price may exist which may result in a material dilution or other unfair result to investors or existing shareholders, they will take such corrective action as they regard as necessary and appropriate, which action could include the sale of instruments prior to maturity (to realize capital gains or losses); shortening average portfolio maturity; withholding dividends; or using market quotations for valuation purposes.

Since the Net Income of each Fund is declared as a dividend each time the Net Income of that Fund is determined, the net asset value per share of that Fund (i.e., the value of the net assets of that Fund divided by the number of shares of that Fund outstanding) remains at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in either Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of that Fund in his account.

It is expected that each Fund will have a positive Net Income at the time of each determination thereof. If for any reason the Net Income of either Fund determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, that Fund would first offset the negative amount with respect to each shareholder account in that Fund from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month (or during the month in the case of an account liquidated in its entirety), that Fund could reduce the number of its outstanding shares by treating each shareholder of that Fund as having contributed to its capital that number of full and fractional shares of that Fund in the account of such shareholder which represents his proportion of such excess. Each shareholder of that Fund will be deemed to have agreed to such contribution in these circumstances by his investment in that Fund. This procedure would permit the net asset value per share of each Fund to be maintained at a constant $1.00 per share.

9. PERFORMANCE INFORMATION

YIELD INFORMATION. Each Fund will provide current annualized and effective annualized yield quotations based on the daily dividends of the particular Fund. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. However, these yield quotations should not be considered as representative of the yield of either Fund in the future since the yield of each Fund will vary based on the type, quality and maturities of the securities held in the portfolio of the particular Fund, fluctuations in short-term interest rates and changes in the Fund's expenses.


The current annualized yield of the MFS Money Market Fund for the seven-day period ended August 31, 1997 (the end of the Trust's fiscal year) was 5.11% and the effective annualized yield of the MFS Money Market Fund for such period was 5.24%. The current annualized yield of the MFS Government Money Market Fund for that seven-day period was 4.68% and the effective annualized yield of the MFS Government Money Market Fund for that period was 4.79%. Current yield and account balance information may be obtained by calling 1-800-MFS-TALK (637-8255).


Any current yield quotation of either Fund which is used in such a manner as to be subject to the provisions of Rule 482(d), under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of either Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

GENERAL: From time to time each Fund may, as appropriate, quote Fund rankings or reprint all or a portion of evaluations of fund performance and operations appearing in various independent publications, including but not limited to the following:

Money, Fortune, U.S. News and World Report, Kiplinger's Personal Finance, The Wall Street Journal, Barron's Investors Business Daily, Newsweek, Financial World, Financial Planning, Investment Advisor, USA Today, Pensions and Investments, SmartMoney, Forbes, Global Finance, Registered Representative, Institutional Investor, the Investment Company Institute, Johnson's Charts, Morningstar, Lipper Analytical Services, Inc., CDA Wiesenberger, Shearson Lehman and Salomon Bros. Indices, Ibbotson, Business Week, Lowry Associates, Media General, Investment Company Data, The New York Times, Your Money, Strangers Investment Advisor, Financial Planning on Wall Street, Standard and Poor's, Individual Investor, The 100 Best Mutual Funds You Can Buy by Gordon K. Williamson, Consumer Price Index, and Sanford C. Bernstein & Co. Fund performance may also be compared to the performance of other mutual funds tracked by financial or business publications or periodicals.

From time to time, each Fund may discuss or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters.

Each Fund may also quote evaluations mentioned in independent radio or television broadcasts.

From time to time each Fund may use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral.

From time to time the Fund may also discuss or quote the views of its distributor, its investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; tax management strategies; estate planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; ideas and information provided through the MFS Heritage Panning(SM) program, an intergenerational financial planning assistance program; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and other similar or related matters.

MFS FIRSTS: MFS has a long history of innovations.

  -- 1924 -- Massachusetts Investors Trust is established as the first open-end mutual fund in America.

  -- 1924 -- Massachusetts Investors Trust is the first mutual fund to make full public disclosure of its operations in shareholder reports.

  -- 1932 -- One of the first internal research departments is established to provide in-house analytical capability for an investment management firm.

  -- 1933 -- Massachusetts Investors Trust is the first mutual fund to register under the Securities Act of 1933 ("Truth in Securities Act" or "Fund Disclosure Act").

  -- 1936 -- Massachusetts Investors Trust is the first mutual fund to allow shareholders to take capital gain distributions either in additional shares or in cash.

  -- 1976 -- MFS Municipal Bond Fund is among the first municipal bond funds established.

  -- 1979 -- Spectrum becomes the first combination fixed/variable annuity with no initial sales charge.

  -- 1981 -- MFS World Governments Fund is established as America's first globally diversified fixed-income mutual fund.

  -- 1984 -- MFS Municipal High Income Fund is the first open-end mutual fund to seek high tax-free income from lower-rated municipal securities.

  -- 1986 -- MFS Managed Sectors Fund becomes the first mutual fund to target and shift investments among industry sectors for shareholders.

  -- 1986 -- MFS Municipal Income Trust is the first closed-end, high-yield municipal bond fund traded on the New York Stock Exchange.

  -- 1987 -- MFS Multimarket Income Trust is the first closed-end, multimarket high income fund listed on the New York Stock Exchange.

  -- 1989 -- MFS Regatta becomes America's first non-qualified market-value-adjusted fixed/variable annuity.

  --  1990 -- MFS World Total Return Fund is the first global balanced fund.

  -- 1993 -- MFS World Growth Fund is the first global emerging markets fund to offer the expertise of two sub-advisers.

  -- 1993 -- MFS becomes money manager of MFS Union Standard Trust, the first Trust to invest solely in companies deemed to be union-friendly by an advisory board of senior labor officials, senior managers of companies with significant labor contracts, academics and other national labor leaders or experts.

10. INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

Deloitte & Touche LLP are the Funds' independent auditors, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.


The Portfolios of Investments at August 31, 1997, the Statements of Assets and Liabilities at August 31, 1997, the Statements of Operations for the year ended August 31, 1997, the Statements of Changes in Net Assets for the years ended August 31, 1997 and 1996, the Notes to Financial Statements and the Independent Auditors' Report, each of which is included in the Annual Report to shareholders of the Funds, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent auditors, as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

                                                                      APPENDIX A

DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("S&P"), FITCH INVESTORS SERVICE, INC. ("FITCH") AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") HIGHEST COMMERCIAL PAPER AND BOND RATINGS:

A-1 AND P-1 COMMERCIAL PAPER RATINGS

The rating "A-1" is the highest commercial paper rating assigned by S&P and Fitch, and issues so rated are regarded as having the greatest capacity for timely payment. Issues in the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those A-1 issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) sign designation.

The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

AAA, AA AND AAA, AA BONDS RATINGS

Debt rated AA by S&P and Fitch are judged by S&P to be high-quality obligations, and differ only in small degree from issues rated AAA. AAA is S&P and Fitch's highest rating and indicates an extremely strong capacity to pay interest and repay principal. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa securities because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000

CUSTODIAN AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: (800) 225-2606
Mailing Address:
P.O. Box 2281, Boston, MA 02107

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110






MFS(R) MONEY
MARKET FUND

MFS(R) GOVERNMENT
MONEY MARKET FUND


500 BOYLSTON STREET
BOSTON, MA 02116






[MFS LOGO]

                                                      MCM-13-1/97/500  22/10/310

[LOGO] M F S(SM)                                                  Annual Report
INVESTMENT MANAGEMENT                                           August 31, 1997


MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND


[Graphic Omitted]

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Portfolio Manager's Overview ..............................................  2
Portfolio Manager's Profile ...............................................  3
Tax Form Summary ..........................................................  3
Fund Facts ................................................................  4
Portfolio Concentration ...................................................  4
Portfolio of Investments ..................................................  6
Financial Statements ......................................................  8
Notes to Financial Statements ............................................. 13
Independent Auditors' Report .............................................. 16
Trustees and Officers ..................................................... 17

--------------------------------------------------------------------------------

   HIGHLIGHTS

   o THE ANNUALIZED YIELD ON AN INVESTMENT IN MFS() R MONEY MARKET FUND FOR THE SEVEN-DAY PERIOD ENDED AUGUST 31, 1997, WAS 4.95%, VERSUS 4.72% AT THE END OF AUGUST 1996. DURING THE SAME PERIOD, THE ANNUALIZED YIELD ON AN INVESTMENT IN MFS() R GOVERNMENT MONEY MARKET FUND ROSE TO 4.87% FROM 4.51%.

   o ON MARCH 25, 1997, THE FEDERAL RESERVE BOARD RAISED THE FEDERAL FUNDS RATE 0.25%, FROM 5.25% TO 5.50%. AS A RESULT, YIELDS ON 90-DAY COMMERCIAL PAPER HAVE RISEN APPROXIMATELY 20 BASIS POINTS (0.20%) OVER THE PAST YEAR.

   o THE FUNDS' AVERAGE MATURITIES HAVE BEEN RELATIVELY NEUTRAL TO SHORT OVER THE PAST 12 MONTHS TO TRY TO TAKE ADVANTAGE OF THE HIGHER YIELDS THAT WILL RESULT IF THE ECONOMY BEGINS TO ACCELERATE.

--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of A. Keith Brodkin]

Dear Shareholders:
An unprecedented combination of generally positive factors has helped the U.S. economy enjoy a sustained period of relative stability and moderate growth in which thousands of new jobs have been created every month, inflation remains under control, and the investment climate -- at least until now -- has been favorable. For example, the increased use of technology and other productivity enhancements, as well as corporate restructuring and global competition, is improving companies' balance sheets and helping control inflation. Meanwhile, borrowing by corporations and governments continues to decline, while consumer confidence is increasing, although consumer debt levels are still uncomfortably high. While some lenders are beginning to tighten standards to address this problem, consumer debt and personal bankruptcies continue to rise. The rapid pace of growth seen in the first quarter slowed slightly in the second quarter, to an annual rate of 3.3%. While real (inflation-adjusted) growth could moderate further in the third quarter, we believe economic momentum will carry well into the first quarter of 1998. The money supply is increasing at a rapid rate, the housing and automobile markets are strengthening, and it now appears that Christmas sales could be quite good. Because economic growth continues to be impressive, markets are likely to begin focusing on the Federal Reserve Board's (the Fed's) willingness to raise interest rates.

In the fixed-income markets, we have been encouraged by the Fed's decision at its July meeting not to raise short-term interest rates. But we cannot rule out the possibility of future monetary tightening in the second half of the year if, as we now expect, the economy strengthens during the balance of 1997. Therefore, our risk/reward outlook for the fixed-income markets is neutral, and we believe that fixed-income investors should think in terms of earning the coupon income from their investments rather than seeking possible gains from price appreciation.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin
--------------------------
A. Keith Brodkin
Chairman and President

September 15, 1997

PORTFOLIO MANAGER'S OVERVIEW

[Photo of Geoffrey L. Kurinsky]

Geoffrey L. Kurinsky

Dear Shareholders:
Since August 31, 1996, short-term interest rates have moved modestly higher. As a result, the annualized yield on an investment in MFS MONEY MARKET FUND for the seven-day period ended August 31, 1997, was 4.95%, versus 4.72% at the end of August 1996. During the same period, the annualized yield on an investment in MFS GOVERNMENT MONEY MARKET FUND rose to 4.87% from 4.51%.

On March 25, 1997, the Federal Reserve Board raised the federal funds rate (the interest rate charged by banks to other banks in need of overnight loans) 25 basis points (0.25%), from 5.25% to 5.50%. As a result, yields on 90-day commercial paper have risen approximately 20 basis points (0.20%) over the past year. In the next few months, we expect short-term rates to remain stable, with a possible tightening by year-end if the economy shows signs of inflationary pressures.

The Funds' average maturities have been relatively neutral to short over the past 12 months. The average maturities for MFS MONEY MARKET FUND and MFS GOVERNMENT MONEY MARKET FUND on August 31, 1997, were 39 and 41 days, respectively, versus 42 and 35 days on August 31, 1996. The Funds are positioned to try to take advantage of the higher yields that will result if the economy begins to accelerate.

The portfolio of MFS MONEY MARKET FUND continues to include only the highest-quality corporate, bank, and government securities in order to provide investors with maximum security against credit risk. On August 31, 1997, approximately 49% of this Fund's net assets were invested in commercial paper, with the balance invested in securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. government. The large position in government-guaranteed paper is due to the narrow yield spreads between government-agency obligations and commercial paper. At the same time, the quality of MFS GOVERNMENT MONEY MARKET FUND'S portfolio remains at the highest practical level because its investments are limited to securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. government, including repurchase agreements collateralized by such securities. We believe this emphasis on quality should allow the Funds to continue to help investors obtain current income and, at the same time, preserve capital and liquidity.

Respectfully,

/s/ Geoffrey L. Kurinsky
Geoffrey L. Kurinsky
Portfolio Manager

--------------------------------------------------------------------------------

   PORTFOLIO MANAGER'S PROFILE

   GEOFFREY L. KURINSKY BEGAN HIS CAREER AT MFS IN 1987 IN THE FIXED INCOME DEPARTMENT. A GRADUATE OF THE UNIVERSITY OF MASSACHUSETTS AND THE BOSTON UNIVERSITY GRADUATE SCHOOL OF MANAGEMENT, HE WAS NAMED ASSISTANT VICE PRESIDENT IN 1988, VICE PRESIDENT IN 1989, AND SENIOR VICE PRESIDENT IN 1993. HE HAS MANAGED MFS MONEY MARKET FUND AND MFS GOVERNMENT MONEY MARKET FUND SINCE 1992.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   TAX FORM SUMMARY

   IN JANUARY 1998, SHAREHOLDERS WILL BE MAILED A TAX FORM SUMMARY REPORTING THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  FUND FACTS

  OBJECTIVE:              THE INVESTMENT OBJECTIVE OF EACH FUND IS TO SEEK AS
                          HIGH A LEVEL OF CURRENT INCOME AS IS CONSIDERED
                          CONSISTENT WITH THE PRESERVATION OF CAPITAL AND
                          LIQUIDITY. MONEY MARKET FUNDS SEEK TO MAINTAIN A
                          CONSISTENT NET ASSET VALUE, ALTHOUGH THIS IS NOT
                          GUARANTEED.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:  MFS MONEY MARKET FUND - DECEMBER 19, 1975
                          MFS GOVERNMENT MONEY MARKET FUND - FEBRUARY 26, 1982

  SIZE:                   MFS MONEY MARKET FUND - $634.2 MILLION NET ASSETS AS
                          OF AUGUST 31, 1997
                          MFS GOVERNMENT MONEY MARKET FUND - $38.4 MILLION NET ASSETS AS OF AUGUST 31, 1997

--------------------------------------------------------------------------------

PORTFOLIO CONCENTRATION AS OF AUGUST 31, 1997

MFS MONEY MARKET FUND
[GRAPHIC OMITTED]

Commercial Paper                                  48.1%
U.S. Government & Agency Obligations              35.4%
Repurchase Agreements                             16.5%

For a more complete breakdown, refer to the Portfolio of Investments.


MFS GOVERNMENT MONEY MARKET FUND
[GRAPHIC OMITTED]

U.S. Government & Agency Obligations            84.5%
Repurchase Agreements                           15.5%

For a more complete breakdown, refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS - August 31, 1997

MFS Money Market Fund
Commercial Paper - 48.9%

---------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                           (000 OMITTED)             VALUE
---------------------------------------------------------------------------------------------------------
Abbott Laboratories, due 9/09/97                                      $ 10,000      $  9,987,889
American Express Credit Corp., due 9/19/97 - 10/08/97                   19,100        19,021,190
American Telephone & Telegraph Co., due 9/23/97                         12,000        11,959,887
Associates Corp. of North America, due 9/29/97 - 10/17/97               20,750        20,636,601
Bank America National Trust & Savings Assn., due 10/10/97               10,000        10,000,000
Bank of America Federal Savings Bank, due 9/25/97                       10,000         9,963,400
Bankers Trust New York Corp., due 1/12/98                                7,500         7,345,942
Beneficial Corp., due 9/22/97 - 10/20/97                                19,800        19,682,283
Carolina Power & Light Co., due 9/03/97                                 15,000        14,995,375
du Pont (E.I.) de Nemours & Co., due 9/24/97 - 12/05/97                 25,000        24,822,822
Ford Motor Credit Corp., due 9/09/97 - 9/18/97                          22,000        21,952,063
General Electric Capital Corp., due 10/06/97 - 11/21/97                 16,000        15,843,358
General Mills, Inc., due 9/19/97                                         7,200         7,180,380
Goldman Sachs Group LP, due 9/10/97 - 10/07/97                          21,600        21,521,049
GTE Funding, Inc., due 9/12/97                                           6,000         5,989,917
Merrill Lynch & Co., Inc., due 9/02/97 - 12/02/97                       20,800        20,653,185
Morgan (J.P.) & Co., Inc., due 9/16/97 - 11/10/97                       18,000        17,891,164
Pacific Gas & Electric Co., due 9/16/97 - 10/22/97                      17,095        17,018,355
Pfizer, Inc., due 10/09/97                                              10,000         9,942,155
Procter & Gamble Co., due 10/02/97 - 12/19/97                           20,000        19,787,450
Transamerica Co., due 9/22/97                                            4,000         3,987,167
---------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                                           $310,181,632
---------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations - 35.4%
---------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, due 9/15/97 - 2/23/98                       $ 24,600     $  24,338,167
Federal Home Loan Bank, due 9/17/97 - 2/20/98                           34,500        34,128,082
Federal Home Loan Mortgage Corp., due 9/11/97 - 12/01/97                71,053        70,613,711
Federal National Mortgage Assn., due 9/04/97 - 1/05/98                  96,250        95,549,596
---------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at
Amortized Cost                                                                      $224,629,556
---------------------------------------------------------------------------------------------------------
Repurchase Agreement - 16.5%
---------------------------------------------------------------------------------------------------------
Goldman Sachs, dated 8/29/97, due 9/02/97 total to be received
 $104,694,522 (secured by various U.S. Treasury and federal
 agency obligations in jointly traded accounts), at Cost              $104,630    $  104,630,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                    $  639,441,188
Other Assets, Less Liabilities - (0.8)%                                               (5,201,257)
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $  634,239,931
---------------------------------------------------------------------------------------------------------

See notes to financial statements

PORTFOLIO OF INVESTMENTS - August 31, 1997

MFS Government Money Market Fund
U.S. Government and Agency Obligations - 104.9%

---------------------------------------------------------------------------------------------------------
                                                               PRINCIPAL AMOUNT
ISSUER                                                            (000 OMITTED)            VALUE
---------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, due 9/15/97 - 1/06/98                         $ 6,910     $  6,841,670
Federal Home Loan Bank, due 9/12/97 - 10/03/97                            5,330        5,313,831
Federal Home Loan Mortgage Corp., due 9/05/97 - 10/14/97                  8,680        8,647,804
Federal National Mortgage Assn., due 9/04/97 - 11/24/97                  11,000       10,914,751
Student Loan Marketing Assn., due 9/19/97 - 12/31/97                      5,225        5,178,499
Tennessee Valley Authority, due 9/08/97 - 10/22/97                        3,400        3,384,586
---------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at
  Amortized Cost                                                                    $ 40,281,141
---------------------------------------------------------------------------------------------------------
Repurchase Agreement - 15.5%
---------------------------------------------------------------------------------------------------------
Goldman Sachs, dated 8/29/97, due 9/02/97, total to be
  received $5,953,669 (secured by various U.S. Treasury
  and federal agency obligations in jointly traded
  accounts), at Cost                                                    $ 5,950     $  5,950,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                      $ 46,231,141

Other Assets, Less Liabilities - (20.4)%                                              (7,844,624)
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $ 38,386,517
---------------------------------------------------------------------------------------------------------

See notes to financial statements

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
-----------------------------------------------------------------------------------------------
                                                               MFS MONEY         MFS GOVERNMENT
AUGUST 31, 1997                                              MARKET FUND      MONEY MARKET FUND
-----------------------------------------------------------------------------------------------
Assets:
  Investments, at amortized cost and value                  $534,811,188            $40,281,141
  Repurchase agreements, at cost and value                   104,630,000              5,950,000
                                                            ------------            -----------
      Total investments, at amortized cost and value        $639,441,188            $46,231,141
  Cash                                                           428,933                 24,368
  Receivable for Fund shares sold                             57,241,669                 71,279
  Interest receivable                                            130,688                  2,752
  Other assets                                                     4,392                    318
                                                            ------------            -----------
      Total assets                                          $697,246,870            $46,329,858
                                                            ------------            -----------
Liabilities:
  Distributions payable                                     $    132,399            $    10,341
  Payable for Fund shares reacquired                          62,626,140              7,908,418
  Payable to affiliates -
    Management fee                                                22,803                  1,731
    Administrative fee                                               719                     52
    Shareholder servicing agent fee                                6,231                    450
  Accrued expenses and other liabilities                         218,647                 22,349
                                                            ------------            -----------
      Total liabilities                                     $ 63,006,939            $ 7,943,341
                                                            ------------            -----------
Net assets (represented by paid-in capital)                 $634,239,931            $38,386,517
                                                            ============            ===========
Shares of beneficial interest outstanding                    634,239,931             38,386,517
                                                            ============            ===========
Net asset value, offering price and redemption price
  per share (net assets / shares of beneficial
  interest outstanding)                                       $1.00                    $1.00
                                                              =====                    =====

See notes to financial statements

Statements of Operations
MFS Money Market Fund
------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 1997
------------------------------------------------------------------------------

Net investment income:
  Interest                                                         $32,078,081
                                                                   -----------
  Expenses -
    Management fee                                                 $ 2,793,401
    Trustees' compensation                                              39,566
    Shareholder servicing agent fee                                    799,586
    Administrative fee                                                  45,890
    Custodian fee                                                      258,075
    Transfer agent fee                                                 253,010
    Postage                                                            145,626
    Printing                                                           113,857
    Auditing fees                                                       27,200
    Legal fees                                                           6,000
    Miscellaneous                                                      224,665
                                                                   -----------
      Total expenses                                               $ 4,706,876
    Fees paid indirectly                                              (215,447)
                                                                   -----------
      Net expenses                                                 $ 4,491,429
                                                                   -----------
        Net investment income                                      $27,586,652
                                                                   ===========

MFS Government Money Market Fund
------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 1997
------------------------------------------------------------------------------

Net investment income:
  Interest                                                          $2,034,085
                                                                    ----------
  Expenses -
    Management fee                                                  $  188,007
    Trustees' compensation                                               5,479
    Shareholder servicing agent fee                                     51,333
    Administrative fee                                                   2,916
    Auditing fees                                                       26,152
    Custodian fee                                                       21,574
    Postage                                                              6,811
    Printing                                                             4,250
    Legal fees                                                           3,230
    Registration fee                                                    46,503
                                                                    ----------
      Total expenses                                                $  356,255
    Fees paid indirectly                                               (14,715)
                                                                    ----------
      Net expenses                                                  $  341,540
                                                                    ----------
        Net investment income                                       $1,692,545
                                                                    ==========
See notes to financial statements

Statements of Changes in Net Assets
MFS Money Market Fund
------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                                   1997                      1996
------------------------------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment income, declared as distributions to
    shareholders                                              $   27,586,652            $   23,365,808
                                                              --------------            --------------
Fund share (principal) transactions at net asset value of
  $1.00 per share -

  Net proceeds from sale of shares                            $8,979,377,073            $5,311,229,990
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                 21,300,694                18,551,363
  Cost of shares reacquired                                   (9,010,642,758)           (5,096,374,350)
                                                              --------------            --------------
      Increase (decrease) in net assets from Fund share
        transactions                                          $   (9,964,991)           $  233,407,003
Net assets:
  At beginning of period                                         644,204,922               410,797,919
                                                              --------------            --------------
  At end of period                                            $  634,239,931            $  644,204,922
                                                              ==============            ==============

MFS Government Money Market Fund
------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                                   1997                      1996
------------------------------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment income, declared as distributions to
    shareholders                                              $    1,692,545            $    1,896,221
                                                              --------------            --------------
Fund share (principal) transactions at net asset value
  of
  $1.00 per share -
  Net proceeds from sale of shares                            $  118,706,075            $  476,964,289
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                  1,548,739                 1,585,296
  Cost of shares reacquired                                     (124,367,744)             (474,489,920)
                                                              --------------            --------------
    Total increase (decrease) in net assets from Fund
      share
      transactions                                            $   (4,112,930)           $    4,059,665
Net assets:
  At beginning of period                                          42,499,447                38,439,782
                                                              --------------            --------------
  At end of period                                            $   38,386,517            $   42,499,447
                                                              ==============            ==============

See notes to financial statements


Financial Highlights
MFS Money Market Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                     TEN MONTHS                     YEAR ENDED
                                                        YEAR ENDED AUGUST 31,             ENDED                    OCTOBER 31,
                                 --------------------------------------------         AUGUST 31,     -------------------------
                                         1997            1996            1995              1994            1993           1992
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning
  of period                            $ 1.00          $ 1.00          $ 1.00            $ 1.00          $ 1.00         $ 1.00
                                       ------          ------          ------            ------          ------         ------
Income from investment operations -
  Net investment income                $ 0.05          $ 0.05          $ 0.05            $ 0.02          $ 0.02         $ 0.03
Less distributions declared to
  shareholders from net
  investment income                    $(0.05)         $(0.05)         $(0.05)           $(0.02)         $(0.02)        $(0.03)
                                       ------          ------          ------            ------          ------         ------
Net asset value - end of
 period                                $ 1.00          $ 1.00          $ 1.00            $ 1.00          $ 1.00         $ 1.00
                                       ======          ======          ======            ======          ======         ======
Total return                            4.61%           4.86%           5.04%             2.91%+          2.39%          3.35%
Ratios (to average net assets)/
 Supplemental data:
  Expenses##                            0.80%           0.79%           0.76%             0.78%+          0.83%          0.87%
  Net investment income                 4.71%           4.78%           4.92%             2.95%+          2.39%          3.36%
Net assets at end of period
 (000 omitted)                       $634,240        $644,205        $410,798          $435,780        $350,316       $448,825

 + Annualized.
## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

MFS Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                1991              1990             1989            1988            1987
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $ 1.00            $ 1.00           $ 1.00          $ 1.00          $ 1.00
                                                    ------            ------           ------          ------          ------
Income from investment operations -
  Net investment income                             $ 0.06            $ 0.07           $ 0.08          $ 0.07          $ 0.06
Less distributions declared to shareholders
  from net investment income                        $(0.06)           $(0.07)          $(0.08)         $(0.07)         $(0.06)
                                                    ------            ------           ------          ------          ------
Net asset value - end of period                     $ 1.00            $ 1.00           $ 1.00          $ 1.00          $ 1.00
                                                    ======            ======           ======          ======          ======
Total return                                         6.07%             7.99%            8.84%           7.12%           6.06%
Ratios (to average net assets)/Supplemental data:
  Expenses                                           0.82%             0.76%            0.83%           0.83%           0.82%
  Net investment income                              5.94%             7.60%            8.45%           6.72%           5.77%
Net assets at end of period (000 omitted)         $541,945          $677,164         $676,382        $664,895        $716,528

See notes to financial statements


MFS Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                     TEN MONTHS                     YEAR ENDED
                                                        YEAR ENDED AUGUST 31,             ENDED                    OCTOBER 31,
                                 --------------------------------------------        AUGUST 31,       ------------------------
                                         1997            1996            1995              1994            1993           1992
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning
  of period                            $ 1.00          $ 1.00          $ 1.00            $ 1.00          $ 1.00         $ 1.00
                                        -----           -----           -----             -----           -----          -----
Income from investment operations -
  Net investment income                $ 0.05          $ 0.05          $ 0.05            $ 0.02          $ 0.02         $ 0.03
Less distributions declared to
  shareholders from net
  investment income                    $(0.05)         $(0.05)         $(0.05)           $(0.02)         $(0.02)        $(0.03)
                                        -----           -----           -----             -----           -----          -----
Net asset value - end of
 period                                $ 1.00          $ 1.00          $ 1.00            $ 1.00          $ 1.00         $ 1.00
                                        =====           =====           =====             =====           =====          =====
Total return                            4.81%           4.73%           4.92%             2.64%+          2.33%          3.27%
Ratios (to average net assets)/
 Supplemental data:
  Expenses##                            0.85%           0.89%           0.84%             1.05%+          0.99%          0.87%
  Net investment income                 4.02%           4.64%           4.82%             2.64%+          2.20%          3.28%
Net assets at end of period
 (000 omitted)                        $38,387         $42,499         $38,440           $38,347         $35,576        $47,629

 + Annualized.
## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

MFS Government Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                                1991              1990             1989            1988            1987
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period               $ 1.00            $ 1.00           $ 1.00          $ 1.00          $ 1.00
                                                     -----             -----            -----           -----           -----
Income from investment operations -
  Net investment income                             $ 0.06            $ 0.07           $ 0.08          $ 0.06          $ 0.05
Less distributions declared to shareholders
  from net investment income                        $(0.06)           $(0.07)          $(0.08)         $(0.06)         $(0.05)
                                                     -----             -----            -----           -----           -----
Net asset value - end of period                     $ 1.00            $ 1.00           $ 1.00          $ 1.00          $ 1.00
                                                     =====             =====            =====           =====           =====
Total return                                         5.68%             7.55%            8.61%           6.47%           5.73%
Ratios (to average net assets)/Supplemental data:
  Expenses                                           0.83%             0.80%            0.85%           0.74%           0.59%
  Net investment income                              5.53%             7.34%            8.29%           6.29%           5.63%
Net assets at end of period (000 omitted)          $50,655           $53,701          $51,619         $50,343         $59,875

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Money Market Fund and MFS Government Money Market Fund (the Funds) are each a separate, diversified series of MFS Series Trust IV (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements - The Funds may enter into repurchase agreements with institutions that the Funds' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Funds' require that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Funds' to obtain those securities in the event of a default under the repurchase agreement. The Funds' monitor, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Funds' under each such repurchase agreement. The Funds', along with other affiliated entities of Massachusetts Financial Service Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - The Funds' custody fee is calculated as a percentage of the Funds' average daily net assets. The fees are reduced according to fee arrangements which measure the value of cash deposited with the custodian by the Funds. These amounts are shown as a reduction of expenses on the Statements of Operations.

Tax Matters and Distributions - The Funds' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of their taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Funds' file tax returns annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Funds' tax returns and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions to shareholders are recorded on the ex-dividend date.

(3) Transactions with Affiliates
Investment Adviser - The Funds have an investment advisory agreement with Massachusetts Financial Services (MFS) to provide overall investment advisory and administrative services and general office facilities. The management fee is computed and paid monthly at an annual rate of 0.48% and 0.45% of average aggregate daily net assets for the MFS Money Market and MFS Government Money Market Fund, respectively.

Administrator - Effective March 1, 1997, the Funds have an administrative services agreement with MFS to provide the Funds with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Funds pay MFS an administrative fee at the following annual percentages of the Funds' average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion:

                  First $1 billion                      0.0150%
                  Next $1 billion                       0.0125%
                  Next $1 billion                       0.0100%

The Funds pay no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Funds, all of whom receive remuneration for their services to the Funds from MFS. Certain officers and Trustees of the Funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Funds have an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation for MFS Money Market Fund and MFS Government Money Market Fund are net periodic pension expenses of $14,159 and $9,087 for the year ended August 31, 1997.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each Fund at an effective annual rate of up to 0.15%.

(4) Portfolio Securities
Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements for MFS Money Market Fund, aggregated $4,856,040,101 and $4,858,027,699, respectively.

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements for MFS Government Money Market Fund, aggregated $252,735,883 and $248,379,729, respectively.

(5) Shares of Beneficial Interest
The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($1.00 par value).

MFS Money Market Fund
                                                   YEAR ENDED        YEAR ENDED
                                              AUGUST 31, 1997   AUGUST 31, 1996
-------------------------------------------------------------------------------

Shares sold                                     8,979,377,073   5,311,229,990
Shares issued to shareholders in
 reinvestment of distributions                     21,300,694      18,551,363
Shares reacquired                              (9,010,642,758) (5,096,374,350)
                                               --------------  --------------
    Net increase (decrease)                        (9,964,991)    233,407,003
                                               ==============  ==============

MFS Government Money Market Fund
                                                   YEAR ENDED        YEAR ENDED
                                              AUGUST 31, 1997   AUGUST 31, 1996
-------------------------------------------------------------------------------


Shares sold                                       118,706,075   476,964,289
Shares issued to shareholders in reinvestment of
distributions                                       1,548,739     1,585,296
Shares reacquired                                (124,367,744) (474,489,920)
                                                 ------------  ------------
    Net increase (decrease)                        (4,112,930)    4,059,665
                                                 ============  ============
(6) Line of Credit
The Funds and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to MFS Money Market Fund and MFS Government Money Market Fund were $5,060 and $309, respectively, for the year ended August 31, 1997.

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Series Trust IV and Shareholders of MFS Money Market Fund and MFS Government Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Money Market Fund and MFS Government Money Market Fund (two of the series constituting MFS Series Trust IV) as of August 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the three-year period ended August 31, 1997, the ten months ended August 31, 1994 and for each of the years in the seven-year period ended October 31, 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Money Market Fund and MFS Government Money Market Fund at August 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 3, 1997

                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND

TRUSTEES                                            CUSTODIAN
A. Keith Brodkin* - Chairman and President          State Street Bank and Trust Company

Richard B. Bailey* - Private Investor;              AUDITORS
Former Chairman and Director (until 1991),          Deloitte & Touche LLP
Massachusetts Financial Services Company;
Director, Cambridge Bancorp; Director, Cambridge    INVESTOR INFORMATION
Trust Company                                       For MFS stock and bond market outlooks, call toll
                                                    free: 1-800-637-4458 anytime from a touch-tone
Peter G. Harwood - Private Investor                 telephone.

J. Atwood Ives - Chairman and Chief Executive       For information on MFS mutual funds, call your
Officer, Eastern Enterprises                        financial adviser or, for an information kit, call
                                                    toll free: 1-800-637-2929 any business day from 9
Lawrence T. Perera - Partner, Hemenway & Barnes     a.m. to 5 p.m. Eastern time (or leave a message
                                                    anytime).
William J. Poorvu - Adjunct Professor, Harvard
University Graduate School of Business              INVESTOR SERVICE
Administration                                      MFS Service Center, Inc.
                                                    P.O. Box 2281
Charles W. Schmidt - Private Investor               Boston, MA 02107-9906

Arnold D. Scott* - Senior Executive Vice            For general information, call toll free:
President, Director and Secretary, Massachusetts    1-800-225-2606 any business day from
Financial Services Company                          8 a.m. to 8 p.m. Eastern time.

Jeffrey L. Shames* - President and Director,        For service to speech- or hearing-impaired, call
Massachusetts Financial Services Company            toll free: 1-800-637-6576 any business day from 9
                                                    a.m. to 5 p.m. Eastern time. (To use this service,
Elaine R. Smith - Independent Consultant            your phone must be equipped with a
                                                    Telecommunications Device for the Deaf.)
David B. Stone - Chairman, North American
Management Corp. (investment advisers)              For share prices, account balances, and exchanges,
                                                    call toll free: 1-800-MFS-TALK (1-800-637-8255)
INVESTMENT ADVISER                                  anytime from a touch-tone telephone.
Massachusetts Financial Services Company
500 Boylston Street                                 WORLD WIDE WEB
Boston, MA 02116-3741                               www.mfs.com

DISTRIBUTOR                                         [DALBAR   For the fourth year in a row,
MFS Fund Distributors, Inc.                         LOGO]     MFS earned a #1 ranking in the
500 Boylston Street                                       DALBAR, Inc. Broker/Dealer Survey,
Boston, MA 02116-3741                               Main Office Operations Service Quality
                                                    Category. The firm achieved a 3.42
PORTFOLIO MANAGER                                   overall score on a scale of 1 to 4 in
Geoffrey L. Kurinsky*                               the 1997 survey. A total of 111 firms
                                                    responded, offering input on the
TREASURER                                           quality of service they received from
W. Thomas London*                                   29 mutual fund companies nationwide.
                                                    The survey contained questions about
ASSISTANT TREASURERS                                service quality in 11 categories,
Mark E. Bradley*                                    including "knowledge of operations
Ellen Moynihan*                                     contact," "keeping you informed,"
James O. Yost*                                      "ease of doing business" with the firm.

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser

                                                         -------------
MFS(R) MONEY MARKET FUND                                    BULK RATE
MFS(R) GOVERNMENT MONEY MARKET FUND                       U.S. POSTAGE
                                                              PAID
                                                               MFS
                                                         -------------
500 Boylston Street
Boston, MA 02116-3741


[LOGO] M F S(SM)
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)



   [DALBAR
    LOGO]
TOP-RATED SERVICE




(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                           MCM-2 10/97 55M 10/22

MFS(R) MUNICIPAL                                             PROSPECTUS
BOND FUND                                               JANUARY 1, 1998
(A member of the MFS Family of             CLASS A SHARES OF BENEFICIAL
  Funds(R))                                                    INTEREST
                                           CLASS B SHARES OF BENEFICIAL
                                                               INTEREST


--------------------------------------------------------------------------------
500 Boylston Street, Boston, Massachusetts 02116      (617) 954-5000

This Prospectus pertains to the MFS Municipal Bond Fund (the "Fund"), a diversified series of MFS Series Trust IV (the "Trust"), an open-end investment company presently consisting of four series. The investment objective of the Fund is to provide as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing while seeking protection of shareholders' capital (see "Investment Objective and Policies"). The minimum initial investment generally is $1,000 per account (see "Information Concerning Shares of the Fund -- Purchases").

The Fund's investment adviser and distributor are Massachusetts Financial Services Company ("MFS" or the "Adviser") and MFS Fund Distributors, Inc. ("MFD"), respectively, both of which are located at 500 Boylston Street, Boston, Massachusetts 02116.

                                                        (continued on next page)

INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY FINANCIAL INSTITUTION. SHARES OF MUTUAL FUNDS ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED, AND WILL FLUCTUATE IN VALUE. YOU MAY RECEIVE MORE OR LESS THAN YOU PAID WHEN YOU REDEEM YOUR SHARES.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
          ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

(continued from previous page)


This Prospectus sets forth concisely the information concerning the Fund that a prospective investor ought to know before investing. The Fund has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information, dated January 1, 1998, as amended or supplemented from time to time (the "SAI"), which contains more detailed information about the Fund. The SAI is incorporated into this Prospectus by reference. See page 33 for a further description of the information set forth in the SAI. A copy of the SAI may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number).The SEC maintains an Internet World Wide Web site (http://www.sec.gov) that contains the SAI, materials that are incorporated by reference into this Prospectus and the SAI, and other information regarding the Fund. This Prospectus is available on the Adviser's Internet World Wide Web site at http://www.mfs.com.


TABLE OF CONTENTS


                                                                   PAGE
                                                                   -----
1.    Expense Summary............................................      3
2.    Condensed Financial Information............................      5
3.    The Fund...................................................      7
4.    Investment Objective and Policies..........................      8
5.    Management of the Fund.....................................     13
6.    Information Concerning Shares of the Fund..................     15
           Purchases.............................................     15
           Exchanges.............................................     21
           Redemptions and Repurchases...........................     22
           Distribution Plan.....................................     26
           Distributions.........................................     27
           Tax Status............................................     27
           Net Asset Value.......................................     28
           Description of Shares, Voting Rights and
                Liabilities......................................     29
           Performance Information...............................     29
7.    Shareholder Services.......................................     30
      Appendix A.................................................    A-1
      Appendix B.................................................    B-1
      Appendix C.................................................    C-1

1.  EXPENSE SUMMARY

        SHAREHOLDER TRANSACTION EXPENSES:              CLASS A       CLASS B
                                                       -------       -------
    Maximum Initial Sales Charge Imposed on
      Purchases of Fund Shares (as a percentage
      of offering price).........................        4.75%         0.00%
    Maximum Contingent Deferred Sales Charge (as
      a percentage of original purchase price or       See
      redemption proceeds, as applicable)........      Below(1)        4.00%

ANNUAL OPERATING EXPENSES OF THE FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):


    Management Fees..............................        0.40%         0.40%
    Rule 12b-1 Fees..............................        0.00%       0.82%(2)
    Other Expenses(3)............................        0.21%         0.21%
                                                       -------       -------
    Total Operating Expenses.....................        0.61%         1.43%


---------------
(1) Purchases of $1 million or more are not subject to an initial sales charge; however, a contingent deferred sales charge (a "CDSC") of 1% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases (see "Information Concerning Shares of the Fund -- Purchases" below).

(2) The Fund has adopted a distribution plan for its Class B shares in accordance with Rule 12b-1 under the Investment Company act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 1.00% per annum of the average daily net assets attributable to the Class B shares (see "Information Concerning Shares of the
    Fund -- Distribution Plan" below). Except in the case of the 0.25% per annum Class B service fee paid by the Fund in connection with the sale of Class B shares, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. Distribution expenses paid under this Plan, together with any CDSC payable upon redemption of Class B shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

(3) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                              EXAMPLE OF EXPENSES

An investor would pay the following dollar amounts of expenses on a $1,000 investment in the Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated (unless otherwise noted):


                     PERIOD                CLASS A           CLASS B
        ---------------------------------  -------       ---------------
                                                                     (1)
         1 year..........................   $  53        $ 55       $ 15
         3 years.........................      66          75         45
         5 years.........................      80          98         78
        10 years.........................     120         149(2)     149(2)


---------------
(1) Assumes no redemption.

(2) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

    The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. More complete descriptions of the following Fund expenses are set forth in the following sections: (i) varying sales charges on share purchases -- "Purchases"; (ii) varying CDSCs -- "Purchases"; (iii) management fees -- "Investment Adviser" and (iv) Rule 12b-1 (i.e., distribution plan) fees -- "Distribution Plan."

THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

2.  CONDENSED FINANCIAL INFORMATION


The following information has been audited for at least the latest five fiscal years of the Fund and should be read in conjunction with the financial statements included in the Fund's Annual Report to shareholders which are incorporated by reference into the SAI in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's current independent auditors are Deloitte & Touche LLP.


                              FINANCIAL HIGHLIGHTS



                                                                     TEN
                                                                    MONTHS        YEAR ENDED
                                        YEAR ENDED AUGUST 31,       ENDED         OCTOBER 31,
                                      -------------------------   AUGUST 31,    ---------------
                                       1997      1996     1995       1994        1993     1992
                                      -------   ------   ------   ----------    ------   ------
                                      CLASS A
                                      -------
Per share data (for a share
  outstanding throughout each
  period):
Net asset value -- beginning of
  period............................  $10.75    $10.83   $10.68    $  11.64     $10.73   $10.80
                                      ------    ------   -------   --------     -------  ------
Income from investment operations#
  --
    Net investment income...........  $ 0.57    $ 0.59   $ 0.60    $   0.51     $ 0.61   $ 0.66
    Net realized and unrealized gain
      (loss) on investments.........    0.24     (0.09)    0.15       (0.77)      1.14     0.09
                                      ------    ------   -------   --------     -------  ------
Total from investment operations....  $ 0.81    $ 0.50   $ 0.75    $  (0.26)    $ 1.75   $ 0.75
                                      ------    ------   -------   --------     -------  ------
Less distributions declared to
  shareholders --
    From net investment income......  $(0.57)   $(0.58)  $(0.60)   $  (0.47)    $(0.66)  $(0.66)
    From net realized gain on
      investments...................      --        --       --       (0.16)     (0.15)   (0.16)
  In excess of net investment
    income..........................      --        --       --       (0.04)     (0.03)      --
    In excess of net realized gain
      on investments................      --        --       --       (0.03)        --       --
                                      ------    ------   -------   --------     -------  ------
Total distributions declared to
  shareholders......................  $(0.57)   $(0.58)  $(0.60)   $  (0.70)    $(0.84)  $(0.82)
                                      ------    ------   -------   --------     -------  ------
Net asset value -- end of period....  $10.99    $10.75   $10.83    $  10.68     $11.64   $10.73
                                      ======    ======   =======   ========     =======  ======
Total return++++....................   7.75%     4.67%    7.31%     (2.33)%++   16.97%    7.35%
Ratios (to average net assets)/
  Supplemental data:
    Expenses##......................   0.60%     0.60%    0.61%       0.59%+     0.59%    0.57%
    Net investment income...........   5.29%     5.37%    5.70%       5.49%+     5.63%    6.12%
Portfolio turnover..................     91%       84%      90%         74%        56%      87%
Net assets at end of period (000,000
  omitted)..........................  $1,660    $1,798   $1,949    $  2,031     $2,195   $1,878


---------------


   +  Annualized.
  ++  Not annualized.
   #  Per share data for the periods subsequent to October 31, 1993 is based on average shares outstanding.
  ##  For fiscal years ending September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
++++  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                              FINANCIAL HIGHLIGHTS


                                                   YEAR ENDED OCTOBER 31,
                                 ----------------------------------------------------------
                                  1991         1990        1989        1988          1987
                                 -------      ------      ------      -------      --------
                                 CLASS A
                                 -------
Per share data (for a share
  outstanding throughout each
  period):
Net asset value -- beginning of
  period.......................  $ 10.11      $10.53      $10.57      $  9.71      $  11.00
                                 -------      ------      ------      -------      --------
Income from investment
  operations --
    Net investment income......  $  0.68      $ 0.68      $ 0.72      $  0.73      $   0.72
    Net realized and unrealized
      gain (loss) on
      investments..............     0.69       (0.13)       0.04         0.86         (0.90)
                                 -------      ------      ------      -------      --------
Total from investment
  operations...................  $  1.37      $ 0.55      $ 0.76      $  1.59      $  (0.18)
                                 -------      ------      ------      -------      --------
Less distributions declared to
  shareholders --
    From net investment
      income...................  $ (0.68)     $(0.69)     $(0.72)     $ (0.73)     $  (0.72)
    From net realized gain on
      investments..............       --       (0.27)         --           --            --
    In excess of net investment
      income...................       --          --       (0.08)          --         (0.39)
    From paid-in capital.......       --       (0.01)         --           --            --
                                 -------      ------      ------      -------      --------
Total distributions declared to
  shareholders.................  $ (0.68)     $(0.97)     $(0.80)     $ (0.73)     $  (1.11)
                                 -------      ------      ------      -------      --------
Net asset value -- end of
  period.......................  $ 10.80      $10.11      $10.53      $ 10.57      $   9.71
                                 =======      ======      ======      =======      ========
Total return++++...............   13.85%       5.42%       7.54%       16.95%       (1.98)%
Ratios (to average net
  assets)/Supplemental data:
    Expenses...................    0.59%       0.60%       0.64%        0.65%         0.61%
    Net investment income......    6.47%       6.69%       6.87%        7.16%         6.96%
Portfolio turnover.............      98%        160%        199%         190%          218%
Net assets at end of period
  (000,000 omitted)............  $ 1,715      $1,409      $1,259      $ 1,003      $    903


---------------


++++  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                              FINANCIAL HIGHLIGHTS


                                                                       TEN
                                                                      MONTHS         YEAR
                                        YEAR ENDED AUGUST 31,         ENDED         ENDED
                                    -----------------------------   AUGUST 31,   OCTOBER 31,
                                     1997       1996       1995        1994         1993*
                                    -------    -------    -------   ----------   ------------
                                    CLASS B
                                    -------
Per share data (for a share
  outstanding throughout each
  period):
Net asset value -- beginning of
  period..........................  $ 10.74    $ 11.10    $ 10.67    $  11.63      $  11.68
                                     ------     ------     ------     -------        ------
Income from investment operations#
  --
    Net investment income.........  $  0.48    $  0.49    $  0.49    $   0.40      $   0.07
    Net realized and unrealized
      gain (loss) on
      investments.................     0.25      (0.37)      0.16       (0.77)        (0.05)
                                     ------     ------     ------     -------        ------
Total from investment
  operations......................  $  0.73    $  0.12    $  0.65    $  (0.37)     $   0.02
                                     ------     ------     ------     -------        ------
Less distributions declared to
  shareholders --
    From net investment income....  $ (0.48)   $ (0.48)   $ (0.49)   $  (0.40)     $  (0.07)++++
    From net realized gain on
      investments.................       --         --         --       (0.16)           --
    In excess of net realized gain
      on investments..............       --         --         --       (0.03)           --
                                     ------     ------     ------     -------        ------
Total distributions declared to
  shareholders....................  $ (0.48)   $ (0.48)   $ (0.49)   $  (0.59)     $  (0.07)
                                     ------     ------     ------     -------        ------
Net asset value -- end of
  period..........................  $ 10.99    $ 10.74    $ 10.83    $  10.67      $  11.63
                                     ======     ======     ======     =======        ======
Total return......................    6.84%      3.69%      6.35%     (3.25)%++       1.49%+
Ratios (to average net
  assets)/Supplemental data:
    Expenses##....................    1.46%      1.55%      1.60%       1.72%+        1.70%+
    Net investment income.........    4.42%      4.42%      4.68%       4.41%+        3.85%+
Portfolio turnover................      91%        84%        90%         74%           56%
Net assets at end of period
  (000,000 omitted)...............  $    76    $    71    $    56    $     45      $     10


---------------


   +  Annualized.
  ++  Not annualized.
   #  Per share data for the periods subsequent to October 31, 1993 is based on average shares outstanding.
  ##  For fiscal years ending September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
   *  For the period from the inception of Class B shares, September 7, 1993, to
      October 31, 1993.
++++  Amount includes a per share distribution in excess of net investment income of
      $0.002.



3.  THE FUND



The Fund is a diversified series of the Trust, an open-end management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1975. The Trust presently consists of four series, each of which represents a portfolio with separate investment objectives and policies. Shares of the Fund are continuously sold to the public and the Fund uses the proceeds to buy securities (primarily municipal bonds and other instruments the interest on which is exempt from federal income tax) for its portfolio. Two classes of shares of the Fund currently are offered to the general public. Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price (or a CDSC of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans). Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and a service fee up to a maximum of 1.00% per annum; Class B shares will convert to Class A shares approximately eight years after purchase.



The Trust's Board of Trustees provides broad supervision over the affairs of the Fund. The Adviser is responsible for the management of the Fund's assets and the officers of the Trust are responsible for the Fund's operations. The Adviser manages the portfolio from day to day in accordance with the Fund's investment objective and policies. The selection of investments and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces. The Fund also offers to buy back (redeem) its shares from its shareholders at any time at net asset value, less any applicable CDSC.


4.  INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE -- The Fund's investment objective is to provide as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing and protection of shareholders' capital. Any investment involves risk and there can be no assurance that the Fund will achieve its investment objective. The investment objective and policies may, unless otherwise specifically stated, be changed without shareholder approval.

INVESTMENT POLICIES -- The Fund's policy under normal conditions is to invest substantially all (i.e., at least 80%) of the Fund's assets in debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds" or "tax-exempt securities"). The interest income on certain of these obligations may be subject to an alternative minimum tax, which is considered to be tax-exempt for purposes of the 80% test described above. As a temporary defensive measure during times of adverse market conditions, up to 50% of the Fund's assets may be invested in short-term investments described in paragraphs 3 and 4 below.

    The Fund's total assets will be invested in:

        (1) Tax-exempt securities which are rated AAA, AA or A by Standard & Poor's Ratings Services ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), or are rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's");

        (2) Notes of issuers having an issue of outstanding Municipal Bonds rated AAA, AA or A by S&P or by Fitch or Aaa, Aa or A by Moody's or which are guaranteed by the U.S. Government;

        (3) Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

        (4) Commercial paper, obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with $1 billion of assets, and cash;

        (5) Tax-exempt securities which are not rated but which, in the opinion of the Adviser, are of at least comparable quality to the three highest grades of S&P, Fitch or Moody's; however, not more than 10% of the Fund's total assets will be invested in such securities;


        (6) Tax-exempt securities which are rated BBB by S&P or Fitch or are rated Baa by Moody's (and comparable unrated securities); however, not more than 40% of the Fund's total assets will be invested in such securities.


Interest income from the short-term investments described in paragraphs 3 and 4 above will be taxable to shareholders as ordinary income. For a comparison of yields on Municipal Bonds and taxable securities, see the Taxable Equivalent Yield Table in Appendix A to this Prospectus. For a general discussion of Municipal Bonds and descriptions of short-term investments permitted as investments and the ratings of S&P, Fitch and Moody's for Municipal Bonds, see Appendix B to this Prospectus and Appendix A to the Statement of Additional Information, respectively. Although higher quality tax-exempt securities may produce lower yields, they are generally more marketable.

As noted above, the Fund may invest in tax-exempt securities rated Baa by Moody's or BBB by S&P or Fitch (and comparable unrated securities). These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade tax-exempt securities. If a security purchased by the Fund is subsequently downgraded to below BBB by S&P or Fitch or Baa by Moody's or comparable standards for unrated securities, the security will be sold only if the Adviser believes it is advantageous to do so.

The net asset value of the shares of an open-end investment company such as the Fund, which invests primarily in fixed income tax-exempt securities, changes as the general levels of interest rates fluctuate. When interest rates decline, the value of the Fund shares can be expected to rise. Conversely, when interest rates rise, the value of the Fund shares can be expected to decline.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds. For the effect of current federal tax law on this exemption, see the "Tax Status" section of this Prospectus.

ZERO COUPON BONDS: Municipal Bonds in which the Fund may invest also include zero coupon bonds. Zero coupon bonds are debt obligations which are issued at a significant discount from face value and do not require the periodic payment of interest. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the SAI, the Fund has adopted certain procedures intended to minimize risk.


RESTRICTED SECURITIES: The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), ("restricted securities") but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A Securities"). A determination is made based upon a continuing review of the trading markets for the specific Rule 144A Security, whether such a security is liquid and thus not subject to the Fund's limitation on investing not more than 15% of its net assets in illiquid investments. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring liquidity of Rule 144A Securities. The Board, however, retains oversight, focusing on factors such as valuation, liquidity and availability of information. Investing in Rule 144A Securities could have the effect of decreasing the level of liquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A Securities held in the Fund's portfolio. Subject to the Fund's 15% limitation on investments in illiquid investments, the Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Fund might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, the judgment of the Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.



"WHEN-ISSUED" SECURITIES: Some tax-exempt securities may be purchased on a "when-issued" or on a "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. The Fund does not pay for the securities until received and does not start earning interest on them until the contractual settlement date. While awaiting delivery of securities purchased on such bases, the Fund will segregate liquid assets sufficient to cover its commitments. For additional information concerning the use, risks and costs of "when-issued" and "forward delivery" securities, see the Fund's Statement of Additional Information.


INVERSE FLOATING RATE OBLIGATIONS: The Fund may invest in so-called "inverse floating rate obligations" or "residual interest" bonds, or other obligations or certificates structured to have similar features. Such obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than fixed-rate long-term tax-exempt obligations.

OPTIONS: The Fund may write (sell) "covered" put and call options on fixed income securities. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Put options written by the Fund give the holder the right to sell the underlying securities to the Fund during the term of the option at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Call options are "covered" by the Fund, for example, when it owns the underlying securities, and put options are "covered" by the Fund, for example, when it has established a segregated account of liquid assets which can be liquidated promptly to satisfy any obligation of the Fund to purchase the underlying securities. The Fund may also write straddles (combinations of puts and calls on the same underlying security). The writing of straddles generates additional premium income but may present greater risk.


The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for the Fund to close out its written option positions.

The Fund may also purchase put or call options in anticipation of changes in interest rates which may adversely affect the value of its portfolio or the prices of securities that the Fund wants to purchase at a later date. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund.

In addition, the Fund may purchase warrants on fixed income securities. A warrant on a fixed income security is a long-dated call option conveying to the holder of the warrant the right, but not the obligation, to purchase a fixed income security of a specific description from the issuer on a certain date or dates (the exercise date) at a fixed exercise price.

The Fund intends to write and purchase options on securities primarily for hedging purposes and also in an effort to increase current income. Options on securities, including warrants, that are written or purchased by the Fund will be traded on U.S. securities exchanges and over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: The Fund may purchase and sell futures contracts on fixed income securities or indices of such securities, including Municipal Bond indices and any other indices of fixed income securities which may become available for trading ("Futures Contracts"). The Fund may also purchase and write options on such Futures Contracts ("Options on Futures Contracts"). These instruments will be used to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the price of securities which the Fund intends to purchase at a later date. These instruments may also be used for non-hedging, subject to applicable law. For example, the Fund may sell Futures Contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. Should interest rates move in an unexpected manner, however, the Fund may not achieve the anticipated benefits of the hedging transactions and may realize a loss.

In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission (the "CFTC") require that the Fund enter into transactions in Futures Contracts and Options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets. In addition, the Fund must comply with the requirements of various state securities laws in connection with such transactions.

The Fund has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of the Fund's total assets. Moreover, the Fund will not purchase put and call options on securities or on Futures Contracts, if, as a result, more than 5% of its total assets would be invested in such options.

Futures Contracts and Options on Futures Contracts that are entered into by the Fund will be traded on U.S. commodities exchanges.

RISK FACTORS: Although the Fund will enter into transactions in Futures Contracts and Options on Futures Contracts for hedging purposes, and will enter into certain option transactions for hedging purposes, such transactions nevertheless involve risks. For example, a lack of correlation between the instrument underlying an option or Futures Contract and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and could result in losses. The Fund also may enter into transactions in options for non-hedging purposes, which involves greater risk. In particular, such transactions may result in losses for the Fund which are not offset by gains on other portfolio positions, thereby reducing gross income. Also, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in a loss. The markets for such instruments may be extremely volatile from time to time, as discussed in the SAI, which could increase the risks incurred by the Fund in making such transactions. The SAI contains a further description of options, Futures Contracts and Options on Futures Contracts, and a discussion of the risks related to transactions therein.

Transactions in options may be entered into on U.S. exchanges regulated by the SEC and in the over-the-counter market, while Futures Contracts and Options on Futures Contracts may be entered into on U.S. commodities exchanges regulated by the CFTC. Over-the-counter transactions involve certain risks which may not be present in exchange-traded transactions.

Gains recognized from options and futures transactions engaged in by the Fund are taxable income to shareholders upon distribution.

PORTFOLIO TRADING: The Fund intends to engage in buying and selling securities, as well as holding securities to maturity. In buying and selling portfolio securities, the Fund seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. For a description of the strategies which may be used by the Fund in buying and selling portfolio securities, see the SAI.


The primary consideration in placing portfolio security transactions is execution at the most favorable price. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of the other investment company clients of MFD, the Fund's distributor, as a factor in the selection of broker-dealers to execute the portfolio transactions of the Fund. From time to time, the Adviser may direct certain portfolio transactions to broker dealer firms which, in turn, have agreed to pay a portion of the Fund's operating expenses (e.g., fees charged by the custodian of the Fund's assets). For a further discussion of portfolio transactions and brokerage commissions, see the SAI.

                            ------------------------


The SAI includes a discussion of other investment policies and a listing of specific investment restrictions which govern the Fund's investment policies. The specific investment restrictions listed in the SAI may be changed without shareholder approval unless indicated otherwise (see "Investment Restrictions" in the SAI). Except with respect to the Fund's policies on borrowing and investing in illiquid securities, the Fund's investment limitations, policies and rating standards are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.


5.  MANAGEMENT OF THE FUND


INVESTMENT ADVISER -- The Adviser manages the Fund pursuant to an Investment Advisory Agreement dated September 1, 1993 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser provides the Fund with overall investment advisory services. Robert A. Dennis, a Senior Vice President of the Adviser, has been the Fund's portfolio manager since 1984 and has been employed as a portfolio manager by the Adviser since 1980. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Fund. For these services and facilities, the Adviser receives a management fee computed and paid monthly on the basis of a formula based upon a percentage of the Fund's average daily net assets plus a percentage of its gross income (i.e., income other than gains from the sale of securities) in each case on an annualized basis for the Fund's then-current fiscal year. The applicable percentages are reduced as assets and income reach the following levels:


        ANNUAL RATE OF MANAGEMENT FEE            ANNUAL RATE OF MANAGEMENT FEE
      BASED ON AVERAGE DAILY NET ASSETS              BASED ON GROSS INCOME
     -----------------------------------      -----------------------------------
     .220% of the first $200 million          4.12% of the first $16 million
     .187% of average daily net assets        3.51% of gross income in excess of
       in excess of $200 million                $16 million
     .168% of average daily net assets        3.16% of gross income in excess of
       in excess of $2 billion                  $160 million

For the Fund's fiscal year ended August 31, 1997, MFS received management fees under the Fund's investment advisory agreement of $7,363,899 equivalent on an annualized basis to 0.40% of the Fund's average daily net assets.



MFS also serves as investment adviser to each of the other funds in the MFS Family of Funds (the "MFS Funds"), to MFS Municipal Income Trust, MFS Government Markets Income Trust, MFS Multimarket Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS Institutional Trust, MFS Variable Insurance Trust, MFS/Sun Life Series Trust and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)") in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., provide investment advice to substantial private clients.



MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $69.4 billion on behalf of approximately 2.7 million accounts as of November 30, 1997. As of such date, the MFS organization managed approximately $6.5 billion of assets in municipal obligations and approximately $20.1 billion of assets in fixed income funds and fixed income portfolios. MFS is a subsidiary of Sun Life of Canada (U.S.), which is a subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, John D. McNeil and Donald A. Stewart. Mr. Brodkin is the Chairman, Mr. Shames is the President and Mr. Scott is the Secretary and a Senior Executive Vice President of MFS. Messrs. McNeil and Stewart are the Chairman and the President, respectively, of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.



A. Keith Brodkin, the Chairman and a Director of MFS, is the Chairman, President and a Trustee of the Trust. James R. Bordewick, Jr., Stephen E. Cavan, Robert A. Dennis, Geoffrey L. Kurinsky, W. Thomas London, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, all of whom are officers of MFS, are officers of the Trust.



In certain instances there may be securities which are suitable for the Fund's portfolios as well as for portfolios of other clients of MFS. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS, particularly when the same security is suitable for more then one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Fund.



ADMINISTRATOR -- MFS provides the Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under this Agreement, the Fund pays MFS an administrative fee of up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services.

DISTRIBUTOR -- MFD, a wholly owned subsidiary of the Adviser, is the distributor of shares of the Fund and also serves as distributor for each of the other MFS Funds.

SHAREHOLDER SERVICING AGENT -- MFS Service Center, Inc. ("Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, performs transfer agency, certain dividend disbursing agency and certain other services for the Fund.

6.  INFORMATION CONCERNING SHARES OF THE FUND

PURCHASES


Class A and B shares of the Fund may be purchased at the public offering price through any dealer. As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFD. Dealers may also charge their customers fees relating to investment in the Fund.


This Prospectus offers Class A and B shares, which bear sales charges in different forms and amounts, as described below:

CLASS A SHARES: Class A shares are generally offered at net asset value plus an initial sales charge, but in certain cases are offered at net asset value without an initial sales charge but subject to a CDSC.

PURCHASES SUBJECT TO INITIAL SALES CHARGE. Class A shares are offered at net asset value plus an initial sales charge as follows:
--------------------------------------------------------------------------------

                                            SALES CHARGE* AS PERCENTAGE             DEALER
                                                        OF:                     ALLOWANCE AS A
                                            OFFERING        NET AMOUNT           PERCENTAGE OF
          AMOUNT OF PURCHASE                  PRICE          INVESTED           OFFERING PRICE
      -------------------------------------------------------------------------------------
Less than $100,000....................         4.75%            4.99%                 4.00%
$100,000 but less than $250,000.......         4.00             4.17                  3.20
$250,000 but less than $500,000.......         2.95             3.04                  2.25
$500,000 but less than $1,000,000.....         2.20             2.25                  1.70
$1,000,000 or more....................       None**           None**              See Below**
-------------------------------------------------------------------------------------

 *Because of rounding in the calculation of offering price, actual sales charges may be more or less than those calculated using the percentages above.

**A CDSC will apply to such purchases, as discussed below.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price as shown in the above table. In the case of the maximum sales charge, the dealer retains 4% and MFD retains approximately 3/4 of 1% of the public offering price. The sales charge may vary depending on the number of shares of the Fund as well as certain other MFS Funds owned or being purchased, the existence of an agreement to purchase additional shares during a 13-month period (or 36-month period for purchases of $1 million or more) or other special purchase programs. A description of the Right of Accumulation, Letter of Intent and Group Purchase privileges by which the sales charge may be reduced is set forth in the SAI.


PURCHASES SUBJECT TO A CDSC (but not an initial sales charge). In the following five circumstances, Class A shares are offered at net asset value without an initial sales charge, but subject to a CDSC equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares, in the event of a share redemption within 12 months following the purchase:



         (i) on investments of $1 million or more in Class A shares;


         (ii) on investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), if, prior to July 1, 1996: (a) the plan had established an account with the Shareholder Servicing Agent and (b) the sponsoring organization had demonstrated to the satisfaction of MFD that either (i) the employer had at least 25 employees or (ii) the aggregate purchases by the retirement plan of Class A shares of Funds in the MFS Funds would be in an aggregate amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion;


        (iii) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the retirement plan and/or sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or any similar recordkeeping system made available by the Shareholder Servicing Agent (the "MFS Participant Recordkeeping System"); (b) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996; and (c) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds will be in an aggregate amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion;



          (iv) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996 and (b) the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds; THE RETIREMENT PLAN WILL QUALIFY UNDER THIS CATEGORY ONLY IF THE PLAN OR ITS SPONSORING ORGANIZATION INFORMS THE SHAREHOLDER SERVICING AGENT PRIOR TO THE PURCHASE THAT THE PLAN HAS A MARKET VALUE OF $500,000 OR MORE INVESTED IN SHARES OF ANY CLASS OR CLASSES OF THE MFS FUNDS; THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY; and



         (v) on investments in Class A shares by certain retirement plans subject to ERISA, as amended, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1997; (b) such plan's records are maintained on a pooled basis by the Shareholder Servicing Agent; and (c) the sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.


In the case of all such purchases, MFD will pay commissions to dealers on new investments in Class A shares made through such dealers as follows:

COMMISSION PAID BY MFD TO DEALERS          CUMULATIVE PURCHASE AMOUNT
---------------------------------     -------------------------------------
               1.00%                  On the first $2,000,000, plus
               0.80%                  Over $2,000,000 to $3,000,000, plus
               0.50%                  Over $3,000,000 to $50,000,000, plus
               0.25%                  Over $50,000,000

For purposes of determining the level of commissions to be paid to dealers with respect to a shareholder's new investment in Class A shares made on or after April 1, 1996, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchases).

See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" in the Prospectus for further discussion of the CDSC.

WAIVERS OF INITIAL SALES CHARGE AND CDSC. In certain circumstances, the initial sales charged imposed upon purchases of Class A shares and the CDSC imposed upon redemption of Class A shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class A shares is waived with respect to shares held by certain retirement plans qualified under Section 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), and subject to ERISA, where:

 (i) the retirement plan and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and

(ii) the retirement plan and/or sponsoring organization demonstrates to the satisfaction of, and certifies to, the Shareholder Servicing Agent that the retirement plan has, at the time of certification or will have pursuant to a purchase order placed with the certification, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;


provided, however, that the CDSC will not be waived (i.e., it will be imposed)
(a) with respect to plans which establish an account with the Shareholder Servicing Agent on or after November 1, 1997, in the event that the plan makes a complete redemption of all of its shares in the MFS Funds, or (b) with respect to plans which established an account with the Shareholder Servicing Agent prior to November 1, 1997, in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.


CLASS B SHARES: Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC upon redemption as follows:

                           YEAR OF                CONTINGENT
                        REDEMPTION              DEFERRED SALES
                      AFTER PURCHASE                CHARGE
                --------------------------      ---------------
                First.....................              4%
                Second....................              4%
                Third.....................              3%
                Fourth....................              3%
                Fifth.....................              2%
                Sixth.....................              1%
                Seventh and following.....              0%

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividends or capital gain distributions.

Except as described below, MFD will pay commissions to dealers of 3.75% of the purchase price of Class B shares purchased through dealers. MFD will also advance to dealers the first year service fee payable under the Distribution Plan (see "Class B Distribution Plan" below) at a rate equal to 0.25% of the purchase price of such shares. Therefore, the total amount paid to a dealer upon the sale of Class B shares is 4% of the purchase price of the shares (commission rate of 3.75% plus a service fee equal to 0.25% of the purchase price).

Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established its account with the Shareholder Servicing Agent on or after July 1, 1996, will be subject to the CDSC described above, only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under the Distribution Plan. As discussed above, such retirement plans are eligible to purchase Class A shares of the Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. IN THIS EVENT, THE PLAN OR ITS SPONSORING ORGANIZATION SHOULD INFORM THE SHAREHOLDER SERVICING AGENT THAT THE PLAN IS ELIGIBLE TO PURCHASE CLASS A SHARES UNDER THIS CATEGORY; THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY FOR THE PURCHASE OF CLASS A SHARES.

See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" for further discussion of the CDSC.


WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established an account with the Shareholder Servicing Agent on or after July 1, 1996; provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.


CONVERSION OF CLASS B SHARES. Class B shares of the Fund that remain outstanding for approximately eight years will convert to Class A shares of the same Fund. Shares purchased through the reinvestment of distributions paid in respect of Class B shares will be treated as Class B shares for purposes of the payment of the distribution and service fees under the

Distribution Plan. See "Distribution Plan" below. However, for purposes of conversion to Class A shares, all shares in a shareholder's account that were purchased through the reinvestment of dividends and distributions paid in respect of Class B shares (and which have not converted to Class A shares as provided in the following sentence) will be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, a portion of the Class B shares then in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares not acquired through reinvestment of dividends and distributions that are converting to Class A shares bear to the shareholder's total Class B shares not acquired through reinvestment. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversion will not constitute a taxable event for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

GENERAL: The following information applies to purchases of all classes of the Fund's shares.

MINIMUM INVESTMENT. Except as described below, the minimum initial investment is $1,000 per account and the minimum additional investment is $50 per account. Accounts being established for monthly automatic investments and under payroll savings programs and tax-deferred retirement programs (other than IRA's) involving the submission of investments by means of group remittal statements are subject to a $50 minimum on initial and additional investments per account. The minimum initial investment for IRAs is $250 per account and the minimum additional investment is $50 per account. Accounts being established for participation in the Automatic Exchange Plan are subject to a $50 minimum on initial and additional investments per account. There are also other limited exceptions to these minimums for certain tax-deferred retirement programs. Any minimums may be changed at any time at the discretion of MFD. The Fund reserves the right to cease offering its shares for sale at any time.


SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.



RIGHT TO REJECT PURCHASE ORDERS/MARKET TIMING. Purchases and exchanges should be made for investment purposes only. The Fund and MFD each reserves the right to reject any specific purchase order or exchange request. In the event that the Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund defines a "market timer" as an individual, or organization acting on behalf of one or more individuals, if (i) the individual or organization makes three or more exchange requests out of the Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.


As noted above, the Fund and MFD each reserves the right to reject or restrict any specific purchase and exchange request and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase or exchange requests by market timers. In the event that any individual or entity is determined either by the Fund or MFD, in its sole discretion, to be a market timer with respect to any calendar year, the Fund and/or MFD will reject all exchange requests into the Fund during the remainder of that calendar year. Other funds in the MFS Family of Funds may have different and/or more or less restrictive policies with respect to market timers than the Fund. These policies are disclosed in the prospectuses of these other MFS Funds.



DEALER CONCESSIONS. Dealers may receive different compensation with respect to sales of Class A and Class B shares. In addition, from time to time, MFD may pay dealers 100% of the applicable sales charge on sales of Class A shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, MFD or its affiliates may, from time to time, pay dealers an additional commission equal to 0.50% of the net asset value of all of the Class B shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, from time to time, MFD, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers which sell or arrange for the sale of shares of the Fund. Such concessions provided by MFD may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more MFS Funds, and/or other dealer-sponsored events. From time to time, MFD may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


SPECIAL INVESTMENT PROGRAMS. For shareholders who elect to participate in certain investment programs (e.g., the Automatic Investment Plan) or other shareholder services, MFD or its affiliates may either (i) give a gift of nominal value, such as a hand-held calculator or (ii) make a nominal charitable contribution on their behalf.

RESTRICTIONS ON ACTIVITIES OF NATIONAL BANKS. The Glass-Steagall Act prohibits national banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of the prohibition has not been clearly defined, MFD believes that such Act should not preclude banks from entering into agency agreements with MFD. If, however, a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services in respect of shareholders who invested in the Fund through a national bank. It is not expected that shareholders would suffer any adverse financial consequence as a result of these occurrences. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.
                            ------------------------

A shareholder whose shares are held in the name of, or controlled by, a dealer might not receive many of the privileges and services from the Fund (such as Right of Accumulation, Letter of Intent and certain recordkeeping services) that the Fund ordinarily provides.

EXCHANGES

Subject to the requirements set forth below, some or all of the shares in an account with the Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds at net asset value (if available for sale). Shares of one class may not be exchanged for shares of any other class.

EXCHANGES AMONG MFS FUNDS (EXCLUDING EXCHANGES FROM MFS MONEY MARKET FUNDS): No initial sales charges or CDSC will be imposed in connection with an exchange from shares of an MFS Fund to shares of any other MFS Fund, except with respect to exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund (discussed below). With respect to an exchange involving shares subject to a CDSC, the CDSC will be unaffected by the exchange and the holding period for purposes of calculating the CDSC will carry over to the acquired shares.

EXCHANGES FROM AN MFS MONEY MARKET FUND: Special rules apply with respect to the imposition of an initial sales charge or a CDSC for exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund. These rules are described under the caption "Exchanges" in the Prospectuses of those MFS money market funds.

EXCHANGES INVOLVING THE MFS FIXED FUND: Class A shares of any MFS Fund held by certain qualified retirement plans may be exchanged for units of participation of the MFS Fixed Fund (a bank collective investment fund) (the "Units"), and Units may be exchanged for Class A shares of any MFS Fund. With respect to exchanges between Class A shares subject to a CDSC and Units, the CDSC will carry over to the acquired shares or Units and will be deducted from the redemption proceeds when such shares or Units are subsequently redeemed, assuming the CDSC is then payable (the period during which the Class A shares and the Units were held will be aggregated for purposes of calculating the applicable CDSC). In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to an initial sales charge of an MFS Fund, the initial sales charge shall be due upon such exchange, but will not be imposed with respect to any subsequent exchanges between such Class A shares and Units with respect to shares on which the initial sales charge has already been paid. In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to a CDSC of an MFS Fund, the CDSC period will commence upon such exchange, and the applicability of the CDSC with respect to subsequent exchanges shall be governed by the rules set forth above in this paragraph.

GENERAL: A shareholder should read the prospectus of the other MFS Fund into which an exchange is made and consider the differences in objectives, policies and restrictions before making any exchange. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record) and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. If an Exchange Request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the exchange will occur on that day if all the requirements set forth above have been complied with at that time and subject to the Fund's right to reject purchase orders. No more than five exchanges may be made in any one Exchange Request by telephone. Additional information concerning this exchange privilege and prospectuses for any of the other MFS Funds may be obtained from dealers or the Shareholder Servicing Agent. For federal and (generally) state income tax purposes, and exchange is treated as a sale of the shares exchanged and, therefore, an exchange could result in a gain or loss to the shareholder making the exchange. Exchanges by telephone are automatically available to most non-retirement plan accounts and certain retirement plan accounts. For further information regarding exchanges by telephone, see "Redemptions by Telephone." The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timers.

REDEMPTIONS AND REPURCHASES

A shareholder may withdraw all or any portion of the value of his account on any date on which the Fund is open for business by redeeming shares at their net asset value (a redemption ) or by selling such shares to the Fund through a dealer (a repurchase). Certain redemptions and repurchases are, however, subject to a CDSC. See "Contingent Deferred Sales Charge" below. Because the net asset value of shares of the account fluctuates, redemptions or repurchases, which are taxable transactions, are likely to result in gains or losses to the shareholder. When a shareholder withdraws an amount from his account, the shareholder is deemed to have tendered for redemption a sufficient number of full and fractional shares in his account to cover the amount withdrawn. The proceeds of a redemption or repurchase will normally be available within seven days, except for shares purchased or received in exchange for shares purchased by check (including certified checks or cashier's checks). Payment of redemption proceeds may be delayed for up to 15 days from the purchase date in an effort to assure that such check has cleared.

REDEMPTION BY MAIL: Each shareholder may redeem all or any portion of the shares in his account by mailing or delivering to the Shareholder Servicing Agent (see back cover for address) a stock power with a written request for redemption or letter of instruction, together with his share certificates (if any were issued), all in "good order" for transfer. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed in the manner set forth below under the caption "Signature Guarantee." In addition, in some cases "good order" will require the furnishing of additional documents. The Shareholder Servicing Agent may make certain de minimis exceptions to the above requirements for redemption. Within seven days after receipt of a redemption request in "good order" by the Shareholder Servicing Agent, the Fund will make payment in cash of the net asset value of the shares next determined after such redemption request was received, reduced by the amount of any applicable CDSC described above and the amount of any income tax required to be withheld, except during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. See "Tax Status" below.

REDEMPTION BY TELEPHONE: Each shareholder may redeem an amount from his account by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. Shareholders wishing to avail themselves of this telephone redemption privilege must so elect on their Account Application, designate thereon a bank and account number to receive the proceeds of such redemption, and sign the Account Application Form with the signature(s) guaranteed in the manner set forth below under the caption "Signature Guarantee." The proceeds of such a redemption, reduced by the amount of any applicable CDSC and the amount of any income tax required to be withheld, are mailed by check to the designated account, without charge, if the redemption proceeds do not exceed $1,000, and are wired in federal funds to the designated account if the redemption proceeds exceed $1,000. If a telephone redemption request is received by the Shareholder Servicing Agent by the close of regular trading on the Exchange on any business day, shares will be redeemed at the closing net asset value of the Fund on that day. Subject to the conditions described in this section, proceeds of a redemption are normally mailed or wired on the next business day following the date of receipt of the order for redemption. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

REPURCHASE THROUGH A DEALER: If a shareholder desires to sell his shares through his dealer (a repurchase), the shareholder can place a repurchase order with his dealer, who may charge the shareholder a fee. IF THE DEALER RECEIVES THE SHAREHOLDER'S ORDER PRIOR TO THE CLOSE OF REGULAR TRADING ON THE EXCHANGE AND COMMUNICATES IT TO MFD BEFORE THE CLOSE OF BUSINESS ON THE SAME DAY, THE SHAREHOLDER WILL RECEIVE THE NET ASSET VALUE CALCULATED ON THAT DAY, REDUCED BY THE AMOUNT OF ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD.

REDEMPTION BY CHECK: Only Class A shares may be redeemed by check. A shareholder owning Class A shares of the Fund may elect to have a special account with State Street Bank and Trust

Company (the "Bank") for the purpose of redeeming Class A shares from his or her account by check. The Bank will provide each Class A shareholder, upon request, with forms of checks drawn on the Bank. Only shareholders having accounts in which no share certificates have been issued will be permitted to redeem shares by check. Checks may be made payable in any amount not less than $500. Shareholders wishing to avail themselves of this redemption by check privilege should so request on their Account Application, must execute signature cards (for additional information, see the Account Application) with signature guaranteed in the manner set forth under the caption "Signature Guarantee" below, and must return any Class A share certificates issued to them. Additional documentation will be required from corporations, partnerships, fiduciaries or other such institutional investors. All checks must be signed by the shareholder(s) of record exactly as the account is registered before the Bank will honor them. The shareholders of joint accounts may authorize each shareholder to redeem by check. The check may not draw on monthly dividends which have been declared but not distributed. SHAREHOLDERS WHO PURCHASE CLASS A SHARES BY CHECK (INCLUDING CERTIFIED CHECKS OR CASHIERS' CHECKS) MAY WRITE CHECKS AGAINST THOSE SHARES ONLY AFTER THEY HAVE BEEN ON THE FUND'S BOOKS FOR 15 DAYS. WHEN SUCH A CHECK IS PRESENTED TO THE BANK FOR PAYMENT, A SUFFICIENT NUMBER OF FULL AND FRACTIONAL SHARES WILL BE REDEEMED TO COVER THE AMOUNT OF THE CHECK, ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD. IF THE AMOUNT OF THE CHECK, PLUS ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD IS GREATER THAN THE VALUE OF CLASS A SHARES HELD IN THE SHAREHOLDERS' ACCOUNT, THE CHECK WILL BE RETURNED UNPAID, AND THE SHAREHOLDER MAY BE SUBJECT TO EXTRA CHARGES. TO AVOID DISHONOR OF CHECKS DUE TO FLUCTUATIONS IN ACCOUNT VALUE, SHAREHOLDERS ARE ADVISED AGAINST REDEEMING ALL OR MOST OF THEIR ACCOUNT BY CHECK. CHECKS SHOULD NOT BE USED TO CLOSE A FUND ACCOUNT BECAUSE WHEN THE CHECK IS WRITTEN, THE SHAREHOLDER WILL NOT KNOW THE EXACT TOTAL VALUE OF THE ACCOUNT ON THE DAY THE CHECK CLEARS. There is presently no charge to the shareholder for the maintenance of this special account or for the clearance of any checks, but the Fund and the Bank reserve the right to impose such charges or to modify or terminate the redemption by check privilege at any time.

CONTINGENT DEFERRED SALES CHARGE: Investments in Class A or Class B shares ("Direct Purchases") will be subject to a CDSC for a period of 12 months (however, the CDSC on Class A shares is only imposed with respect to purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares); or (ii) with respect to Class B shares, six years. Purchases of Class A shares made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of the month and each subsequent month. Class B shares purchased on or after January 1, 1993 will be aggregated on a calendar month basis -- all transactions made during a calendar month, regardless of when during the month they have occurred, will age one year at the close of business on the last day of such month in the following calendar year and each subsequent year. For Class B shares of the Fund purchased prior to January 1, 1993, transactions will be aggregated on a calendar year basis -- all transactions made during a calendar year, regardless of when during the year they have occurred, will age one year at the close of business on December 31 of that year and each subsequent year.

At the time of a redemption, the amount by which the value of a shareholder's account for a particular class of shares represented by Direct Purchases exceeds the sum of the six calendar year aggregations (12 months in the case of purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares) of Direct Purchases may be redeemed without charge ("Free Amount"). Moreover, no CDSC is ever assessed on additional shares acquired through the automatic reinvestment of dividends or capital gain distributions ("Reinvested Shares"). Therefore, at the time of redemption of a particular class, (i) any Free Amount is not subject to the CDSC, and (ii) the amount of redemption equal to the then-current value of Reinvested Shares is not subject to the CDSC, but (iii) any amount of the redemption in excess of the aggregate of the then-current value of Reinvested Shares and the Free Amount is subject to a CDSC. The CDSC will first be applied against the amount of Direct Purchases which will result in any such charge being imposed at the lowest possible rate. The CDSC to be imposed upon redemptions will be calculated as set forth in "Purchases" above.

The applicability of a CDSC will be unaffected by exchanges or transfers of registration, except as described in Appendix A hereto.

GENERAL: The following information applies to redemptions and repurchases of all classes of the Fund's shares.

SIGNATURE GUARANTEE. In order to protect shareholders against fraud, the Fund requires, in certain instances as indicated above, that the shareholder's signature be guaranteed. In these cases the shareholder's signature must be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. Signature guarantees shall be accepted in accordance with policies established by the Shareholder Servicing Agent.

REINSTATEMENT PRIVILEGE. Shareholders of the Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of such Fund are available for sale) at net asset value (with a credit for any CDSC paid) within 90 days of the redemption pursuant to the Reinstatement Privilege. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or within 12 months of the initial purchase for certain Class A share purchases, a CDSC will be imposed upon redemption. Such purchases under the Reinstatement Privilege are subject to all limitations in the SAI regarding this privilege.

IN-KIND DISTRIBUTIONS. The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Fund has reserved the right to pay other redemptions or repurchase price of shares of the Fund, either totally or partially, by a distribution in-kind of securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or transaction charges when converting the securities to cash.


INVOLUNTARY REDEMPTIONS/SMALL ACCOUNTS. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account for their then-current value if at any time the total investment in such account drops below $500 because of redemptions or exchanges, except in the case of accounts being established for monthly automatic investments and certain payroll savings programs, Automatic Exchange Plan accounts and tax-deferred retirement plans, for which there is a lower minimum investment requirement. See "Purchases -- General -- Minimum Investment." Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

DISTRIBUTION PLAN

The Trustees have adopted a Distribution Plan for Class B shares pursuant to
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and its Class B shareholders.

In certain circumstances, the fees described below may not be imposed or are being waived. These circumstances, if any, are described below under the heading "Current Level of Distribution and Service Fees."

SERVICE FEE. The Distribution Plan provides that the Fund may pay MFD a service fee of up to 0.25% of the average daily net assets attributable to Class B shares annually in order that MFD may pay expenses on behalf of the Fund relating to the servicing of Class B shares. The service fee is used by MFD to compensate dealers which enter into a sales agreement with MFD in consideration for all personal services and/or account maintenance services rendered by the dealer with respect to Class B shares owned by investors for whom such dealer is the dealer or holder of record. MFD may from time to time reduce the amount of the service fees paid for shares sold prior to a certain date. Service fees may be reduced for a dealer that is the holder or dealer of record for an investor who owns shares of the Fund having an aggregate net asset value at or above a certain dollar level. Dealers may from time to time be required to meet certain criteria in order to receive service fees. MFD or its affiliates are entitled to retain all service fees payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates to shareholder accounts.

Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases -- Class B Shares" above. MFD will advance to dealers the first year service fee described above at a rate equal to 0.25% of the purchase price of such shares and, as compensation therefor, MFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible to receive the ongoing 0.25% per annum service fee with respect to such shares commencing in the thirteenth month following purchase.

DISTRIBUTION FEE. The Distribution Plan provides that the Fund may pay MFD a distribution fee equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to the Class B shares as partial consideration for distribution services performed and expenses incurred in the performance of MFD's obligations under its distribution agreement with the Fund (including the 3.75% commission it pays to dealers upon purchase of Class B shares, as described under "Purchases -- Class B Shares" above). See "Management of the Fund -- Distributor" in the SAI. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expense incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its distribution agreement with the Fund.

OTHER FEATURES. Fees payable under the Distribution Plan are charged to, and therefore reduce, income allocated to the Class B shares.


CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES. The Fund's Class B distribution and service fees for its current fiscal year are 0.82% per annum of the average net assets. Except in the case of the 0.25% per annum Class B service fee paid by the Fund upon the sale of Class B shares, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine.


DISTRIBUTIONS

The Fund intends to declare daily and pay to its shareholders substantially all of its net investment income as dividends on a monthly basis. Dividends are generally distributed on the first business day of the following month. In addition, the Fund may make one or more distributions during the calendar year to its shareholders from any long-term capital gains and may also make one or more distributions during the calendar year to its shareholders from short-term capital gains. Shareholders may elect to receive dividends and capital gain distributions in either cash or additional shares of the same class with respect to which a distribution is made (see "Tax Status" and "Shareholder Services -- Distribution Options" below). Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares because expenses attributable to Class B shares will generally be higher.

TAX STATUS


The Fund is treated as an entity separate from the other series of the Trust for federal income tax purposes. In order to minimize the taxes the Fund would otherwise be required to pay, the Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes.



The Fund expects that dividends paid to shareholders from interest on Municipal Obligations will be exempt from federal income tax because the Fund intends to satisfy certain requirements of the Code. One such requirement is that at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations whose interest is exempt from federal income tax. Distributions of income from capital gains, from investments in taxable securities, and from certain other transactions (including options and futures transactions) will be taxable to shareholders, whether the distribution is paid in cash or reinvested in additional shares.


Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. Exempt-interest dividends are taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax. Certain distributions of exempt-interest dividends may be a tax preference item for purposes of the federal individual and corporate alternative minimum tax. All exempt interest dividends may affect a corporate shareholder's alternative minimum tax liability. Fund distributions may be subject to state and local income taxes, depending on the nature of the distribution and the residence of the shareholder. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by certain private activity bonds should consult their tax advisers before purchasing shares of the Fund.



Shortly after the end of each calendar year, each shareholder will be sent a statement setting forth the federal income tax status of all dividends and distributions for that year, including the portion exempt from federal income taxes as "exempt-interest dividends," the portion, if any, that is a tax preference item under the federal alternative minimum tax, the portion, if any, taxable as ordinary income, the portion, if any, taxable as long-term capital gain (as well as the rate category or categories under which such gain is taxable), the portion, if any, representing a return of capital (which is free of current taxes but which results in a basis reduction), and the amount, if any, of federal income tax withheld.



Fund distributions of net capital gains or net short-term capital gains will reduce the Fund's net asset value per share. Shareholders who buy shares shortly before the Fund makes such a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.



The Fund intends to withhold U.S. federal income tax at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the Fund's Account Application for additional information regarding backup withholding of federal income tax and should consult their own tax advisers as to the tax consequences to them of an investment in the Fund.


NET ASSET VALUE

The net asset value per share of each class of the Fund is determined each day during which the Exchange is open for trading. This determination is made once during each such day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the Fund's assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Assets in the Fund's portfolio are valued on the basis of valuations furnished by a pricing service or at their fair value as determined by the Board of Trustees, as described in the SAI. The net asset value of each class of shares is effective for orders received in "good order" by the dealer prior to its calculation and received by MFD prior to the close of that business day.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund, one of four series of the Trust, has two classes of shares, entitled Class A and Class B Shares of Beneficial Interest (without par value). The Trust has reserved the right to create and issue additional classes and series of shares, in which case each class of shares of a series would participate equally in the earnings, dividends and assets of the particular class of shares of that particular series. Shareholders are entitled to one vote for each share held and shares of each series would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series would be entitled to vote together in the election of Trustees and selection of accountants. Additionally, each class of shares of a series will vote separately on any material increases in the fees under the Distribution Plan or on any other matter that affects solely that class of shares, but will otherwise vote together with all other classes of shares of the series on all other matters. The Trust does not intend to hold annual shareholders meetings. The Declaration of Trust provides that a Trustee may be removed from office in certain instances (see "Description of Shares, Voting Rights and Liabilities" in the SAI).

Each share of a class of the Fund represents an equal proportionate interest in the Fund with each other class share, subject to the liabilities of that particular class. Shares have no pre-emptive or conversion rights (except as set forth above in "Purchases -- Conversion of Class B Shares"). Shares are fully paid and non-assessable. Should the Fund be liquidated, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. Shares will remain on deposit with the Shareholder Servicing Agent and certificates will not be issued except in connection with pledges and assignments and in certain other limited circumstances.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance (e.g., fidelity bonding and errors and omissions insurance) existed and the Trust itself was unable to meet its obligations.

PERFORMANCE INFORMATION

From time to time, the Fund will provide yield, current distribution rate, tax-equivalent yield and total rate of return quotations for each class of shares and may also quote fund rankings in the relevant fund category from various sources, such as the Lipper Analytical Services, Inc. and Wiesenberger Investment Companies Service. Yield and tax-equivalent yield quotations are based on the annualized net investment income per share of a class of the Fund over a 30-day period stated as a percent of the maximum public offering price on the last day of that period. Yield calculations for Class B shares assume no CDSC is paid. The current distribution rate for each class is generally based upon the total amount of dividends per share paid by the Fund to shareholders of that class during the past twelve months and is computed by dividing the amount of such dividends by the maximum public offering price of that class at the end of such period. Current distribution rate calculations for Class B shares assume no CDSC is paid. The current distribution rate differs from the yield calculation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains, and return of invested capital, and is calculated over a different period of time. Total rate of return quotations reflect the average annual percentage change over stated periods in the value of an investment in a class of shares of the Fund made at the maximum public offering price of the shares of that class with all distributions reinvested and which will give effect to the imposition of any applicable CDSC assessed upon redemptions of the Fund's Class B shares. Such total rate of return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge or the deduction of a CDSC, and which will thus be higher. The Fund offers multiple classes of shares which were initially offered for sale to, and purchased by, the public on different dates (the class "inception date"). The calculation of total rate of return for a class of shares which has a later inception date than another class of shares of the Fund is based both on (i) the performance of the Fund's newer class from its inception date and (ii) the performance of the Fund's oldest class from its inception date up to the class inception date of the newer class. See the SAI for further information on the calculation of total rate of return for share classes with different class inception dates.



All performance quotations are based on historical performance and are not intended to indicate future performance. Yield and tax-equivalent yield reflect only net portfolio income as of a stated time and current distribution rate reflects only the rate of distributions paid by the Fund over a stated period of time, while total rate of return reflects all components of investment return over a stated period of time. The Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which the Fund will calculate its yield, current distribution rate, tax-equivalent yield and total rate of return, see the SAI. For further information about the Fund's performance for the fiscal year ended August 31, 1997, please see the Fund's Annual Report. A copy of the annual report may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time, make a list of all or a portion of its holdings available to investors upon request.


7.  SHAREHOLDER SERVICES

Shareholders with questions concerning the shareholder services described below or concerning other aspects of the Fund should contact the Shareholder Servicing Agent (see back cover for address and phone number).

ACCOUNT AND CONFIRMATION STATEMENTS -- Each shareholder will receive confirmation statements showing the transaction activity in his account. Cancelled checks, if any, will be sent to shareholders monthly. At the end of each calendar year, each shareholder will receive information regarding the tax status of reportable dividends and distributions for that year (see "Tax Status").

DISTRIBUTION OPTIONS -- The following options are available to all accounts (except Systematic Withdrawal Plan accounts) and may be changed as often as desired by notifying the Shareholder Servicing Agent:

         -- Dividends and capital gain distributions reinvested in additional shares. This option will be assigned if no other option is specified;

         -- Dividends in cash; capital gain distributions reinvested in additional shares;

         -- Dividends and capital gain distributions in cash.

Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the net asset value in effect at the close of business on the record date. Dividends and capital gains distributions in amounts less than $10 will automatically be reinvested in additional shares of the Fund. If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to shareholder's address of record, or the shareholder does not respond to mailings from the Shareholder Servicing Agent with regard to uncashed distribution checks, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. Any request to change a distribution option must be received by the Shareholder Servicing Agent by the record date for a dividend or distribution in order to be effective for that dividend or distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

INVESTMENT AND WITHDRAWAL PROGRAMS -- For the convenience of shareholders, the Fund makes available the following programs designed to enable shareholders to add to their investment in an account with the Fund or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.

    LETTER OF INTENT: If a shareholder (other than a group purchaser as described in the SAI) anticipates purchasing $100,000 or more of Class A shares of the Fund alone or in combination with shares of either class of other MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36-month period for purchases of $1 million or more), the shareholder may obtain such shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to escrow agreements and the appointment of an attorney for redemptions from the escrow amount if the intended purchases are not completed, by completing the Letter of Intent section of the Account Application.


    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts on purchases of Class A shares when his new investment, together with the current offering price value of all holdings of Class A and Class B shares of that shareholder in the MFS Funds or MFS Fixed Fund (a bank collective investment fund), reaches a discount level.


    DISTRIBUTION INVESTMENT PROGRAM: Shares of a particular class of the Fund may be sold at net asset value (and without any applicable CDSC) through the automatic reinvestment of dividends and capital gain distributions from the same class of another MFS Fund. Furthermore, distributions made by the Fund may be automatically invested at net asset value in shares of the same class of another MFS Fund, if shares of such Fund are available for sale (without a sales charge and not subject to any applicable CDSC).

    SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send to him (or any one he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B shares in any year pursuant to a SWP will not be subject to a CDSC and are generally limited to 10% of the value of the account at the time of the establishment of the SWP. The CDSC will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC.

DOLLAR COST AVERAGING PROGRAMS


    AUTOMATIC INVESTMENT PLAN: Cash investments of $50 or more may be made through a shareholder's checking account on any day of the month. If the shareholder does not specify a date, the investment will automatically occur on the first business day of the month. Required forms are available from the Shareholder Servicing Agent or investment dealers.


    AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of the other MFS Funds under the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic monthly or quarterly exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds. A shareholder should consider the objectives and policies of a fund and review its prospectus before electing to exchange money into such fund through the Automatic Exchange Plan. No transaction fee is imposed in connection with exchange transactions under the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund or Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, could result in a capital gain or loss to the shareholder making the exchange. See the Statement of Additional Information for further information concerning the Automatic Exchange Plan. Investors should consult their tax advisers for information regarding the potential capital gain and loss consequences of transactions under the Automatic Exchange Plan.

Because a dollar cost averaging program involves periodic purchases of shares regardless of fluctuating share offering prices, a shareholder should consider his financial ability to continue his purchases through periods of low price levels. Maintaining a dollar cost averaging program concurrently with a withdrawal program could be disadvantageous because of the sales charges included in share purchases in the case of Class A shares, and because of the assessment of the CDSC for certain share redemptions in the case of Class A shares.
                            ------------------------

The Fund's SAI, dated January 1, 1998, contains more detailed information about the Fund, including, but not limited to, information related to (i) the Fund's investment objective, policies and restrictions, (ii) the Trustees, officers and investment adviser, (iii) portfolio trading, (iv) the method used to calculate yield, tax-equivalent yield and total rate of return quotations of the Fund, (v) the Distribution Plan and (vi) various services and privileges provided by the Fund for the benefit of its shareholders, including additional information with respect to the exchange privilege.

                                   APPENDIX A

WAIVERS OF SALES CHARGES


This Appendix sets forth the various circumstances in which all applicable sales charges are waived (Section I), the initial sales charge and the contingent deferred sales charge ("CDSC") for Class A shares are waived (Section II), and the CDSC for Class B shares is waived (Section III). As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFD.


I. WAIVERS OF ALL APPLICABLE SALES CHARGES

In the following circumstances, the initial charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares and on redemptions of Class B shares, as applicable, are waived:

1. DIVIDEND REINVESTMENT

  - Shares acquired through dividend or capital gain reinvestment; and

  - Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any fund in the MFS Family of Funds ("MFS Funds") pursuant to the Distribution Investment Program.

2. CERTAIN ACQUISITIONS/LIQUIDATIONS

  - Shares acquired on account of the acquisition or liquidation of assets of other investment companies or personal holding companies.

3. AFFILIATES OF AN MFS FUND/CERTAIN DEALERS. SHARES ACQUIRED BY:

  - Officers, eligible directors, employees (including retired employees) and agents of Massachusetts Financial Services Company ("MFS"), Sun Life Assurance Company of Canada ("Sun Life") or any of their subsidiary companies;


  - Trustees and retired trustees of any investment company for which MFD serves as distributor;


  - Employees, directors, partners, officers and trustees of any sub-adviser to any MFS Fund;


  - Employees or registered representatives of dealers;


  - Certain family members of any such individual and their spouses identified above and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the MFS Fund which issued the Shares; and

  - Institutional Clients of MFS or MFS Institutional Advisors, Inc.

4. INVOLUNTARY REDEMPTIONS (CDSC WAIVER ONLY)

  - Shares redeemed at an MFS Fund's direction due to the small size of a shareholder's account. See "Redemptions and Repurchases -- General -- Involuntary Redemptions/Small Accounts" in the Prospectus.

5. RETIREMENT PLANS (CDSC WAIVER ONLY). Shares redeemed on account of distributions made under the following circumstances:

  INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

  - Death or disability of the IRA owner.

  SECTION 401(A) PLANS ("401(A) PLANS") AND SECTION 403(B) EMPLOYER SPONSORED PLANS ("ESP PLANS")

  - Death, disability or retirement of 401(a) or ESP Plan participant;


  - Loan from 401(a) or ESP Plan;


  - Financial hardship (as defined in Treasury Regulation Section
    1.401(k)-1(d)(2), as amended from time to time);

  - Termination of employment of 401(a) or ESP Plan participant (excluding, however, a partial or other termination of the Plan);

  - Tax-free return of excess 401(a) or ESP Plan contributions;

  - To the extent that redemption proceeds are used to pay expenses (or certain participant expenses) of the 401(a) or ESP Plan (e.g., participant account fees), provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by MFS Service Center, Inc. (the "Shareholder Servicing Agent"); and

  - Distributions from a 401(a) or ESP Plan that has invested its assets in one or more of the MFS Funds for more than 10 years from the later to occur of:
    (i) January 1, 1993 or (ii) the date such 401(a) or ESP Plan first invests its assets in one or more of the MFS Funds.

  - The sales charges will be waived in the case of a redemption of all of the 401(a) or ESP Plan's shares in all MFS Funds (i.e., all the assets of the 401(a) or ESP Plan invested in the MFS Funds are withdrawn), unless immediately prior to the redemption, the aggregate amount invested by the 401(a) or ESP Plan in shares of the MFS Funds (excluding the reinvestment of distributions) during the prior four years equals 50% or more of the total value of the 401(a) or ESP Plan's assets in the MFS Funds, in which case the sales charges will not be waived.

  SECTION 403(B) SALARY REDUCTION ONLY PLANS ("SRO PLANS")

  - Death or disability of SRO Plan participant.

6. CERTAIN TRANSFERS OF REGISTRATION (CDSC WAIVER ONLY). Shares transferred:

  - To an IRA rollover account where any sales charges with respect to the shares being reregistered would have been waived had they been redeemed; and

  - From a single account maintained for a 401(a) Plan to multiple accounts maintained by the Shareholder Servicing Agent on behalf of individual participants of such Plan, provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent.


7. LOAN REPAYMENTS



  - Shares acquired pursuant to repayments by retirement plan participants of loans from 401(a) or ESP Plans with respect to which such Plan or its sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or the MFS Recordkeeper Plus Program (but not the MFS Recordkeeper Program).


II. WAIVERS OF CLASS A SALES CHARGES

In addition to the waivers set forth in Section I above, in the following circumstances the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares are waived:


1. WRAP ACCOUNT AND FUND "SUPERMARKET" INVESTMENTS



  - Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.



2. INVESTMENT BY INSURANCE COMPANY SEPARATE ACCOUNTS


  - Shares acquired by insurance company separate accounts.


3. RETIREMENT PLANS


  ADMINISTRATIVE SERVICES ARRANGEMENTS


  - Shares acquired by retirement plans or trust accounts whose third party administrators or dealers have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.


  REINVESTMENT OF DISTRIBUTIONS FROM QUALIFIED RETIREMENT PLANS

  - Shares acquired through the automatic reinvestment in Class A shares of Class A or Class B distributions which constitute required withdrawals from qualified retirement plans.

  SHARES REDEEMED ON ACCOUNT OF DISTRIBUTIONS MADE UNDER THE FOLLOWING
CIRCUMSTANCES:

  IRAS

  - Distributions made on or after the IRA owner has attained the age of 59 1/2 years old; and

  - Tax-free returns of excess IRA contributions.

  401(A) PLANS

  - Distributions made on or after the 401(a) Plan participant has attained the age of 59 1/2 years old; and

  - Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.

  ESP PLANS AND SRO PLANS

  - Distributions made on or after the ESP or SRO Plan participant has attained the age of 59 1/2 years old.

III. WAIVERS OF CLASS B SALES CHARGES

  - In addition to the waivers set forth in Section I above, in the following circumstances the CDSC imposed on redemptions of Class B shares is waived:

1. SYSTEMATIC WITHDRAWAL PLAN


  - Systematic Withdrawal Plan redemptions with respect to up to 10% per year (or 15% per year, in the case of accounts registered as IRAs where the redemption is made pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended) of the account value at the time of establishment.


2. DEATH OF OWNER

  - Shares redeemed on account of the death of the account owner if the shares are held solely in the deceased individual's name or in a living trust for the benefit of the deceased individual.

3. DISABILITY OF OWNER

  - Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual's name or in a living trust for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to the Shareholder Servicing Agent).

4. RETIREMENT PLANS. Shares redeemed on account of distributions made under the following circumstances:

  IRAS, 401(A) PLANS, ESP PLANS AND SRO PLANS

  - Distributions made on or after the IRA owner or the 401(a), ESP or SRO Plan participant, as applicable, has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Internal Revenue Code ("Code") rules.

  SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS ("SAR-SEP PLANS")

  - Distributions made on or after the SAR-SEP Plan participant has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Code rules; and

  - Death or disability of a SAR-SEP Plan participant.

                                   APPENDIX B

                         TAXABLE EQUIVALENT YIELD TABLE

               (UNDER FEDERAL INCOME TAX LAW AND RATES FOR 1997)



    The table below shows the approximate taxable bond yields which are equivalent to tax-exempt bond yields from 3% to 8% under federal income tax laws that apply to 1997. (Such yields may differ under the laws applicable to subsequent years.) Separate calculations, showing the applicable taxable income brackets, are provided for investors who file joint returns and for those investors who file individual returns.



                        JOINT RETURN                                       TAX-EXEMPT YIELD
                      -----------------      INCOME       ---------------------------------------------------
  SINGLE RETURN                                TAX                                                                FEDERAL
-----------------
                                            BRACKET**                                                              RATE
                                            ---------                                                             -------
           (TAXABLE INCOME)*
---------------------------------------
      1997                                                 3%       4%       5%       6%       7%        8%
                                                          ----     ----     ----     ----     -----     -----
                            1997                                       EQUIVALENT TAXABLE YIELD
$      0-$ 24,650     $      0-$ 41,200        0.15%      3.53%    4.71%    5.88%    7.06%     8.24%     9.41%       0.15%
$ 24,650-$ 59,750     $ 41,200-$ 99,600       28.00       4.17     5.56     6.94     8.33      9.72     11.11        0.28
$ 59,750-$124,650     $ 99,600-$151,750       31.00       4.35     5.80     7.25     8.70     10.14     11.59        0.31
$124,650-$271,050     $151,750-$271,050        0.36       4.69     6.25     7.81     9.38     10.94     12.50        0.36
  $271,050 & Over       $271,050 & Over       0.396       4.97     6.62     8.28     9.93     11.59     13.25       0.396


 *Net amount subject to Federal personal income tax after deductions and exemptions.

**The effective marginal income tax rate will be increased if personal exemptions are phased out (for the phase out period only) and if a portion of itemized deductions are disallowed. This increase in the marginal rates, if applicable, will cause a corresponding increase in the equivalent taxable yields.

While it is expected that a substantial portion of the interest income distributed to the Fund's shareholders will be exempt from federal income taxes, portions of such distributions from time to time may be subject to federal income taxes or a federal alternative minimum tax.

                                   APPENDIX C

DESCRIPTION OF MUNICIPAL BONDS

Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included in the term Municipal Bonds if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing power for the payment of principal and interest. The payment of such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.

Municipal Bonds also include participations in municipal leases. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In light of these concerns, the Fund has adopted and follows procedures for determining whether municipal lease securities purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. The procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, the credit quality of the security and other factors which the Adviser may deem relevant. There are, of course, variations in the security of Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors.

The yields on Municipal Bonds are dependent on a variety of factors, including general money market conditions, supply and demand and general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue.

DESCRIPTION OF OTHER INVESTMENTS

    U.S. GOVERNMENT OBLIGATIONS -- are issued by the Treasury and include bills, certificates of indebtedness, notes and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

    CERTIFICATES OF DEPOSIT -- are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

    BANKERS' ACCEPTANCES -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

    COMMERCIAL PAPER -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.

The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") represent their opinions as to the quality of various Municipal Bonds. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields while Bonds of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MUNICIPAL BOND RATINGS

  Moody's

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  S&P

AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

  Fitch

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

THE MFS FAMILY OF FUNDS(R) AMERICA'S OLDEST MUTUAL FUND GROUP

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time. This material should be read carefully before investing or sending money.

STOCK
--------------------------------------------------------------------------------
Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS(R) Emerging Growth Fund
MFS(R) Equity Income Fund
MFS(R) Growth Opportunities Fund
MFS(R) Large Cap Growth Fund  (1)
MFS(R) Managed Sectors Fund
MFS(R) Mid Cap Growth Fund  (2)
MFS(R) New Discovery Fund
MFS(R) Research Fund
MFS(R) Research Growth and Income Fund
MFS(R) Strategic Growth Fund
MFS(R) Union Standard(R) Equity Fund
MFS(R) Value Fund

STOCK AND BOND
--------------------------------------------------------------------------------
MFS(R) Total Return Fund
MFS(R) Utilities Fund

BOND
--------------------------------------------------------------------------------
MFS(R) Bond Fund
MFS(R) Government Mortgage Fund
MFS(R) Government Securities Fund
MFS(R) High Income Fund
MFS(R) Intermediate Income Fund
MFS(R) Strategic Income Fund

LIMITED MATURITY BOND
--------------------------------------------------------------------------------
MFS(R) Government Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Municipal Limited Maturity Fund


WORLD
--------------------------------------------------------------------------------
MFS(R)/Foreign & Colonial Emerging
   Markets Equity Fund
MFS(R) International Growth Fund (3)
MFS(R) International Growth and
   Income Fund (4)
MFS(R) World Asset Allocation Fund sm
MFS(R) World Equity Fund
MFS(R) World Governments Fund
MFS(R) World Growth Fund
MFS(R) World Total Return Fund

NATIONAL TAX-FREE BOND
--------------------------------------------------------------------------------
MFS(R) Municipal Bond Fund
MFS(R) Municipal High Income Fund
MFS(R) Municipal Income Fund

STATE TAX-FREE BOND
--------------------------------------------------------------------------------
Alabama, Arkansas, California, Florida, Georgia, Maryland, Massachusetts, Mississippi, New York, North Carolina, Pennsylvania, South Carolina,
Tennessee, Virginia, West Virginia

MONEY MARKET
--------------------------------------------------------------------------------
MFS(R) Cash Reserve Fund
MFS(R) Government Money Market Fund
MFS(R) Money Market Fund


(1)  Formerly MFS(R) Capital Growth Fund.

(2)  Formerly MFS(R) OTC Fund.

(3)  Formerly MFS(R)/Foreign & Colonial International Growth Fund.

(4)  Formerly MFS(R)/Foreign & Colonial International Growth and Income Fund.

Investment Adviser
Massachusetts Financial
Services Company
500 Boylston Street
Boston, MA 02116
(617) 954-5000
Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116
(617) 954-5000
Custodian and Dividend
Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116
Toll-free: (800) 225-2606
Mailing Address:
P.O. Box 2281
Boston, MA 02107-9906

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

                                                             -------------------
                                                                  Bulk Rate
                                                                 U.S. Postage
                                                                    Paid
                                                                    MFS
                                                             -------------------
[MFS LOGO]
We invented the Mutual fund

MFS(R) Municipal Bond Fund

500 Boylston Street, Boston, MA 02116-3741

This is your fund's current prospectus.
Please keep it with your financial
records because it provides important facts about your investment.

LOGO


MFS(R) MUNICIPAL                                   STATEMENT OF
BOND FUND                                          ADDITIONAL INFORMATION
(A member of the MFS Family of Funds(R))           January 1, 1998


--------------------------------------------------------------------------------


                                                                                             PAGE
                                                                                            ------
 1. Definitions.............................................................................      2
 2. Investment Objective, Policies and Restrictions.........................................      2
 3. Management of the Fund..................................................................      8
       Trustees.............................................................................      8
       Officers.............................................................................      8
       Trustee Compensation Table...........................................................      9
       Investment Adviser...................................................................     10
       Administrator........................................................................     10
       Custodian............................................................................     10
       Shareholder Servicing Agent..........................................................     11
       Distributor..........................................................................     11
 4. Portfolio Transactions and Brokerage Commissions........................................     12
 5. Shareholder Services....................................................................     12
       Investment and Withdrawal Programs...................................................     12
       Exchange Privilege...................................................................     15
 6. Tax Status..............................................................................     15
 7. Determination of Net Asset Value and Performance........................................     17
 8. Distribution Plan.......................................................................     19
 9. Description of Shares, Voting Rights and Liabilities....................................     20
10. Independent Auditors and Financial Statements...........................................     21
    Appendix A..............................................................................    A-1


MFS MUNICIPAL BOND FUND
A Series of MFS Series Trust IV
500 Boylston Street, Boston, Massachusetts 02116
(617) 954-5000


This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated January 1, 1998. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see last page for address and phone number).


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

1.   DEFINITIONS


  "Fund"                        -- MFS Municipal Bond Fund, a
                                   diversified series of
                                   MFS(R) Series Trust IV
                                   (the "Trust"), a Massa-
                                   chusetts business trust.
                                   The Trust was known as
                                   Massachusetts Cash
                                   Management Trust prior to
                                   August 27, 1993.
  "MFS" or the "Adviser"        -- Massachusetts Financial
                                   Services Company, a
                                   Delaware corporation.
  "MFD"                         -- MFS Fund Distributors,
                                   Inc., a Delaware
                                   corporation.
  "Prospectus"                  -- The Prospectus of the
                                   Fund, dated January 1,
                                   1998, as amended or
                                   supplemented from time to
                                   time.


2.   INVESTMENT OBJECTIVE, POLICIES AND
     RESTRICTIONS

 INVESTMENT OBJECTIVE. The Fund's investment objective is to provide as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing and protection of shareholders' capital. Any investment involves risk and there can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES. The investment policies of the Fund are described in the Prospectus. In addition, certain of the Fund's investment policies are described in greater detail below.


  "WHEN-ISSUED" SECURITIES: The Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. When the Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it will set up procedures consistent with the General Statement of Policy of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since that policy currently recommends that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund will always have liquid assets sufficient to cover any commitments or to limit any potential risk. However, although the Fund does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of the SEC policy, purchases of securities on such bases may involve more risk than other types of purchases. For example, the Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Fund determines it is necessary to sell the "when-issued" or "forward delivery" securities before delivery, the Fund may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made and any gain or loss would not be tax-exempt.


  REPURCHASE AGREEMENTS: As described in the Prospectus, the Fund may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange (the "Exchange") or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that the Fund purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin. The Fund may not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

  INVERSE FLOATING RATE OBLIGATIONS: The Fund may invest in so-called "inverse floating rate obligations" or "residual interest" bonds or certificates structured to have similar features. In creating such an obligation, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically ranging from thirty-five days to one year. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between the entire amount of interest paid by the issuer on all of the debt and the interest paid on the short-term obligation. Under usual circumstances, the holder of the inverse floating rate obligation can generally purchase an equal principal amount of the short-term obligation and link the two obligations in order to create long-term fixed-rate bonds. Because the interest rate on the inverse floating rate obligation is determined by subtracting the short-term rate from a fixed amount, the interest rate will decrease as the short-term rate increases and will increase as the short-term rate decreases. The magnitude of increases and decreases in the market value of inverse floating rate obligations may be approximately twice as large (or more if the inverse instrument is issued in principal amount greater than the principal amount of the short-term piece) as the comparable change in the market value of an equal principal amount of long-term bonds which bear interest at the rate paid by the issuer and have similar credit quality, redemption and maturity provisions.


  OPTIONS: The Fund intends to write covered put and call options and purchase put and call options on fixed income securities that are traded on U.S. securities exchanges and over-the-counter. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying securities to the Fund at a fixed exercise price. A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. A put option written by the Fund is "covered" if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is (a) equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. Put and call options written by the Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counter party with which, the option is traded, and applicable laws and regulations. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.



Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by liquid assets. Such transactions permit the Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.


The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by the Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

The Fund may write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, the Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

The Fund may also purchase warrants on fixed income securities. A warrant on a fixed income security is a long-dated call option that provides the holder with the right, but not the obligation, to purchase from an issuer a fixed income security with a specified par value, coupon, and maturity at a fixed exercise price on a specified date or between specified dates. Typically, the fixed income securities that are deliverable pursuant to the warrant will be noncallable securities. Warrants may be issued as entirely separate securities or they may be attached to, but subsequently detachable from, a fixed income security of the same issuer.

The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Fund's assets (the "SEC illiquidity ceiling"). Although the Adviser disagrees with this position, the Adviser intends to limit the Fund's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which the Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. The Fund will treat all or a portion of the formula price as illiquid for purposes of the SEC illiquidity ceiling imposed by the SEC staff. The Fund may also write over-the-counter options with non-primary dealers and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

  FUTURES CONTRACTS: The Fund may enter into contracts for the future delivery of fixed income securities or contracts based on Municipal Bond or other financial indices, including any index of fixed income securities, as such contracts become available for trading ("Futures Contracts"). The Fund may enter into Futures Contracts for hedging purposes as well as non-hedging purposes. A "sale" of a Futures Contract means a contractual obligation to deliver the securities called for by the contract at a specified price in a fixed delivery month or, in the case of a Futures Contract on an index of securities, to make or receive a cash settlement. A "purchase" of a Futures Contract means a contractual obligation to acquire the securities called for by the contract at a specified price in a fixed delivery month or, in the case of a Futures Contract on an index of securities, to make or receive a cash settlement. Futures Contracts have been designed by exchanges which have been designated as "contract markets" by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Existing contract markets include the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Futures Contracts are traded on these markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


At the same time a Futures Contract is purchased or sold, the Fund must allocate liquid assets as a deposit payment ("initial deposit"). The initial deposit varies but may be as low as 5% or less of the value of the contract. Daily thereafter, the Futures Contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to a Futures Contract based on fixed income securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a Futures Contract may not have been issued when the contract was written.

A Futures Contract based on an index of securities, such as a Municipal Bond index Futures Contract, provides for a cash payment, equal to the amount, if any, by which the value of the index at maturity is above or below the value of the index at the time the contract was entered into, times a fixed index "multiplier". The index underlying such a Futures Contract is generally a broad based index of securities designed to reflect movements in the relevant market as a whole. The index assigns weighted values to the securities included in the index, and its composition is changed periodically.

Although Futures Contracts call for the actual delivery or acquisition of securities or, in the case of Futures Contracts based on an index, the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date by buying or selling, as the case may be, on a commodities exchange, an identical Futures Contract calling for settlement in the same month, subject to the availability of a liquid secondary market. The Fund incurs brokerage fees when it purchases and sells Futures Contracts.


One purpose of the acquisition or sale of a Futures Contract, in the case of a portfolio such as that of the Fund, which holds or intends to acquire long-term fixed income securities, is to attempt to protect the Fund from fluctuations in interest rates without actually buying or selling long-term fixed income securities. For example, if the Fund owns long-term bonds, and interest rates were expected to increase, the Fund might enter into Futures Contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Futures Contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, the use of Futures Contracts as an investment technique allows the Fund to maintain a hedging position without having to sell its portfolio securities.



Similarly, when it is expected that interest rates may decline, Futures Contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of Futures Contracts should be similar to that of long-term bonds, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the Futures Contracts could be liquidated and the Fund could then buy long-term bonds on the cash market. To the extent the Fund enters into Futures Contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such Futures Contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the fluctuating market value of such Futures Contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such Futures Contracts, thereby assuring that the positions are unleveraged.


The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out Futures Contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

In addition, Futures Contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund may invest in Future Contracts for hedging and for non-hedging purposes, subject to applicable law.

  OPTIONS ON FUTURES CONTRACTS: The Fund may purchase and write options on Futures Contracts ("Options on Futures Contracts") for hedging purposes and for non-hedging purposes, subject to applicable law. An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Such Options on Futures Contracts will be traded on contract markets regulated by the CFTC. Depending on the pricing of the option compared to either the price of the Futures Contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the Futures Contract or underlying debt securities. As with the purchase of Futures Contracts, when the Fund is not fully invested, it may purchase a call Option on a Futures Contract to hedge against a market advance due to declining interest rates.


The writing of a call Option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the future price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put Option on a Futures Contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives, less related transaction costs. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities. The writer of an Option on a Futures Contract is subject to the requirement of initial and variation margin payments.


The Fund may cover the writing of call Options on Futures Contracts (a) through purchases of the underlying Futures Contract, (b) through ownership of the security, or securities included in the index, underlying the Futures Contract, or (c) through the holding of a call on the same Futures Contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. The Fund may cover the writing of put Options on Futures Contracts
(a) through sales of the underlying Futures Contract, (b) through segregation of liquid assets in an amount equal to the value of the security or index underlying the Futures Contract, or (c) through the holding of a put on the same Futures Contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or is less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. Put and call Options on Futures Contracts written by the Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which they are traded and applicable laws and regulations.


The purchase of a put Option on a Futures Contract is similar in some respects to the purchase of protective put options on portfolio securities. The Fund will purchase a put Option on a Futures Contract to hedge the Fund's portfolio against the risk of rising interest rates.

The amount of risk the Fund assumes when it purchases an Option on a Futures Contract is the premium paid for the option plus related transaction costs, although in order to realize a profit it may be necessary to exercise the option and close out the underlying Futures Contract. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying Futures Contract will not be fully reflected in the value of the option purchased.

  ADDITIONAL RISKS OF OPTIONS ON FIXED INCOME SECURITIES, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: Various additional risks exist with respect to the trading of options and Futures Contracts. For example, the Fund's ability effectively to hedge all or a portion of its portfolio through transactions in such instruments will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Fund's portfolio. The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation, while the trading of options also entails the risk of imperfect correlation between securities used to cover options written and the securities underlying such options. The anticipated spread between the prices may be distorted because of various factors, which are set forth under "Futures Contracts" above.

The Fund's ability to engage in options and futures strategies will also depend on the availability of liquid markets in such instruments. "Options" above sets forth certain reasons why a liquid secondary market may not exist. Transactions in these instruments are also subject to the risk of brokerage firm or clearing house insolvencies.

The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits", established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limit. In addition, the exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers).

Options on securities may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no clearing house performance guarantees and the Fund will be subject to the risk of default by a counter party. In addition, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.


It should also be noted that the Fund may enter transactions in Futures Contracts and Options on Futures Contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. The Fund will only write covered options, such that liquid assets necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Fund may not fully protect it against risk of loss and, in any event, the Fund could suffer losses on the option position which might not be offset by corresponding portfolio gains.


  PORTFOLIO TRADING: The Fund intends to fully manage its portfolio by buying and selling securities, as well as holding securities to maturity. In managing its portfolio the Fund seeks to take advantage of market developments and yield disparities, which may include use of the following strategies:

    (1) shortening the average maturity of its portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

    (2) lengthening the average maturity of its portfolio in anticipation of a decline in interest rates so as to maximize tax-exempt yield;

    (3) selling one type of debt security (e.g., revenue bonds) and buying another (e.g., general obligation bonds) when disparities arise in the relative values of each; and

    (4) changing from one debt security to an essentially similar debt security when their respective yields are distorted due to market factors.
                         ------------------------------

The investment objective and policies described above and the policies with respect to portfolio trading described above may be changed without shareholder approval.

INVESTMENT RESTRICTIONS. The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust (or a class or series, as applicable) or
(ii) 67% or more of the outstanding shares of the Trust (or a class or series, as applicable) present at a meeting at which holders of more than 50% of the outstanding shares of the Trust (or a class or series, as applicable) are represented in person or by proxy):

The Fund may not:

    (1) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount not exceeding 10% of its gross assets, or pledge, mortgage or hypothecate an amount of its assets taken at market value which would exceed 15% of its gross assets, in each case taken at the lower of cost or market value and subject to a 300% asset coverage requirement (for the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts and Options on Futures Contracts and payments of initial and variation margin in connection therewith are not considered a pledge of assets);

    (2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

    (3) Purchase or sell real estate (including limited partnership interests but excluding Municipal Bonds secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except Futures Contracts and Options on Futures Contracts) in the ordinary course of its business;

    (4) Make loans to other persons except through the use of repurchase agreements or the purchase of commercial paper. Not more than 10% of its total assets will be invested in repurchase agreements maturing in more than seven days. For these purposes the purchase of a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan;

    (5) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets taken at market value to be invested in the securities of such issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or invest more than 25% of its total assets taken at market value in securities of issuers in any one industry;

    (6) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is a member, partner, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

    (7) Purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Fund may make deposits on margin in connection with options, Futures Contracts and Options on Futures Contracts;

    (8) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions; or

    (9) Purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the writing, purchasing and selling of puts, calls or combinations thereof with respect to securities and Futures Contracts.


As a matter of non-fundamental policy, the Fund may not invest in securities (other than repurchase agreements maturing in seven days or less) which are subject to legal or contractual restrictions on resale or for which there is no readily available market (unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security) if more than 15% of the Fund's assets would be invested in such securities. As an additional matter of non-fundamental policy, the Fund may not invest 25% or more of the market value of its total assets in securities of issuers in any one industry.


For the purposes of the Fund's investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.


Except with respect to Investment Restriction (1) and the Fund's non-fundamental policy on investing in illiquid securities, these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.


3.   MANAGEMENT OF THE FUND
The Trust's Board of Trustees provides broad supervision over the affairs of the Fund. The Adviser is responsible for the management of the Fund's assets and the officers of the Trust are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

TRUSTEES

A. KEITH BRODKIN,* Chairman and President (born 8/4/35)

Massachusetts Financial Services Company, Chairman, President and Director


RICHARD B. BAILEY* (born 9/14/26)

Private Investor; Massachusetts Financial Services Company, former Chairman and
  Director (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director


PETER G. HARWOOD (born 4/3/26)
Private Investor
Address: 211 Lindsay Pond Road, Concord, Massachusetts


J. ATWOOD IVES (born 5/1/36)
Eastern Enterprises (diversified services company), Chairman and Chief Executive
  Officer
Address: 9 Riverside Road, Weston, Massachusetts


LAWRENCE T. PERERA (born 6/23/35)
Hemenway & Barnes (attorneys), Partner
Address: 60 State Street, Boston, Massachusetts


WILLIAM J. POORVU (born 4/10/35)
Harvard University Graduate School of Business Administration, Adjunct
  Professor; CBL & Associates Properties, Inc. (a real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman (since November 1993), Chairman and Trustee (prior to November 1993)
Address: Harvard Business School, Soldiers Field Road, Cambridge, Massachusetts


CHARLES W. SCHMIDT (born 3/18/28)
Private Investor; OHM Corporation, Director; Mohawk Paper Company, Director
Address: 30 Colpitts Road, Weston, Massachusetts


ARNOLD D. SCOTT* (born 12/16/42)
Massachusetts Financial Services Company, Senior Executive Vice President,
  Secretary and Director


JEFFREY L. SHAMES* (born 6/2/55)
Massachusetts Financial Services Company, President and Director


ELAINE R. SMITH (born 4/25/46)
Independent Consultant; Brigham and Women's Hospital, Executive Vice President
  and Chief Operating Officer (from August 1990 to September 1992)
Address: Weston, Massachusetts


DAVID B. STONE (born 9/2/27)
North American Management Corp. (investment adviser), Chairman and Director;
  Eastern Enterprises, Trustee
Address: 10 Post Office Square, Suite 300, Boston, Massachusetts


OFFICERS

W. THOMAS LONDON,* Treasurer (born 3/1/44)
Massachusetts Financial Services Company, Senior Vice President


STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary


JAMES R. BORDEWICK, JR.,* Assistant Secretary (born
  3/6/59)
Massachusetts Financial Services Company, Senior Vice President and Associate
  General Counsel


ROBERT A. DENNIS,* Vice President (born 12/12/48)
Massachusetts Financial Services Company, Senior Vice President


GEOFFREY L. KURINSKY,* Vice President (born 7/7/53)
Massachusetts Financial Services Company, Senior Vice President


JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
Massachusetts Financial
Services Company, Vice President


MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
Massachusetts Financial Services Company, Vice President (since March 1997);
  Putnam Investments, Vice President (from September 1994 until March 1997); Ernst & Young, Senior Tax Manager (until September 1994)



ELLEN M. MOYNIHAN,* Assistant Treasurer (born 11/13/57)
Massachusetts Financial Services Company, Vice President (since September 1996);
  Deloltte & Touche LLP, Senior Manager (until September 1996)

---------------

*"Interested persons" (as defined in the Investment Company Act of 1940 (the
 "1940 Act") of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee and officer holds comparable positions with certain MFS affiliates or with certain other funds of which MFS or a subsidiary of MFS is the investment adviser or distributor. Mr. Brodkin, the Chairman of MFD, Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), the corporate parent of MFS.

The Fund pays the compensation of non-interested Trustees and Mr. Bailey (who currently receive a fee of $4,000 per year plus $180 per meeting and $150 per committee meeting attended, together with such Trustee's out-of-pocket expenses) and has adopted a retirement plan for non-interested Trustees and Mr. Bailey. Under this plan, a Trustee will retire upon reaching age 73 and if the Trustee has completed at least five years of service, he would be entitled to annual payments during his lifetime of up to 50% of such Trustee's average annual compensation (based on the three years prior to his retirement) depending on his length of service. A Trustee may also retire prior to age 73 and receive reduced payments if he has completed at least five years of service. Under the plan, a Trustee (or his beneficiaries) will also receive benefits for a period of time in the event the Trustee is disabled or dies. These benefits will also be based on the Trustee's average annual compensation and length of service. There is no retirement plan provided by the Trust for Messrs. Brodkin, Scott and Shames. The Fund will accrue its allocable share of compensation expenses each year to cover current year's service and amortize past service cost.



                           TRUSTEE COMPENSATION TABLE



                                                                        RETIREMENT BENEFIT                       TOTAL TRUSTEE
                                                        TRUSTEE FEES        ACCRUED AS          ESTIMATED          FEES FROM
                                                            FROM           PART OF FUND       CREDITED YEARS       FUND AND
                       TRUSTEE                            FUND(1)           EXPENSE(1)        OF SERVICE(2)     FUND COMPLEX(3)
-----------------------------------------------------   ------------    ------------------    --------------    ---------------
Richard B. Bailey....................................      $6,912             $2,100                  8            $ 247,168
A. Keith Brodkin.....................................           0                  0                N/A                    0
Peter G. Harwood.....................................       7,237              1,539                  5              105,995
J. Atwood Ives.......................................       6,912              2,181                 17               98,750
Lawrence T. Perera...................................       7,512              3,562                 26               98,310
William Poorvu.......................................       7,037              3,814                 25              102,840
Charles W. Schmidt...................................       7,237              3,717                 20              105,995
Arnold D. Scott......................................           0                  0                N/A                    0
Jeffrey L. Shames....................................           0                  0                N/A                    0
Elaine R. Smith......................................       7,807              2,230                 27              105,995
David B. Stone.......................................       7,387              3,125                 11              108,710


---------------

(1) For fiscal year ended August 31, 1997.



(2) Based on normal retirement age of 73. See the table below for the estimated annual benefits payable upon retirement by the Fund to a Trustee based on his or her estimated credited years of service.



(3) For calendar year 1996. All Trustees receiving compensation served as Trustees of 23 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $21.2 Billion) except Mr. Bailey, who served as Trustee of 81 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $38.5 Billion.



          ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)



                                  YEARS OF SERVICE
  AVERAGE         -------------------------------------------------
TRUSTEE FEES        3            5            7          10 OR MORE
------------      ------       ------       ------       ----------
   $6,220         $  933       $1,555       $2,177         $3,110
    6,694          1,004        1,673        2,343         $3,347
    7,167          1,075        1,792        2,509         $3,584
    7,641          1,146        1,910        2,674         $3,820
    8,114          1,217        2,028        2,840         $4,057
    8,587          1,288        2,147        3,006         $4,294


---------------


(4) Other funds in the MFS fund complex provide similar retirement benefits to the Trustees.



As of November 30, 1997, all Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund.



As of November 30, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc., 4800 Deer Lake Drive East, Jacksonville, FL 32246 was the record holder of approximately 6.66% of the outstanding Class B shares of the Fund.


The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liabilities to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter, unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined pursuant to the Declaration of Trust that such officers or

Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

INVESTMENT ADVISER

MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) which is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life").



The Adviser manages the Fund pursuant to an Investment Advisory Agreement, dated September 1, 1993 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser provides the Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Fund. For these services and facilities, the Adviser receives a management fee computed and paid monthly on the basis of a formula based upon a percentage of the Fund's average daily net assets plus a percentage of its gross income (i.e., income other than gains from the sale of securities) in each case on an annualized basis for the Fund's then current fiscal year. The applicable percentages are reduced as assets and income reach the following levels:


 ANNUAL RATE OF MANAGEMENT FEE      ANNUAL RATE OF MANAGEMENT FEE
BASED ON AVERAGE DAILY NET ASSETS        BASED ON GROSS INCOME
---------------------------------  -------------------------------
 .220% of the first $200 million    4.12% of the first $16 million
 .187% of average daily net         3.51% of gross income in excess
  assets in                        of
  excess of $200 million           $16 million
 .168% of average daily net         3.16% of gross income in excess
  assets in                        of
  excess of $2 billion             $160 million


For the Fund's fiscal years ended August 31, 1997, August 31, 1996 and August 31, 1995, MFS received management fees of $7,363,899 (equivalent to an annual rate of 0.40% of average daily net assets), $7,990,167 (equivalent to an annual rate of 0.40% of average daily net assets) and $8,210,290 (equivalent to an annual rate of 0.42% of average daily net assets), respectively.



The Fund pays all of its expenses (other than those assumed by MFS or MFD), including: Trustees fees discussed above; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares; expenses of preparing, printing and mailing share certificates, shareholder reports, notices, proxy statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of State Street Bank and Trust Company, the Fund's custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of the Fund's shares; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except that its Distribution Agreement with MFD requires MFD to pay for prospectuses which are to be used for sales purposes. For a list of the Fund's expenses, including the compensation paid to the Trustees who are not officers of the Fund, during the Fund's fiscal year ended August 31, 1997, see "Financial Statements -- Statement of Operations" in the Annual Report.


MFS pays the compensation of the Trust's officers and of any Trustee who is an officer of MFS. The Adviser also furnishes at its own expense all necessary administrative services, including office space, equipment, clerical personnel, investment advisory facilities, and all executive and supervisory personnel necessary for managing the Fund's investments, effecting the Fund's portfolio transactions and, in general, administering the Fund's affairs.


The Advisory Agreement will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities (as defined under "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of the Fund's shares (as defined in "Investment Restrictions") or by either party on not more than 60 days' nor less than 30 days' written notice. The Advisory Agreement provides that if MFS ceases to serve as Adviser to the Fund, the Fund will change its name so as to delete the initials "MFS." The Advisory Agreement further provides that MFS may render services to others and may permit fund clients in addition to the Fund to use the initials "MFS" in their names. The Advisory Agreement also provides that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement.



ADMINISTRATOR


MFS provides the Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under the Agreement, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services. For the period from March 1, 1997 through August 31, 1997, MFS received fees under the Agreement of $124,924.


CUSTODIAN

State Street Bank and Trust Company (the "Custodian") is the custodian of the Fund's assets. The Custodian's responsibilities include: safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of each class of shares of the Fund. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities, including repurchase agreements, issued by the Custodian and may deal with the Custodian as principal in securities transactions. The Custodian also acts as the dividend disbursing agent for the Fund. The Custodian has contracted with the Adviser for the Adviser to perform certain accounting functions related to options transactions for which the Adviser receives remuneration on a cost basis.

SHAREHOLDER SERVICING AGENT

MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, is the Fund's shareholder servicing agent, pursuant to a Shareholder Servicing Agreement, effective August 1, 1985, as amended (the "Agency Agreement") with the Fund. The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and keeping records in connection with the issuance, transfer and redemption of each class of shares of the Fund. For these services, the Shareholder Servicing Agent receives a fee calculated as a percentage of the average daily net assets of an effective rate of 0.13%. In addition, the Shareholder Servicing Agent is reimbursed by the Fund for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Fund. State Street Bank and Trust Company, the dividend disbursing agent of the Fund, has contracted with the Shareholder Servicing Agent to administer and perform certain dividend and distribution disbursing functions for the Fund.


DISTRIBUTOR
MFD, a wholly owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Fund pursuant to a distribution agreement dated January 1, 1995 (the "Distribution Agreement"). Prior to January 1, 1995, MFS Financial Services, Inc. ("FSI"), another wholly owned subsidiary of MFS, was the Fund's distributor. Where this SAI refers to MFD in relation to the receipt or payment of money with respect to a period or periods prior to January 1, 1995, such reference shall be deemed to include FSI, as the predecessor in interest to MFD.

CLASS A SHARES: MFD acts as agent in selling Class A shares of the Fund to dealers. The public offering price of Class A shares of the Fund is their net asset value next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of Class A shares of the Fund is calculated by dividing the net asset value of a Class A share by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "Purchases" in the Prospectus). The sales charge scale set forth in the Prospectus applies to purchases of Class A shares of the Fund alone or in combination with shares of all classes of certain other funds in the MFS Family of Funds (the "MFS Funds") and other funds (as noted under Right of Accumulation) by any person, including members of a family unit (e.g., husband, wife and minor children) and bona fide trustees, and also applies to purchases made under the Right of Accumulation or a Letter of Intent (see "Investment and Withdrawal Programs"). A group might qualify to obtain quantity sales charge discounts (see "Investment and Withdrawal Programs").

Class A shares of the Fund may be sold at their net asset value to certain persons and in certain instances as described in the Prospectus. Such sales are made without a sales charge to promote good will with employees and others with whom MFS, MFD and/or the Fund have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price of the Class A shares. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Prospectus (see "Purchases" in the Prospectus). The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the dealer commission, is the commission paid to the distributor. Because of rounding in the computation of offering price, the portion of the sales charge paid to the underwriter may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of offering price or as a percentage of the net amount invested as listed in the Prospectus. In the case of the maximum sales charge, the dealer retains 4% and MFD retains approximately 3/4 of 1% of the public offering price. In addition, MFD pays a commission to dealers who initiate and are responsible for purchases of $1 million or more as described in the Prospectus.


CLASS B SHARES: MFD acts as agent in selling Class B shares of the Fund. The public offering price of Class B shares is their net asset value next computed after the sale (see "Purchases" in the Prospectus).


GENERAL: Neither MFD nor dealers are permitted to delay placing orders to benefit themselves by a price change. On occasion, MFD may obtain brokers loans from various banks, including the custodian banks for the MFS Funds, to facilitate the settlement of sales of shares of the Fund to dealers. MFD may benefit from its temporary holding of funds paid to it by investment dealers for the purchase of Fund shares.


During the Fund's fiscal year ended August 31, 1997, MFD and certain other financial institutions received net commissions of $185,845 and $1,217,830, respectively (as their concession on gross commissions of $1,403,675). The Fund received $138,735,228, representing the aggregate net asset value of such shares. During the Fund's fiscal year ended August 31, 1996, MFD and certain other financial institutions received net commissions of $289,161 and $1,953,785, respectively (as their concession on gross commissions of $2,242,946). The Fund received $179,674,142, representing the aggregate net asset value of such shares. During the Fund's fiscal year ended August 31, 1995, MFD and certain other financial institutions received net commissions of $329,416 and $2,085,672, respectively (as their concession on gross commissions of $2,415,088). The Fund received $177,845,426, representing the aggregate net asset value of such shares. During the Fund's fiscal year ended August 31, 1997, the CDSC imposed upon the redemption of Class A and Class B shares was $9,427 and $10,251, respectively. During the Fund's fiscal year ended August 31, 1996, the CDSC imposed upon the redemption of Class A and Class B shares was $1,862 and $186,111, respectively. During the Fund's fiscal year ended August 31, 1995, the CDSC imposed upon the redemption of Class A and Class B shares was $6,621 and $221,978, respectively.



The Distribution Agreement will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Trust's shares (as defined in "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.


4.   PORTFOLIO TRANSACTIONS AND
     BROKERAGE COMMISSIONS
Specific decisions to purchase or sell securities for the Fund are made by a portfolio committee, consisting of employees of the Adviser who are appointed and supervised by its senior officers. Changes in the Fund's investments are reviewed by the Board of Trustees. Members of the Fund's portfolio committee may serve other clients of the Adviser or any subsidiary of the Adviser in a similar capacity.

The primary consideration in placing portfolio security transactions is execution at the most favorable price. The Adviser has complete freedom as to the markets in and broker-dealers through which it seeks this result. Municipal Bonds and other debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. The Adviser attempts to negotiate with underwriters to decrease the commission or concession for the benefit of the Fund. The Adviser normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere. Securities firms or futures commission merchants may receive brokerage commissions on transactions involving Futures Contracts and Options on Futures Contracts. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by the Advisory Agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present no arrangements for the recapture of commission payments are in effect.


Consistent with the foregoing primary consideration, the Conduct Rules of the NASD and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of the other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.



For the fiscal years ended August 31, 1997, 1996 and 1995, the Fund paid no brokerage commissions.


In certain instances there may be securities which are suitable for the Fund's portfolio as well as for that of one or more of the other clients of the Adviser or any subsidiary of the Adviser. Investment decisions for the Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Fund believes that its ability to participate in volume transactions will produce better executions for the Fund.

5.   SHAREHOLDER SERVICES
INVESTMENT AND WITHDRAWAL PROGRAMS -- The Fund makes available the following programs designed to enable shareholders to add to their investment or withdraw from it with a minimum of paper work. These are described below and, in certain cases, in the Prospectus. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.

  LETTER OF INTENT: If a shareholder (other than a group purchaser described below) anticipates purchasing $100,000 or more of Class A shares of the Fund alone or in combination with shares of either class of other MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36-month period, in the case of purchases of $1 million or more), the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent section of the Fund's Account Application or filing a separate Letter of Intent application (available from the Shareholder Servicing Agent) within 90 days of the commencement of purchases. Subject to acceptance by MFD and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent application. The shareholder or his dealer must inform MFD that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if his purchases within 13 months (or 36 months, in the case of purchases of $1 million or more), plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, he will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Dividends and distributions of other MFS Funds automatically reinvested in shares of the Fund pursuant to the Distribution Investment Program will also not apply toward completion of the Letter of Intent.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by the Shareholder Servicing Agent in the form of shares registered in the shareholder's name. All income dividends and capital gain distributions on escrowed shares will be paid to the shareholder or to his order. When the minimum investment so specified is completed (either prior to or by the end of the 13-month period or 36-month period, as applicable), the shareholder will be notified and the escrowed shares will be released.

If the intended investment is not completed, the Shareholder Servicing Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Shareholder Servicing Agent. By completing and signing the Account Application or separate Letter of Intent application, the shareholder irrevocably appoints the Shareholder Servicing Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.


  RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when that shareholder's new investment, together with the current offering price value of all the holdings of Class A, Class B and Class C shares of that shareholder in the MFS Funds or MFS Fixed Fund (a bank collective investment fund) reaches a discount level (see "Purchases" in the Prospectus for the sales charges on quantity discounts). For example, if a shareholder owns shares valued at $75,000 and purchases $25,000 of Class A shares of the Fund, the sales charge for the $25,000 purchase would be at the rate of 4% (the rate applicable to single transactions of $100,000). A shareholder must provide the Shareholder Servicing Agent (or his investment dealer must provide MFD) with information to verify that the quantity sales charge discount is applicable at the time the investment is made.



  SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by tele-phoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.


  DISTRIBUTION INVESTMENT PROGRAM: Distributions of dividends and capital gains made by the Fund with respect to a particular class of shares may be automatically invested in shares of the same class of shares of one of the other MFS Funds, if shares of the fund are available for sale. Such investments will be subject to additional purchase minimums. Distributions will be invested at net asset value (exclusive of any sales charge) and will not subject to any
CDSC). Distributions will be invested at the close of business on the payable date for the distribution. A shareholder considering the Distribution Investment Program should obtain and read the prospectus of the other fund and consider the differences in objectives and policies before making any investment.

  SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B shares in any year pursuant to a SWP generally are limited to 10% of the value of the account at the time of establishment of the SWP. SWP payments are drawn from the proceeds of share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). Redemptions of Class B shares will be made in the following order: (i) any "Free Amount"; (ii) to the extent necessary, any "Reinvested Shares"; and (iii) to the extent necessary, the "Direct Purchase" subject to the lowest CDSC (as such terms are defined in "Contingent Deferred Sales Charge" in the Prospectus). The CDSC will be waived in the case of redemptions of Class B shares pursuant to a SWP, but will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC. To the extent that redemptions for such periodic withdrawals exceed dividend income reinvested in the account, such redemptions will reduce and may eventually exhaust the number of shares in the shareholder's account. All dividend and capital gain distributions for an account with a SWP will be reinvested in additional, full or fractional shares of the Fund at the net asset value in effect at the close of business on the record date for such distributions. To initiate this service, shares having an aggregate value of at least $5,000 either must be held on deposit by, or certificates for such shares must be deposited with, the Shareholder Servicing Agent. With respect to Class A shares, maintaining a withdrawal plan concurrently with an investment program would be disadvantageous because of the sales charges included in share purchases and the imposition of a CDSC on certain redemptions. The shareholder may deposit into the account additional shares of the Fund, change the payee or change the dollar amount of each payment. The Shareholder Servicing Agent may charge the account for services rendered and expenses incurred beyond those normally assumed by the Fund with respect to the liquidation of shares. No charge is currently assessed against the account, but one could be instituted by the Shareholder Servicing Agent on 60 days' notice in writing to the shareholder in the event that the Fund ceases to assume the cost of these services. The Fund may terminate any SWP for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a SWP) or an exchange of shares of the Fund for shares of another MFS Fund. Any SWP may be terminated at any time by either the shareholder or the Fund.

  INVEST BY MAIL: Additional investments of $50 or more may be made at any time by mailing a check payable to the Fund directly to the Shareholder Servicing Agent. The shareholder's account number and the name of his investment dealer must be included with each investment.

  GROUP PURCHASES: A bona fide group and all its members may be treated as a single purchaser and, under the Right of Accumulation (but not a Letter of Intent), obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the MFS Funds upon the request of MFD.

  AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of the other MFS Funds, if available for sale, under the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds effective on the seventh day of each month or of every third month, depending whether monthly or quarterly exchanges are elected by the shareholder. If the seventh day of the month is not a business day, the transaction will be processed on the next business day. Generally, the initial exchange will occur after receipt and processing by the Shareholder Servicing Agent of an application in good order. Exchanges will continue to be made from a shareholder's account in any MFS Fund, as long as the balance of the account is sufficient to complete the exchange. Additional payments made to a shareholder's account will extend the period that exchanges will continue to be made under the Automatic Exchange Plan. However, if additional payments are added to an account subject to the Automatic Exchange Plan shortly before an exchange is scheduled, such funds may not be available for an exchange until the following month; therefore, care should be used to avoid inadvertently terminating the Automatic Exchange Plan through exhaustion of the account balance.

No transaction fee for exchanges will be charged in connection with the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. Changes in amounts to be exchanged to each fund, the funds to which exchanges are to be made and the timing of exchanges (monthly or quarterly), or termination of a shareholder's participation in the Automatic Exchange Plan will be made after instructions in writing or by telephone (an "Exchange Change Request") are received by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record). Each Exchange Change Request (other than termination of participation in the program) must involve at least $50. Generally, if an Exchange Change Request is received by telephone or in writing before the close of business on the last business day of a month, the Exchange Change Request will be effective for the following month's exchange.

A shareholder's right to make additional investments in any of the MFS Funds, to make exchanges of shares from one MFS Fund to another and to withdraw from an MFS Fund, as well as a shareholder's other rights and privileges are not affected by a shareholder's participation in the Automatic Exchange Plan.

The Automatic Exchange Plan is part of the Exchange Privilege. For additional information regarding the Automatic Exchange Plan, including the treatment of any CDSC, see "Exchange Privilege" below.

  REINSTATEMENT PRIVILEGE: Shareholders of the Fund and shareholders of the other MFS Funds (except MFS Money Market Fund, MFS Government Money Market Fund and holders of Class A shares of MFS Cash Reserve Fund in the case where the shares are acquired through direct purchase or reinvested dividends) who have redeemed their shares have a one-time right to reinvest the redemption proceeds in shares of any of the MFS Funds (if shares of the fund are available for sale) at net asset value (without a sales charge) and, if applicable, with credit for any CDSC paid. In the case of proceeds reinvested in shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund, the shareholder has the right to exchange the acquired shares for shares of another MFS Fund at net asset value pursuant to the exchange privilege described below. Such a reinvestment must be made within 90 days of the redemption and is limited to the amount of the redemption proceeds. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or 12 months of the initial purchase in the case of certain Class A shares, a CDSC will be imposed upon redemption. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 90-day period of time in the same fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of any loss realized on the original redemption for federal income tax purposes. Please see your tax adviser for further information.

EXCHANGE PRIVILEGE -- Subject to the requirements set forth below, some or all of the shares in an account with the Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds (if available for sale) at net asset value. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent.

Each Exchange Request must be in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) record keeping system made available by the Shareholder Servicing Agent) or all the shares in the account. Each exchange involves the redemption of the shares of the Fund to be exchanged and the purchase at net asset value (i.e., without a sales charge) of shares of the same class of the other MFS Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return. No more than five exchanges may be made in any one Exchange Request by telephone. If an Exchange Request is received by the Shareholder Servicing Agent prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), the exchange usually will occur on that day if all of the requirements set forth above have been complied with at that time. However, payment of the redemption proceeds by the Fund, and thus the purchase of shares of the other MFS Fund, may be delayed for up to seven days if the Fund determines that such a delay would be in the best interest of all its shareholders. Investment dealers which have satisfied criteria established by MFD may also communicate a shareholder's Exchange Request to MFD by facsimile subject to the requirements set forth above.

No CDSC is imposed on exchanges among the MFS Funds, although liability for the CDSC is carried forward to the exchanged shares. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Additional information with respect to any of the MFS Funds, including a copy of its current prospectus, may be obtained from investment dealers or the Shareholder Servicing Agent. A shareholder considering an exchange should obtain and read the prospectus of the other MFS Fund and consider the differences in objectives and policies before making any exchange. Shareholders of the other MFS Funds (except holders of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund acquired through direct purchase or reinvested dividends prior to June 1, 1992) have the right to exchange their shares for shares of the Fund, subject to the conditions, if any, set forth in their respective prospectuses. In addition, unitholders of the MFS Fixed Fund (a bank collective investment fund) have the right to exchange their units (except units acquired through direct purchase) for shares of the Fund, subject to the conditions, if any, imposed upon such unitholders by the MFS Fixed Fund.

Any state income tax advantages for investment in shares of each state specific series of MFS Municipal Series Trust may only benefit residents of such states. Investors should consult with their own tax advisers to be sure this is an appropriate investment, based on their residency and each state's income tax laws.

The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timers (see "Purchases" in the Prospectus).

6.   TAX STATUS

The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of both the Fund's overall income and its tax-exempt income), and the composition of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay federal income or excise taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.



The portion of the Fund's distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. The percentage of income designated as tax-exempt will be applied uniformly to all distributions by the

Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.


The Fund may also recognize some net investment income that is not tax-exempt, as well as capital gains and losses as a result of the disposition of securities and from certain options and futures transactions. Shareholders of the Fund normally will have to pay federal income taxes, and any state or local income taxes, on the non-exempt interest dividends and capital gain distributions they receive from the Fund; however, the Fund does not expect that the non-tax-exempt portion of its net investment income, if any, will be substantial. That portion of net investment income distributions not designated as exempt interest dividends and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes whether the distributions are paid in cash or reinvested in additional shares. Because the Fund expects to earn primarily tax-exempt interest income, it is expected that no Fund dividends will qualify for the dividends received deduction for corporations. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares. Such capital gains may be taxable to shareholders that are individuals, estates or trusts at maximum rates of 20%, 25% or 28%, depending upon the source of the gains. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.


Any fund distribution of net capital gains or net short-term capital gains will have the effect of reducing the per-share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.


Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. Exempt-interest dividends are taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Fund.



In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss; a long-term capital gain realized by an individual, estate or trust may be eligible for reduced tax rates if the shares were held for more than 18 months. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to those shares. If not disallowed, any such loss will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A shares of the Fund within ninety days after their purchase followed by any purchase (including purchases by exchange or by reinvestment) without payment of an additional sales charge of Class A shares of the Fund or of another MFS Fund (or any other shares of an MFS Fund generally sold subject to a sales charge).



The Fund's current dividend and accounting policies will affect the amount, timing, and character of distributions to shareholders. Any investment in zero coupon bonds and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.



The Fund's transactions in options and Futures Contracts will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund will limit its activities in options and Futures Contracts to the extent necessary to meet the requirements of Subchapter M of the Code.



Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. federal income tax withholding at a rate of 30%. The Fund intends to withhold U.S. federal income tax at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period applicable to such claims. Distributions received by the Fund by Non-U.S. Persons also may be subject to tax under the laws of their own jurisdictions. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a Non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.


As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.


The exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Some states do exempt from tax that portion of the exempt-interest dividend which represents interest received by a regulated investment company on its holdings of tax-exempt securities of that state and its political subdivisions and instrumentalities. Therefore, the Fund will report annually to its shareholders the percentage of interest income earned by the Fund during the preceding year on Municipal Bonds and will indicate, on a state-by-state basis only, the source of such income. Residents of certain states may be subject to an intangible tax or a personal property tax on all or a portion of the value of their shares. Each shareholder is advised to consult his own tax adviser regarding the exemption of exempt-interest dividends under applicable state or local law.


7.   DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

NET ASSET VALUE: The net asset value per share of each class of the Fund is determined each day during which the Exchange is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays or the days on which they are observed: New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) This determination is made once during each such day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Use of the pricing service has been approved by the Trust's Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued based upon dealer supplied valuations. Other short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Positions in listed options, Futures Contracts and Options on Futures Contracts will normally be valued at the settlement price on the exchange on which they are primarily traded. Positions in over-the-counter options will be valued using dealer supplied valuations. Portfolio securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.


PERFORMANCE INFORMATION
TOTAL RATE OF RETURN: The Fund will calculate its total rate of return for each class of shares for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made with all dividends and distributions reinvested and reflecting the CDSC or the maximum public offering price) to reach the value of that investment at the end of the periods. The Fund may also calculate (i) a total rate of return, which is not reduced by the CDSC (4% maximum for Class B shares) and therefore may result in a higher rate of return, (ii) a total rate of return assuming an initial account value of $1,000, which will result in a higher rate of return since the value of the initial account will not be reduced by the maximum sales charge (currently 4.75%) and/or (iii) total rates of return which represent aggregate performance over a period or year-by-year performance, and which may or may not reflect the effect of the maximum or other sales charge or CDSC.


The Fund offers multiple classes of shares which were initially offered for sale to, and purchase by, the public on different dates. The calculation of total rate of return for a class of shares which has a later class inception date than another class of shares of the Fund is based both on (i) the performance of the Fund's newer class from its inception date and (ii) the performance of the Fund's oldest class from its inception date up to the date of the newer class.


As discussed in the Prospectus, the sales charges, expenses and expense ratios, and therefore the performance, of the Fund's classes of shares differ. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Total rate of return quotations for each class are presented in Appendix B attached hereto under the heading "Performance Quotations."

PERFORMANCE RESULTS: The performance results for Class A shares presented in Appendix B attached hereto under the heading "Performance Results," assume an initial investment of $10,000 in Class A shares, cover the period from January 1, 1986 to December 31, 1995. It has been assumed that dividend and capital gain distributions were reinvested in additional shares. These performance results, as well as any yield, tax-equivalent yield or total rate of return quotation provided by the Fund, should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund's portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields, tax-equivalent yields and total rates of return should be considered when comparing the yield, tax-equivalent yield and total rate of return of the Fund to yields, tax-equivalent yields and total rates of return published for other investment companies or other investment vehicles. Total rate of return reflects the performance of both principal and income. Current net asset value as well as account balance information may be obtained by calling 1-800-MFS-TALK (637-8255).

YIELD: Any yield quotation for a class of shares of the Fund is based on the annualized net investment income per share allocated to such class of the Fund over a 30-day period. The yield for a class of shares of the Fund is calculated by dividing the net investment income per share of the Fund allocated to such class earned during the period by the maximum offering price per share of such class of the Fund on the last day of that period. The resulting figure is then annualized. Net investment income per share of a class is determined by dividing
(i) the dividends and interest earned by the Fund and allocated to such class during the period, minus accrued expenses of such class for the period, by (ii) the average number of Fund shares of such class entitled to receive dividends during the period multiplied by the maximum offering price per share of such Class on the last day of the period for Class A shares. The Fund's yield calculations assume a maximum sales charge of 4.75%. The yield calculations assume no CDSC is paid. Yield quotations for each class of shares is presented in Appendix B attached hereto under the heading "Performance Quotations."

TAX-EQUIVALENT YIELD: The Fund's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield. In calculating tax-equivalent yield, the Fund assumes certain tax brackets for shareholders. Tax equivalent yield quotations for each class of shares are presented in Appendix B attached hereto under the heading "Performance Quotations."

CURRENT DISTRIBUTION RATE: Yield, which is calculated according to a formula prescribed by the Securities and Exchange Commission, is not indicative of the amounts which were or will be paid to the Fund's shareholders. Amounts paid to shareholders of each class are reflected in the quoted "current distribution rate" for that class. The current distribution rate for a class is computed by dividing the total amount of dividends per share paid by the Fund to shareholders of that class during the past twelve months by the maximum public offering price of that class at the end of such period. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income for option writing, short-term capital gains and return of invested capital, and is calculated over a different period of time. The Fund's current distribution rate calculation for Class A shares assumes a maximum sales charge of 4.75%. Current distribution rate quotations for each class of shares are presented in Appendix B attached hereto under the heading "Performance Quotations."

From time to time the Fund may, as appropriate, quote Fund rankings or reprint all or a portion of evaluations of fund performance and operations appearing in various independent publications, including but not limited to the following:
Money, Fortune, U.S. News and World Report, Kiplinger's Personal Finance, The Wall Street Journal, Barron's, Investors Business Daily, Newsweek, Financial World, Financial Planning, Investment Advisor, USA Today, Pensions and Investments, SmartMoney, Forbes, Global Finance, Registered Representative, Institutional Investor, the Investment Company Institute, Johnson's Charts, Morningstar, Lipper Analytical Services, Inc., CDA Wiesenberger, Shearson Lehman and Salomon Bros. Indices, Ibbotson, Business Week, Lowry Associates, Media General, Investment Company Data, The New York Times, Your Money, Strangers Investment Advisor, Financial Planning on Wall Street, Standard and Poor's, Individual Investor, The 100 Best Mutual Funds You Can Buy, by Gordon K. Williamson, Consumer Price Index, and Sanford C. Bernstein & Co. Fund performance may also be compared to the performance of other mutual funds tracked by financial or business publications or periodicals.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts.

From time to time the Fund may use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral.

From time to time, the Fund may discuss or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters.

From time to time the Fund may also discuss or quote the views of its distributor, its investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; tax management strategies; estate planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; ideas and information provided through the MFS Heritage Planning(sm) program, an intergenerational financial planning assistance program; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and other similar or related matters.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.

MFS FIRSTS: MFS has a long history of innovations.

  -- 1924 -- Massachusetts Investors Trust is established as the first mutual fund in America.

  -- 1924 -- Massachusetts Investors Trust is the first mutual fund to make full public disclosure of its operations in shareholder reports.

  -- 1932 -- One of the first internal research departments is established to provide in-house analytical capability for an investment management firm.

  -- 1933 -- Massachusetts Investors Trust is the first mutual fund to register under the Securities Act of 1933 ("Truth in Securities Act" or "Full Disclosure Act").

  -- 1936 -- Massachusetts Investors Trust is the first mutual fund to let shareholders take capital gain distributions either in additional shares or in cash.

  -- 1976 -- MFS Municipal Bond Fund is among the first municipal bond funds established.

  -- 1979 -- Spectrum becomes the first combination fixed/ variable annuity with no initial sales charge.

  -- 1981 -- MFS World Governments Fund is established as America's first globally diversified fixed-income mutual fund.

  -- 1984 -- MFS Municipal High Income Fund is the first mutual fund to seek high tax-free income from lower-rated municipal securities.

  -- 1986 -- MFS Managed Sectors Fund becomes the first mutual fund to target and shift investments among industry sectors for shareholders.

  -- 1986 -- MFS Municipal Income Trust is the first closed-end, high-yield municipal bond fund traded on the New York Stock Exchange.

  -- 1987 -- MFS Multimarket Income Trust is the first closed-end, multimarket high income fund listed on the New York Stock Exchange.

  -- 1989 -- MFS Regatta becomes America's first non-qualified market-value adjusted fixed/variable annuity.

  --  1990 -- MFS World Total Return Fund is the first global balanced fund.

  -- 1993 -- MFS World Growth Fund is the first global emerging markets fund to offer the expertise of two sub-advisers.

  --  1993 -- MFS becomes money manager of MFS Union Standard Trust, the first
       Trust to invest in companies deemed to be union-friendly by an Advisory Board of senior labor officials, senior managers of companies with significant labor contracts, academics and other national labor leaders or experts.

8.   DISTRIBUTION PLAN

The Trustees have adopted a Distribution Plan for Class B shares (the "Distribution Plan") pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and its shareholders. The Distribution Plan is designed to promote sales, thereby increasing the net assets of the Fund attributable to Class B shares. Such an increase may reduce the Fund's Class B expense ratio to the extent that the Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effect that could result were the Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or that the other benefits referred to above will be realized.

The Distribution Plan is described in the Prospectus under the caption "Distribution Plan," which is incorporated herein by reference. The following information supplements this Prospectus discussion.

SERVICE FEES: Except in the case of the first year service fee, no service fees will be paid to any securities dealer who is the holder or dealer of record for investors who own Class B shares having an aggregate net asset value of less than $750,000 or such other amount as may be determined by MFD from time to time. MFD, however, may waive this minimum amount require-ment from time to time. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

MFD or its affiliates shall be entitled to receive any service fee payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates for shareholder accounts.

DISTRIBUTION FEES: The purpose of distribution payments to MFD under the Distribution Plan is to compensate MFD for its distribution services to the Fund. MFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.


DISTRIBUTION AND SERVICE FEES PAID DURING THE FUND'S LAST FISCAL YEAR: During fiscal year ended August 31, 1997, the Fund paid the following Distribution Plan expenses:



                          AMOUNT OF       AMOUNT OF       AMOUNT OF
                         DISTRIBUTION   DISTRIBUTION    DISTRIBUTION
                         AND SERVICE     AND SERVICE     AND SERVICE
                         FEES PAID BY   FEES RETAINED   FEES RECEIVED
    CLASS OF SHARES          FUND          BY MFD        BY DEALERS
------------------------ ------------   -------------   -------------
Class B Shares..........   $605,681       $ 553,708        $51,973



GENERAL: The Distribution Plan will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Trustees who are not "interested persons" or financially interested parties of the Plan ("Distribution Plan Qualified Trustees"). The Distribution Plan also requires that the Fund and MFD each shall provide the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the Class B shares of the Fund (as defined in "Investment Restrictions"). All agreements relating to the Distribution Plan entered into between the Fund or MFD and other organizations must be approved by the Board of Trustees, including a majority of the Distribution Plan Qualified Trustees. Agreements under the Distribution Plan must be in writing, will be terminated automatically if assigned, and may be terminated at any time without payment of any penalty, by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the Class B shares of the Fund. The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the Class B shares of the Fund (as defined in "Investment Restrictions") or may be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees. The selection and nomination of Distribution Plan Qualified Trustees shall be committed to the discretion of the non-interested Trustees then in office. No Trustee who is not an "interested person" has any financial interest in any of the Distribution Plan or in any related agreement.


9.   DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) of one or more series and to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series. The Trustees have currently authorized shares of the Fund and three other series. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of two classes of shares for this series of the Trust, Class A shares and Class B shares, one class of shares for each of the Trust's two money market series, and Class A, Class B, Class C and Class I shares of one other of the Trust's four series. Each share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. The Trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series (subject to any expenses attributable to that class. Upon liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the Fund's net assets allocable to such class available for distribution to shareholders.


Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Trustees in accordance with the provisions of section 16(c) of the 1940 Act. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of a majority of its shares (as defined in "Investment Restrictions") or without a meeting by an instrument in writing, signed by a majority of the Trustees and consented to by the holders of not less than a majority of the shares outstanding and entitled to vote. Shares have no preemptive or conversion rights (except as described in the Prospectus under "Purchases -- Conversion of Class B Shares"). Shares are fully paid and nonassessable. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such merger, consolidation or sale, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares (as defined in "Investment Restrictions") will be sufficient. The Trust or any series of the Trust may also be terminated (i) upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated the Trust will continue indefinitely.

The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

10. INDEPENDENT AUDITORS AND
     FINANCIAL STATEMENTS
Deloitte & Touche LLP, are the Fund's independent auditors providing audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the SEC.


The Portfolio of Investments at August 31, 1997, the Statement of Assets and Liabilities at August 31, 1997, the Statement of Operations for the year ended August 31, 1997, the Statement of Changes in Net Assets for the year ended August 31, 1997, and the year ended August 31, 1996, the Notes to Financial Statements and the Independent Auditors' Report, each of which is included in the Annual Report to shareholders of the Fund, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent auditors, as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

                                                                      APPENDIX A


                       PERFORMANCE RESULTS AND QUOTATIONS

The performance results and quotations below should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary. See "Performance Information" in the SAI.

                              PERFORMANCE RESULTS

                                 CLASS A SHARES


                                                              VALUE OF          VALUE OF
                                                              INITIAL            CAPITAL           VALUE OF
                                                              $10,000             GAIN            REINVESTED       TOTAL
                        YEAR ENDED                           INVESTMENT       DISTRIBUTIONS       DIVIDENDS        VALUE
----------------------------------------------------------   ----------       -------------       ----------       ------
December 31, 1987.........................................       9,041               0                 653          9,694
December 31, 1988.........................................       9,327              82               1,415         10,824
December 31, 1989.........................................       9,310             389               2,175         11,874
December 31, 1990.........................................       9,256             387               2,978         12,621
December 31, 1991.........................................       9,650             616               3,977         14,243
December 31, 1992.........................................       9,793             839               4,947         15,579
December 31, 1993.........................................      10,313             996               6,404         17,713
December 31, 1994.........................................       9,112             880               6,570         16,562
December 31, 1995.........................................      10,125             978               8,337         19,440
December 31, 1996.........................................       9,749             941               9,050         19,740


EXPLANATORY NOTES:

The results in the table assume that income dividends and capital gain distributions were invested in additional shares. The results also assume that the initial investment in Class A shares was reduced by the current maximum applicable sales charge. No adjustment has been made for any income taxes, if any, payable by shareholders.

                             PERFORMANCE QUOTATIONS


All performance quotations are as of August 31, 1997.




                                                                                              TAX EQUIVALENT
                                                                                               30-DAY YIELD
                                                                                               TAX BRACKETS:       CURRENT
                                                                                              --------------     DISTRIBUTION
                                           1 YEAR     5 YEAR      10 YEAR     30-DAY YIELD     28%      31%          RATE
                                           ------     ------      -------     ------------     ----     ----     ------------
Class A with sales charge.................  2.59%      5.36%       7.41%          4.77%        6.63%    6.91%        4.84%
Class A without sales charge..............  7.75%      6.40%       7.97%
Class B with CDSC.........................  2.84%      5.25%(1)    7.52%(1)                                          4.24%
Class B without CDSC......................  6.84%      5.57%(1)    7.50%(1)       4.25%        5.90%    6.16%


---------------


(1) Class B share performance includes the performance of the Fund's Class A shares for periods prior to the inception of Class B shares on September 7, 1993. Sales charges, expenses and expense ratios, and therefore performance, for Class A and Class B shares differ. Class B share performance has been adjusted to reflect that Class B shares generally are subject to a CDSC (unless the performance quotation does not give effect to the CDSC) whereas Class A shares generally are subject to an initial sales charge. Class B share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
617-954-5000

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617)954-5000

CUSTODIAN AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: (800)-225-2606
Mailing Address:
P.O. Box 2281, Boston, MA 02107-9906

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110





MFS(R)
MUNICIPAL
BOND FUND

500 BOYLSTON STREET
BOSTON, MA 02116

[LOGO]                                                  MMB-13-1/97/500  17/217

[LOGO] M F S(SM)                                                  Annual Report
INVESTMENT MANAGEMENT                                           August 31, 1997

MFS(R) MUNICIPAL BOND FUND




[Graphic Omitted]

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
A Discussion with the Portfolio Manager ...................................  2
Portfolio Manager's Profile ...............................................  5
Fund Facts ................................................................  6
Performance Summary .......................................................  6
Portfolio Concentration ...................................................  8
Tax Form Summary ..........................................................  8
Portfolio of Investments ..................................................  9
Financial Statements ...................................................... 19
Notes to Financial Statements ............................................. 25
Independent Auditors' Report .............................................. 31
The MFS Family of Funds(R) ................................................ 32
Trustees and Officers ..................................................... 33

--------------------------------------------------------------------------------

   HIGHLIGHTS

   o FOR THE 12 MONTHS ENDED AUGUST 31, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 7.75%, WHILE CLASS B SHARES RETURNED 6.84%. (SEE PERFORMANCE SUMMARY FOR MORE INFORMATION.)

   o THE PAST YEAR HAS PROVIDED HEALTHY RETURNS FOR MUNICIPAL BOND INVESTORS, WITH YIELDS ON LONG-TERM, HIGH-GRADE MUNICIPALS DECLINING BY ABOUT 40 BASIS POINTS (0.40%) OVER THE PERIOD, WITH ABOUT HALF OF THIS DECLINE COMING OVER THE PAST SIX MONTHS.

   o THANKS TO SOUND BUDGETING PRACTICES AND A HEALTHY ECONOMY, MANY MUNICIPALITIES ARE IN THEIR STRONGEST FINANCIAL POSITIONS IN SEVERAL YEARS. THIS, ALONG WITH RELATIVELY LOW YIELDS AND THE GROWTH OF MUNICIPAL BOND INSURANCE, HAS LED TO INCREASINGLY NARROW YIELD DIFFERENTIALS AMONG BOND QUALITIES.

   o THE FUND IS SEEKING TO AVOID LARGE PORTFOLIO RESTRUCTURINGS FOR PURPOSES OF ANTICIPATING INTEREST-RATE CHANGES, WHILE PLACING INCREASED EMPHASIS ON THE PORTFOLIO'S STRUCTURAL CHARACTERISTICS AND OVERALL QUALITY.

--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN
[Photo of A. Keith Brodkin]

Dear Shareholders:
An unprecedented combination of generally positive factors has helped the U.S. economy enjoy a sustained period of relative stability and moderate growth in which thousands of new jobs have been created every month, inflation remains under control, and the investment climate -- at least until now -- has been favorable. For example, the increased use of technology and other productivity enhancements, as well as corporate restructuring and global competition, is improving companies' balance sheets and helping control inflation. Meanwhile, borrowing by corporations and governments continues to decline, while consumer confidence is increasing, although consumer debt levels are still uncomfortably high. While some lenders are beginning to tighten standards to address this problem, consumer debt and personal bankruptcies continue to rise. The rapid pace of growth seen in the first quarter slowed slightly in the second quarter, to an annual rate of 3.3%. While real (inflation-adjusted) growth could moderate further in the third quarter, we believe economic momentum will carry well into the first quarter of 1998. The money supply is increasing at a rapid rate, the housing and automobile markets are strengthening, and it now appears that Christmas sales could be quite good. Because economic growth continues to be impressive, markets are likely to begin focusing on the Federal Reserve Board's (the Fed's) willingness to raise interest rates.

In the fixed-income markets, we have been encouraged by the Fed's decision at its July meeting not to raise short-term interest rates. But we cannot rule out the possibility of future monetary tightening in the second half of the year if, as we now expect, the economy strengthens during the balance of 1997. Therefore, our risk/reward outlook for the fixed-income markets is neutral, and we believe that fixed-income investors should think in terms of earning the coupon income from their investments rather than seeking possible gains from price appreciation.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin
    --------------------------
    A. Keith Brodkin
    Chairman and President

September 15, 1997

A DISCUSSION WITH THE PORTFOLIO MANAGER


[Photo of Robert A. Dennis]

Robert A. Dennis

Generally, the past 12 months have provided healthy returns for municipal bond investors. Long-term, high-grade municipal yields declined by about 40 basis points (0.40%) over the period, with about half of this decline occurring over the past six months. However, these numbers fail to reflect the market's substantial volatility during the period as investors' perceptions changed frequently concerning the rate of economic growth, the outlook for inflation, and the prospects for Federal Reserve Board action. The range between March's high point in yields and July's low was about 70 basis points (0.70%).

For the 12 months ended August 31, 1997, Class A shares of the Fund provided a total return of 7.75%, while Class B shares returned 6.84%. These returns, which assume the reinvestment of distributions but exclude the effects of any sales charges, compare to a 9.27% return for the Lehman Brothers Municipal Bond Index, an unmanaged index of approximately 8,000 investment-grade, mostly long-term bonds. The Fund's 12-month returns compared unfavorably with the 8.83% average return for the General Municipal Bond fund category tracked by Lipper Analytical Services, Inc., an independent firm that reports mutual fund performance.

Q. WHAT DO YOU SEE AS SOME OF THE REASONS FOR THIS PERFORMANCE?
A. Contrary to the Fund's very favorable performance results achieved nearly every year since its inception (compared with the average return of its Lipper category) the results for the past 12 months have been disappointing. Most of the underperformance occurred during the last four months of 1996 when the Fund suffered from two significant miscalculations relative to the course of interest rates. The Fund is doing relatively better so far in 1997 as it seeks to avoid making major restructurings in anticipation of possible changes in interest rates and focuses on adding value through credit and sector analysis.

Q. IN GENERAL, HOW WOULD YOU DESCRIBE THE CURRENT MUNICIPAL MARKET?
A. For municipal credits, these have been the best of times. Reflecting the effects of sound budgeting practices and a uniformly healthy economy, municipal credits are in their strongest financial positions in many years. This, along with the relatively low absolute yield levels and the continued proliferation of municipal bond insurance, which now absorbs about half of the new-issue calendar, has led to a narrowing of yield spreads among qualities to historically low differentials. Over the past 12 months, the yield spread between 20-year bonds rated "AAA" by Standard & Poor's and those rated "BBB" has narrowed from 75 basis points (0.75%) to 40 basis points (0.40%).

   This significant narrowing of credit spreads has made it difficult to add value to the portfolios in the traditional manner; that is, through allocations among states, regions, and sectors. During this time of economic stability and strength, but unusual interest-rate volatility, high-grade municipals have become increasingly homogeneous, and portfolio performance has been largely determined by maturity differentials and structural bond differences.

Q. HOW HAS THE MUNICIPAL MARKET'S PERFORMANCE COMPARED WITH THAT OF THE TAXABLE MARKET?
A. This market performed well against the taxable market because demand from institutions and the retail market was consistent, while new-issue supply was only slightly higher than last year's level. Borrowing for new public-sector projects continued to be restrained, and interest rates were not low enough to spark a new wave of refinancings.

Q. WHAT CAN YOU TELL US ABOUT THE AVERAGE CREDIT QUALITY OF THE FUND?
A. With quality yield spreads historically narrow, we believe prime-quality bonds clearly offer the best values in the market. Accordingly, about two-thirds of the Fund's assets are invested in bonds rated "AAA" and "AA" by Standard & Poor's. Also, almost half of the Fund's assets are enhanced by bond insurance.

Q. WHAT ABOUT THE INCREASED USE OF BOND INSURANCE? HOW HAS IT AFFECTED THE MUNICIPAL MARKET AND HOW YOU MANAGE THE FUND?
A. The rise in bond insurance continues to be one of the most dramatic trends in the municipal market. This, plus the healthy condition of municipal credits and relatively low interest rates, has contributed to the continued narrowing of already very low yield spreads among qualities in this market. This means investors are generally not being adequately paid for buying lower-grade bonds, and that in today's environment of nearly uniform economic and financial health, it is that much harder to find unusual value among investment-grade municipal bonds.

Q. WHAT ABOUT CALL PROTECTION? WHAT PORTION OF THE FUND IS IN NONCALLABLE BONDS, AND WHY IS THIS IMPORTANT FOR INVESTORS?
A. Call protection is important, not just to help ensure the continuation of the income stream from bonds, but also to help provide favorable total return performance, particularly during periods of stable or declining interest-rate trends. The fact that the Fund has more than 40% of its assets in noncallable bonds is one of its most important characteristics.

Q. COULD YOU TALK ABOUT SOME OF THE LARGEST SECTORS IN THE FUND AND WHY YOU'RE FAVORING THEM?
A. The Fund's largest sector holdings are in general obligation and other tax-backed bonds, refunded bonds (escrowed in U.S. Treasury securities), and essential-service electric and gas revenue bonds. These are traditionally among the most secure and liquid sectors of municipal finance. At the same time, the Fund is geographically well diversified, with holdings in 26 states.

Q. IN YOUR LAST REPORT, YOU SAID YOU INTENDED TO MAKE THE FUND LESS VULNERABLE TO UNEXPECTED INTEREST-RATE MOVES. WHAT STEPS HAVE YOU TAKEN TO DO THIS?
A. As I mentioned, we are trying to avoid making major restructurings in anticipation of possible interest-rate changes, while placing increased emphasis on the portfolio's overall quality with the help of our experienced municipal research staff. We believe this expertise should prove more valuable in coming months as municipalities face new challenges, including coping with the effects of the new federal welfare reform law, other possible cuts in federal aid, and the deregulation of electric utilities.

Q. LOOKING AHEAD, WHAT POTENTIAL CHANGES DO YOU SEE IN THE GENERAL ECONOMIC OR POLITICAL ENVIRONMENT, AND HOW MIGHT THEY AFFECT THE FUND?
A. The most likely outlook is for a continuation of healthy, but not overheated, growth and relatively low inflation. However, the price for keeping the economy on a relatively even keel will be further volatility in interest rates. We are determined not to take what we believe to be unreasonable risks in trying to anticipate the trends in interest rates, but to add value for our shareholders through market analysis based on our long experience in portfolio management and credit analysis from our large and highly experienced research staff.

/s/ Robert A. Dennis
    -------------------------------
    Robert A. Dennis
    Portfolio Manager

--------------------------------------------------------------------------------

   PORTFOLIO MANAGER'S PROFILE

   ROBERT A. DENNIS IS A SENIOR VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(SM) AND HAS BEEN PORTFOLIO MANAGER OF MFS(R) MUNICIPAL BOND FUND SINCE 1984. MR. DENNIS JOINED MFS IN 1980 AND WAS NAMED ASSISTANT VICE PRESIDENT - INVESTMENTS IN 1981, VICE PRESIDENT - INVESTMENTS IN 1983, AND SENIOR VICE PRESIDENT IN 1986. HE IS A GRADUATE OF THE MASSACHUSETTS INSTITUTE OF TECHNOLOGY AND ITS SLOAN SCHOOL OF MANAGEMENT.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FUND FACTS

  OBJECTIVE:              THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE AS HIGH
                          A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME
                          TAXES AS IS CONSIDERED CONSISTENT WITH PRUDENT
                          INVESTING AND PROTECTION OF SHAREHOLDERS' CAPITAL.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:  CLASS A:  DECEMBER 16, 1976
                          CLASS B:  SEPTEMBER 7, 1993

  SIZE:                   $1.7 BILLION NET ASSETS AS OF AUGUST 31, 1997

--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

The information below and on the following page illustrates the historical performance of MFS Municipal Bond Fund - Class A shares in comparison to various market indicators. Class A share performance results reflect the deduction of the 4.75% maximum sales charge; benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown, based on the differences in charges and fees paid by shareholders investing in different classes. It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 5-year period ended August 31, 1997)

                        MFS             Lehman           Consumer
                     Municipal         Brothers           Price
                     Bond Fund         Municipal          Index -
                      Class A          Bond Index          U.S.
                     ----------        ----------         -------

8/92                  $ 9,500           $10,000           $10,000
8/93                  $10,800           $11,200           $10,300
8/94                  $10,700           $11,200           $10,600
8/95                  $11,500           $12,200           $10,900
8/96                  $12,100           $12,900           $11,200
8/97                  $12,984           $14,062           $11,405



GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended August 31, 1997)

                        MFS             Lehman           Consumer
                     Municipal         Brothers           Price
                     Bond Fund         Municipal          Index -
                      Class A          Bond Index          U.S.
                     ----------        ----------         -------

8/87                  $ 9,500           $10,000           $10,000
8/89                  $11,400           $11,900           $10,900
8/91                  $13,400           $14,100           $11,900
8/93                  $17,100           $17,600           $12,700
8/95                  $18,100           $19,200           $13,400
8/97                  $20,443           $22,060           $14,044



AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 1997

                                                       1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------------------------------------------------
MFS Municipal Bond Fund (Class A)
  including 4.75% sales charge (SEC results)           +2.59%              +4.86%              +5.36%              +7.41%
---------------------------------------------------------------------------------------------------------------------------
MFS Municipal Bond Fund (Class A)
  at net asset value                                   +7.75%              +6.57%              +6.40%              +7.93%
---------------------------------------------------------------------------------------------------------------------------
MFS Municipal Bond Fund (Class B)
  with CDSC (SEC results)                              +2.84%              +4.71%              +5.25%              +7.52%
---------------------------------------------------------------------------------------------------------------------------
MFS Municipal Bond Fund (Class B)
  at net asset value                                   +6.84%              +5.61%              +5.57%              +7.52%
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index*                  +9.27%              +7.77%              +7.06%              +8.23%
---------------------------------------------------------------------------------------------------------------------------
Average general municipal debt fund**                  +8.83%              +6.99%              +6.45%              +7.81%
---------------------------------------------------------------------------------------------------------------------------
Consumer Price Index+*                                 +2.19%              +2.55%              +2.66%              +3.45%
---------------------------------------------------------------------------------------------------------------------------

 * Source: CDA/Wiesenberger.
** Source: Lipper Analytical Services, Inc.
 + The Consumer Price Index is published by the U.S. Bureau of Labor Statistics and measures the cost of living (inflation).

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A share SEC results include the maximum 4.75% sales charge. Class B share SEC results reflect the applicable contingent deferred sales charge
(CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%.

Class B share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B shares. Because operating expenses attributable to Class B shares are higher than those of Class A shares, Class B share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B share SEC performance has been adjusted to reflect the CDSC generally applicable to Class B shares rather than the initial sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

PORTFOLIO CONCENTRATION AS OF AUGUST 31, 1997

QUALITY RATINGS

"AAA"                58.7%
"AA"                  9.0%
"A"                   9.9%
"BBB"                15.4%
Cash and Equivalents  7.0%

--------------------------------------------------------------------------------

   TAX FORM SUMMARY

   IN JANUARY 1998, SHAREHOLDERS WILL BE MAILED A TAX FORM SUMMARY REPORTING THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 1997.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS - August 31, 1997

Municipal Bonds - 94.1%
---------------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                         (000 OMITTED)               VALUE
---------------------------------------------------------------------------------------------------------
General Obligations - 13.1%
  Chicago, IL, 5.25s, 2027                                           $ 6,000        $  5,741,160
  Chicago, IL, Board of Education, MBIA, 6.25s, 2012                   2,500           2,795,875
  Clark County, NV, Las Vegas Convention and Visitors
    Authority, MBIA, 5.5s, 2021                                        3,570           3,537,120
  Clark County, NV, School District, MBIA, 7s, 2010                    4,000           4,733,440
  Commonwealth of Massachusetts, 7s, 2007                              1,285           1,425,489
  Commonwealth of Massachusetts, 6.5s, 2008                            6,400           7,283,840
  Commonwealth of Massachusetts, FGIC, 7s, 2009                        7,000           8,312,010
  Commonwealth of Massachusetts, 5s, 2013                             10,000           9,674,300
  Commonwealth of Massachusetts, 5.125s, 2013                         10,000           9,809,000
  Commonwealth of Massachusetts, 5s, 2014                             10,500          10,088,190
  Commonwealth of Massachusetts, 5.125s, 2015                          6,000           5,816,100
  Detroit, MI, 6.25s, 2009                                             5,235           5,553,550
  Detroit/Wayne County, MI, Stadium, 5.5s, 2017                        6,000           6,032,580
  District of Columbia, MBIA, 6.5s, 2010                               6,000           6,723,900
  Florida Board of Education, Capital Outlay, 9.125s, 2014             1,735           2,472,913
  Florida Board of Education, Capital Outlay, 5.25s, 2022              7,905           7,670,538
  Lewisville, TX, Independent School District, 5s, 2018                8,500           8,045,250
  New York City, NY, 7.5s, 2002                                       12,500          13,852,000
  New York City, NY, 7.5s, 2006                                        5,000           5,612,500
  New York City, NY, 7.65s, 2006                                         295             330,126
  New York City, NY, 7.5s, 2007                                       15,500          17,254,290
  New York City, NY, 7.5s, 2008                                       10,000          11,131,800
  New York City, NY, 7.7s, 2009                                          320             358,729
  New York City, NY, 5.75s, 2013                                       8,500           8,644,755
  New York City, NY, 5.75s, 2014                                       9,500           9,606,210
  New York City, NY, 5.75s, 2015                                      11,085          11,208,930
  State of California, 5.25s, 2011                                     5,250           5,292,262
  State of California, 5.5s, 2013###                                   5,000           5,163,100
  State of Florida, Broward County Expressway Authority, 10s, 2014     4,350           6,595,122
  State of Washington, 6.75s, 2010                                     3,880           4,544,295
  State of Washington, 6s, 2012                                        4,360           4,790,681
  Virginia Public School Authority, School Financing,
    5.125s, 2017                                                      17,980          17,637,481
                                                                                  --------------
                                                                                  $  227,737,536
---------------------------------------------------------------------------------------------------------
State and Local Appropriation - 27.3%
  California Public Works Board, Lease Rev.
    (Department of Corrections), AMBAC, 5.25s, 2013                  $ 6,795        $  6,852,622
  California Public Works Board, Lease Rev.
    (University of California), 5.5s, 2014                             4,500           4,558,005
  Chicago, IL, Board of Education Lease Certificates,
    MBIA, 6.25s, 2009                                                  5,160           5,738,797
  Chicago, IL, Board of Education Lease Certificates,
    MBIA, 6.25s, 2015                                                 27,295          30,305,912
  Indiana Office Building Community Capital Complex
    Rev., 6.9s, 2011                                                   9,500          11,189,575
  King County, IL, Washington Lease Rev. (King Street
    Center), MBIA, 5.125s, 2017                                        6,975           6,644,943
  King County, IL, Washington Lease Rev. (King Street
    Center), MBIA, 5.25s, 2026                                         6,000           5,726,580
  Los Angeles County, CA, Public Works Rev. (Multiple
    Capital Facilities), AMBAC, 5.125s, 2017                           8,500           8,182,695
  Massachusetts Bay Transportation Authority, 6.1s, 2013              10,200          11,166,960
  Massachusetts Bay Transportation Authority, 5.875s, 2015             4,500           4,792,320
  Massachusetts Bay Transportation Authority, 7s, 2021                19,185          23,395,340
  Massachusetts Bay Transportation Authority, 5s, 2023                17,970          16,677,058
  Massachusetts Bay Transportation Authority, 5.25s, 2026              5,000           4,800,950
  Massachusetts Bay Transportation Authority, 5s, 2027                29,045          26,821,315
  Metropolitan Government of Nashville & Davidson
    Counties, TN, 7s, 2011                                             5,280           5,768,611
  Metropolitan Transportation Authority, NY, Commuter,
    5.5s, 2011                                                         3,430           3,515,476
  Metropolitan Transportation Authority, NY, Commuter,
    5.125s, 2024                                                       4,000           3,823,360
  Metropolitan Transportation Authority, NY, Service
    Contract, 7.4s, 2001                                               4,075           4,437,390
  Metropolitan Transportation Authority, NY, Service
    Contract, 7.375s, 2008                                             5,000           5,884,800
  Metropolitan Transportation Authority, NY, Service
    Contract, 5.75s, 2013                                              5,600           5,811,400
  New York Dormitory Authority Rev. (State
    University), 5.25s, 2010                                           9,390           9,317,321
  New York Dormitory Authority Rev. (City University),
    7s, 2009                                                          13,765          15,888,114
  New York Dormitory Authority Rev. (City University),
    7.5s, 2010                                                        15,650          18,771,079
  New York Dormitory Authority Rev. (City University),
    5.75s, 2013                                                       25,150          26,181,150
  New York Dormitory Authority Rev. (City University),
    5.75s, 2013                                                        5,000           5,205,000
  New York Dormitory Authority Rev. (City University),
    AMBAC, 5.5s, 2016                                                  4,000           4,010,840
  New York Dormitory Authority Rev. (Mental Health
    Services Facilities), 6s, 2007                                     1,500           1,602,915
  New York Dormitory Authority Rev. (Mental Health
    Services Facilities), 5.75s, 2010                                  2,000           2,042,880
  New York Dormitory Authority Rev. (Mental Health
    Services Facilities), 5.5s, 2017                                   3,250           3,191,728
  New York Dormitory Authority Rev. (State
    University), 7.375s, 2010                                         16,100          19,071,094
  New York Dormitory Authority Rev. (State
    University), 5.5s, 2013                                            7,875           7,980,446
  New York Medical Care Facilities Finance Agency
    (Mental Health Services), 8.875s, 2007                             1,725           1,791,102
  New York Medical Care Facilities Finance Agency
    (Mental Health Services), 7.875s, 2020                             1,485           1,626,684
  New York Urban Development Corp., FSA, 5.5s, 2014                    4,525           4,597,174
  New York Urban Development Corp., 5.5s, 2015                        16,200          16,017,750
  New York Urban Development Corp., 5.5s, 2016                        14,690          14,897,863
  New York Urban Development Corp., MBIA, 5.5s, 2019                   3,500           3,501,015
  New York Urban Development Corp. (Correctional
    Facilities), 5.5s, 2014                                            5,000           5,036,300
  New York Urban Development Corp. (Correctional
    Facilities), 5.375s, 2015                                         10,000           9,815,300
  Orange County, FL, School Board Certificates, MBIA,
    5.375s, 2017                                                      22,000          21,772,300
  Philadelphia, PA, Municipal Authority, MBIA, 5.4s, 2017              5,000           4,993,550
  Rhode Island Convention Center Authority, MBIA, 5.25s, 2015         20,870          20,581,785
  Rhode Island Convention Center Authority, MBIA, 5s, 2023            20,360          18,783,118
  San Bernardino, CA, Joint Powers Financing Authority
    Lease Rev. (California Dept. of Transportation), 5.5s, 2014       10,000          10,064,400
  San Bernardino, CA, Joint Powers Financing Authority
    Lease Rev. (California Dept. of Transportation), 5.5s, 2020        4,000           3,942,960
  Triborough Bridge & Tunnel Authority, 7.25s, 2010                   22,905          26,472,225
                                                                                  --------------
                                                                                  $  473,250,202
-----------------------------------------------------------------------------------------------------
Refunded and Special Obligations - 18.1%
  Alameda County, CA, Certificates of Participation,
    BIGI, 7.25s, 2011+                                               $ 4,560        $  5,064,017
  Alameda County, CA, Certificates of Participation,
    BIGI, 7.25s, 2012+                                                 4,770           5,297,228
  Alameda County, CA, Certificates of Participation,
    BIGI, 7.25s, 2013                                                  4,990           5,541,544
  Alameda County, CA, Certificates of Participation,
    BIGI, 7.25s, 2000                                                  3,775           4,192,251
  Austin, TX, Utility Systems Rev., 10.75s, 2000                       2,615           3,043,520
  Chicago, IL, Public Building Commission Mortgage
    Rev., ETM, MBIA, 7.125s, 2015                                      6,590           7,122,670
  Clark County, NV, School District, MBIA, 7s, 2001                   10,050          11,045,151
  Commonwealth of Massachusetts, 6.875s, 2001                          4,825           5,340,503
  Commonwealth of Massachusetts, Consolidated Loan,
    7s, 2007                                                         $ 3,305        $  3,666,336
  Florida Board of Education, Capital Outlay, ETM,
    9.125s, 2014                                                         265             375,471
  Indianapolis, IN, Local Public Improvement Rev.,
    7.4s, 2020                                                         3,710           4,078,329
  Maryland Health & Higher Education Facilities
    Authority Rev. (University of Maryland Medical
    System), FGIC, 7s, 2017                                            7,945           8,828,563
  Massachusetts Port Authority Rev., ETM, 13s, 2013                    3,500           5,968,690
  Massachusetts Water Resources Authority, 7.625s, 2000               10,760          11,857,305
  Massachusetts Water Resources Authority, 7.5s, 2000                 15,850          17,418,516
  Michigan Hospital Finance Authority Rev.
    (Oakwood Hospital), FGIC, 7.2s, 2015                              10,000          10,975,500
  Michigan Municipal Bond Authority Rev. (Wayne
    County), FGIC, 7s, 2000                                           10,000          10,909,200
  Missouri Regional Convention & Sports Complex
    Authority, 6.8s, 2003                                              8,950          10,062,932
  Missouri Regional Convention & Sports Complex
    Authority, 6.9s, 2003                                             21,520          24,307,701
  New York Medical Care Facilities Finance Agency
    (Mental Health Services), 7.875s, 2000                             8,125           9,076,031
  New York Urban Development Corp. (Correctional
    Facilities), 7.625s, 2001                                          7,570           8,472,798
  New York Urban Development Corp. (Correctional
    Facilities), 7.375s, 2002                                          4,000           4,529,920
  New York City, NY, 7.65s, 2006                                       4,705           5,369,675
  New York City, NY, 7.7s, 2009                                        3,680           4,207,160
  New York City, NY, 8s, 2001                                          2,475           2,835,484
  Pennsylvania Convention Center Authority Rev., FGIC,
    6.7s, 2016                                                        51,195          60,121,872
  Philadelphia, PA, Municipal Authority Rev. (Justice
    Lease), FGIC, 7.1s, 2001                                           6,000           6,726,420
  Philadelphia, PA, Municipal Authority Rev. (Justice
    Lease), FGIC, MBIA, 7.125s, 2001                                   4,500           5,049,090
  Philadelphia, PA, School District, MBIA, MBIA, 7s, 2005              9,440          10,392,024
  Santa Clara County, CA, Certificates of
    Participation (American Baptist Homes West), 8s, 1998              5,200           5,411,328
  State of Florida, Jacksonville Transportation
    Authority, ETM, 9.2s, 2015                                         2,000           2,795,480
  Washington Public Power Supply System Rev.,
    (Nuclear Proj. #2), 7.375s, 2000                                  20,000          21,972,400
  Washington Public Power Supply System Rev.,
    (Nuclear Proj. #2), 7.625s, 2001                                  10,815          12,086,952
                                                                                  --------------
                                                                                  $  314,142,061
---------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 1.9%
  Connecticut Airport Rev. (Bradley International
    Airport), FGIC, 7.65s, 2012                                      $ 5,000        $  5,830,000
  Denver, CO, City and County Airport Rev., MBIA,
    5.6s, 2020                                                        15,780          15,819,608
  Massachusetts Port Authority Rev., 5.125s, 2020                      3,290           3,155,209
  Port of Seattle, WA, FGIC, 5.5s, 2022                                8,250           8,194,807
                                                                                  --------------
                                                                                   $  32,999,624
---------------------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 15.4%
  Austin, TX, Utility Systems Rev., AMBAC, 6.75s, 2012 (++)          $ 2,500        $  2,785,475
  Georgia Municipal Electric Authority Rev., FGIC,
    5.5s, 2020                                                         5,045           5,090,153
  Georgia Municipal Electric Authority Rev., MBIA,
    5.5s, 2020                                                        22,190          22,388,600
  Georgia Municipal Electric Authority, Proj.
    One Subordinated, AMBAC, 5.125s, 2020(++)                         11,500          10,863,475
  Georgia Municipal Electric Authority, Special
    Obligation, AMBAC, 6.5s, 2017                                      8,510           9,701,740
  Intermountain Power Agency, UT, Power Supply Rev.,
    6.15s, 2014##                                                     44,600          47,142,200
  Intermountain Power Agency, UT, Power Supply Rev.,
    MBIA, 6s, 2016                                                    10,000          10,465,200
  Intermountain Power Agency, UT, Power Supply Rev.,
    AMBAC, 6s, 2021                                                    9,000           9,359,460
  Intermountain Power Agency, UT, Power Supply Rev.,
    MBIA, 5.7s, 2017                                                  12,000          12,158,160
  Massachusetts Municipal Wholesale Electric Co.,
    MBIA, 6.75s, 2017                                                  6,030           6,607,975
  Mercer County, ND, Pollution Control Rev. (Antelope
    Valley Station), AMBAC, 7.2s, 2013                                 4,000           4,840,440
  Michigan Strategic Fund, Limited Obligation Rev.
    (Detroit Edison), MBIA, 7s, 2008                                   3,000           3,544,080
  North Carolina Eastern Municipal Power, MBIA, 5.7s, 2013             7,000           7,250,950
  North Carolina Eastern Municipal Power, MBIA, 5.625s, 2014           7,735           7,929,999
  North Carolina Eastern Municipal Power, MBIA, 6.5s, 2018             9,250          10,533,438
  North Carolina Municipal Power, MBIA, 5.125s, 2017(++)               5,000           4,766,150
  Northern California Transmission Agency, MBIA, 7s, 2013              4,000           4,773,800
  Piedmont, SC, Municipal Power Agency, Electric Rev.,
    FGIC, 6.25s, 2021                                                  4,150           4,603,263
  Piedmont, SC, Municipal Power Agency, Electric Rev.,
    MBIA, 5.375s, 2025                                                10,000           9,866,700
  Southern California Public Power Authority Rev. (San
    Juan Unit Power), MBIA, 5.25s, 2014                               14,940          14,806,885
  Washington Public Power Supply System Rev., MBIA,
    5.75s, 2011                                                        7,500           7,765,275
  Washington Public Power Supply System Rev.
    (Nuclear Proj. #1), MBIA, 5.75s, 2010                             13,100          13,618,105
  Washington Public Power Supply System Rev.
    (Nuclear Proj. #2), MBIA, 5.625s, 2010                            10,000          10,285,000
  Washington Public Power Supply System Rev.
    (Nuclear Proj. #2), MBIA, 5.7s, 2012                              15,000          15,332,850
  Washington Public Power Supply System Rev.
    (Nuclear Proj. #3), 7.125s, 2016                                   5,145           6,117,457
  Washington Public Power Supply System Rev.
    (Nuclear Proj. #3), FGIC, 0s, 2005                                 6,895           4,697,839
                                                                                  --------------
                                                                                  $  267,294,669
---------------------------------------------------------------------------------------------------------
Health Care Revenue - 3.3%
  Cuyahoga County, OH, Hospital Rev. (Cleveland
    Clinic), 8s, 2015                                                $ 8,550        $  8,751,182
  Michigan Hospital Finance Authority Rev. (Henry
    Ford), 5.25s, 2020                                                18,450          17,848,345
  Michigan Hospital Finance Authority Rev. (Hospital
    Henry Ford Health), 5.25s, 2025                                   21,465          20,612,410
  Michigan Hospital Finance Authority Rev. (Mercy
    Health Services), 5.625s, 2016                                     8,375           8,440,409
  Pennsylvania Higher Education Facilities, Health
    Services Rev. (University of Pennsylvania), 5.75s, 2022            2,015           2,049,980
                                                                                   -------------
                                                                                   $  57,702,326
---------------------------------------------------------------------------------------------------------
Insured Health Care Revenue - 4.9%
  Davenport, IA, Hospital Rev. (St. Luke's Hospital),
    AMBAC, 7.4s, 2020                                                $ 2,715        $  2,951,911
  District of Columbia Hospital Rev. (Medlantic
    Healthcare), MBIA, 5.25s, 2019                                     6,750           6,436,733
  Illinois Educational Facilities Authority Rev.,
    MBIA, 5.7s, 2011                                                   4,500           4,656,060
  Illinois Educational Facilities Authority Rev.
    (Loyola University Health Systems), MBIA, 5s, 2024                 6,675           6,174,442
  Lorain County, OH, Hospital Rev. (Catholic
    Healthcare Partners), MBIA, 5.625s, 2013                           4,775           4,846,052
  Massachusetts Health & Education Facilities
    Authority (University Hospital), MBIA, 7.25s, 2019                 4,500           4,900,050
  Michigan Hospital Finance Authority Rev. (Sisters of
    Mercy Hospital), MBIA, 5.375s, 2014                                9,000           9,073,350
  New York Dormitory Authority Rev. (Montefiore Medical
    Center), AMBAC, 5.25s, 2015                                       13,000          12,836,980
  Peninsula Ports Authority, VA, Hospital Facilities
    Rev. (Wittaker Memorial), FHA, 8.7s, 2023                          1,595           1,650,809
  Rhode Island Health & Education Building, Hospital
    Financing, (Lifespan), MBIA, 5.25s, 2026                           2,155           2,071,795
  Sayre, PA, Health Care Facilities Authority Rev.
    (Guthrie Healthcare Systems), AMBAC, 7s, 2011                      6,000           6,553,800
  Tarrant County, TX, Health Facilities Development
    Corp. (Fort Worth Osteopathic), MBIA, 6s, 2021                     6,000           6,469,980
  Utah County, UT, Hospital Rev., IHC Health Services,
    Inc., 5.25s, 2026                                                  6,930           6,547,048
  Washington County, PA, Hospital Authority Rev.
    (Washington Hospital), AMBAC, 7.15s, 2017                          9,000           9,736,470
                                                                                   -------------
                                                                                   $  84,905,480
---------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.2%
  Colorado Housing Finance Authority, FHA, 8.3s, 2023                $ 4,000        $  4,281,120
---------------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 2.0%
  Illinois Dedicated Tax Rev. (Civic Center), AMBAC,
    6.25s, 2011                                                      $ 3,640        $  4,056,015
  Illinois Sales Tax Rev., 6.5s, 2022                                  5,000           5,694,900
  Illinois Sales Tax Rev. (Public Improvement), 0s, 2009               8,965           4,829,625
  Metropolitan Atlanta, GA, Rapid Transit Authority, 6.25s, 2018       4,580           5,063,190
  Rhode Island Depositors Economic Protection Corp.,
    FSA, 5.75s, 2014                                                  14,800          15,518,244
                                                                                   -------------
                                                                                   $  35,161,974
---------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.7%
  Northeast Maryland Waste Disposal Authority,
    (Southwest County Resource Recovery), MBIA, 7.2s, 2005           $ 3,000       $   3,445,170
  Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5.5s, 2017              5,000           5,006,500
  York County, PA, Industrial Development Rev., 8.2s, 2014             4,250           4,414,348
                                                                                   -------------
                                                                                   $  12,866,018
---------------------------------------------------------------------------------------------------------
Special Assesment District - 0.4%
  Chico, CA, Public Finance Authority Rev. (Southeast
    Chico Redevelopment), FGIC, 6.625s, 2021                         $ 6,435        $  6,850,830
---------------------------------------------------------------------------------------------------------
Turnpike Revenue - 2.0%
  New Jersey Transportation Trust Fund Authority,
    Transportation Systems, 5.25s, 2015                              $ 5,000        $  4,959,050
  New Jersey Transportation Trust Fund Authority,
    Transportation Systems, 5.25s, 2016                               10,000           9,915,800
  New York Thruway Authority General Rev., 5.5s, 2015                 10,340          10,483,002
  New York Thruway Authority General Rev., 5.25s, 2021                 9,000           8,786,790
                                                                                   -------------
                                                                                   $  34,144,642
---------------------------------------------------------------------------------------------------------

Universities - 2.3%
  Massachusetts Health & Education Facilities (Harvard
    University), 6.25s, 2020                                        $ 32,200       $  36,295,196
  Texas A & M University (Permanent University Fund),
    0s, 2007                                                           6,695           4,152,507
                                                                                   -------------
                                                                                   $  40,447,703
---------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 1.8%
  Detroit, MI, Sewage Disposal Rev., MBIA, 5s, 2022                  $12,750       $  11,940,885
  East Bay, CA, Municipal Utility District, Water
    Systems Rev., MBIA, 5s, 2014                                       7,900           7,654,152
  Houston Texas Water & Sewer Systems Rev., FGIC,
    5.375s, 2027                                                      11,000          10,783,630
                                                                                   -------------
                                                                                   $  30,378,667
---------------------------------------------------------------------------------------------------------
Other - 0.7%
  Los Angeles County, CA, Public Works Rev., MBIA,
    5.25s, 2014                                                      $ 6,660        $  6,599,865
  Orange County, CA, California Recovery Certificates,
    MBIA, 6s, 2026                                                     5,000           5,249,351
                                                                                   -------------
                                                                                   $  11,849,216
---------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,508,308,799)                           $1,634,012,068
---------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 7.8%
---------------------------------------------------------------------------------------------------------
  Allegheny County, PA, Hospital Development Authority
    Rev. Presbyterian, due 09/04/97                                  $ 4,500        $  4,500,000
  Allegheny County, PA, Hospital Development Authority
    Rev. Presbyterian, due 09/04/97                                    1,000           1,000,000
  Burke County, GA, Development Authority, Pollution
    Control Rev. (Georgia Power), due 09/02/97                         3,100           3,100,000
  California Pollution Control Financing Authority,
    Control Rev. Shell Oil, due 09/02/97                             $ 2,500          $2,500,000
  California Statewide Community Development (Sutter
    Health), due 09/02/97                                              2,300           2,300,000
  Charleston County, SC, Industrial Rev. Massey Coal,
    due 09/02/97                                                         100             100,000
  Commonwealth of Massachusetts, due 09/02/97                            910             910,000
  Dade County, FL, Health Facility Hospital Rev.
    (Miami Childrens Hospital), due 09/03/97                           4,500           4,500,000
  Dade County, FL, Industrial Development Authority,
    Pollution Control Rev., due 09/02/97                               3,000           3,000,000
  Delaware County, PA, Industrial Development
    Authority (United Parcel Service), due 09/02/97                    1,800           1,800,000
  East Baton Rouge, LA, Parish, Pollution Control Rev.
    Exxon, due 09/02/97                                                  500             500,000
  Georgia Hospital Financing Authority Rev. (Hospital
    Loan Program), due 09/02/97                                          100             100,000
  Harris County, TX, Health Facilities Hospital
    (Memorial Hospital), due 09/03/97                                  1,300           1,300,000
  Harris County, TX, Health Facilities Hospital
    (Methodist Hospital), due 09/02/97                                   900             900,000
  Harris County, TX, Health Facilities Hospital (St.
    Lukes Episcopal), due 09/02/97                                     7,000           7,000,000
  Harris County, TX, Health Facility Development,
    Development Corp. Special Facilities Rev., due 09/02/97            3,100           3,100,000
  Harris County, TX, Hospital Rev. (Methodist
    Hospital), due 09/02/97                                            8,500           8,500,000
  Harris County, TX, Industrial Development Corp.,
    Pollution Control Rev., Control Rev., due 09/02/97                 3,000           3,000,000
  Jackson County, MS, Pollution Control Rev. (Chevron
    USA, Inc.), due 09/02/97                                           1,700           1,700,000
  Jacksonville, FL, Pollution Control Rev. Power &
    Light, due 09/02/97                                                  500             500,000
  Kansas City, MO, Industrial Development Hospital,
    due 09/02/97                                                       1,500           1,500,000
  Kansas City, MO, Industrial Development Hospital,
    due 09/02/97                                                         100             100,000
  Kansas City, MO, Industrial Development Hospital,
    Variable Insured Research Health Services Systems,
    due 09/02/97                                                       5,150           5,150,000
  Lincoln County, WY, Pollution Control Rev. Exxon,
    due 09/02/97                                                       1,300           1,300,000
  Lincoln County, WY, Pollution Control Rev., Exxon,
    due 09/02/97                                                       1,400           1,400,000
  Lubbock, TX, Health Facilities Development Corp.
    Rev. St. Joseph Health System, due 09/02/97                          800             800,000
  Lynchburg, VA, Industrial Development Authority,
    due 09/03/97                                                       7,700           7,700,000
  Maricopa County, AZ, Industrial Development
    Authority Samaritan Health Services Hospital, due 09/02/97           100             100,000
  Municipal Assistance Corp., NY, due 07/01/08                        17,300          17,300,000
  New York, NY, Municipal Water Finance Authority,
    due 09/02/97                                                       1,500           1,500,000
  Peninsula Ports Authority, VA, Shell Oil, due 09/02/97               1,700           1,700,000
  Perry County, MS, Pollution Control Rev. Leaf River
    Forest, due 09/02/97                                               3,400           3,400,000
  Phenix City, AL, Environmental Improvement Rev.,
    due 09/02/97                                                       1,000           1,000,000
  Pinellas County, FL, Health Facility Authority, due
    09/02/97                                                           6,100           6,100,000
  St. Lucie County, FL, Pollution Control Rev. Power &
    Light, due 09/02/97                                                  400             400,000
  State of Oregon, due 09/03/97                                        9,800           9,800,000
  Triborough Bridge & Tunnel Authority, NY, Variable,
    due 09/03/97                                                       3,100           3,100,000
  Uinta County, WY, Pollution Control Rev. (Chevron),
    due 09/02/97                                                       2,900           2,900,000
  Uinta County, WY, Pollution Control Rev. (Chevron),
    Pollution Control Rev. Chevron, due 09/02/97                       1,150           1,150,000
  Vermont Educational & Health Buildings Agency,
    Capital Asset Financing Program, due 06/01/22                      3,090           3,090,000
  Vermont Educational & Health Buildings Agency,
    Capital Asset Financing Program, due 06/01/27                     15,645          15,645,000
---------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                            $    135,445,000
---------------------------------------------------------------------------------------------------------
Non-Floating Rate Demand Notes
---------------------------------------------------------------------------------------------------------
  New York City, NY, Municipal Water Finance
    Authority, due 09/02/97, at Identified Cost                     $    175    $        175,000
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,643,928,799)                             $  1,769,632,068
Other Assets, Less Liabilities - (1.9)%                                              (33,398,707)
---------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                             $  1,736,233,361
---------------------------------------------------------------------------------------------------------

(++)When-issued security. At August 31, 1997, the Fund had sufficient cash and/or securities at least equal to the value of the when-issued security. +Restricted security.
  ##SEC Rule 144A restriction.
 ###Security segregated as collateral for an open futures contract.

See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
AUGUST 31, 1997
--------------------------------------------------------------------------------
Assets:
 Investments, at value (identified cost, $1,643,928,799)     $1,769,632,068
 Cash                                                                17,757
 Receivable for daily variation margin on open futures
  contracts                                                         244,733
 Receivable for Fund shares sold                                    544,710
 Receivable for investments sold                                 36,059,024
 Interest receivable                                             22,136,850
 Other assets                                                        16,219
                                                             --------------
  Total assets                                               $1,828,651,361
                                                             --------------
Liabilities:
 Distributions payable                                       $    3,145,788
 Payable for Fund shares reacquired                              47,490,001
 Payable for investments purchased                               22,770,543
 Payable for when-issued investments purchased                   18,575,621
 Payable to affiliates -
  Management fee                                                     57,527
  Shareholder servicing agent fee                                    18,429
  Distribution and service fee                                       14,551
  Administrative fee                                                  1,977
 Accrued expenses and other liabilities                             343,563
                                                             ---------------
  Total liabilities                                          $   92,418,000
                                                             --------------
Net assets                                                   $1,736,233,361
                                                             ==============
Net assets consist of:
 Paid-in capital                                             $1,582,282,968
 Unrealized appreciation on investments                         125,758,180
 Accumulated undistributed net realized gain on
  investments                                                    24,880,947
 Accumulated net investment income                                3,311,266
                                                             --------------
  Total                                                      $1,736,233,361
                                                             ==============
Shares of beneficial interest outstanding                       157,932,054
                                                                ===========

Class A shares:
 Net asset value per share
  (net assets of $1,660,375,045 / 151,027,931 shares of
  beneficial interest outstanding)                                   $10.99
                                                                     ======
 Offering price per share (100 / 95.25)                              $11.54
                                                                     ======

Class B shares:
 Net asset value and offering price per share
  (net assets of $75,858,316 / 6,904,123 shares of
  beneficial interest outstanding)                                   $10.99
                                                                     ======
On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statement of Operations
-------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 1997
-------------------------------------------------------------------------------

Net investment income:
  Interest income                                              $ 107,440,862
                                                               -------------
  Expenses -
    Management fee                                             $   7,363,899
    Trustees' compensation                                            82,080
    Shareholder servicing agent fee                                1,549,277
    Shareholder servicing agent fee (Class A)                        706,578
    Shareholder servicing agent fee (Class B)                         53,868
    Distribution and service fee (Class B)                           605,681
    Administrative fee                                               124,924
    Custodian fee                                                    448,715
    Postage                                                           90,589
    Printing                                                          76,602
    Auditing fees                                                     54,155
    Legal fees                                                        13,116
    Miscellaneous                                                    522,422
                                                               -------------
      Total expenses                                           $  11,691,906
    Fees paid indirectly                                            (357,434)
                                                               -------------
      Net expenses                                             $  11,334,472
                                                               -------------
        Net investment income                                  $  96,106,390
                                                               -------------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                    $  52,199,616
    Futures contracts                                            (21,341,499)
                                                               -------------
      Net realized gain on investments                         $  30,858,117
                                                               -------------
  Change in unrealized appreciation (depreciation) -
    Investments                                                $  14,841,970
    Futures contracts                                             (1,733,527)
                                                               -------------
      Net unrealized gain on investments                       $  13,108,443
                                                               -------------
        Net realized and unrealized gain on investments        $  43,966,560
                                                               -------------
          Increase in net assets from operations               $ 140,072,950
                                                               =============
See notes to financial statements

Statement of Changes in Net Assets

------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                       1997                      1996
------------------------------------------------------------------------------------------

Increase (decrease) in net assets:
From operations -
 From net investment income                            $    96,106,390     $   105,338,973
 Net realized gain on investments                           30,858,117          24,385,079
 Net unrealized gain (loss) on investments                  13,108,443         (33,508,051)
                                                       ---------------     ---------------
  Increase in net assets from operations               $   140,072,950     $    96,216,001
                                                       ---------------     ---------------
Distributions declared to shareholders -
 From net investment income (Class A)                  $   (92,663,173)    $  (101,464,492)
 From net investment income (Class B)                       (3,251,831)         (2,800,303)
                                                       ---------------     ---------------
  Total distributions declared to shareholders         $   (95,915,004)    $  (104,264,795)
                                                       ---------------     ---------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                      $ 2,033,525,620     $ 1,980,944,467
 Net asset value of shares issued to shareholders in
  reinvestment of distributions                             59,510,183          60,332,570
 Cost of shares reacquired                              (2,269,551,169)     (2,169,208,109)
                                                       ---------------     ---------------
  Decrease in net assets from Fund share transactions  $  (176,515,366)    $  (127,931,072)
                                                       ---------------     ---------------
    Total decrease in net assets                       $  (132,357,420)    $  (135,979,866)

Net assets:
 At beginning of period                                  1,868,590,781       2,004,570,647
                                                       ---------------     ---------------

At end of period (including accumulated distributions
 in excess of net investment income of $3,311,266
 and ($1,216,893), respectively)                       $ 1,736,233,361     $ 1,868,590,781
                                                       ===============     ===============

See notes to financial statements

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     TEN MONTHS                   YEAR ENDED
                                                 YEAR ENDED AUGUST 31,                 ENDED                     OCTOBER 31,
                                         ---------------------------------------     AUGUST 31,      -----------------------
                                           1997           1996           1995           1994           1993          1992
-----------------------------------------------------------------------------------------------------------------------------------
                                       CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of
 period                                $    10.75     $    10.83     $    10.68     $    11.64     $    10.73     $    10.80
                                       ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations# -
 Net investment income                 $     0.57     $     0.59     $     0.60     $     0.51     $     0.61     $     0.66
 Net realized and unrealized gain
  (loss) on investments                      0.24          (0.09)          0.15          (0.77)          1.14           0.09
                                       ----------     ----------     ----------     ----------     ----------     ----------
Total from investment
 operations                            $     0.81     $     0.50     $     0.75     $    (0.26)    $     1.75     $     0.75
                                       ----------     ----------     ----------     ----------     ----------     ----------

Less distributions declared to shareholders -
 From net investment income            $    (0.57)    $    (0.58)    $    (0.60)    $    (0.47)    $    (0.66)    $    (0.66)
 From net realized gain on
  investments                                --             --             --            (0.16)         (0.15)         (0.16)
 In excess of net investment
  income                                     --             --             --            (0.04)         (0.03)          --
 In excess of net realized gain on
  investments                                --             --             --            (0.03)          --             --
                                       ----------     ----------     ----------     ----------     ----------     ----------

Total distributions declared
 to shareholders                       $    (0.57)    $    (0.58)    $    (0.60)    $    (0.70)    $    (0.84)    $    (0.82)
                                       ----------     ----------     ----------     ----------     ----------     ----------
Net asset value - end of period        $    10.99     $    10.75     $    10.83     $    10.68     $    11.64     $    10.73
                                       ==========     ==========     ==========     ==========     ==========     ==========
Total return(+)                              7.75%          4.67%          7.31%         (2.33)%++      16.97%          7.35%
Ratios (to average net assets)/Supplemental data:
 Expenses##                                  0.60%          0.60%          0.61%          0.59%+         0.59%          0.57%
 Net investment incme                        5.29%          5.37%          5.70%          5.49%+         5.63%          6.12%
Portfolio turnover                             91%            84%            90%            74%            56%            87%
Net assets at end of period
 (000,000 omitted)                     $    1,660     $    1,798     $    1,949     $    2,031     $    2,195     $    1,878

  +Annualized.
 ++Not annualized.
  #Per share data for the periods subsequent to October 31, 1993, are based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,                               1991           1990           1989           1988           1987
-----------------------------------------------------------------------------------------------------------------------------------
                                                    CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period            $    10.11     $    10.53     $    10.57     $     9.71     $    11.00
                                                 ----------     ----------     ----------     ----------     ----------
Income from investment operations -
 Net investment income                           $     0.68     $     0.68     $     0.72     $     0.73     $     0.72
 Net realized and unrealized gain (loss) on
  investments                                          0.69          (0.13)          0.04           0.86          (0.90)
                                                 ----------     ----------     ----------     ----------     ----------
    Total from investment operations             $     1.37     $     0.55     $     0.76     $     1.59     $    (0.18)
                                                 ----------     ----------     ----------     ----------     ----------

Less distributions declared to shareholders -
 From net investment income                      $    (0.68)    $    (0.69)    $    (0.72)    $    (0.73)    $    (0.72)
 From net realized gain on investments                 --            (0.27)          --             --             --
 In excess of net investment income                    --             --            (0.08)          --            (0.39)
 From paid in capital                                  --            (0.01)          --             --             --
                                                 ----------     ----------     ----------     ----------     ----------
   Total distributions declared to
    shareholders                                 $    (0.68)    $    (0.97)    $    (0.80)    $    (0.73)    $    (1.11)
                                                 ----------     ----------     ----------     ----------     ----------
Net asset value - end of period                  $    10.80     $    10.11     $    10.53     $    10.57     $     9.71
                                                 ==========     ==========     ==========     ==========     ==========
Total return(+)                                       13.85%          5.42%          7.54%         16.95%         (1.98)%
Ratios (to average net assets)/Supplemental data:
 Expenses                                              0.59%          0.60%          0.64%          0.65%          0.61%
 Net investment income                                 6.47%          6.69%          6.87%          7.16%          6.96%
Portfolio turnover                                       98%           160%           199%           190%           218%
Net assets at end of period (000,000 omitted)    $    1,715     $    1,409     $    1,259     $    1,003     $      903

(+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,                TEN MONTHS
                                                                                                 ENDED         YEAR ENDED
                                               ---------------------------------------         AUGUST 31,      OCTOBER 31,
                                                    1997           1996           1995              1994           1993*
-----------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period            $    10.74     $    11.10     $    10.67     $    11.63     $    11.68
                                                 ----------     ----------     ----------     ----------     ----------

Income from investment operations# -
 Net investment income                           $     0.48     $     0.49     $     0.49     $     0.40     $     0.07
 Net realized and unrealized gain (loss) on
  investments                                          0.25          (0.37)          0.16          (0.77)         (0.05)
                                                 ----------     ----------     ----------     ----------     ----------
    Total from investment operations             $     0.73     $     0.12     $     0.65     $    (0.37)    $     0.02
                                                 ----------     ----------     ----------     ----------     ----------

Less distributions declared to shareholders -
 From net investment income                      $    (0.48)    $    (0.48)    $    (0.49)    $    (0.40)    $    (0.07)(++)
 From net realized gain on investments                 --             --             --            (0.16)          --
 In excess of net realized gain on investments         --             --             --            (0.03)          --
                                                 ----------     ----------     ----------     ----------     ----------

    Total distributions declared to
      shareholders                               $    (0.48)    $    (0.48)    $    (0.49)    $    (0.59)    $    (0.07)
                                                 ----------     ----------     ----------     ----------     ----------
Net asset value - end of period                  $    10.99     $    10.74     $    10.83     $    10.67     $    11.63
                                                 ==========     ==========     ==========     ==========     ==========
Total return                                           6.84%          3.69%          6.35%         (3.25)%++       1.49%+
Ratios (to average net assets)/Supplemental data:
 Expenses##                                            1.46%          1.55%          1.60%          1.72%+         1.70%+
 Net investment income                                 4.42%          4.42%          4.68%          4.41%+         3.85%+
Portfolio turnover                                       91%            84%            90%            74%            56%
Net assets at end of period (000,000 omitted)    $       76     $       71     $       56     $       45     $       10

   +Annualized.
  ++Not annualized.
   #Per share data for the periods subsequent to October 31, 1993, are based on average shares outstanding.
  ##For fiscal years ending September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
   *For the period from the commencement of the Fund's offering of Class B shares, September 7, 1993, through October 31, 1993.
(++)Amount includes a per share distribution in excess of net investment income of $0.002.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Municipal Bond Fund (the Fund) is a diversified series of MFS Series Trust IV (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, forward contracts and interest rate swaps, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options, and options on futures contracts listed on commodities exchanges are reported at market value using settlement prices. Over-the-counter options on securities are valued by brokers. Over-the counter currency options are valued through the use of a pricing model which takes into account forward rates, implied volatility, and short term repurchase rates.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Indexed Securities - The Fund may invest in indexed securities whose value may be linked to foreign currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premiums and original issue discounts are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement time.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's average daily net assets. The fee is reduced according to an arrangement which measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by the Fund from net interest received on tax-exempt municipal bonds are not includible by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. During the year ended August 31, 1997 $4,336,773 was reclassified from accumulated undistributed net realized gain on investments to accumulated net investment income due to differences between book and tax accounting for market discount on tax-exempt obligations. This change had no effect on the net assets or net asset value per share.

Multiple Classes of Shares of Beneficial Interest - The Fund offers both Class A and Class B shares. The two classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.19% of average daily net assets and 3.59% of investment income.

Administrator - Effective March 1, 1997, the Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, compliance, shareholder communications, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $24,042 for the year ended August 31, 1997.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $129,418 for the year ended August 31, 1997, as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan relating solely to Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B shares. Except in the case of the 0.25% per annum Class B service fee paid by the Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer. No amounts were retained during the year ended August 31, 1997. Fees incurred under the distribution plan during the year ended August 31, 1997, were 0.82% of average daily net assets attributable to Class B shares on an annualized basis.

Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 1997, were $9,427 and $10,251 for Class A and Class B shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15% and up to 0.22% attributable to Class A and Class B shares, respectively.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,574,345,972 and $1,850,242,082, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                $1,643,928,799
                                                              ==============
Gross unrealized appreciation                                 $  127,927,592
Gross unrealized depreciation                                     (2,224,323)
                                                              --------------
    Net unrealized appreciation                               $  125,703,269
                                                              ==============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                                      YEAR ENDED AUGUST 31, 1997               YEAR ENDED AUGUST 31, 1996
                           -------------------------------------    -------------------------------------
                                    SHARES                AMOUNT             SHARES                AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                    184,758,268      $  2,004,238,212        178,715,545      $  1,948,177,673
Shares issued to
  shareholders in
  reinvestment of
  distributions                  5,291,900            57,558,122          5,345,853            58,555,788
Shares reacquired             (206,226,168)       (2,241,605,376)      (196,714,962)       (2,150,166,037)
                              ------------       ---------------       ------------       ---------------
    Net decrease               (16,176,000)      $  (179,809,042)       (12,653,564)      $  (143,432,576)
                              ============       ===============       ============       ===============

Class B Shares
                                      YEAR ENDED AUGUST 31, 1997               YEAR ENDED AUGUST 31, 1996
                           -------------------------------------    -------------------------------------
                                    SHARES                AMOUNT             SHARES                AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                      2,698,839         $  29,287,408          2,997,177         $  32,766,794
Shares issued to
  shareholders in
  reinvestment of
  distributions                    179,440             1,952,061            162,309             1,776,782
Shares reacquired               (2,574,149)          (27,945,793)        (1,734,057)          (19,042,072)
                                ----------          ------------         ----------         -------------
    Net increase                   304,130          $  3,293,676          1,425,429         $  15,501,504
                                ==========          ============         ==========         =============

(6) Line of Credit
The Fund and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the year ended August 31, 1997, was $17,759.

(7) Financial Instruments
The Fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include indexed securities and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                               UNREALIZED
                                                                                             APPRECIATION
DESCRIPTION                                   EXPIRATION      CONTRACTS      POSITION      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                       September 1997            300         Short             $60,529
Municipal Bonds                           September 1997             56         Short              (5,618)
                                                                                                  -------
                                                                                                  $54,911
                                                                                                  =======

At August 31, 1997, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

(8) Restricted Securities
The Fund may invest not more than 15% of its total net assets in securities which are subject to legal or contractual restrictions on resale. At August 31, 1997, the Fund owned the following restricted securities (constituting 0.6% of net assets) which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

                                                DATE OF              PAR
DESCRIPTION                                 ACQUISITION           AMOUNT             COST            VALUE
----------------------------------------------------------------------------------------------------------
Alameda County, CA, Certificates of
  Participation, BIGI, 7.25s, 2011              9/21/90       $4,560,000       $4,448,690      $ 5,064,017
Alameda County, CA, Certificates of
  Participation, BIGI, 7.25s, 2012              9/19/90        4,770,000        4,667,397        5,297,228
                                                                                               -----------
                                                                                               $10,361,245
                                                                                               ===========

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Series Trust IV and Shareholders of MFS Municipal Bond
Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Bond Fund (one of the series constituting MFS Series Trust IV) as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the three-year period ended August 31, 1997, the ten months ended August 31, 1994, and each of the years in the seven-year period ended October 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Municipal Bond Fund at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 3, 1997

                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) MUNICIPAL BOND FUND

TRUSTEES                                            CUSTODIAN
A. Keith Brodkin* - Chairman and President          State Street Bank and Trust Company

Richard B. Bailey* - Private Investor;              AUDITORS
Former Chairman and Director (until 1991),          Deloitte & Touche LLP
Massachusetts Financial Services Company;
Director, Cambridge Bancorp; Director, Cambridge    INVESTOR INFORMATION
Trust Company                                       For MFS stock and bond market outlooks, call toll
                                                    free: 1-800-637-4458 anytime from a touch-tone
Peter G. Harwood - Private Investor                 telephone.

J. Atwood Ives - Chairman and Chief Executive       For information on MFS mutual funds, call your
Officer, Eastern Enterprises                        financial adviser or, for an information kit, call
                                                    toll free: 1-800-637-2929 any business day from 9
Lawrence T. Perera - Partner, Hemenway              a.m. to 5 p.m. Eastern time (or leave a message
& Barnes                                            anytime).

William J. Poorvu - Adjunct Professor, Harvard      INVESTOR SERVICE
University Graduate School of Business              MFS Service Center, Inc.
Administration                                      P.O. Box 2281
                                                    Boston, MA 02107-9906
Charles W. Schmidt - Private Investor
                                                    For general information, call toll free:
Arnold D. Scott* - Senior Executive Vice            1-800-225-2606 any business day from 8 a.m. to 8
President, Director and Secretary, Massachusetts    p.m. Eastern time.
Financial Services Company
                                                    For service to speech- or hearing-impaired, call
Jeffrey L. Shames* - President and Director,        toll free: 1-800-637-6576 any business day from 9
Massachusetts Financial Services Company            a.m. to 5 p.m. Eastern time. (To use this service,
                                                    your phone must be equipped with a
Elaine R. Smith - Independent Consultant            Telecommunications Device for the Deaf.)

David B. Stone - Chairman, North American           For share prices, account balances, and exchanges,
Management Corp. (investment advisers)              call toll free: 1-800-MFS-TALK (1-800-637-8255)
                                                    anytime from a touch-tone telephone.
INVESTMENT ADVISER
Massachusetts Financial Services Company            WORLD WIDE WEB
500 Boylston Street                                 www.mfs.com
Boston, MA 02116-3741
                                                    [DALBAR   For the fourth year in a row,
DISTRIBUTOR                                         LOGO]     MFS earned a #1 ranking in the
MFS Fund Distributors, Inc.                               DALBAR, Inc. Broker/Dealer Survey,
500 Boylston Street                                 Main Office Operations Service Quality
Boston, MA 02116-3741                               Category. The firm achieved a 3.42
                                                    overall score on a scale of 1 to 4 in
PORTFOLIO MANAGER                                   the 1997 survey. A total of 111 firms
Robert A. Dennis*                                   responded, offering input on the
                                                    quality of service they received from
TREASURER                                           29 mutual fund companies nationwide.
W. Thomas London*                                   The survey contained questions about
                                                    service quality in 11 categories,
ASSISTANT TREASURERS                                including "knowledge of operations
Mark E. Bradley*                                    contact," "keeping you informed,"
Ellen Moynihan*                                     "ease of doing business" with the firm.
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser

                                                         -------------
MFS(R) MUNICIPAL                                           BULK RATE
BOND FUND                                                 U.S. POSTAGE
                                                              PAID
                                                               MFS
                                                         -------------
500 Boylston Street
Boston, MA 02116-3741


[LOGO] M F S(SM)
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)



   [DALBAR
    LOGO]
TOP-RATED SERVICE



(c)1997 MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116-3741
                                                         MMB-2 10/97 62M 11/211

                             MFS MID CAP GROWTH FUND




                  SUPPLEMENT TO THE JANUARY 1, 1998 PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION




      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JANUARY 1, 1998, AND CONTAINS A DESCRIPTION OF CLASS I SHARES.


      CLASS I SHARES ARE AVAILABLE FOR PURCHASE ONLY BY CERTAIN INVESTORS AS DESCRIBED UNDER THE CAPTION "ELIGIBLE PURCHASERS" BELOW.

EXPENSE SUMMARY


SHAREHOLDER TRANSACTION EXPENSES:                                                   CLASS I
                                                                                    -------
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price) ..............................       None
   Maximum Contingent Deferred Sales Charge (as a percentage
     of original purchase price or redemption proceeds, as applicable) .......       None

ANNUAL OPERATING EXPENSES OF THE FUND (AS A PERCENTAGE OF AVERAGE NET ASSETS):
   Management Fees ...........................................................       0.75%
   Rule 12b-1 Fees ...........................................................       None
   Other Expenses(1)(2) ......................................................       0.41%
                                                                                     ----
   Total Operating Expenses ..................................................       1.16%


(1) "Other Expenses" is based on Class A expenses incurred during the fiscal year ended August 31, 1997.

(2) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                               EXAMPLE OF EXPENSES

      An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:


                 PERIOD                            CLASS I
                 ------                            -------

                 1 year.....................          $12
                 3 years....................           37


      The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION

      The following information should be read in conjunction with the financial statements included in the Fund's Annual Report to shareholders, which are incorporated by reference into the SAI.

                              FINANCIAL HIGHLIGHTS


                                                                     Year Ended
                                                                   August 31, 1997*
                                                                   ---------------

                                                                       Class I
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                 $   8.50
                                                                      --------
Income from investment operations# -
     Net investment loss                                              $  (0.05)
     Net realized and unrealized gain on investments and
       foreign currency transactions                                      0.99
                                                                      --------
         Total from investment operations                             $   0.94
                                                                      --------
Net asset value - end of period                                       $   9.44
                                                                      --------
Total return                                                             11.06%***
Ratios (to average net assets)/Supplemental data:
     Expenses##                                                           1.03%**
     Net investment loss                                                 (0.74)%**
Portfolio turnover                                                         170%
Average commission rate                                               $ 0.0387
Net assets at end of period (000 omitted)                             $  1,384


--------------------------

* For the period from the inception of Class I shares, January 3, 1997, through August 31, 1997.
**    Annualized
***   Not Annualized
#     Per share distributions are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.

ELIGIBLE PURCHASERS

Class I shares are available for purchase only by the following purchasers ("Eligible Purchasers"):

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii) any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time; and

(iv) bank trust departments which initially invest, on behalf of their trust clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time.

In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

SHARE CLASSES OFFERED BY THE FUND

      Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

      Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") upon redemption of 1.00% during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C and Class I shares do not convert to any other class of shares of the Fund.

OTHER INFORMATION

      Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.





                 THE DATE OF THIS SUPPLEMENT IS JANUARY 1, 1998

                                                             PROSPECTUS
                                                        JANUARY 1, 1998
                                           CLASS A SHARES OF BENEFICIAL
                                                               INTEREST
                                           CLASS B SHARES OF BENEFICIAL
MFS(R) MID CAP GROWTH FUND                                     INTEREST
(A member of the MFS Family of             CLASS C SHARES OF BENEFICIAL
  Funds(R))                                                    INTEREST


--------------------------------------------------------------------------------
500 Boylston Street, Boston, Massachusetts 02116      (617) 954-5000

This Prospectus pertains to the MFS Mid Cap Growth Fund (the "Fund"), a non-diversified series of MFS Series Trust IV (the "Trust"), an open-end investment company presently consisting of four series. The investment objective of the Fund is to seek to obtain long-term growth of capital. The Fund seeks to achieve this objective by investing at least 65% of its assets, under normal market conditions, in equity securities of companies with medium market capitalization which the Adviser believes have above-average growth potential. THE FUND IS INTENDED FOR INVESTORS WHO UNDERSTAND AND ARE WILLING TO ACCEPT THE RISKS ENTAILED IN SEEKING LONG-TERM GROWTH OF CAPITAL. See "Risk Factors." The minimum initial investment generally is $1,000 per account (see "Information Concerning Shares of the Fund -- Purchases").

The Fund's investment adviser and distributor are Massachusetts Financial Services Company ("MFS" or the "Adviser") and MFS Fund Distributors, Inc. ("MFD"), respectively, both of which are located at 500 Boylston Street, Boston, Massachusetts 02116.

                                                        (continued on next page)

INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY FINANCIAL INSTITUTION. SHARES OF MUTUAL FUNDS ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED, AND WILL FLUCTUATE IN VALUE. YOU MAY RECEIVE MORE OR LESS THAN YOU PAID WHEN YOU REDEEM YOUR SHARES.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

(continued from previous page)


This Prospectus sets forth concisely the information concerning the Fund that a prospective investor ought to know before investing. The Fund has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information, dated January 1, 1998, as amended or supplemented from time to time (the "SAI"), which contains more detailed information about the Fund. The SAI is incorporated into this Prospectus by reference. See page 38 for a further description of the information set forth in the SAI. A copy of the SAI may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). The SEC maintains an Internet World Wide Web site (http://www.sec.gov) that contains the SAI, materials that are incorporated by reference into this Prospectus and the SAI, and other information regarding the Fund. This Prospectus is available on the Adviser's Internet World Wide Web site at http://www.mfs.com.


TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----
1.    Expense Summary.............................................   3
2.    Condensed Financial Information.............................   5
3.    The Fund....................................................   8
4.    Investment Objective and Policies...........................   8
5.    Certain Securities and Investment Techniques................   9
6.    Additional Risk Factors.....................................  15
7.    Management of the Fund......................................  18
8.    Information Concerning Shares of the Fund...................  20
         Purchases................................................  20
         Exchanges................................................  27
         Redemptions and Repurchases..............................  28
         Distribution Plan........................................  31
         Distributions............................................  33
         Tax Status...............................................  33
         Net Asset Value..........................................  34
         Description of Shares, Voting Rights and Liabilities.....  34
         Performance Information..................................  35
         Expenses.................................................  35
9.    Shareholder Services........................................  36
      Appendix A.................................................. A-1

1.  EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES:


                                            CLASS A       CLASS B       CLASS C
                                            -------       -------       -------
    Maximum Initial Sales Charge
      Imposed on Purchases of Fund
      Shares (as a percentage of
      offering price).................        5.75%         0.00%         0.00%
    Maximum Contingent Deferred Sales
      Charge (as a percentage of
      original purchase price or
      redemption proceeds, as               See
      applicable).....................      Below(1)        4.00%         1.00%
ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):
    Management Fees...................        0.75%         0.75%         0.75%
    Rule 12b-1 Fees...................      0.25%(2)      1.00%(3)      1.00%(3)
    Other Expenses(4).................        0.41%         0.41%         0.41%
                                            -------       -------       -------
    Total Operating Expenses..........        1.41%         2.16%         2.16%


---------------
(1) Purchases of $1 million or more are not subject to an initial sales charge; however, a contingent deferred sales charge (a "CDSC") of 1% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases (see "Information Concerning Shares of the Fund -- Purchases").
(2) The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.35% per annum of the average daily net assets attributable to the Class A shares. Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Trust may determine. Distribution expenses paid under this Plan, together with the initial sales charge, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund -- Distribution Plan" below.
(3) The Fund's Distribution Plan provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 1.00% per annum of the average daily net assets attributable to Class B shares and Class C shares, respectively. Distribution expenses paid under the Distribution Plan with respect to Class B or Class C shares, together with any CDSC payable upon redemption of Class B and Class C shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Fund -- Distribution Plan" below.
(4) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such reductions are not reflected under "Other Expenses."

                              EXAMPLE OF EXPENSES

An investor would pay the following dollar amounts of expenses on a $1,000 investment in the Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated (unless otherwise noted):


               PERIOD                  CLASS A        CLASS B           CLASS C
-------------------------------------  -------     -------------     -------------
                                                            (1)                (1)
 1 year..............................   $  71      $ 62     $ 22     $ 32     $ 22
 3 years.............................     100        98       68       68       68
 5 years.............................     130       136      116      116      116
10 years.............................     217       230(2)   230(2)   249      249


---------------
(1) Assumes no redemption.
(2) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. More complete descriptions of the following expenses of the Fund are set forth in the following sections: (i) varying sales charges on share purchases -- "Purchases"; (ii) varying CDSCs -- "Purchases"; (iii) management fees -- "Investment Adviser"; and (iv) Rule 12b-1 (i.e., distribution plan) fees -- "Distribution Plan."

THE "EXAMPLE" SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

2.  CONDENSED FINANCIAL INFORMATION


The following information has been audited since the inception of the Fund and should be read in conjunction with the financial statements included in the Fund's Annual Report to shareholders which are incorporated by reference into the SAI. The financial statements for all but most recent six months are included in reliance upon the report of the Fund's independent auditors, given upon their authority as experts in accounting and auditing. The Fund's current independent auditors are Deloitte & Touche LLP.


                              FINANCIAL HIGHLIGHTS


                                                         YEAR ENDED AUGUST 31,
                                               -----------------------------------------
                                                 1997       1996       1995      1994*
                                               --------   --------   --------   --------
                                               CLASS A
                                               --------
Per share data (for a share outstanding
  throughout each period):
Net asset value -- beginning of period.......  $   9.06   $  10.08   $   8.68   $   7.83
                                                -------    -------    -------    -------
Income from investment operations# --
    Net investment income loss(sec.).........  $  (0.09)  $  (0.10)  $  (0.03)  $  (0.05)
    Net realized and unrealized gain on
      investments and foreign currency
      transactions...........................      1.77       0.96       1.69       0.90
                                                -------    -------    -------    -------
Total from investment operations.............  $   1.68   $   0.86   $   1.66   $   0.85
                                                -------    -------    -------    -------
Less distributions declared to
  shareholders --
    From net realized gain on investments and
      foreign currency transactions..........  $  (1.32)  $  (1.88)  $  (0.26)  $     --
                                                -------    -------    -------    -------
Net asset value -- end of period.............  $   9.42   $   9.06   $  10.08   $   8.68
                                                =======    =======    =======    =======
Total return(dd).............................    20.26%     10.55%     19.77%     10.86%++
Ratios (to average net assets)/Supplemental
  data(sec.):
    Expenses##...............................     1.41%      1.28%      1.29%      1.50%+
    Net investment loss......................   (1.09)%    (1.08)%    (0.40)%    (0.87)%+
Portfolio turnover...........................      170%       157%       218%        82%
Average commission rate###...................  $ 0.0387   $ 0.0422         --         --
Net assets at end of period (000 omitted)....  $ 41,737   $ 35,098   $ 30,194   $ 17,776


---------------


   *  For the period from the inception of Class A shares, December 1, 1993, through
      August 31, 1994.
   +  Annualized.
  ++  Not annualized.
 (dd) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
   #  Per share data are based on average shares outstanding.
  ##  For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ###  Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
sec.  The investment adviser did not impose a portion of its management fee for the periods indicated. If this fee had been incurred by the Fund, the net investment loss per share and the ratios would have been:

      Net investment loss........        --             --             --       $  (0.08)
      Ratios (to average net
        assets):
        Expenses.................        --             --             --          2.03%+
        Net investment loss......        --             --             --        (1.40)%+

                              FINANCIAL HIGHLIGHTS


                                                       YEAR ENDED AUGUST 31,
                                          -----------------------------------------------
                                            1997         1996         1995        1994*
                                          --------     --------     --------     --------
                                          CLASS B
                                          --------
Per share data (for a share outstanding
  throughout each period):
Net asset value -- beginning of
  period................................  $   8.93     $   9.94     $   8.59     $   7.83
                                           -------      -------      -------      -------
Income from investment operations# --
    Net investment income loss(sec.)....  $  (0.16)    $  (0.17)    $  (0.13)    $  (0.12)
    Net realized and unrealized gain on
      investments and foreign currency
      transactions......................      1.75         0.95         1.69         0.88
                                           -------      -------      -------      -------
Total from investment operations........  $   1.59     $   0.78     $   1.56     $   0.76
                                           -------      -------      -------      -------
Less distributions declared to
  shareholders --
    From net realized gain on
      investments and foreign currency
      transactions......................  $  (1.25)    $  (1.79)    $  (0.21)    $     --
                                           -------      -------      -------      -------
Net asset value -- end of period........  $   9.27     $   8.93     $   9.94     $   8.59
                                           =======      =======      =======      =======
Total return............................    19.36%        9.67%       18.75%        9.71%++
Ratios (to average net
  assets)/Supplemental data(sec.):
    Expenses##..........................     2.20%        2.13%        2.29%        2.57%+
    Net investment loss.................   (1.87)%      (1.81)%      (1.44)%      (2.02)%+
Portfolio turnover......................      170%         157%         218%          82%
Average commission rate###..............  $ 0.0387     $ 0.0422           --           --
Net assets at end of period (000
  omitted)..............................  $ 73,940     $ 67,043     $ 61,742     $ 36,849


---------------


   *  For the period from the inception of Class B shares, December 1, 1993, through
      August 31, 1994.
   +  Annualized.
  ++  Not annualized.
   #  Per share data are based on average shares outstanding.
  ##  For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ###  Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
sec.  The investment adviser did not impose a portion of its management fee for the periods indicated. If this fee had been incurred by the Fund, the net investment loss per share and the ratios would have been:

      Net investment loss...............        --           --           --     $  (0.15)
      Ratios (to average net assets):
        Expenses........................        --           --           --        3.10%+
        Net investment loss.............        --           --           --      (2.56)%+

                              FINANCIAL HIGHLIGHTS


                                                          YEAR ENDED AUGUST 31,
                                                -----------------------------------------
                                                  1997       1996       1995      1994*
                                                --------   --------   --------   --------
                                                CLASS C
                                                --------
Per share data (for a share outstanding
  throughout each period):
Net asset value -- beginning of period........  $   8.85   $   9.91   $   8.61   $   7.80
                                                 -------    -------    -------    -------
Income from investment operations# --
    Net investment loss(sec.).................  $  (0.16)  $  (0.17)  $  (0.14)  $  (0.04)
    Net realized and unrealized gain on
      investments and foreign currency
      transactions............................      1.74       0.94       1.69       0.85
                                                 -------    -------    -------    -------
Total from investment operations..............  $   1.58   $   0.77   $   1.55   $   0.81
                                                 -------    -------    -------    -------
Less distributions declared to shareholders --
    From net realized gain on investments and
      foreign currency transactions...........  $  (1.24)  $  (1.83)  $  (0.25)  $     --
                                                 -------    -------    -------    -------
Net asset value -- end of period..............  $   9.19   $   8.85   $   9.91   $   8.61
                                                 =======    =======    =======    =======
Total return..................................    19.44%      9.60%     18.63%     10.38%++
Ratios (to average net assets)/Supplemental
  data(sec.):
    Expenses##................................     2.16%      2.17%      2.30%      2.50%+
    Net investment loss.......................   (1.79)%    (1.90)%    (1.55)%    (2.22)%+
Portfolio turnover............................      170%       157%       218%        82%
Average commission rate###....................  $ 0.0387   $ 0.0422         --         --
Net assets at end of period (000 omitted).....  $  5,796   $  6,860   $  3,209   $     87


---------------


   *  For the period from the inception of Class C shares, August 1, 1994, through
      August 31, 1994.
   +  Annualized.
  ++  Not annualized.
   #  Per share data are based on average shares outstanding.
  ##  For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ###  Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
sec.  The investment adviser did not impose a portion of its management fee for the periods indicated. If this fee had been incurred by the Fund, the net investment loss per share and the ratios would have been:

      Net investment loss.................        --           --         --     $  (0.05)
      Ratios (to average net assets):
        Expenses..........................        --           --         --        3.03%+
        Net investment loss...............        --           --         --      (2.71)%+

3.  THE FUND


The Fund is a non-diversified series of the Trust, an open-end management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1975. The Trust presently consists of four series, each of which represents a portfolio with separate investment objectives and policies. Shares of the Fund are continuously sold to the public and the Fund then uses the proceeds to buy securities for its portfolio. Three classes of shares of the Fund are currently offered to the general public. Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a CDSC of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchase by retirement plans) and subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4% during the first year to 0% after six years) and an annual distribution fee and a service fee up to a maximum of 1.00% per annum; Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year and an annual distribution fee and service fee of 1.00% per annum. Class C shares do not convert to any other class of shares of the Fund. In addition, the Fund offers an additional class of shares, Class I shares, exclusively to certain institutional investors. Class I shares are made available by means of a separate Prospectus supplement provided to institutional investors eligible to purchase Class I shares and are offered at net asset value without an annual distribution and service fee.


The Trust's Board of Trustees provides broad supervision over the affairs of the Fund. The Adviser is responsible for the management of the Fund's assets and the officers of the Trust are responsible for the Fund's operations. The Adviser manages the portfolio from day to day in accordance with the Fund's investment objective and policies. The selection of investments and the way they are managed depend on conditions and trends in the economy and the financial marketplaces. The Fund also offers to buy back (redeem) its shares from its shareholders at any time at net asset value, less any applicable CDSC.

4.  INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE -- The Fund's investment objective is to seek to obtain long-term growth of capital.


INVESTMENT POLICIES -- The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with medium market capitalization which the Adviser believes have above-average growth potential (see "Certain Securities and Investment Techniques -- Equity Securities" below). Medium market capitalization companies are those whose market capitalization falls within the range of the Standard and Poor's MidCap 400 Index at the time of the Fund's investment. The S&P MidCap 400 Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalization companies for purposes of the Fund's 65% policy. The Fund may, but is not required to, purchase securities of companies included in the S&P MidCap 400 Index. The Index is only used by the Fund for purposes of defining the market capitalization range of companies in which the Fund will invest; it is not intended to be used as a benchmark against which the Fund compares its investment performance. As of November 30, 1997, the S&P MidCap 400 Index included companies with capitalizations of between $218 million and $11.8 billion.



Consistent with its investment objective, the Fund may invest in fixed income securities and up to 20% of its net assets in non-convertible fixed income securities that are in the lower rating categories (rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities (commonly known as "junk bonds") (see "Certain Securities and Investment Techniques -- "Fixed Income Securities" and "Additional Risk Factors -- Lower Rated Fixed Income Securities" below) and may also invest up to 35% (and generally expects to invest up to 20%) of its net assets in foreign securities which are not traded on a U.S. exchange (not including American Depositary Receipts)(see "Additional Risk Factors -- Foreign Securities" below).



The Fund may engage in certain securities, transactions and investment techniques as described under the caption "Certain Securities and Investment Techniques" below and "Certain Securities and Investment Techniques" in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described below under the caption "Additional Risk Factors."



5.  CERTAIN SECURITIES AND INVESTMENT TECHNIQUES



Additional information about certain of these securities and investment techniques can be found under the caption "Certain Securities and Investment Techniques" in the SAI.


EQUITY SECURITIES: The Fund may invest in all types of equity securities, including the following: common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets.


FIXED INCOME SECURITIES: Debt securities in which the Fund may invest include all types of long- or short-term debt obligations, such as bonds, debentures, notes and commercial paper. Fixed income securities in which the Fund may invest include securities in the lower rating categories of recognized rating agencies (and comparable unrated securities) (see "Additional Risk Factors -- Lower Rated Fixed Income Securities" below). Fixed income securities in which the Fund may invest also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind. Such investments involve certain risks.


INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES: When the Adviser believes that investing for defensive purposes is appropriate, such as during periods of unusual market conditions, part or all of the Fund's assets may be temporarily invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements.

EMERGING MARKET SECURITIES: Consistent with the Fund's objective and policies, the Fund may invest in securities of issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined by the Adviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The Adviser determines whether an issuer's principal activities are located in an emerging market country by considering such factors as its country of organization, the principal trading market for its securities and the source of its revenues and location of its assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (e) the issuer has 50% or more of its assets in that country.


BRADY BONDS: The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, the Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

AMERICAN DEPOSITARY RECEIPTS: The Fund may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Because ADRs trade on United States securities exchanges, the Adviser does not treat them as foreign securities. However, they are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the SAI, the Fund has adopted certain procedures intended to minimize risk.

LENDING OF SECURITIES: The Fund may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member firms (and subsidiaries thereof) of the New York Stock Exchange (the "Exchange") and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund will continue to collect the equivalent of interest on the securities loaned and will also receive either interest (through investment in cash collateral) or a fee (if the collateral is U.S. Government securities or a letter of credit).


"WHEN-ISSUED" SECURITIES: The Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date usually beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. The Fund does not pay for the securities until received, and does not start earning interest on the securities until the contractual settlement date. While awaiting delivery of securities purchased on such bases, the Fund will segregate liquid assets sufficient to cover its commitments. Although the Fund does not intend to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases.



INDEXED SECURITIES: The Fund may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of or interest on the investment.


MORTGAGE "DOLLAR ROLL" TRANSACTIONS: The Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.

RESTRICTED SECURITIES: The Fund may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). A determination is made based upon a continuing review of the trading markets for a specific Rule 144A security, whether such security is liquid and thus not subject to the Fund's limitations on investing not more than 15% of its net assets in illiquid investments. The Board of Trustees has adopted guidelines and delegated to MFS the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, retains oversight, focusing on factors such as valuation, liquidity and availability of information. Investing in Rule 144A securities could have the effect of decreasing the level of liquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the Fund's portfolio. Subject to the Fund's 15% limitation on investments in illiquid investments, the Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Fund might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

CORPORATE ASSET-BACKED SECURITIES: The Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. See the SAI for further information on these securities.

OPTIONS ON SECURITIES: The Fund may write (sell) covered put and call options on securities and purchase put and call options on securities. The Fund will write such options for the purpose of increasing its return and/or to protect the value of its portfolio. In particular, where the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option, which will increase its investment income and will offset in part the reduced value of a portfolio security in connection with which the option may have been written or the increased cost of portfolio securities to be acquired. However, the writing of options constitutes only a partial hedge, up to the amount of the premium, less any transaction costs. In contrast, if the price of the security underlying the option moves adversely to the Fund's position, the option may be exercised and the Fund will be required to purchase or sell the security at a disadvantageous price, resulting in losses which may only be partially offset by the amount of the premium. The Fund may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

The Fund may purchase put or call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that such declines or increases occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the Fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the Fund may be required to forfeit such amounts in the event that the prices of securities underlying the options do not move in the direction or to the extent anticipated.

The Fund may also enter into options on the yield "spread," or yield differential, between two securities, a transaction referred to as a "yield curve" option, for hedging purposes and non-hedging purposes (which may be speculative). In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities rather than the actual prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. Yield curve options written by the Fund will be covered as described in the SAI. The trading of yield curve options is subject to all the risks associated with trading other types of options, as discussed below under "Risk Factors" and in the SAI. In addition, such options present risks of loss even if the yield on one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

OPTIONS ON STOCK INDICES: The Fund may write (sell) covered call and put options and purchase call and put options on stock indices. The Fund may write options on stock indices for the purpose of increasing its gross income and to protect its portfolio against declines in the value of securities it owns or increases in the value of securities to be acquired. When the Fund writes an option on a stock index, and the value of the index moves adversely to the holder's position, the option will not be exercised, and the Fund will either close out the option at a profit or allow it to expire unexercised. The Fund will thereby retain the amount of the premium, which will increase its gross income and offset part of the reduced value of portfolio securities or the increased cost of securities to be acquired. Such transactions, however, will constitute only partial hedges against adverse price fluctuations, since any such fluctuations will be offset only to the extent of the premium received by the Fund for the writing of the option. In addition, if the value of an underlying index moves adversely to the Fund's option position, the option may be exercised, and the Fund will experience a loss which may only be partially offset by the amount of the premium received.

The Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. The Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.


OPTIONS ON FOREIGN CURRENCIES: The Fund may also purchase and write options on foreign currencies ("Options on Foreign Currencies") for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. As in the case of other types of options, however, the writing of an Option on Foreign Currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund may be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an Option on Foreign Currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium paid for the option plus related transaction costs. The Fund may also choose to, or be required to, receive delivery of the foreign currencies underlying Options on Foreign Currencies it has entered into. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time.


FUTURES CONTRACTS: The Fund may enter into stock index and foreign currency futures contracts (collectively "Futures Contracts"). Such transactions will be entered into for hedging purposes, in order to protect the Fund's current or intended investments from the effects of changes in exchange rates or declines in the stock market. The Fund will incur brokerage fees when it purchases and sells Futures Contracts, and will be required to maintain margin deposits. In addition, Futures Contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Fund, if its investment judgment about the general direction of exchange rates or the stock market is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract and the Fund may realize a loss. Futures Contracts may also be entered into for non-hedging purposes, to the extent permitted by applicable law, which involves greater risks and could result in losses which are not offset by gains on other portfolio assets. The Fund will not enter into any Futures Contract if immediately thereafter the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of its total assets.

OPTIONS ON FUTURES CONTRACTS: The Fund may purchase and write options on Futures Contracts ("Options on Futures Contracts") in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. Purchases of Options on Futures Contracts may present less risk in hedging the Fund's portfolio than the purchase or sale of the underlying Futures Contracts because the potential loss is limited to the amount of the premium plus related transaction costs, although it may be necessary to exercise the option to realize any profit, which results in the establishment of a futures position. The writing of Options on Futures Contracts, however, does not present less risk than the trading of Futures Contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, the Fund may suffer a loss on the transaction. Options on Futures Contracts may also be entered into for non-hedging purposes (which may be speculative) to the extent permitted under applicable law, which involves greater risks and could result in losses which are not offset by gains on other portfolio assets.


FORWARD CONTRACTS: The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date ("Forward Contracts"). The Fund may enter into Forward Contracts for hedging purposes as well as for non-hedging purposes (which may be speculative). By entering into transactions in Forward Contracts, for hedging purposes, the Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, Forward Contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in Futures Contracts or options traded on exchanges. The Fund may choose to, or be required to, receive delivery of the foreign currencies underlying Forward Contracts into which it has entered. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time. The Fund may also enter into a Forward Contract on one currency to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. The Fund has established procedures which require use of segregated assets or "cover" in connection with the purchase and sale of such contracts.

6.  ADDITIONAL RISK FACTORS



The following discussion of additional risk factors supplements the risk factors described above. Additional information concerning risk factors can be found under the caption "Certain Securities and Investment Techniques" in the SAI.


MEDIUM CAPITALIZATION STOCKS: Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.


EMERGING GROWTH COMPANIES: The stocks of companies in which the Fund may invest may be early in their life cycle but have the potential to become major enterprises (emerging growth companies). Such companies generally may be of any size, would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, technologies, management and market and other opportunities which are usually necessary to become more widely recognized as growth companies. Emerging growth companies in which the Fund invests may be established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in economic environment.


The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in other companies which do not have emerging growth characteristics. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on the management abilities of a limited number of people. In addition, there may be less research available on many promising emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of more established growth companies or the market averages in general. Shares of the Fund, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

FIXED INCOME SECURITIES: To the extent the Fund invests in fixed income securities, the net asset value of the Fund may change as the general levels of interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline.

LOWER RATED FIXED INCOME SECURITIES: The Fund may invest up to 20% of its net assets in non-convertible fixed income securities that are in the lower rating categories (rated Ba or lower by Moody's or BB or lower by S&P or Fitch) and comparable unrated securities (commonly known as "junk bonds"). These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price than securities in the higher rating categories. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.


The Fund may also invest in fixed income securities rated Baa by Moody's or BBB by S&P or Fitch and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.


FOREIGN SECURITIES: Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The Fund may also hold foreign currency in anticipation of purchasing foreign securities. See the SAI for further discussion of foreign securities and the holding of foreign currency, as well as the associated risks.

EMERGING MARKETS: The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the portfolio security, a decrease in the level of liquidity in the Fund's portfolio, or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets the Fund bears the risk that the securities will not be delivered and that the Fund's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Fund. See the SAI for a further discussion of emerging market securities as well as the associated risks.

OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS: Although the Fund will enter into certain transactions in options, Futures Contracts, Options on Futures Contracts and Options on Foreign Currencies for hedging purposes, such transactions nevertheless involve certain risks. For example, a lack of correlation between the instrument underlying an option on Futures Contract and the assets being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful and could result in losses. The Fund also may enter into transactions in options, Futures Contracts, Options or Futures Contracts and Forward Contracts for other than hedging purposes, which involves greater risk. In particular, such transactions may result in losses for the Fund which are not offset by gains on other portfolio positions, thereby reducing gross income. In addition, foreign currency markets may be extremely volatile from time to time. There also can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. The SAI contains a description of the nature and trading mechanics of options, Futures Contracts, Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies, and includes a discussion of the risks related to transactions therein.

Transactions in Forward Contracts may be entered into only in the over-the-counter market. Futures Contracts and Options on Futures Contracts may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission and on foreign exchanges. In addition, the securities underlying options, Futures Contracts and Options on Futures Contracts traded by the Fund will include both domestic and foreign securities.

NON-DIVERSIFIED STATUS: The Fund has registered as a "non-diversified" investment company. As a result, the Fund is limited as to the percentage of its assets which may be invested in the securities of any one issuer only by its own investment restrictions and the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). U.S. Government securities which are generally considered free of credit risk and are assured as to payment of principal and interest if held to maturity are not subject to any investment limitation. Since the Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests. For these reasons, an investment in shares of the Fund should not be considered to constitute a complete investment program.
                            ------------------------

PORTFOLIO TRADING: The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of the other investment company clients of MFD, the Fund's distributor, as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. From time to time, the Adviser may direct certain portfolio transactions to broker-dealer firms which, in turn, have agreed to pay a portion of the Fund's operating expenses (e.g., fees charged by the custodian of the Fund's assets). For a further discussion of portfolio trading, see "Portfolio Transactions and Brokerage Commissions" in the SAI.


While it is not generally the Fund's policy to invest or trade for short-term profits, the Fund may dispose of a portfolio security whenever the Adviser is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when a change in the portfolio is otherwise appropriate. For the fiscal year ended August 31, 1997, the Fund had a portfolio turnover rate of over 100%. Transaction costs incurred by the Fund and the realized capital gains and losses of the Fund may be greater than that of a Fund with a lesser portfolio turnover rate.

                            ------------------------

The investment objective and policies described above, including Options, Options on Foreign Currency, Futures Contracts, Options on Futures Contracts and Forward Contracts, are not fundamental and may be changed without shareholder approval. A change in the Fund's investment objective may result in the Fund having an investment objective different from the objective which the shareholder considered appropriate at the time of investment in the Fund.


The SAI includes a discussion of other investment policies and a listing of specific investment restrictions which govern the Fund's investment policies. The specific investment restrictions listed in the SAI may be changed without shareholder approval unless indicated otherwise (see "Investment Restrictions" in the SAI). Except with respect to the Fund's policy on borrowing and investing in illiquid securities, the Fund's investment limitations, policies and rating standards are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.


7.  MANAGEMENT OF THE FUND

INVESTMENT ADVISER -- The Adviser manages the Fund pursuant to an Investment Advisory Agreement, dated October 20, 1993 (the "Advisory Agreement"). Under the Advisory Agree-ment, the Adviser provides the Fund with overall investment advisory services. Mark Regan has been the Fund's portfolio manager since the Fund's inception. Mr. Regan is a Vice President of the Adviser and has been employed as a portfolio manager by the Adviser since 1989. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Fund. For these services and facilities, the Adviser receives a management fee, computed and paid monthly, equal to 0.75% of the average daily net assets of the Fund on an annualized basis. For the Fund's fiscal year ended August 31, 1997, management fees paid to MFS under the Advisory Agreement were $868,526.



MFS also serves as investment adviser to each of the other funds in the MFS Family of Funds (the "MFS Funds") and to MFS(R)/Sun Life Series Trust, MFS Institutional Trust, MFS Variable Insurance Trust, MFS Municipal Income Trust, MFS Government Markets Income Trust, MFS Multimarket Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)") in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., also provide investment advice to substantial private clients.



MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $69.4 billion on behalf of approximately 2.7 million investor accounts as of November 30, 1997. As of such date, the MFS organization managed approximately $44.2 billion in assets in equity securities and $20.1 billion of assets in fixed income securities. Approximately $4.1 billion of assets managed by MFS are invested in securities of foreign issuers and non-U.S. dollar denominated securities of U.S. issuers. MFS is a subsidiary of Sun Life of Canada (U.S.), which is a subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, James D. McNeil, Donald A. Stewart and Arnold D. Scott. Mr. Brodkin is the Chairman, Mr. Shames is the President and Mr. Scott is the Secretary and a Senior Executive Vice President of MFS. Messrs. McNeil and Stewart are the Chairman and the President, respectively, of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.



A. Keith Brodkin, the Chairman and a director of MFS, is the Chairman, President and a Trustee of the Trust. W. Thomas London, Stephen E. Cavan, James O. Yost, Ellen M. Moynihan, Mark E. Bradley and James R. Bordewick, Jr., all of whom are officers of MFS, are officers of the Trust.



In certain instances there may be securities which are suitable for the Fund's portfolios as well as for portfolios of other clients of MFS. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Fund.

ADMINISTRATOR -- MFS provides the Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under this Agreement, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services.


DISTRIBUTOR -- MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the Fund and also serves as distributor for each of the other MFS Funds.

SHAREHOLDER SERVICING AGENT -- MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for the Fund.

8.  INFORMATION CONCERNING SHARES OF THE FUND

PURCHASES

Class A, B and C shares of the Fund may be purchased at the public offering price through any dealer. As used in the Prospectus and any appendices thereto the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFD. Dealers may also charge their customers fees relating to investment in the Fund.

This Prospectus offers Class A, B and C shares, which bear sales charges and distribution fees in different forms and amounts, as described below:

CLASS A SHARES: Class A shares are generally offered at net asset value plus an initial sales charge, but in certain cases are offered at net asset value without an initial sales charge but subject to a CDSC.

PURCHASES SUBJECT TO INITIAL SALES CHARGE. Class A shares are offered at net asset value plus an initial sales charge as follows:
--------------------------------------------------------------------------------

                                               SALES CHARGE* AS            DEALER
                                                PERCENTAGE OF:         ALLOWANCE AS A
                                           OFFERING     NET AMOUNT      PERCENTAGE OF
           AMOUNT OF PURCHASE                PRICE       INVESTED      OFFERING PRICE
-------------------------------------------------------------------------------------
Less than $50,000........................    5.75%         6.10%            5.00%
$50,000 but less than $100,000...........    4.75          4.99             4.00
$100,000 but less than $250,000..........    4.00          4.17             3.20
$250,000 but less than $500,000..........    2.95          3.04             2.25
$500,000 but less than $1,000,000........    2.20          2.25             1.70
$1,000,000 or more.......................   None**        None**         See Below**
-------------------------------------------------------------------------------------

 *Because of rounding in the calculation of offering price, actual sales charges may be more or less than those calculated using the percentages above.
**A CDSC will apply to such purchases, as discussed below.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price as shown in the above table. In the case of the maximum sales charge, the dealer retains 5% and MFD retains approximately 3/4 of 1% of the public offering price. The sales charge may vary depending on the number of shares of the Fund as well as certain other MFS Funds owned or being purchased, the existence of an agreement to purchase additional shares during a 13-month period (or 36-month period for purchases of $1 million or more) or other special purchase programs. A description of the Right of Accumulation, Letter of Intent and Group Purchase privileges by which the sales charge may be reduced is set forth in the SAI.

PURCHASES SUBJECT TO A CDSC (but not an initial sales charge). In the following five circumstances, Class A shares are offered at net asset value without an initial sales charge, but subject to a CDSC equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares, in the event of a share redemption within 12 months following the purchase:

         (i) on investments of $1 million or more in Class A shares:

         (ii) on investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), if, prior to July 1, 1996: (a) the plan had established an account with the Shareholder Servicing Agent and (b) the sponsoring organization had demonstrated to the satisfaction of MFD that either (i) the employer had at least 25 employees or (ii) the aggregate purchases by the retirement plan of Class A shares of Funds in the MFS Funds would be in an aggregate amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion;

        (iii) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the retirement plan and/or sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or any similar recordkeeping system made available by the Shareholder Servicing Agent (the "MFS Participant Recordkeeping System"); (b) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996; and (c) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds will be in an aggregate amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion;


        (iiv) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996 and (b) the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds; THE RETIREMENT PLAN WILL QUALIFY UNDER THIS CATEGORY ONLY IF THE PLAN OR ITS SPONSORING ORGANIZATION INFORMS THE SHAREHOLDER SERVICING AGENT PRIOR TO THE PURCHASE THAT THE PLAN HAS A MARKET VALUE OF $500,000 OR MORE INVESTED IN SHARES OF ANY CLASS OR CLASSES OF THE MFS FUNDS; THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY; and


         (v) on investments in Class A shares by certain retirement plans subject to ERISA if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1997; (b) such plan's records are maintained on a pooled basis by the Shareholder Servicing Agent; and (c) the sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

In the case of all such purchases, MFD will pay commissions to dealers on new investments in Class A shares made through such dealers as follows:

COMMISSION PAID BY MFD TO DEALERS          CUMULATIVE PURCHASE AMOUNT
---------------------------------     -------------------------------------
              1.00%                   On the first $2,000,000, plus
              0.80%                   Over $2,000,000 to $3,000,000, plus
              0.50%                   Over $3,000,000 to $50,000,000, plus
              0.25%                   Over $50,000,000

For purposes of determining the level of commissions to be paid to dealers with respect to a shareholder's new investment in Class A shares made on or after April 1, 1996, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchases).

See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" in the Prospectus for further discussion of the CDSC.

WAIVERS OF INITIAL SALES CHARGE AND CDSC. In certain circumstances, the initial sales charge imposed upon purchases of Class A shares and the CDSC imposed upon redemption of Class A shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class A shares is waived with respect to shares held by certain retirement plans qualified under Section 401(a) or 403(b) of the Code, and subject to ERISA, where:

         (i) the retirement plan and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and

        (ii) the retirement plan and/or sponsoring organization demonstrates to the satisfaction of, and certifies to, the Shareholder Servicing Agent that the retirement plan has, at the time of certification or will have pursuant to a purchase order placed with the certification, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;


provided, however, that the CDSC will not be waived (i.e., it will be imposed)
(a) with respect to plans which establish an account with the Shareholder Servicing Agent on or after November 1, 1997, in the event that the plan makes a complete redemption of all of its shares in the MFS Funds, or (b) with respect to plans which established an account with the Shareholder Servicing Agent prior to November 1, 1997, in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.

CLASS B SHARES: Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC upon redemption as follows:

                           YEAR OF                 CONTINGENT
                         REDEMPTION              DEFERRED SALES
                      AFTER PURCHASE                 CHARGE
                ---------------------------      --------------
                First......................            4%
                Second.....................            4%
                Third......................            3%
                Fourth.....................            3%
                Fifth......................            2%
                Sixth......................            1%
                Seventh and following......            0%

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividends or capital gain distributions.

Except as described below, MFD will pay commissions to dealers of 3.75% of the purchase price of Class B shares purchased through dealers. MFD will also advance to dealers the first year service fee payable under the Fund's Distribution Plan (see "Distribution Plan" below) at a rate equal to 0.25% of the purchase price of such shares. Therefore, the total amount paid to a dealer upon the sale of Class B shares is 4% of the purchase price of the shares (commission rate of 3.75% plus a service fee equal to 0.25% of the purchase price).

Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established its account with the Shareholder Servicing Agent on or after July 1, 1996, will be subject to the CDSC described above, only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under the Fund's Distribution Plan. As discussed above, such retirement plans are eligible to purchase Class A shares of the Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. IN THIS EVENT, THE PLAN OR ITS SPONSORING ORGANIZATION SHOULD INFORM THE SHAREHOLDER SERVICING AGENT THAT THE PLAN IS ELIGIBLE TO PURCHASE CLASS A SHARES UNDER THIS CATEGORY; THE SHAREHOLDER SERVICING AGENT HAS NO OBLIGATION INDEPENDENTLY TO DETERMINE WHETHER SUCH A PLAN QUALIFIES UNDER THIS CATEGORY FOR THE PURCHASE OF CLASS A SHARES.

See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" for further discussion of the CDSC.

WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established an account with the Shareholder Servicing Agent on or after July 1, 1996; provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.


CONVERSION OF CLASS B SHARES. Class B shares of the Fund that remain outstanding for approximately eight years will convert to Class A shares of the same Fund. Shares purchased through the reinvestment of distributions paid in respect of Class B shares will be treated as Class B shares for purposes of the payment of the distribution and service fees under the Fund's Distribution Plan. See "Distribution Plan" below. However, for purposes of conversion to Class A shares, all shares in a shareholder's account that were purchased through the reinvestment of dividends and distributions paid in respect of Class B shares (and which have not converted to Class A shares as provided in the following sentence) will be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, a portion of the Class B shares then in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares not acquired through reinvestment of dividends and distributions that are converting to Class A shares bear to the shareholder's total Class B shares not acquired through reinvestment. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversion will not constitute a taxable event for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.


CLASS C SHARES: Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year. Class C shares do not convert to any other class of the Fund. The maximum investment in Class C shares that may be made is up to $1,000,000 per transaction.


The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividend or capital gain distributions. See "Redemptions and Repurchases -- Contingent Deferred Sales Charge" below for further discussion of the CDSC.

MFD will pay dealers 1.00% of the purchase price of Class C shares purchased through dealers and, as compensation therefor, MFD will retain the 1.00% per annum distribution and service fee paid under the Fund's Distribution Plan to MFD for the first year after purchase (see "Distribution Plan" below).

Class C shares are not currently available for purchase by any retirement plan qualified under Sections 401(a) or 403(b) of the Code if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar recordkeeping program made available by the Shareholder Servicing Agent.

WAIVERS OF CDSC. In certain circumstances, the CDSC imposed upon redemption of Class C shares is waived. These circumstances are described in Appendix A to this Prospectus.

GENERAL: The following information applies to purchases of all classes of the Fund's shares.

MINIMUM INVESTMENT. Except as described below, the minimum initial investment is $1,000 per account and the minimum additional investment is $50 per account. Accounts being established for monthly automatic investments and under payroll savings programs and tax-deferred retirement programs (other than IRA's) involving the submission of investments by means of group remittal statements are subject to a $50 minimum on initial and additional investments per account. The minimum initial investment for IRAs is $250 per account and the minimum additional investment is $50 per account. Accounts being established for participation in the Automatic Exchange Plan are subject to a $50 minimum on initial and additional investments per account. There are also other limited exceptions to these minimums for certain tax-deferred retirement programs. Any minimums may be changed at any time at the discretion of MFD. The Fund reserves the right to cease offering its shares for sale at any time.

SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

RIGHT TO REJECT PURCHASE ORDERS/MARKET TIMING. Purchases and exchanges should be made for investment purposes only. The Fund and MFD each reserves the right to reject or restrict any specific purchase or exchange request. In the event that the Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund defines a "market timer" as an individual, or organization acting on behalf of one or more individuals, if (i) the individual or organization makes three or more exchange requests out of the Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 or 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

As noted above, the Fund and MFD each reserves the right to reject or restrict any specific purchase and exchange request, and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase and exchange requests by market timers. In the event that any individual or entity is determined either by the Fund or

MFD, in its sole discretion, to be a market timer with respect to any calendar year, the Fund and/or MFD will reject all exchange requests into the Fund during the remainder of that calendar year. Other funds in the MFS Funds may have different and/or more restrictive policies with respect to market timers than the Fund. These policies are disclosed in the prospectuses of these other MFS Funds.


DEALER CONCESSIONS. Dealers may receive different compensation with respect to sales of Class A, Class B and Class C shares. In addition, from time to time, MFD may pay dealers 100% of the applicable sales charge on sales of Class A shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, MFD or its affiliates may, from time to time, pay dealers an additional commission equal to 0.50% of the net asset value of all of the Class B and/or Class C shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, from time to time, MFD, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers which sell or arrange for the sale of shares of the Fund. Such concessions provided by MFD may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more MFS Fund, and/or other dealer-sponsored events. From time to time, MFD may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


SPECIAL INVESTMENT PROGRAMS. For shareholders who elect to participate in certain investment programs (e.g., the Automatic Investment Plan) or other shareholder services, MFD or its affiliates may either (i) give a gift of nominal value, such as a hand-held calculator or (ii) make a nominal charitable contribution on their behalf.

RESTRICTIONS ON ACTIVITIES OF NATIONAL BANKS. The Glass-Steagall Act prohibits national banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of the prohibition has not been clearly defined, MFD believes that such Act should not preclude banks from entering into agency agreements with MFD. If, however, a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services in respect of shareholders who invested in the Fund through a national bank. It is not expected that shareholders would suffer any adverse financial consequence as a result of these occurrences. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.
                            ------------------------

A shareholder whose shares are held in the name of, or controlled by, a dealer might not receive many of the privileges and services from the Fund (such as Right of Accumulation, Letter of Intent and certain recordkeeping services) that the Fund ordinarily provides.

EXCHANGES

Subject to the requirements set forth below, some or all of the shares in an account with the Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds at net asset value (if available for sale). Shares of one class may not be exchanged for shares of any other class.

EXCHANGES AMONG MFS FUNDS (EXCLUDING EXCHANGES FROM MFS MONEY MARKET FUNDS): No initial sales charges or CDSC will be imposed in connection with an exchange from shares of an MFS Fund to shares of any other MFS Fund, except with respect to exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund (discussed below). With respect to an exchange involving shares subject to a CDSC, the CDSC will be unaffected by the exchange and the holding period for purposes of calculating the CDSC will carry over to the acquired shares.

EXCHANGES FROM AN MFS MONEY MARKET FUND: Special rules apply with respect to the imposition of an initial sales charge or a CDSC for exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund. These rules are described under the caption "Exchanges" in the Prospectuses of those MFS money market funds.

EXCHANGES INVOLVING THE MFS FIXED FUND: Class A shares of any MFS Fund held by certain qualified retirement plans may be exchanged for units of participation of the MFS Fixed Fund (a bank collective investment fund) (the "Units"), and Units may be exchanged for Class A shares of any MFS Fund. With respect to exchanges between Class A shares subject to a CDSC and Units, the CDSC will carry over to the acquired shares or Units and will be deducted from the redemption proceeds when such shares or Units are subsequently redeemed, assuming the CDSC is then payable (the period during which the Class A shares and the Units were held will be aggregated for purposes of calculating the applicable CDSC). In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to an initial sales charge of an MFS Fund, the initial sales charge shall be due upon such exchange, but will not be imposed with respect to any subsequent exchanges between such Class A shares and Units with respect to shares on which the initial sales charge has already been paid. In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to a CDSC of an MFS Fund, the CDSC period will commence upon such exchange, and the applicability of the CDSC with respect to subsequent exchanges shall be governed by the rules set forth above in this paragraph.

GENERAL: A shareholder should read the prospectus of the other MFS Fund into which an exchange is made and consider the differences in objectives, policies and restrictions before making any exchange. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record) and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. If an Exchange Request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the exchange will occur on that day if all the requirements set forth above have been complied with at that time and subject to the Fund's right to reject purchase orders. No more than five exchanges may be made in any one Exchange Request by telephone. Additional information concerning this exchange privilege and prospectuses for any of the other MFS Funds may be obtained from dealers or the Shareholder Servicing Agent. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, an exchange could result in a gain or loss to the shareholder making the exchange. Exchanges by telephone are automatically available to most non-retirement plan accounts and certain retirement plan accounts. For further information regarding exchanges by telephone, see "Redemptions by Telephone." The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timers.

REDEMPTIONS AND REPURCHASES

A shareholder may withdraw all or any portion of the value of his account on any date on which the Fund is open for business by redeeming shares at their net asset value (a redemption ) or by selling such shares to the Fund through a dealer (a repurchase). Certain redemptions and repurchases are, however, subject to a CDSC. See "Contingent Deferred Sales Charge" below. Because the net asset value of shares of the account fluctuates, redemptions or repurchases, which are taxable transactions, are likely to result in gains or losses to the shareholder. When a shareholder withdraws an amount from his account, the shareholder is deemed to have tendered for redemption a sufficient number of full and fractional shares in his account to cover the amount withdrawn. The proceeds of a redemption or repurchase will normally be available within seven days, except for shares purchased or received in exchange for shares purchased by check (including certified checks or cashier's checks). Payment of redemption proceeds may be delayed for up to 15 days from the purchase date in an effort to assure that such check has cleared.

REDEMPTION BY MAIL: Each shareholder may redeem all or any portion of the shares in his account by mailing or delivering to the Shareholder Servicing Agent (see back cover for address) a stock power with a written request for redemption or letter of instruction, together with his share certificates (if any were issued), all in "good order" for transfer. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed in the manner set forth below under the caption "Signature Guarantee." In addition, in some cases "good order" will require the furnishing of additional documents. The Shareholder Servicing Agent may make certain de minimis exceptions to the above requirements for redemption. Within seven days after receipt of a redemption request in "good order" by the Shareholder Servicing Agent, the Fund will make payment in cash of the net asset value of the shares next determined after such redemption request was received, reduced by the amount of any applicable CDSC described above and the amount of any income tax required to be withheld, except during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. See "Tax Status" below.

REDEMPTION BY TELEPHONE: Each shareholder may redeem an amount from his account by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. Shareholders wishing to avail themselves of this telephone redemption privilege must so elect on their Account Application, designate thereon a bank and account number to receive the proceeds of such redemption, and sign the Account Application Form with the signature(s) guaranteed in the manner set forth below under the caption "Signature Guarantee." The proceeds of such a redemption, reduced by the amount of any applicable CDSC and the amount of any income tax required to be withheld, are mailed by check to the designated account, without charge, if the redemption proceeds do not exceed $1,000, and are wired in federal funds to the designated account if the redemption proceeds exceed $1,000. If a telephone redemption request is received by the Shareholder Servicing Agent by the close of regular trading on the Exchange on any business day, shares will be redeemed at the closing net asset value of the Fund on that day. Subject to the conditions described in this section, proceeds of a redemption are normally mailed or wired on the next business day following the date of receipt of the order for redemption. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

REPURCHASE THROUGH A DEALER: If a shareholder desires to sell his shares through his dealer (a repurchase), the shareholder can place a repurchase order with his dealer, who may charge the shareholder a fee. IF THE DEALER RECEIVES THE SHAREHOLDER'S ORDER PRIOR TO THE CLOSE OF REGULAR TRADING ON THE EXCHANGE AND COMMUNICATES IT TO MFD BEFORE THE CLOSE OF BUSINESS ON THE SAME DAY, THE SHAREHOLDER WILL RECEIVE THE NET ASSET VALUE CALCULATED ON THAT DAY, REDUCED BY THE AMOUNT OF ANY APPLICABLE CDSC AND THE AMOUNT OF ANY INCOME TAX REQUIRED TO BE WITHHELD.

CONTINGENT DEFERRED SALES CHARGE: Investments in Class A, Class B and Class C shares ("Direct Purchases") will be subject to a CDSC for a period of: (i) with respect to Class A and Class C shares, 12 months (however, the CDSC on Class A shares is only imposed with respect to purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares); or (ii) with respect to Class B shares, six years. Purchases of Class A shares made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of the month and each subsequent month. Class C shares and Class B shares purchased on or after January 1, 1993 will be aggregated on a calendar month basis -- all transactions made during a calendar month, regardless of when during the month they have occurred, will age one year at the close of business on the last day of such month in the following calendar year and each subsequent year. For Class B shares of the Fund purchased prior to January 1, 1993, transactions will be aggregated on a calendar year basis -- all transactions made during a calendar year, regardless of when during the year they have occurred, will age one year at the close of business on December 31 of that year and each subsequent year.

At the time of a redemption, the amount by which the value of a shareholder's account for a particular class of shares represented by Direct Purchases exceeds the sum of the six calendar year aggregations (12 months in the case of purchases of Class C shares and of purchases of

$1 million or more of Class A shares or purchases by certain retirement plans of Class A shares) of Direct Purchases may be redeemed without charge ("Free Amount"). Moreover, no CDSC is ever assessed on additional shares acquired through the automatic reinvestment of dividends or capital gain distributions ("Reinvested Shares"). Therefore, at the time of redemption of a particular class, (i) any Free Amount is not subject to the CDSC, and (ii) the amount of redemption equal to the then-current value of Reinvested Shares is not subject to the CDSC, but (iii) any amount of the redemption in excess of the aggregate of the then-current value of Reinvested Shares and the Free Amount is subject to a CDSC. The CDSC will first be applied against the amount of Direct Purchases which will result in any such charge being imposed at the lowest possible rate. The CDSC to be imposed upon redemptions will be calculated as set forth in "Purchases" above.

The applicability of a CDSC will be unaffected by exchanges or transfers of registration, except as described in Appendix A hereto.

GENERAL: The following information applies to redemptions and repurchases of all classes of the Fund's shares.

SIGNATURE GUARANTEE. In order to protect shareholders against fraud, the Fund requires, in certain instances as indicated above, that the shareholder's signature be guaranteed. In these cases the shareholder's signature must be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. Signature guarantees shall be accepted in accordance with policies established by the Shareholder Servicing Agent.

REINSTATEMENT PRIVILEGE. Shareholders of the Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of such Fund are available for sale) at net asset value (with a credit for any CDSC paid) within 90 days of the redemption pursuant to the Reinstatement Privilege. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or within 12 months of the initial purchase for Class C shares and certain Class A share purchases, a CDSC will be imposed upon redemption. Such purchases under the Reinstatement Privilege are subject to all limitations in the SAI regarding this privilege.

IN-KIND DISTRIBUTIONS. The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Fund has reserved the right to pay other redemptions, either totally or partially, by a distribution in-kind of securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or transaction charges when converting the securities to cash.

INVOLUNTARY REDEMPTIONS/SMALL ACCOUNTS. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem shares in any account for their then-current value if at any time the total investment in such account drops below $500 because of redemptions or exchanges, except in the case of accounts being established for monthly automatic investments and certain payroll savings programs, Automatic Exchange Plan accounts and tax-deferred retirement plans, for which there is a lower minimum investment requirement.

See "Purchases -- General -- Minimum Investment." Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

DISTRIBUTION PLAN

The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is a reasonable likelihood that the Plan would benefit the Fund and its shareholders.

In certain circumstances, the fees described below may not be imposed or are being waived. These circumstances, if any, are described below under the heading "Current Level of Distribution and Service Fees."

FEATURES COMMON TO EACH CLASS OF SHARES: There are features of the Distribution Plan that are common to each class of shares, as described below.

SERVICE FEES. The Distribution Plan provides that the Fund may pay MFD a service fee of up to 0.25% of the average daily net assets attributable to the class of shares to which the Distribution Plan relates (i.e., Class A shares, Class B shares or Class C shares, as appropriate) (the "Designated Class") annually in order that MFD may pay expenses on behalf of the Fund relating to the servicing of shares of the Designated Class. The service fee is used by MFD to compensate dealers which enter into a sales agreement with MFD in consideration for all personal services and/or account maintenance services rendered by the dealer with respect to shares of the Designated Class owned by investors for whom such dealer is the dealer or holder of record. MFD may from time to time reduce the amount of the service fees paid for shares sold prior to a certain date. Service fees may be reduced for a dealer that is the holder or dealer of record for an investor who owns shares of the Fund having an aggregate net asset value at or above a certain dollar level. Dealers may from time to time be required to meet certain criteria in order to receive service fees. MFD or its affiliates are entitled to retain all service fees payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates to shareholder accounts.

DISTRIBUTION FEES. The Distribution Plan provides that the Fund may pay MFD a distribution fee based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of MFD's obligations under its distribution agreement with the Fund. See "Management of the Fund -- Distributor" in the SAI. The amount of the distribution fee paid by the Fund with respect to each class differs under the Distribution Plan, as does the use of MFD of such distribution fees. Such amounts and uses are described below in the discussion of the provisions of the Distribution Plan relating to each class of shares. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expense incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its distribution agreement with the Fund.

OTHER COMMON FEATURES. Fees payable under the Distribution Plan are charged to, and therefore reduce, income allocated to shares of the Designated Class. The provisions of the

Distribution Plan relating to operating policies as well as initial approval, renewal, amendment and termination are substantially identical as they relate to each class of shares covered by the Distribution Plan.

FEATURES UNIQUE TO EACH CLASS OF SHARES: There are certain features of the Distribution Plan that are unique to each class of shares, as described below.

CLASS A SHARES. Class A shares are generally offered pursuant to an initial sales charge, a substantial portion of which is paid to or retained by the dealer making the sale (the remainder of which is paid to MFD). See "Purchases -- Class A Shares" above. In addition to the initial sales charge, the dealer also generally receives the ongoing 0.25% per annum service fee, as discussed above.

The distribution fee paid to MFD under the Distribution Plan is equal, on an annual basis, to 0.10% of the Fund's average daily net assets attributable to Class A shares. As noted above, MFD may use the distribution fee to cover distribution-related expenses incurred by it under its distribution agreement with the Fund, including commissions to dealers and payments to wholesalers employed by MFD (e.g., MFD pays commission to dealers with respect to purchases of $1 million or more and purchases by certain retirement plans of Class A shares which are sold at net asset value but which are subject to a 1% CDSC for one year after purchase). See "Purchases -- Class A Shares" above. In addition, to the extent that the aggregate service and distribution fees paid under the Distribution Plan do not exceed 0.35% per annum of the average daily net assets of the Fund attributable to Class A shares, the Fund is permitted to pay such distribution-related expenses or other distribution-related expenses.

CLASS B SHARES. Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases -- Class B Shares" above. MFD will advance to dealers the first year service fee described above at a rate equal to 0.25% of the purchase price of such shares and, as compensation therefor, MFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible to receive the ongoing 0.25% per annum service fee with respect to such shares commencing in the thirteenth month following purchase.

Under the Distribution Plan, the Fund pays MFD a distribution fee equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class B shares. As noted above, this distribution fee may be used by MFD to cover its distribution-related expenses under its distribution agreement with the Fund (including the 3.75% commission it pays to dealers upon purchase of Class B shares, as described under "Purchases -- Class B Shares" above).

CLASS C SHARES. Class C shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases -- Class C Shares" above. MFD will pay a commission to dealers of 1.00% of the purchase price of Class C shares purchased through dealers at the time of purchase. In compensation for this 1.00% commission paid by MFD to dealers, MFD will retain the 1.00% per annum Class C distribution and service fees paid by the Fund with respect to such shares for the first year after purchase, and dealers will become eligible to receive from MFD the ongoing 1.00% per annum distribution and service fees paid by the Fund to MFD with respect to such shares commencing in the thirteenth month following purchase.

This ongoing 1% fee is comprised of the 0.25% per annum service fee paid to MFD under the Distribution Plan (which MFD in turn pays to dealers), as discussed above, and a distribution fee paid to MFD (which MFD also in turn pays to dealers) under the Distribution Plan equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class C shares.

CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES. The Fund's Class A, Class B and Class C distribution and service fees for its current fiscal year are 0.25%, 1.00% and 1.00% per annum of the Fund's net assets, respectively. Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Trust may determine.

DISTRIBUTIONS

The Fund intends to pay substantially all of its net investment income for any calendar year to its shareholders as dividends on an annual basis. In determining the net investment income available for distributions, the Fund may rely on projections of its anticipated net investment income over a longer term, rather than its actual net investment income for the period. The Fund may make one or more distributions during the calendar year to its shareholders from any long-term capital gains, and may also make one or more distributions during the calendar year to its shareholders from short-term capital gains. Shareholders may elect to receive dividends and capital gain distributions in either cash or additional shares of the same class with respect to which a distribution is made. Distribution paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.

TAX STATUS

The Fund is treated as an entity separate from the other series of the Trust for federal income tax purposes. In order to minimize the taxes the Fund would otherwise be required to pay, the Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes, although the Fund's foreign-source income may be subject to foreign withholding taxes.


Shareholders of the Fund normally will have to pay federal income taxes (and any state or local taxes) on the dividends and capital gain distributions they receive from the Fund, whether paid in cash or reinvested in additional shares. A portion of the dividends received from the Fund (but none of the Fund's capital gain distributions) may qualify for the dividends received deduction for corporations. Shortly after the end of each calendar year, each shareholder will be sent a statement setting forth the federal income tax status of all dividends and distributions for that year, including the portion taxable as ordinary income, the portion taxable as long-term capital gain (as well as the rate category or categories under which such gain is taxable), the portion, if any, representing a return of capital (which is free of current taxes but results in a basis reduction), and the amount, if any, of federal income tax withheld.


Fund distributions will reduce the Fund's net asset value per share. Shareholders who buy shares shortly before the Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

The Fund intends to withhold U.S. federal income tax at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the Fund's Account Application for additional information regarding backup withholding of federal income tax and should consult their own tax advisers as to the tax consequences to them of an investment in the Fund.


NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is determined each day during which the Exchange is open for trading. This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of liabilities attributable to the class from the value of the Fund's assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Assets in the Fund's portfolio are valued on the basis of their market values as described in the SAI. The net asset value of each class of shares is effective for orders received by the dealer prior to its calculation and received by MFD prior to the close of that business day.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund, one of four series of the Trust, has three classes of shares which it offers to the general public, entitled Class A, Class B and Class C Shares of Beneficial Interest (without par value). The Fund also has a class of shares which it offers exclusively to certain institutional investors, entitled Class I shares. The Trust has reserved the right to create and issue additional classes and series of shares, in which case each class of shares of a series would participate equally in the earnings, dividends and assets attributable to that class of that particular series. Shareholders are entitled to one vote for each share held and shares of each series would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series would vote together in the election of Trustees and selection of accountants. Additionally, each class of shares of a series will vote separately on any material increases in the fees under the Distribution Plan or on any other matter that affects solely that class of shares, but will otherwise vote together with all other classes of shares of the series on all other matters. The Trust does not intend to hold annual shareholder meetings. The Declaration of Trust provides that a Trustee may be removed from office in certain instances (see "Description of Shares, Voting Rights and Liabilities" in the SAI).

Each share of a class of the Fund represents an equal proportionate interest in the Fund with each other class share, subject to the liabilities of that class. Shares have no pre-emptive or conversion rights (except as set forth above in "Purchases -- Conversion of Class B Shares"). Shares are fully paid and non-assessable. Should the Fund be liquidated, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. Shares will remain on deposit with the Shareholder Servicing Agent and certificates will not be issued except in connection with pledges and assignments and in certain other limited circumstances.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance (e.g., fidelity bonding and errors and omissions insurance) existed and the Trust itself was unable to meet its obligations.

PERFORMANCE INFORMATION


From time to time, the Fund will provide total rate of return quotations for each class of shares and may also quote fund rankings in the relevant fund category from various sources, such as the Lipper Analytical Services, Inc. and Wiesenberger Investment Companies Service. Total rate of return quotations will reflect the average annual percentage change over stated periods in the value of an investment in each class of shares of the Fund made at the maximum public offering price of the shares of that class with all distributions reinvested and which will give effect to the imposition of any applicable CDSC assessed upon redemptions of the Fund's Class B and Class C shares. Such total rate of return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge or the deduction of a CDSC, and which will thus be higher. The Fund offers multiple classes of shares which were initially offered for sale to, and purchased by, the public on different dates (the class "inception date"). The calculation of total rate of return for a class of shares which has a later class inception date than another class of shares of the Fund is based both on (i) the performance of the Fund's newer class from its inception date and (ii) the performance of the Fund's oldest class from its inception date up to the class inception date of the newer class. See the SAI for further information on the calculation of total rate of return for share classes with different class inception dates.



The Fund's total rate of return quotations are based on historical performance and are not intended to indicate future performance. Total rate of return reflects all components of investment return over a stated period of time. The Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which the Fund will calculate its total rate of return, see the SAI. For further information about the Fund's performance for the fiscal year ended, August 31, 1997, please see the Fund's Annual Report. A copy of the Annual Report may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time, make a list of all or a portion of its holdings available to investors upon request.


EXPENSES

The Trust pays the compensation of the Trustees who are not officers of MFS and all expenses of the Fund (other than those assumed by MFS) including but not limited to: governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectus, periodic reports, notices and proxy statements to shareholders and to governmental officers and commissions; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums; fees and expenses of State Street Bank and Trust Company, the Trust's Custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses are borne by the Fund except that the Distribution Agreement with MFD requires MFD to pay for prospectuses that are to be used to sales purposes. Expenses of the Trust which are not attributable to a specific series of the Trust are allocated among the series in a manner believed by management of the Trust to be fair and equitable.


9.  SHAREHOLDER SERVICES

Shareholders with questions concerning the shareholder services described below or concerning other aspects of the Fund, should contact their investment dealer or the Shareholder Servicing Agent (see back cover for address and phone number).

ACCOUNT AND CONFIRMATION STATEMENTS -- Each shareholder will receive confirmation statements showing the transaction activity in his account. At the end of each calendar year, each shareholder will receive information regarding the tax status of reportable dividends and distributions for that year (see "Tax Status" above).

DISTRIBUTION OPTIONS -- The following options are available to all accounts (except Systematic Withdrawal Plan accounts) and may be changed as often as desired by notifying the Shareholder Servicing Agent:

    -- Dividends and capital gain distributions reinvested in additional shares.
       This option will be assigned if no other option is specified.

    -- Dividends in cash; capital gain distributions reinvested in additional shares.

    -- Dividends and capital gain distributions in cash.

Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the net asset value in effect on the record date. Dividends and capital gain distributions in amounts less than $10 will automatically be reinvested in additional shares of the Fund. If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from the Shareholder Servicing Agent with regard to uncashed distribution checks, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. Any request to change a distribution option must be received by the Shareholder Servicing Agent by the record date for a dividend or distribution in order to be effective for that dividend or distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

INVESTMENT AND WITHDRAWAL PROGRAMS -- For the convenience of shareholders, the Fund makes available the following programs designed to enable shareholders to add to their investment in an account with the Fund or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.

LETTER OF INTENT -- If a shareholder (other than a group purchaser as described in the SAI) anticipates purchasing $50,000 or more of Class A shares of the Fund alone or in combination with shares of any class of other MFS Funds or MFS Fixed Fund (a bank collective trust) within a 13-month period (or 36-month period for purchases of $1 million or more), the shareholder may obtain such shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to escrow agreements and the appointment of an attorney for redemptions from the escrow amount if the intended purchases are not completed, by completing the Letter of Intent section of the Account Application.

    RIGHT OF ACCUMULATION -- A shareholder qualifies for cumulative quantity discounts on purchases of Class A shares when his new investment, together with the current offering price value of all holdings of Class A, Class B and Class C shares of that shareholder in the MFS Funds and MFS Fixed Fund (a bank collective trust), reaches a discount level.

    DISTRIBUTION INVESTMENT PROGRAM -- Shares of a particular class of the Fund may be sold at net asset value (and without any applicable CDSC) through the automatic reinvestment of dividend and capital gain distributions from the same class of another MFS Fund. Furthermore, distributions made by the Fund may be automatically invested at net asset value in shares of the same class of another MFS Fund, if shares of such fund are available for sale (without a sales charge and not subject to any applicable CDSC).

    SYSTEMATIC WITHDRAWAL PLAN -- A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B and Class C shares in any year pursuant to a SWP will not be subject to a CDSC and are generally limited to 10% of the value of the account at the time of the establishment of the SWP. The CDSC will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC.

DOLLAR COST AVERAGING PROGRAMS

    AUTOMATIC INVESTMENT PLAN: Cash investments of $50 or more may be made through a shareholder's checking account on any day of the month. If the shareholder does not specify a date, the investment will automatically occur on the first business day of the month. Required forms are available from the Shareholder Servicing Agent or investment dealers.

    AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of the other MFS Funds (and, in the case of Class C shares, for shares of the MFS Money Market Fund) under the Automatic Exchange Plan, a dollar cost averaging program. The Automatic Exchange Plan provides for automatic monthly or quarterly exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds. A shareholder should consider the objectives and policies of a fund and review its prospectus before electing to exchange money into such fund through the Automatic Exchange Plan. No transaction fee is imposed in connection with exchange transactions under the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund or Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, could result in a capital gain or loss to the shareholder making the exchange. See the SAI for further information concerning the Automatic Exchange Plan. Investors should consult their tax advisers for information regarding the potential capital gain and loss consequences of transactions under the Automatic Exchange Plan.

Because a dollar cost averaging program involves periodic purchases of shares regardless of fluctuating share offering prices, a shareholder should consider his financial ability to continue his purchases through periods of low price levels. Maintaining a dollar cost averaging program concurrently with a withdrawal program could be disadvantageous because of the sales charge included in share purchases in the case of Class A shares and because of the assessment of the CDSC for certain share redemptions in the case of Class A shares.

TAX-DEFERRED RETIREMENT PLANS -- Except as noted under "Purchases -- Class C shares," shares of the Fund may be purchased by all types of tax-deferred retirement plans, including IRAs, SEP-IRA plans, 401(k) plans, 403(b) plans and other corporate pension and profit-sharing plans. Investors should consult with their tax advisers before establishing any of the tax-deferred retirement plans described above.
                            ------------------------


The Fund's SAI, dated January 1, 1998, contains more detailed information about the Fund, including, but not limited to, information related to (i) the Fund's investment objective, policies and restrictions, (ii) Trustees, officers and investment adviser, (iii) portfolio transactions and brokerage commissions, (iv) the Distribution Plan, (v) the method used to calculate total rate of return quotations of the Fund, and (vi) various services and privileges provided by the Fund for the benefit of its shareholders, including additional information with respect to the exchange privilege.

                                   APPENDIX A

WAIVERS OF SALES CHARGES

This Appendix sets forth the various circumstances in which all applicable sales charges are waived (Section I), the initial sales charge and the CDSC for Class A shares are waived (Section II), and the CDSC for Class B shares is waived (Section III). As used in the Prospectus and any appendices thereto the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFD.

I. WAIVERS OF ALL APPLICABLE SALES CHARGES

In the following circumstances, the initial charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares and on redemptions of Class B shares, as applicable, are waived:

1. DIVIDEND REINVESTMENT

  - Shares acquired through dividend or capital gain reinvestment; and

  - Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any fund in the MFS Funds pursuant to the Distribution Investment Program.

2. CERTAIN ACQUISITIONS/LIQUIDATIONS

  - Shares acquired on account of the acquisition or liquidation of assets of other investment companies or personal holding companies.

3. AFFILIATES OF AN MFS FUND/CERTAIN DEALERS. SHARES ACQUIRED BY:

  - Officers, eligible directors, employees (including retired employees) and agents of MFS, Sun Life or any of their subsidiary companies;

  - Trustees and retired trustees of any investment company for which MFD serves as distributor;

  - Employees, directors, partners, officers and trustees of any sub-adviser to any MFS Fund;

  - Employees or registered representatives of dealers;

  - Certain family members of any such individual and their spouses identified above and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the MFS Fund which issued the shares; and

  - Institutional Clients of MFS or MFS Institutional Advisors, Inc.

4. INVOLUNTARY REDEMPTIONS (CDSC WAIVER ONLY)

  - Shares redeemed at an MFS Fund's direction due to the small size of a shareholder's account. See "Redemptions and Repurchases -- General -- Involuntary Redemptions/Small Accounts" in the Prospectus.

5. RETIREMENT PLANS (CDSC WAIVER ONLY). Shares redeemed on account of distributions made under the following circumstances:

  INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

  - Death or disability of the IRA owner.

  SECTION 401(A) PLANS ("401(A) PLANS") AND SECTION 403(B) EMPLOYER SPONSORED PLANS ("ESP PLANS")

  - Death, disability or retirement of 401(a) or ESP Plan participant;

  - Loan from 401(a) or ESP Plan;

  - Financial hardship (as defined in Treasury Regulation Section
    1.401(k)-1(d)(2), as amended from time to time);

  - Termination of employment of 401(a) or ESP Plan participant (excluding, however, a partial or other termination of the Plan);

  - Tax-free return of excess 401(a) or ESP Plan contributions;

  - To the extent that redemption proceeds are used to pay expenses (or certain participant expenses) of the 401(a) or ESP Plan (e.g., participant account fees), provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by MFS Service Center, Inc. (the "Shareholder Servicing Agent"); and

  - Distributions from a 401(a) or ESP Plan that has invested its assets in one or more of the MFS Funds for more than 10 years from the later to occur of:
    (i) January 1, 1993 or (ii) the date such 401(a) or ESP Plan first invests its assets in one or more of the MFS Funds.

  - The sales charges will be waived in the case of a redemption of all of the 401(a) or ESP Plan's shares in all MFS Funds (i.e., all the assets of the 401(a) or ESP Plan invested in the MFS Funds are withdrawn), unless immediately prior to the redemption, the aggregate amount invested by the 401(a) or ESP Plan in shares of the MFS Funds (excluding the reinvestment of distributions) during the prior four years equals 50% or more of the total value of the 401(a) or ESP Plan's assets in the MFS Funds, in which case the sales charges will not be waived.

  SECTION 403(B) SALARY REDUCTION ONLY PLANS ("SRO PLANS")

  - Death or disability of SRO Plan participant.

6. CERTAIN TRANSFERS OF REGISTRATION (CDSC WAIVER ONLY). Shares transferred:

  - To an IRA rollover account where any sales charges with respect to the shares being reregistered would have been waived had they been redeemed; and

  - From a single account maintained for a 401(a) Plan to multiple accounts maintained by the Shareholder Servicing Agent on behalf of individual participants of such Plan, provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent.

7. LOAN REPAYMENTS.

  - Shares acquired pursuant to repayments by retirement plan participants of loans from 401(a) or ESP Plans with respect to which such Plan or its sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or the MFS Recordkeeper Plus Program (but not the MFS Recordkeeper Program).

II. WAIVERS OF CLASS A SALES CHARGES

In addition to the waivers set forth in Section I above, in the following circumstances the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares are waived:

1. WRAP ACCOUNT AND FUND "SUPERMARKET" INVESTMENTS

  - Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

2. INVESTMENT BY INSURANCE COMPANY SEPARATE ACCOUNTS

  - Shares acquired by insurance company separate accounts.

3. RETIREMENT PLANS

  ADMINISTRATIVE SERVICES ARRANGEMENTS

  - Shares acquired by retirement plans or trust accounts whose third party administrators or dealers have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.

  REINVESTMENT OF DISTRIBUTIONS FROM QUALIFIED RETIREMENT PLANS

  - Shares acquired through the automatic reinvestment in Class A shares of Class A or Class B distributions which constitute required withdrawals from qualified retirement plans.

  SHARES REDEEMED ON ACCOUNT OF DISTRIBUTIONS MADE UNDER THE FOLLOWING
CIRCUMSTANCES:

  IRAS

  - Distributions made on or after the IRA owner has attained the age of 59 1/2 years old; and

  - Tax-free returns of excess IRA contributions.

  401(A) PLANS

  - Distributions made on or after the 401(a) Plan participant has attained the age of 59 1/2 years old; and

  - Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.

  ESP PLANS AND SRO PLANS

  - Distributions made on or after the ESP or SRO Plan participant has attained the age of 59 1/2 years old.


4. PURCHASE OF AT LEAST $5 MILLION (CDSC WAIVER ONLY)



  - Shares acquired of Eligible Funds (as defined below) if the shareholder's investment equals or exceeds $5 million in one or more Eligible Funds (the "Initial Purchase") (this waiver applies to the shares acquired from the Initial Purchase and all shares of Eligible Funds subsequently acquired by the shareholder); provided that the dealer through which the Initial Purchase is made enters into an agreement with MFD to accept delayed payment of commissions with respect to the Initial Purchase and all subsequent investments by the shareholder in the Eligible Funds subject to such requirements as may be established from time to time by MFD (for a schedule of the amount of commissions paid by MFD to the dealer on such investments see "Purchases -- Class A Shares -- Purchases subject to a CDSC" in the Prospectus). The Eligible Funds are all funds included in the MFS Family of Funds, except for Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Municipal Bond Fund, MFS Municipal Limited Maturity Fund, MFS Money Market Fund, MFS Government Money Market Fund and MFS Cash Reserve Fund.



III. WAIVERS OF CLASS B AND CLASS C SALES CHARGES


  - In addition to the waivers set forth in Section I above, in the following circumstances the CDSC imposed on redemptions of Class B shares is waived:

1. SYSTEMATIC WITHDRAWAL PLAN

  - Systematic Withdrawal Plan redemptions with respect to up to 10% per year (or 15% per year, in the case of accounts registered as IRAs where the redemption is made pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended) of the account value at the time of establishment.

2. DEATH OF OWNER

  - Shares redeemed on account of the death of the account owner if the shares are held solely in the deceased individual's name or in a living trust for the benefit of the deceased individual.

3. DISABILITY OF OWNER

  - Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual's name or in a living trust for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to the Shareholder Servicing Agent).

4. RETIREMENT PLANS. Shares redeemed on account of distributions made under the following circumstances:

  IRAS, 401(A) PLANS, ESP PLANS AND SRO PLANS

  - Distributions made on or after the IRA owner or the 401(a), ESP or SRO Plan participant, as applicable, has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Internal Revenue Code ("Code") rules.

  SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS ("SAR-SEP PLANS")

  - Distributions made on or after the SAR-SEP Plan participant has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Code rules; and

  - Death or disability of a SAR-SEP Plan participant.

Investment Adviser
Massachusetts Financial
Services Company
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116
(617) 954-5000

Custodian and Dividend
Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116
Toll-free: (800) 225-2606
Mailing Address:
P.O. Box 2281
Boston, MA 02107-9906

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

THE MFS FAMILY OF FUNDS(R) AMERICA'S OLDEST MUTUAL FUND GROUP

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time. This material should be read carefully before investing or sending money.

STOCK
--------------------------------------------------------------------------------
Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS(R) Emerging Growth Fund
MFS(R) Equity Income Fund
MFS(R) Growth Opportunities Fund
MFS(R) Large Cap Growth Fund  (1)
MFS(R) Managed Sectors Fund
MFS(R) Mid Cap Growth Fund  (2)
MFS(R) New Discovery Fund
MFS(R) Research Fund
MFS(R) Research Growth and Income Fund
MFS(R) Strategic Growth Fund
MFS(R) Union Standard(R) Equity Fund
MFS(R) Value Fund

STOCK AND BOND
--------------------------------------------------------------------------------
MFS(R) Total Return Fund
MFS(R) Utilities Fund

Bond
--------------------------------------------------------------------------------
MFS(R) Bond Fund
MFS(R) Government Mortgage Fund
MFS(R) Government Securities Fund
MFS(R) High Income Fund
MFS(R) Intermediate Income Fund
MFS(R) Strategic Income Fund

Limited Maturity Bond
--------------------------------------------------------------------------------
MFS(R) Government Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Municipal Limited Maturity Fund


World
--------------------------------------------------------------------------------
MFS(R)/Foreign & Colonial Emerging
   Markets Equity Fund
MFS(R) International Growth Fund (3)
MFS(R) International Growth and
   Income Fund (4)
MFS(R) World Asset Allocation Fund sm
MFS(R) World Equity Fund
MFS(R) World Governments Fund
MFS(R) World Growth Fund
MFS(R) World Total Return Fund

NATIONAL TAX-FREE BOND
--------------------------------------------------------------------------------
MFS(R) Municipal Bond Fund
MFS(R) Municipal High Income Fund
MFS(R) Municipal Income Fund

STATE TAX-FREE BOND
--------------------------------------------------------------------------------
Alabama, Arkansas, California, Florida, Georgia, Maryland, Massachusetts, Mississippi, New York, North Carolina, Pennsylvania, South Carolina,
Tennessee, Virginia, West Virginia

MONEY MARKET
--------------------------------------------------------------------------------
MFS(R) Cash Reserve Fund
MFS(R) Government Money Market Fund
MFS(R) Money Market Fund


(1)  Formerly MFS(R) Capital Growth Fund.

(2)  Formerly MFS(R) OTC Fund.

(3)  Formerly MFS(R)/Foreign & Colonial International Growth Fund.

(4)  Formerly MFS(R)/Foreign & Colonial International Growth and Income Fund.

                                                             -------------------
                                                                  Bulk Rate
                                                                 U.S. Postage
                                                                    Paid
                                                                    MFS
                                                             -------------------
[MFS LOGO]
We invented the Mutual fund

MFS(R) MID-CAP GROWTH STOCK FUND

500 Boylston Street, Boston, MA 02116-3741



This is your fund's current prospectus.
Please keep it with your financial
records because it provides important facts about your investment.

[MFS LOGO](SM)
INVESTMENT MANAGEMENT

WE INVENTED THE MUTUAL FUND(SM)


MFS(R) MID CAP GROWTH FUND                        STATEMENT OF
                                                  ADDITIONAL INFORMATION


(A Member of the MFS Family of Funds(R))          January 1, 1998

------------------------------------------------------------------------


                                                                   Page
                                                                   -----

  1.  Definitions................................................      2
  2.  Investment Objective, Policies and Restrictions............      2
          Certain Securities and Investment Techniques...........      2
  3.  Management of the Fund.....................................     13
          Trustees...............................................     13
          Officers...............................................     13
          Trustee Compensation Table.............................     14
          Investment Adviser.....................................     14
          Administrator..........................................     15
          Custodian..............................................     15
          Shareholder Servicing Agent............................     15
          Distributor............................................     15
  4.  Portfolio Transactions and Brokerage Commissions...........     16
  5.  Shareholder Services.......................................     17
          Investment and Withdrawal Programs.....................     17
          Exchange Privilege.....................................     20
          Tax-Deferred Retirement Plans..........................     20
  6.  Tax Status.................................................     21
  7.  Determination of Net Asset Value and Performance...........     22
  8.  Distribution Plan..........................................     24
  9.  Description of Shares, Voting Rights and Liabilities.......     25
 10.  Independent Auditors and Financial Statements..............     26
      Appendix A.................................................    A-1



MFS MID CAP GROWTH FUND
A Series of MFS Series Trust IV
500 Boylston Street, Boston, Massachusetts 02116
(617) 954-5000


This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated January 1, 1998. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see last page for address and phone number).


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

1. DEFINITIONS



"Fund"                 --   MFS Mid Cap Growth Fund, a non-diversified series of
                            MFS Series Trust IV (the "Trust"), a Massachusetts business trust. The Fund was known as MFS OTC Fund until its name was changed on August 29, 1997, and the Trust was known as Massachusetts Cash Management
                            Trust until its name was changed on August 27, 1993.

"MFS" or the "Adviser" --   Massachusetts Financial Services Company, a Delaware
                            corporation.

"MFD"                  --   MFS Fund Distributors, Inc., a Delaware corporation.

"Prospectus"           --   The Prospectus of the Fund, dated January 1, 1998,
                            as amended or supplemented from time to time.


2. INVESTMENT OBJECTIVE, POLICIES AND
   RESTRICTIONS

INVESTMENT OBJECTIVE. The Fund's investment objective is to seek to obtain long-term growth of capital.

INVESTMENT POLICIES. The following discussion of the Fund's investment policies and restrictions supplements, and should be read in conjunction with, the information set forth in the "Investment Objective and Policies" section of the Prospectus. Any investment involves risk and there can be no assurance that the Fund will achieve its investment objective.


CERTAIN SECURITIES AND INVESTMENT TECHNIQUES


NON-DIVERSIFIED STATUS: The Fund has registered as a "non-diversified" investment company. As a result, under the Investment Company Act of 1940 (the "1940 Act") the Fund is limited only by its own investment restrictions as to the percentage of its assets which may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Fund would still have to meet quarterly diversification requirements under the Internal Revenue Code of 1986, as amended (the "Code") in order for the Fund to qualify as a regulated investment company. (See "Tax Status" below for more information.) As a result of the Code's diversification requirements, the Fund may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

ZERO COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS: Fixed income securities that the Fund may invest in include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

SECURITIES LENDING: The Fund may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member banks of the Federal Reserve System and to member firms (or subsidiaries thereof) of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will usually not exceed five days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of cash collateral or a fee. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which could be earned currently from securities loans of this type justifies the attendant risk. If the Adviser determines to lend securities, it is not intended that the value of the securities loaned would exceed 30% of the value of the Fund's total assets.

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with sellers who are member firms (or subsidiaries thereof) of the Exchange or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that the Fund purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government securities.

The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

"WHEN-ISSUED" SECURITIES: When the Fund commits to purchase a security on a "when-issued" or "forward delivery" basis, it will set up procedures consistent with the General Statement of Policy of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since that policy currently recommends that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund will always have liquid assets sufficient to cover any commitments or to limit any potential risk. However, although the Fund does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of the SEC policy, purchases of securities on such bases may involve more risk than other types of purchases. For example, the Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Fund determines it necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made.

INDEXED SECURITIES: The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity (i.e., principal value) or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the investment. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

MORTGAGE "DOLLAR ROLL" TRANSACTIONS: As described in the Prospectus, the Fund may enter into mortgage "dollar roll" transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. The Fund records these transactions as sale and purchase transactions rather than as borrowing transactions. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by receipt of a commitment fee.

FOREIGN SECURITIES: The Fund may invest up to 35% (and generally expects to invest between 0% and 20%) of its net assets in foreign securities which are not traded on a U.S. exchange (not including American Depositary Receipts). As discussed in the Prospectus, investing in foreign securities generally represents a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time. While the holding of currencies will permit the Fund to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Fund to risk of loss if exchange rates move in a direction adverse to the Fund's position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

AMERICAN DEPOSITARY RECEIPTS: The Fund may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depositary of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Fund's custodian in five days. The Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency.

CORPORATE ASSET-BACKED SECURITIES: The Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

RISKS OF INVESTING IN LOWER RATED BONDS: The Fund may invest in non-convertible fixed income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

The Fund may also invest in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch and comparable unrated securities (commonly known as "junk bonds") to the extent described in the Prospectus. No minimum rating standard is required by the Fund. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules require that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to depress the prices of outstanding lower rated high yielding fixed income securities. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.

While the Adviser may refer to ratings issued by established credit rating agencies, it is not the Fund's policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. To the extent the Fund invests in these lower rated securities, the achievement of its investment objectives may be more dependent on the Adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and bonds on which interest is payable in kind ("PIK Bonds") which are described above.

OPTIONS ON SECURITIES: The Fund may write (sell) covered call and put options on securities and purchase call and put options on securities. The Fund may write options on securities for the purpose of increasing its return on such securities and for hedging purposes.

A call option written by the Fund is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire such security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets. A put option written by the Fund is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written or (ii) is less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets. Put and call options written by the Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit the Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund, provided that another option on such security is not written. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Fund is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Fund is more than the premium paid for the original purchase. Conversely, the Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option previously written by the Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call option the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options could be used by the Fund in the same market environments that call options would be used in equivalent buy-and-write transactions.

The Fund may write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, the Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The writing of options on securities will be undertaken by the Fund for purposes in addition to hedging, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

The Fund also may purchase put and call options on securities. Put options would be purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the underlying securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and related transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such an increase occurs, the call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rose or declined sufficiently, the option may expire worthless to the Fund.

The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Fund's assets (the "SEC illiquidity ceiling"). Although the Adviser disagrees with this position, the Adviser intends to limit the Fund's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which the Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-money. The Fund will treat all or a part of the formula price as illiquid for purposes of the SEC illiquidity ceiling. The Fund may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

OPTIONS ON STOCK INDICES: The Fund may write (sell) covered call and put options on stock indices and purchase call and put options on stock indices for the purpose of increasing its gross income and to protect its portfolio against declines in the value of securities it owns or increases in the value of securities to be acquired.

The Fund may cover call options on stock indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. The Fund may cover put options on stock indices by maintaining liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets. Put and call options on stock indices written by the Fund may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The purchase of call options on stock indices may be used by the Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Fund will also bear the risk of losing all or a portion of the premium paid, and related transaction costs, if the value of the index does not rise. The purchase of call options on stock indices when the Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

The Fund also may purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option, plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

YIELD CURVE OPTIONS: The Fund may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, the Fund may purchase or write such options for hedging purposes. For example, the Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the Adviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the Fund will be "covered." A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or cash equivalents sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. See "Options on Securities" above for a discussion of the policies the Adviser intends to follow to limit the Fund's investment in these securities.

OPTIONS ON FOREIGN CURRENCIES: The Fund may purchase and write put and call options on foreign currencies ("Options on Foreign Currencies") for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put Options on the Foreign Currency. If the value of the currency did decline, the Fund would have the right to sell such currency for a fixed amount in dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of Options on Foreign Currencies would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in Options on Foreign Currencies which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write Options on Foreign Currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it may, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurred, the option would most likely not be exercised, and the diminution in value of portfolio securities would be offset by the amount of the premium received less related transaction costs. As in the case of other types of options, therefore, the writing of Options on Foreign Currencies will constitute only a partial hedge.

FUTURES CONTRACTS: The Fund may enter into stock index and foreign currency futures contracts ("Futures Contracts") for hedging purposes or for non-hedging purposes (which may be speculative) to the extent permitted by applicable law. A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of foreign currency futures contracts, the currency or the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures Contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

The purchase or sale of a Futures Contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin". Subsequent payments to and from the broker, referred to as "variation margin", are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable -- a process known as "marking to the market."

Purchases or sales of stock index futures contracts may be used to attempt to protect the Fund's current or intended stock investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

As noted in the Prospectus, the Fund may purchase and sell foreign currency futures contracts for hedging purposes, to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.

Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

OPTIONS ON FUTURES CONTRACTS: The Fund may write or purchase options to buy or sell Futures Contracts ("Options on Futures Contracts"), for hedging purposes or for non-hedging purposes (which may be speculative) to the extent permitted by applicable law. The writing of a call Option on a Futures Contract constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put Option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

The Fund may cover the writing of call Options on Futures Contracts (a) through purchases of the underlying Futures Contract, (b) through ownership of the instrument, or instruments included in the index, underlying the Futures Contract, or (c) through the holding of a call on the same Futures Contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. The Fund may cover the writing of put Options on Futures Contracts
(a) through sales of the underlying Futures Contract, (b) through segregation of liquid assets in an amount equal to the value of the security or index underlying the Futures Contract, or (c) through the holding of a put on the same Futures Contract and in the same principal amount as the put written where the exercise price of the put held (i) is equal to or greater than the exercise price of the put written or (ii) is less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. Put and Call Options on Futures Contracts written by the Fund may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Upon the exercise of a call Option on a Futures Contract written by the Fund, the Fund will be required to sell the underlying Futures Contract which, if the Fund has covered its obligation through the purchase of such Contract, will serve to liquidate its futures position. Similarly, where a put Option on a Futures Contract written by the Fund is exercised, the Fund will be required to purchase the underlying Futures Contract which, if the Fund has covered its obligation through the sale of such Contract, will close out its futures position.

The Fund may purchase Options on Futures Contracts for hedging purposes as an alternative to purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Fund could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call Options on Futures Contracts, rather than purchasing the underlying Futures Contracts.

In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission (the "CFTC") require that the Fund enter into transactions in Futures Contracts and Options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets. In addition, the Fund must comply with the requirements of various state securities laws in connection with such transactions.

FORWARD CONTRACTS: The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract (a "Forward Contract"). The Fund may enter into Forward Contracts for hedging purposes as well as for non-hedging (which may be speculative). The Fund may also enter into Forward Contracts for "cross-hedging" as noted in the Prospectus. Transactions in Forward Contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. The Fund may also enter into transactions in Forward Contracts for other than hedging purposes which presents greater profit potential but also involves increased risk. For example, if the Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Fund may purchase or sell such currency, respectively, through a Forward Contract. If the expected changes in the value of the currency occur, the Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.


The Fund has established procedures which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Fund satisfies this requirement through segregation of assets, it will maintain liquid assets, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.

RISK FACTORS: IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH THE FUND'S PORTFOLIO -- The Fund's ability effectively to hedge all or a portion of its portfolio through transactions in options, Futures Contracts, and Forward Contracts will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Fund's portfolio. Because the securities in the Fund's portfolio will most likely not be the same as those securities underlying a stock index, the correlation between movements in the portfolio and in the securities underlying the index will not be perfect. The trading of Futures Contracts and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in such markets. In this regard, trading by speculators in options and Futures Contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts. It should be noted that Futures Contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or Futures Contracts based on a broad market index, because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contracts will not be fully reflected in the value of the option. Further, with respect to options on securities, options on stock indexes and Options on Futures Contracts, the Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. In writing a covered call option on a security, index or Futures Contract, the Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument.

The Fund will invest in a hedging instrument only if, in the judgment of its Adviser, there would be expected to be a sufficient degree of correlation between movements in the value of the instrument and movements in the value of the relevant portion of the Fund's portfolio for such hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

It should also be noted that the Fund may enter into transactions in options, futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes, which may include for speculative purposes, including the purpose of increasing its return on portfolio securities. As a result, in the event of adverse market movements, the Fund might be subject to losses, which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In addition, the method of covering an option employed by the Fund may not fully protect it against risk of loss and, in any event, the Fund could suffer losses on the option position which might not be offset by corresponding portfolio gains.

With respect to the writing of straddles on securities, the Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received.

POTENTIAL LACK OF A LIQUID SECONDARY MARKET -- Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While the Fund will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Fund, and the Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Fund had insufficient cash available to meet margin requirements, it might be necessary to liquidate portfolio securities at a time when it would be disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Fund's ability effectively to hedge its portfolios, and could result in trading losses. The liquidity of a secondary market in a Futures Contract or options thereon may also be adversely affected by "daily price fluctuation limits", established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. The trading of Futures Contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

MARGIN -- Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Because the Fund would engage in the purchase or sale of Futures Contracts, the writing of Options on Futures Contracts, and the purchase and writing of options on securities and stock indexes in part for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Fund or decreases in the prices of securities the Fund intends to acquire. Where the Fund writes options on securities or options on stock indexes for other than hedging purposes, the margin require-ments associated with such transactions could expose the Fund to greater risk.

TRADING AND POSITION LIMITS -- The exchanges on which Futures Contracts and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Fund.

RISK OF OPTIONS ON FUTURES CONTRACTS -- The amount of risk the Fund assumes when it purchases an Option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an Option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying index or Futures Contract.

ADDITIONAL RISKS OF TRANSACTIONS NOT CONDUCTED ON EXCHANGES -- Transactions in Forward Contracts are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Fund. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies. Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which would not be reflected in the forward markets until the following day, thereby preventing the Fund from responding to such events in a timely manner. Settlements of exercises of Forward Contracts generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Forward Contracts, and over-the-counter options on securities, are not traded on exchanges regulated by the CFTC or the SEC, but through financial institutions acting as market-makers. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Fund's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Fund could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Fund's ability to profit from open positions or to reduce losses experienced, and could result in greater losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house, and the Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty.

While Forward Contracts are not presently subject to regulation by the CFTC, the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, the Fund's ability to utilize Forward Contracts in the manner set forth above could be restricted.

The Fund has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of the Fund's total assets. Moreover, the Fund will not purchase put and call options if, as a result, more than 5% of its total assets would be invested in such options.

When the Fund purchases a Futures Contract, an amount of cash and cash equivalents will be deposited in a segregated account with the Fund's custodian so that the amount so segregated will at all times equal the value of the Futures Contract, thereby insuring that the leveraging effect of such Futures Contract is minimized.

The policies stated above are not fundamental and may be changed without shareholder approval, as may the Fund's investment objective.

INVESTMENT RESTRICTIONS. The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust (or a class or series, as applicable), or
(ii) 67% or more of the outstanding shares of the Trust (or a class or series, as applicable) present at a meeting if holders of more than 50% of the outstanding shares of the Trust (or a class or series, as applicable) are represented at such meeting in person or by proxy):

The Fund may not:

    (1) borrow amounts in excess of 33 1/3% of its assets including amounts borrowed, and then only as a temporary measure for extraordinary or emergency purposes;

    (2) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

    (3) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding options on securities, stock indexes and foreign currency ("Options"), Options on Futures Contracts and any other type of option, Futures Contracts and any other type of futures contract and Forward Contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including Options, Options on Futures Contracts, and any other type of option, Futures Contracts, any other type of futures contract and Forward Contracts) acquired as a result of the ownership of securities;

    (4) issue any senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts and Options), Forward Contracts and any type of futures contract (including Futures Contracts) and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

    (5) make loans to other persons. For these purposes the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Fund's assets in repurchase agreements, shall not be considered the making of a loan; or

    (6) purchase any securities of an issuer of a particular industry, if as a result, more than 25% of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations).


Except with respect to Investment Restriction (1) above and nonfundamental investment policy (1) below, these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.


In addition, the Fund has the following nonfundamental policies which may be changed without shareholder approval. The Fund will not:

    (1) invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), unless the Board of Trustees has determined that such securities are liquid based on trading markets for the specific security, if more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Fund's limitation on investment in illiquid securities;

    (2) invest more than 5% of the value of the Fund's net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value:

    (3) invest for the purpose of exercising control or management;

    (4) purchase securities issued by any other investment company in excess of the amount permitted by the 1940 Act; currently, the Fund does not intend to invest more than 5% of its net assets in such securities;

    (5) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is an officer or a director of the investment adviser of the Fund, if one or more of such persons also owns beneficially more than 0.5% of the securities of such issuer, and such persons owning more than 0.5% of such securities together own beneficially more than 5% of such securities;

    (6) purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of any transaction and except that the Fund may make margin deposits in connection with any type of option (including Options on Futures Contracts and options), any type of futures contract (including Futures Contracts), and Forward Contracts;

    (7) sell any security which the Fund does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional, the sale is made upon the same conditions;

    (8) invest more than 5% of its gross assets in companies which, including predecessors, controlling persons, sponsoring entities, general partners and guarantors, have a record of less than three years' continuous operation or relevant business experience;


    (9) pledge, mortgage or hypothecate in excess of 33 1/2% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of option, (including Options on Futures Contracts and Options), any type of futures contracts (including Futures Contracts), Forward Contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets;



    (10) purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (a) the purchase, ownership, holding or sale of (i) warrants where the grantor of the warrants is the issuer of the underlying securities or (ii) put or call options or combinations thereof with respect to securities, indexes of securities, foreign currency or futures contracts (including Futures Contracts) or (b) the purchase, ownership, holding or sale of contracts for the future delivery of securities or currencies; or



    (11) invest 25% or more of the market value of its total assets in securities of issuers in any one industry.


3. MANAGEMENT OF THE FUND

The Board of Trustees provides broad supervision over the affairs of the Fund. The Adviser is responsible for the management of the Fund's assets, and the officers of the Trust are responsible for the Fund's operations. The Trust's officers and Trustees are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

TRUSTEES

A. KEITH BRODKIN,* Chairman and President (born 8/4/35)
Massachusetts Financial Services Company, Chairman

RICHARD B. BAILEY* (born 9/14/26)
Private Investor; Massachusetts Financial Services Company, former Chairman and
  Director (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

PETER G. HARWOOD (born 4/3/26)
Private Investor
Address: 211 Lindsay Pond Road, Concord, Massachusetts

J. ATWOOD IVES (born 5/1/36)
Eastern Enterprises (diversified services company), Chairman and Chief Executive
  Officer
Address: 9 Riverside Road, Weston, Massachusetts

LAWRENCE T. PERERA (born 6/23/35)
Hemenway & Barnes (attorneys), Partner
Address: 60 State Street, Boston, Massachusetts

WILLIAM J. POORVU (born 4/10/35)
Harvard University Graduate School of Business Administration, Adjunct
  Professor; CBL Associates Properties, Inc. (a real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman (since November 1993), Chairman and Trustee (prior to November 1993)
Address: Harvard Business School, Soldier's Field Road, Cambridge, Massachusetts

CHARLES W. SCHMIDT (born 3/18/28)
Private Investor; OHM Corporation, Director; Mohawk Paper Company, Director
Address: 30 Colpitts Road, Weston, Massachusetts

ARNOLD D. SCOTT* (born 12/16/42)
Massachusetts Financial Services Company, Senior Executive Vice President,
  Secretary and Director

JEFFREY L. SHAMES* (born 6/2/55)
Massachusetts Financial Services Company, President and Director

ELAINE R. SMITH (born 4/25/46)
Independent Consultant; Brigham and Women's Hospital, Executive Vice President
  and Chief Operating Officer (prior to September 1992)
Address: Weston, Massachusetts

DAVID B. STONE (born 9/2/27)

North American Management Corp. (investment adviser), Chairman and Director;
  Eastern Enterprises, Trustee

Address: Ten Post Office Square, Suite 300, Boston Massachusetts

OFFICERS

ROBERT A. DENNIS,* Vice President (born 12/12/48)
Massachusetts Financial Services Company, Senior Vice President

GEOFFREY L. KURINSKY,* Vice President (born 7/7/53)
Massachusetts Financial Services Company, Senior Vice President

W. THOMAS LONDON,* Treasurer (born 3/1/44)
Massachusetts Financial Services Company, Senior Vice President

STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary

JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)
Massachusetts Financial Services Company, Senior Vice President and Associate
  General Counsel

JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
Massachusetts Financial Services Company, Vice President

MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
Massachusetts Financial Services Company, Vice President (since March 1997);
  Putnam Investments, Vice President (from September 1994 until March 1997); Ernst & Young, Senior Tax Manager (prior to September 1994).

ELLEN M. MOYNIHAN,* Assistant Treasurer (born 11/13/57)
Massachusetts Financial Services Company, Vice President (since September 1996);
  Deloitte & Touche LLP, Senior Manager (prior to September 1996).
---------------

*"Interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Adviser whose address is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary of MFS is the investment adviser or distributor. Mr. Brodkin, the Chairman of MFD, Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), the corporate parent of MFS.


The Fund pays the compensation of non-interested Trustees and Mr. Bailey (who currently receive a fee of $1,000 per year plus

$65 per meeting and $50 per committee meeting attended, together with such Trustee's out-of-pocket expenses) and has adopted a retirement plan for non-interested Trustees and Mr. Bailey. Under the plan, a Trustee will retire upon reaching age 73 and if the Trustee has completed at least five years of service, he would be entitled to annual payments during his lifetime of up to 50% of such Trustee's average annual compensation (based on the three years prior to his retirement) depending on his length of service. A Trustee may also retire prior to age 73 and receive reduced payments if he has completed at least five years of service. Under the plan, a Trustee (or his beneficiaries) will also receive benefits for a period of time in the event the Trustee is disabled or dies. These benefits will also be based on the Trustee's average annual compensation and length of service. There is no retirement plan provided by the Trust for Messrs. Brodkin, Scott and Shames. The Fund will accrue its allocable share of compensation expenses each year to cover current year's service and amortize past service cost.


                           TRUSTEE COMPENSATION TABLE



                                   RETIREMENT                    TOTAL
                                    BENEFIT      ESTIMATED      TRUSTEE
                        TRUSTEE    ACCRUED AS     CREDITED     FEES FROM
                         FEES       PART OF        YEARS        FUND AND
                         FROM         FUND           OF           FUND
     TRUSTEE            FUND(1)    EXPENSE(1)    SERVICE(2)    COMPLEX(3)
     -------            -------    ----------    ----------    ----------
Richard B. Bailey.....   $1,638        $169             6        $247,168
A. Keith Brodkin......        0           0           N/A               0
Peter G. Harwood......    1,718         194             5         105,995
J. Atwood Ives........    1,638         181            15          98,750
Lawrence T. Perera....    1,838         174            14          98,310
William Poorvu........    1,683         192            14         102,840
Charles W. Schmidt....    1,718         184             7         105,995
Arnold D. Scott.......        0           0           N/A               0
Jeffrey L. Shames.....        0           0           N/A               0
Elaine R. Smith.......    1,903         184            25         105,995
David B. Stone........    1,768         198             7         108,710


---------------


(1) For fiscal year ended August 31, 1997.



(2) Based on normal retirement age of 73. See the table below for the estimated annual benefits payable upon retirement by the Fund to a Trustee based on his or her estimated credited years of service.


(3) For calendar year 1996. All Trustees receiving compensation served as Trustees of 23 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $21.2 billion) except Mr. Bailey, who served as Trustee of 81 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $38.5 billion).

          ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)



        AVERAGE                   YEARS OF SERVICE
        TRUSTEE      ----------------------------------------
         FEES          3          5          7     10 OR MORE
        -------      -----      -----      -----   ----------
         $1,474      $ 221      $ 369      $ 516   $   737
          1,598        240        400        559       799
          1,722        258        430        603       861
          1,846        277        461        646       923
          1,969        295        492        689       985
          2,093        314        523        733     1,047


---------------

(4) Other funds in the MFS fund complex provide similar retirement benefits to the Trustees.


As of November 30, 1997, the Trustees and officers as a group owned 0.49% of the Fund's outstanding shares (not including 122,810 shares representing approximately 0.97% of the outstanding shares of the Fund owned of record by an employee benefit plan of MFS of which Messrs. Brodkin, Scott and Shames are Trustees).



As of November 30, 1997, Merrill Lynch, Pierce, Fenner & Smith Inc., 4800 Deer Lake Drive East, Jacksonville, FL 32246, was the record owner of approximately 8.66% and 9.07% of the outstanding Class B and Class C shares, respectively, of the Fund.



As of November 30, 1997, MFS Defined Contribution Plan, 500 Boylston Street, Boston, MA 02116, was the record owner of approximately 99.99% of the outstanding Class I shares.


The Declaration of Trust provides that the Trust will indemnify the Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liabilities to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of a settlement, such indemnification will not be provided unless it has been determined pursuant to the Declaration of Trust, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices.

INVESTMENT ADVISER


MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.), which is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life").



The Adviser manages the Fund pursuant to an Investment Advisory Agreement, dated October 20, 1993 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser provides the Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Fund. For these services and facilities, the Adviser receives a management fee, computed and paid monthly, equal to 0.75% of the average daily net assets of the Fund on an annualized basis. For the Fund's fiscal years ended August 31, 1997, August 31, 1996, and August 31, 1995, the Adviser received investment advisory fees of $868,526, $755,233, and $594,194, respectively.



MFS pays the compensation of the Trust's officers and of any Trustee who is an officer of MFS. The Adviser also furnishes at its own expense all necessary administrative services, including office space, equipment, clerical personnel, investment advisory facilities, and all executive and supervisory personnel necessary for managing the Fund's investments, effecting its portfolio transactions, and, in general, administering its affairs.



The Advisory Agreement will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities (as defined under "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of the Fund's shares (as defined in "Investment Restrictions") or by either party on not more than 60 days' nor less than 30 days' written notice. MFS may render services to others and that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement.

ADMINISTRATOR


MFS provides the Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under the Agreement, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services. For the period from March 1, 1997 through August 31, 1997, MFS received fees under the Agreement of $8,511.


CUSTODIAN

State Street Bank and Trust Company (the "Custodian") is the custodian of the Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of shares of each class of the Fund. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. The Trustees have reviewed and approved as in the best interests of the Fund and its shareholders subcustodial arrangements with The Chase Manhattan Bank for securities of the Fund held outside the United States.

SHAREHOLDER SERVICING AGENT


MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, is the Fund's shareholder servicing agent, pursuant to a Shareholder Servicing Agreement, dated August 1, 1985 as amended (the "Agency Agreement") with the Trust. The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and keeping records in connection with the issuance, transfer and redemption of each class of shares of the Fund. For these services, the Shareholder Servicing Agent will receive a fee calculated as a percentage of the average daily net assets of the Fund at an effective annual rate of 0.13%. In addition, the Shareholder Servicing Agent will be reimbursed by the Fund for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Fund. State Street Bank and Trust Company, the dividend and distribution disbursing agent of the Fund, has contracted with the Shareholder Servicing Agent to administer and perform certain dividend and distribution disbursing functions for the Fund.


DISTRIBUTOR

MFD, a wholly owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Fund pursuant to a Distribution Agreement with the Trust, dated January 1, 1995 (the "Distribution Agreement"). Prior to January 1, 1995, MFS Financial Services, Inc. ("FSI"), another wholly owned subsidiary of MFS, was the Fund's distributor. Where this SAI refers to MFD in relation to the receipt or payment of money with respect to a period or periods prior to January 1, 1995, such reference shall be deemed to include FSI, as the predecessor in interest to MFD.

CLASS A SHARES: MFD acts as agent in selling Class A shares of the Fund to dealers. The public offering price of Class A shares of the Fund is their net asset value next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of a Class A share of the Fund is calculated by dividing net asset value of a Class A share by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "Purchases" in the Prospectus). The sales charge scale set forth in the Prospectus applies to purchases of Class A shares of the Fund alone or in combination with shares of all classes of certain other funds in the MFS Family of Funds (the "MFS Funds") and other funds (as noted under Right of Accumulation) by any person, including members of a family unit (e.g., husband, wife and minor children) and bona fide trustees, and also applies to purchases made under the Right of Accumulation or a Letter of Intent (see "Investment and Withdrawal Programs" in this SAI). A group might qualify to obtain quantity sales charge discounts (see "Investment and Withdrawal Programs").

Class A shares of the Fund may be sold at their net asset value to certain persons or in certain circumstances as described in the Prospectus. Such sales are made without a sales charge to promote good will with employees and others with whom MFS, MFD and/or the Fund have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price of the Class A shares. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Prospectus (see "Purchases" in the Prospectus). The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the dealer commission is the commission paid to the distributor. Because of rounding in the computation of offering price, the portion of the sales charge paid to the distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. In the case of the maximum sales charge, the dealer retains 5% and MFD retains approximately 3/4 of 1% of the public offering price. In addition, MFD, on behalf of the Fund, will pay a commission to dealers who initiate and are responsible for purchases of $1 million or more as described in the Prospectus.

CLASS B SHARES, CLASS C SHARES AND CLASS I SHARES: MFD acts as agent in selling Class B, Class C and Class I shares of the Fund. The public offering price of Class B, Class C and Class I shares is their net asset value next computed after the sale (see "Purchases" in the Prospectus and the Prospectus Supplement pursuant to which Class I Shares are offered).

GENERAL: Neither MFD nor dealers are permitted to delay the placement of orders to benefit themselves by a price change. On occasion, MFD may obtain brokers loans from various banks, including the Custodian for the MFS Funds, to facilitate the settlement of sales of shares of the Fund to dealers. MFD may benefit from its temporary holding of funds paid to it by investment dealers for the purchase of Fund shares.


During the Fund's fiscal year ended August 31, 1997, MFD and certain other financial institutions received net commissions of $23,709 and $160,236, respectively (as their concession on gross commissions of $183,945) for selling Class A shares of the Fund. The Fund received $9,075,877, representing the aggregate net asset value of such shares. During the Fund's fiscal year ended August 31, 1996, MFD and certain other financial institutions received net commissions of $23,992 and $135,667, respectively (as their concession on gross commissions of $159,659) for selling Class A shares of the Fund. The Fund received $10,258,374, representing the aggregate net asset value of such shares. During the Fund's fiscal year ended August 31, 1995, MFD and certain other financial institutions received net commissions of $35,335 and $227,774, respectively (as their concession on gross sales charges of $263,109) for selling Class A shares of the Fund; the Fund received $14,267,289, representing the aggregate net asset value of such shares. During the Fund's fiscal year ended August 31, 1997, the CDSC imposed on redemption of Class A, Class B and Class C shares was $304, $140,576 and $3,156, respectively. During the Fund's fiscal year ended August 31, 1996, the CDSC imposed on redemption of Class A, Class B and Class C shares was $1,116, $106,267 and $346, respectively. During the Fund's fiscal year ended August 31, 1995, the CDSC imposed on redemption of Class A and Class B shares was $41 and $132,216, respectively.



The Distribution Agreement will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Trust's shares (as defined in "Investment Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.


4. PORTFOLIO TRANSACTIONS AND BROKERAGE
   COMMISSIONS

Specific decisions to purchase or sell securities for the Fund are made by person's affiliated with the Adviser. Any such person may serve other clients of the Adviser or any subsidiary of the Adviser in similar capacities. Changes in the Fund's investments are reviewed by the Board of Trustees.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and other clients of the Adviser on the basis of their professional capability, the value and quality of their brokerage services, and the general level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser normally seeks to deal directly with the primary market-makers, unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of the Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Adviser. At present no other recapture arrangements are in effect.

Consistent with the foregoing primary consideration, the Conduct Rules of the NASD and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Under the Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

The term "brokerage and research services" includes: advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.


Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Fund. The Fund's Trustees (together with the Trustees of the other MFS Funds) have directed the Adviser to allocate a total of $50,980 of commission business from the MFS Funds to the Pershing Division of Donaldson, Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser).


The Adviser's investment management personnel attempt to evaluate the quality of Research provided by brokers. The Adviser sometimes uses evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions. However, the Adviser is unable to quantify the amount of commissions set forth below which were paid as a result of such Research because a substantial number of transactions were effected through brokers which provide Research but which were selected principally because of their execution capabilities.

The management fee that the Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.


For the Fund's fiscal year ended August 31, 1997, the Fund paid brokerage commissions of $325,249 on total transactions of $151,828,905. For the Fund's fiscal year ended August 31, 1996, the Fund paid brokerage commissions of $266,365 on total transactions of $118,653,749. For the Fund's fiscal year ended August 31, 1995, the Fund paid brokerage commissions of $409,767 on total transactions of $370,861,901.


In certain instances there may be securities which are suitable for the Fund's portfolio as well as for that of one or more of the other clients of the Adviser or any subsidiary of the Adviser. Investment decisions for the Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Fund believes that its ability to participate in volume transactions will produce better executions for the Fund.

5. SHAREHOLDER SERVICES

INVESTMENT AND WITHDRAWAL PROGRAMS -- The Fund makes available the following programs designed to enable shareholders to add to their investment or withdraw from it with a minimum of paper work. These are described below and, in certain cases, in the Prospectus. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or the Fund.

LETTER OF INTENT: If a shareholder (other than a group purchaser described below) anticipates purchasing $50,000 or more of Class A shares of the Fund alone or in combination with all classes of shares of other MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36-month period in the case of purchases of $1 million or more), the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent section of the Fund's Account Application or filing a separate Letter of Intent application (available from the Shareholder Servicing Agent) within 90 days of the commencement of purchases. Subject to acceptance by MFD and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent application. The shareholder or his dealer must inform MFD that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if his purchases within 13 months (or 36-months in the case of purchases of $1 million or more) plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, he will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Dividends and distributions of other MFS Funds automatically reinvested in shares of the Fund pursuant to the Distribution Investment Program will also not apply toward completion of the Letter of Intent.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by the Shareholder Servicing Agent in the form of shares registered in the shareholder's name. All income dividends and capital gain distributions on escrowed shares will be paid to the shareholder or to his order. When the minimum investment so specified is completed (either prior to or by the end of the 13-month period or 36-month period, as applicable), the shareholder will be notified and the escrowed shares will be released.

If the intended investment is not completed, the Shareholder Servicing Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Shareholder Servicing Agent. By completing and signing the Account Application or separate Letter of Intent application, the shareholder irrevocably appoints the Shareholder Servicing Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when that shareholder's new investment, together with the current offering price value of all the holdings of Class A, Class B and Class C shares of that shareholder in the MFS Funds and MFS Fixed Fund (a bank collective investment fund) reaches a discount level (see "Purchases" in the Prospectus for the sales charges on quantity purchases). For example, if a shareholder owns shares valued at $37,500 and purchases an additional $12,500 of Class A shares of the Fund, the sales charge for the $12,500 purchase would be at the rate of 4.75% (the rate applicable to single transactions of $50,000). A shareholder must provide the Shareholder Servicing Agent (or his investment dealer must provide MFD) with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

SUBSEQUENT INVESTMENT BY TELEPHONE: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

DISTRIBUTION INVESTMENT PROGRAM: Distributions of dividends and capital gains made by the Fund with respect to a particular class of shares may be automatically invested in shares of the same class of one of the other MFS Funds, if shares of the fund are available for sale. Such investments will be subject to additional purchase minimums. Distributions will be invested at net asset value (exclusive of any sales charge) and will not be subject to any CDSC. Distributions will be invested at the close of business on the payable date for the distribution. A shareholder considering the Distribution Investment Program should obtain and read the prospectus of the other fund and consider the differences in objectives and policies before making any investment.

SYSTEMATIC WITHDRAWAL PLAN: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B shares in any year pursuant to a SWP generally are limited to 10% of the value of the account at the time of the establishment of the SWP. SWP payments are drawn from the proceeds of share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). Redemptions of Class B and Class C shares will be made in the following order:
(i) any "Free Amount"; (ii) to the extent necessary, any "Reinvested Shares"; and (iii) to the extent necessary, the "Direct Purchase" subject to the lowest CDSC (as such terms are defined in "Contingent Deferred Sales Charge" in the Prospectus). The CDSC will be waived in the case of redemptions of Class B and Class C shares pursuant to a SWP, but will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC. To the extent that redemptions for such periodic withdrawals exceed dividend income reinvested in the account, such redemptions will reduce and may eventually exhaust the number of shares in the shareholder's account. All dividend and capital gain distributions for an account with a SWP will be reinvested in full and fractional shares of the Fund at the net asset value in effect at the close of business on the record date for such distributions. To initiate this service, shares having an aggregate value of at least $5,000 either must be held on deposit by, or certificates for such shares must be deposited with, the Shareholder Servicing Agent. With respect to Class A shares, maintaining a withdrawal plan concurrently with an investment program would be disadvantageous because of the sales charges included in share purchases and the imposition of a CDSC on certain redemptions. The shareholder may deposit into the account additional shares of the Fund, change the payee or change the dollar amount of each payment. The Shareholder Servicing Agent may charge the account for services rendered and expenses incurred beyond those normally assumed by the Fund with respect to the liquidation of shares. No charge is currently assessed against the account, but one could be instituted by the Shareholder Servicing Agent on 60 days' notice in writing to the shareholder in the event that the Fund ceases to assume the cost of these services. The Fund may terminate any SWP for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a SWP) or an exchange of shares of the Fund for shares of another MFS Fund. Any SWP may also be terminated at any time by either the shareholder or the Fund.

INVEST BY MAIL: Additional investments of $50 or more may be made at any time by mailing a check payable to the Fund directly to the Shareholder Servicing Agent. The shareholder's account number and the name of his investment dealer must be included with each investment.

GROUP PURCHASES: A bona fide group and all of its members may be treated as a single purchaser and, under the Right of Accumulation (but not a Letter of Intent), obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the MFS Funds upon the request of MFD.

AUTOMATIC EXCHANGE PLAN: Shareholders having account balances of at least $5,000 in any MFS Fund may exchange their shares for the same class of shares of other MFS Funds (if available for sale) under the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic exchanges of funds from the shareholder's account in a MFS Fund for investment in other MFS Funds selected by the shareholder. Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds effective on the seventh day of each month or of every third month, depending whether monthly or quarterly exchanges are elected by the shareholder. If the seventh day of the month is not a business day, the transaction will be processed on the next business day. Generally, the initial exchange will occur after receipt and processing by the Shareholder Servicing Agent of an application in good order. Exchanges will continue to be made from a shareholder's account in any MFS Fund, as long as the balance of the account is sufficient to complete the exchanges. Additional payments made to a shareholder's account in such MFS Fund will extend the period that exchanges will continue to be made under the Automatic Exchange Plan. However, if additional payments are added to an account subject to the Automatic Exchange Plan shortly before an exchange is scheduled, such funds may not be available for exchanges until the following month; therefore, care should be used to avoid inadvertently terminating the Automatic Exchange Plan through exhaustion of the account balance.

No transaction fee for exchanges will be charged in connection with the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. Changes in amounts to be exchanged to each fund, the funds to which exchanges are to be made and the timing of exchanges (monthly or quarterly), or termination of a shareholder's participation in the Automatic Exchange Plan will be made after instructions in writing or by telephone (an "Exchange Change Request") are received by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as shares of the MFS Fund are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record). Each Exchange Change Request (other than termination of participation in the program) must involve at least $50. Generally, if an Exchange Change Request is received before the close of business on the last business day of a month, the Exchange Change Request will be effective for the following month's exchange.

A shareholder's right to make additional investments in any of the MFS Funds, to make exchanges of shares from one MFS Fund to another and to withdraw from an MFS Fund, as well as a shareholder's other rights and privileges, are not affected by a shareholder's participation in the Automatic Exchange Plan.

The Automatic Exchange Plan is part of the Exchange Privilege. For additional information regarding the Automatic Exchange Plan including the treatment of any CDSC, see "Exchange Privilege" below.

REINSTATEMENT PRIVILEGE: Shareholders of the Fund and shareholders of the other MFS Funds (except MFS Money Market Fund, MFS Government Money Market Fund and holders of Class A shares of MFS Cash Reserve Fund in the case where the shares of such funds are acquired through direct purchase or reinvested dividends) who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of the fund are available for sale) at net asset value (without a sales charge) and, if applicable, with credit for any CDSC paid. In the case of proceeds reinvested in shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund, the shareholder has the right to exchange the acquired shares for shares of another MFS Fund at net asset value pursuant to the exchange privilege described below. Such a reinvestment must be made within 90 days of the redemption and is limited to the amount of the redemption proceeds. If the shares credited for any CDSC paid are then redeemed within six years of their initial purchase in the case of Class B shares or within 12 months of the initial purchase of Class C shares and certain Class A shares, a CDSC will be imposed upon redemption. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same fund may be considered a "wash sale" and may result in the inability to recognize currently any loss realized on the original redemption for federal income tax purposes. Please see your tax adviser for further information.

EXCHANGE PRIVILEGE -- Subject to the requirements set forth below, some or all of the shares for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds (if available for sale and if the purchaser is eligible to purchase the class of shares) at net asset value. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent.

Each Exchange Request must be in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record) and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by MFS Service Center, Inc.) or all the shares in the account. Each exchange involves the redemption of the shares of the Fund to be exchanged and the purchase at net asset value (i.e., without a sales charge) of shares of the same class of the other MFS Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless both the shares received and the shares surrendered in the exchange are held in a tax-deferred retirement plan or other tax-exempt account. No more than five exchanges may be made in any one Exchange Request by telephone. If the Exchange Request is received by the Shareholder Servicing Agent prior to the close of regular trading on the Exchange, the exchange usually will occur on that day if all of the requirements set forth above have been complied with at that time. However, payment of the redemption proceeds by the Fund, and thus purchase of shares of the other MFS Fund, may be delayed for up to seven days if the Fund determines that such a delay would be in the best interest of all its shareholders. Investment dealers which have satisfied criteria established by MFD may also communicate a shareholder's Exchange Request to MFD by facsimile subject to the requirements set forth above.

No CDSC is imposed on exchanges among the MFS Funds, although liability for the CDSC is carried forward to the exchanged shares. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Additional information with respect to any of the MFS Funds, including a copy of its current prospectus, may be obtained from investment dealers or the Shareholder Servicing Agent. A shareholder considering an exchange should obtain and read the prospectus of the other MFS Fund and consider the differences in objectives and policies before making any exchange. Shareholders in the other MFS Funds (except holders of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund acquired through direct purchase and dividends reinvested prior to June 1, 1992) have the right to exchange their shares for shares of the MFS Funds, subject to the conditions, if any, set forth in their respective prospectuses. In addition, unitholders of the MFS Fixed Fund (a bank collective investment fund) have the right to exchange their units (except units acquired through direct purchases) for shares of the Fund, subject to the conditions, if any, imposed upon such unitholders by the MFS Fixed Fund.

Any state income tax advantages for investment in shares of each state-specific series of MFS Municipal Series Trust may only benefit residents of such states. Investors should consult their own tax advisers to be sure this is an appropriate investment, based on their residency and each state's income tax laws.

The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations (see "Purchases" in the Prospectus).

TAX-DEFERRED RETIREMENT PLANS -- Shares of the Fund may be purchased by all types of tax-deferred retirement plans. MFD makes available through investment dealers plans and/or custody agreements for the following:

  Individual Retirement Accounts (IRAs) (for individuals and their non-employed spouses who desire to make limited contributions to a tax-deferred retirement program and, if eligible, to receive a federal income tax deduction for amounts contributed);

  Simplified Employee Pension (SEP-IRA) Plans;

  Retirement Plans Qualified under Section 401(k) of the Code;

  403(b) Plans (deferred compensation arrangements for employees of public school systems and certain non-profit organizations); and

  Certain other qualified pension and profit-sharing plans.

The plan documents provided by MFD designate a trustee or custodian (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by the trustee, custodian or MFD, tax consequences and redemption information, see the specific documents for that plan. Plan documents other than those provided by MFD may be used to establish any of the plans described above. Third party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

Investors should consult with their tax adviser before establishing any of the tax-deferred retirement plans described above.

6. TAX STATUS

The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes, although the Fund's foreign-source income may be subject to foreign withholding taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.


Shareholders of the Fund normally will have to pay federal income taxes, and any state or local taxes, on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are paid in cash or reinvested in additional shares. A portion of the Fund's ordinary income dividends is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax or result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares. Such capital gains may be taxable to shareholders that are individuals, estates or trusts at maximum rates of 20%, 25% or 28%, depending upon the source of the gains. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.


Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.


In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss; a long-term capital gain realized by an individual, estate or trust may be eligible for reduced tax rates if the shares were held for more than 18 months. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A shares of the Fund within ninety days after their purchase followed by any purchase (including purchases by exchange or by reinvestment) without payment of an additional sales charge of Class A shares of the Fund or of another MFS Fund (or any shares of an MFS Fund generally sold subject to a sales charge).


The Fund's current dividend and accounting policies will affect the amount, timing and character of distributions to shareholders and may, under certain circumstances, make an economic return of capital taxable to shareholders. Any investment in zero coupon bonds, deferred interest bonds, payment-in-kind bonds and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.


The Fund's transactions in options, Futures Contracts, Forward Contracts, short sales "against the box," and swaps and related transactions will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund will limit its activities in options, Futures Contracts, and Forward Contracts and swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.


Special tax considerations apply with respect to foreign investments of the Fund. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and losses. The use of foreign currencies for non-hedging purposes and investment by the Fund in certain "passive foreign investment companies" may be limited in order to avoid taxes on the Fund. The Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.


Investment income received by the Fund from foreign securities may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders foreign tax credits or deductions with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income; the Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.


Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. The Fund intends to withhold U.S. federal income tax payments at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions received from the Fund by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions. The Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a Non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.


As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay any Massachusetts income or excise taxes.

7. DETERMINATION OF NET ASSET VALUE AND
   PERFORMANCE

NET ASSET VALUE


The net asset value per share of each class of the Fund is determined each day during which the Exchange is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays or the day on which they are observed: New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding.


Bonds and other fixed income securities (other than short-term obligations) in the Fund's portfolio are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward Contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing service has been approved by the Trust's Board of Trustees. All other securities, futures contracts and options in the Fund's portfolio (other than short-term obligations) for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices, unless such securities are reported on the Nasdaq stock market, in which case they are valued at the last sale price or, if no sales occurred during the day, at the last quoted bid price. Short-term obligations with a remaining maturity in excess of 60 days will be valued based upon dealer supplied valuations. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Other short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of regular trading on the Exchange which will not be reflected in the computation of the Fund's net asset value unless the Trustees deem that such event would materially affect the net asset value in which case an adjustment would be made.

All investments and assets are expressed in U.S. dollars based upon current currency exchange rates. A share's net asset value is effective for orders received by the dealer prior to its calculation and received by MFD, prior to the close of that business day.

The Trustees annually review the appropriateness of the time of day as of which the net asset value is computed.

PERFORMANCE INFORMATION

TOTAL RATE OF RETURN: The Fund will calculate its total rate of return for each class of shares for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made with all distributions reinvested and reflecting the CDSC or the maximum public offering price) to reach the value of that investment at the end of the periods. The Fund may also calculate (i) a total rate of return, which is not reduced by the CDSC (4% maximum for Class B shares and 1% maximum for Class C shares) and therefore may result in a higher rate of return, (ii) a total rate of return assuming an initial account value of $1,000, which will result in a higher rate of return with respect to Class A shares since the value of the initial account will not be reduced by the maximum sales charge (currently 5.75%) and/or (iii) total rates of return which represent aggregate performance over a period or year-by-year performance, and which may or may not reflect the effect of the maximum or other sales charge or CDSC.


The Fund offers multiple classes of shares which were initially offered for sale to, and purchased by, the public on different dates (the class "inception date"). The calculation of total rate of return for a class of shares which has a later inception date than another class of shares of the Fund is based both on
(i) the performance of the Fund's newer class from it's inception date and (ii) the performance of the Fund's oldest class from the date it initially was offered for sale to the public up to the class inception date of the newer class.


As discussed in the Prospectus, the sales charges, expenses and expense ratios, and therefore the performance, of the Fund's classes of shares differ. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Total rate of return quotations for each class are presented in Appendix A attached hereto under the heading "Performance Quotations."


PERFORMANCE RESULTS: The performance results for Class A shares presented in Appendix A attached hereto under the heading "Performance Results" assume an initial investment of $10,000 in Class A shares, cover the period from December 1, 1993 to December 31, 1996. It has been assumed that dividend and capital gain distributions were reinvested in additional shares. These performance results, as well as any yield, tax-equivalent yield or total rate of return quotation provided by the Fund, should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund's portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields, tax-equivalent yields and total rates of return should be considered when comparing the yield, tax-equivalent yield and total rate of return of the Fund to yields, tax-equivalent yields and total rates of return published for other investment companies or other investment vehicles. Total rate of return reflects the performance of both principal and income. Current net asset value as well as account balance information may be obtained by calling 1-800-MFS-TALK (637-8255).


From time to time the Fund may, as appropriate, quote Fund rankings or reprint all or a portion of evaluations of fund performance and operations appearing in various independent publications, including but not limited to the following:
Money, Fortune, U.S. News and World Report, Kiplinger's Personal Finance, The Wall Street Journal, Barron's, Investors Business Daily, Newsweek, Financial World, Financial Planning, Investment Advisor, USA Today, Pensions and Investments, SmartMoney, Forbes, Global Finance, Registered Representative, Institutional Investor, the Investment Company Institute, Johnson's Charts, Morningstar, Lipper Analytical Services, Inc., CDA Wiesenberger, Shearson Lehman and Salomon Bros. Indices, Ibbotson, Business Week, Lowry Associates, Media General, Investment Company Data, The New York Times, Your Money, Strangers Investment Advisor, Financial Planning on Wall Street, Standard and Poor's, Individual Investor, The 100 Best Mutual Funds You Can Buy, by Gordon K. Williamson, Consumer Price Index, and Sanford C. Bernstein & Co. Fund performance may also be compared to the performance of other mutual funds tracked by financial or business publications or periodicals.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts.

From time to time the Fund may use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral.

From time to time, the Fund may discuss or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters.

From time to time the Fund may also discuss or quote the views of its distributor, its investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; tax management strategies; estate planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; ideas and information provided through the MFS Heritage Planning(sm) program, an intergenerational financial planning assistance program; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and other similar or related matters.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.

MFS FIRSTS: MFS has a long history of innovations.

  -- 1924 -- Massachusetts Investors Trust is established as the first open-end mutual fund in America.

  -- 1924 -- Massachusetts Investors Trust is the first mutual fund to make full public disclosure of its operations in shareholder reports.

  -- 1932 -- One of the first internal research departments is established to provide in-house analytical capability for an investment management firm.

  -- 1933 -- Massachusetts Investors Trust is the first mutual fund to register under the Securities Act of 1933 ("Truth in Securities Act" or "Full Disclosure Act").

  -- 1936 -- Massachusetts Investors Trust is the first mutual fund to allow shareholders to take capital gain distributions either in additional shares or cash.

  -- 1976 -- MFS Municipal Bond Fund is among the first municipal bond funds established.

  -- 1979 -- Spectrum becomes the first combination fixed/ variable annuity with no initial sales charge.

  -- 1981 -- MFS World Governments Fund is established as America's first globally diversified fixed-income mutual fund.

  -- 1984 -- MFS Municipal High Income Fund is the first open-end mutual fund to seek high tax-free income from lower-rated municipal securities.

  -- 1986 -- MFS Managed Sectors Fund becomes the first mutual fund to target and shift investments among industry sectors for shareholders.

  -- 1986 -- MFS Municipal Income Trust is the first closed-end, high-yield municipal bond fund traded on the New York Stock Exchange.

  -- 1986 -- MFS Lifetime Investment ProgramSM is established as the first complete family of 12b-1 mutual funds with no initial sales charge.

  -- 1989 -- MFS Regatta becomes America's first non-qualified market-value-adjusted fixed/variable annuity.

  -- 1990 -- MFS World Total Return Fund is the first global balanced fund.

  -- 1993 -- MFS World Growth Fund is the first global emerging markets fund to offer the expertise of two sub-advisers.

  -- 1993 -- MFS becomes money manager of MFS Union Standard Trust, the first
     Trust to invest in companies deemed to be union-friendly by an Advisory Board of senior labor officials, senior managers of companies with significant labor contracts, academics and other national labor leaders or experts.

8. DISTRIBUTION PLAN

The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares (the "Distribution Plan") pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and each respective class of shareholders. The provisions of the Distribution Plan are severable with respect to each class of shares offered by the Fund. The Distribution Plan is designed to promote sales, thereby increasing the net assets of the Fund. Such an increase may reduce the Fund's expense ratio to the extent that the Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effect that could result were the Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or that the other benefits referred to above will be realized.

The Distribution Plan is described in the Prospectus under the caption "Distribution Plan," which is incorporated herein by reference. The following information supplements this Prospectus discussion.

SERVICE FEES. With respect to Class A shares, no service fees will be paid: (i) to any dealer who is the holder or dealer of record for investors who own Class A shares having an aggregate net asset value less than $750,000, or such other amount as may be determined from time to time by MFD (MFD, however, may waive this minimum amount requirement from time to time); or (ii) to any insurance company which has entered into an agreement with the Fund and MFD that permits such insurance company to purchase Class A shares from the Fund at their net asset value in connection with annuity agreements issued in connection with the insurance company's separate accounts. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

With respect to Class B shares, except in the case of the first year service fee, no service fees will be paid to any securities dealer who is the holder or dealer of record for investors who own Class B shares having an aggregate net asset value of less than $750,000 or such other amount as may be determined by MFD from time to time. MFD, however, may waive this minimum amount requirement from time to time. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

MFD or its affiliates shall be entitled to receive any service fee payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates for shareholder accounts.

DISTRIBUTION FEES: The purpose of distribution payments to MFD under the Distribution Plan is to compensate MFD for its distribution services to the Fund. MFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.


DISTRIBUTION AND SERVICE FEES PAID DURING THE FUND'S LAST FISCAL YEAR: During the fiscal year ended August 31, 1997, the Fund paid the following Distribution Plan expenses:



                       AMOUNT OF      AMOUNT OF      AMOUNT OF
                      DISTRIBUTION  DISTRIBUTION   DISTRIBUTION
                      AND SERVICE    AND SERVICE    AND SERVICE
                      FEES PAID BY  FEES RETAINED  FEES RECEIVED
CLASSES OF SHARES         FUND         BY MFD       BY DEALERS
-----------------     ------------  -------------  -------------
Class A Shares           $98,318        $18,471        $79,847
Class B Shares          $713,344       $205,350       $507,994
Class C Shares           $57,908           $302        $57,606



GENERAL: The Distribution Plan will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Trustees who are not "interested persons" or financially interested parties of such Plan ("Distribution Plan Qualified Trustees"). The Distribution Plan also requires that the Fund and MFD each shall provide the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under such Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions"). All agreements relating to the Distribution Plan entered into between the Fund or MFD and other organizations must be approved by the Board of Trustees, including a majority of the Distribution Plan Qualified Trustees. Agreements under the Distribution Plan must be in writing, will be terminated automatically if assigned, and may be terminated at any time without payment of any penalty, by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares. The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions") or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees. The selection and nomination of Distribution Plan Qualified Trustees shall be committed to the discretion of the non-interested Trustees then in office. No Trustee who is not an "interested person" has any financial interest in the Distribution Plan or in any related agreement.


9. DESCRIPTION OF SHARES, VOTING RIGHTS
   AND LIABILITIES

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) of one or more separate series and to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series. The Trustees have currently authorized shares of the Fund and three other series. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of one class of shares for each of the Trust's two money market series, and Class A and Class B shares of one other of the Trust's four series. In addition, the Trustees have authorized the issuance of Class A shares, Class B shares, Class C shares and Class I shares for the Fund. Each share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the Fund's net assets allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees in accordance with the provisions of section 16(c) of the 1940 Act. No material amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the Trust shares (as defined in "Investment Restrictions") or by an instrument in writing without a meeting, signed by a majority of Trustees and consented to by the holders of not less than a majority of the shares outstanding and entitled to vote. Shares have no pre-emptive or conversion rights (except as described in the Prospectus under "Purchases -- Conversion of Class B Shares"). Shares are fully paid and non-assessable. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such merger, consolidation or sale, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares (as defined in "Investment Restrictions") will be sufficient. The Trust or any series of the Trust may also be terminated (i) upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated the Trust will continue indefinitely.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

10. INDEPENDENT AUDITORS AND
    FINANCIAL STATEMENTS

Deloitte & Touche LLP are the Fund's independent auditors providing audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the SEC.


The Portfolio of Investments at August 31, 1997, the Statement of Assets and Liabilities at August 31, 1997, the Statement of Operations for the year ended August 31, 1997, the Statement of Changes in Net Assets for the years ended August 31, 1997 and 1996, and the Notes to Financial Statements and the Independent Auditors' Report, each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent auditors, as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

                                                                      APPENDIX A

                            PERFORMANCE INFORMATION

The performance results and quotations below should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary. See "Performance Information" in the SAI.

                     PERFORMANCE RESULTS -- CLASS A SHARES

                                                   CLASS A SHARES
                                ------------------------------------------------
                                 VALUE OF      VALUE OF
                                 INITIAL        CAPITAL       VALUE OF
                                 $10,000         GAIN        REINVESTED   TOTAL
YEAR ENDED                      INVESTMENT   DISTRIBUTIONS   DIVIDENDS    VALUE
----------                      ----------   -------------   ----------  -------
December 31, 1993(1)..........    $ 9,879         $ 0          $    0    $ 9,879
December 31, 1994.............      9,999           0             314     10,313
December 31, 1995.............      9,939           0           2,668     12,607
December 31, 1996.............     10,264           0           4,795     15,059

---------------


(1) Based on initial investment made on December 1, 1993, the inception of Class A shares.


EXPLANATORY NOTES:

The results in the table assume that income dividends and capital gain distributions were invested in additional shares. The results also assume that the initial investment in Class A shares was reduced by the current maximum applicable sales charge. No adjustment has been made for any income taxes, if any, payable by shareholders.

                             PERFORMANCE QUOTATIONS


All performance quotations are as of August 31, 1997.



                                                                       LIFE OF
                                                        1 YEAR          FUND
                                                        ------         -------
Class A with sales charge............................   13.37%        14.52%(1)
Class A without sales charge.........................   20.26%        16.36%(1)
Class B with CDSC....................................   15.36%        14.75%(1)
Class B without CDSC.................................   19.36%        15.29%(1)
Class C with CDSC....................................   18.44%        15.33%(2)
Class C without CDSC.................................   19.44%()      15.33%(2)
Class I shares.......................................   20.51%(3)     16.42%(3)


---------------


(1) From the inception of Class A and B shares on December 1, 1993.



(2) Class C share performance includes the performance of the Fund's Class A shares for periods prior to the inception of Class C shares on August 1, 1994. Sales charges, expenses and expense ratios, and therefore performance, for Class A and Class C shares differ. Class C share performance has been adjusted to reflect that Class C shares generally are subject to CDSC (unless the performance quotation does not give effect to the CDSC), whereas Class A shares generally are subject to an initial sales charge. Class C share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class A shares.



(3) Class I share performance includes the performance of the Fund's Class A shares for the periods prior to the inception of Class I shares on January 2, 1997. Sales charges, expenses and expense ratios, and therefore performance, for Class I and Class A shares differ. Class I share performance has been adjusted to reflect that Class I shares are not subject to an initial sales charge, whereas Class A shares generally are subject to an initial sales charge. Class I share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class I shares.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: (800) 225-2606
Mailing Address:
P.O. Box 2281, Boston, MA 02107-9906

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

MFS(R) MID CAP GROWTH FUND

500 BOYLSTON STREET
BOSTON, MA 02116


[MFS LOGO](SM)
INVESTMENT MANAGEMENT

WE INVENTED THE MUTUAL FUND(SM)                      MMC-13-9/97/525  83/283/383

[LOGO] MFS                                                    Annual Report
INVESTMENT MANAGEMENT                                         August 31, 1997

MFS(R) MID CAP GROWTH FUND (FORMERLY MFS(R) OTC FUND)

[Graphic Omitted]

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
A Discussion with the Portfolio Manager ...................................  2
Portfolio Manager's Profile ...............................................  5
Fund Facts ................................................................  6
Performance Summary .......................................................  6
Tax Form Summary ..........................................................  8
Portfolio Concentration ...................................................  8
Portfolio of Investments .................................................. 10
Financial Statements ...................................................... 15
Notes to Financial Statements ............................................. 21
Independent Auditors' Report .............................................. 27
The MFS Family of Funds(R) ................................................ 28
Trustees and Officers ..................................................... 29

--------------------------------------------------------------------------------

   HIGHLIGHTS

    o FOR THE 12 MONTHS ENDED AUGUST 31, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 20.26%, CLASS B SHARES 19.36%, CLASS C SHARES 19.44%, AND CLASS I SHARES 20.51%. (SEE PERFORMANCE SUMMARY FOR MORE INFORMATION.)

    o THE PAST YEAR WAS MARKED BY A STRONG DIVERGENCE OF PERFORMANCE BASED ON CAPITALIZATION, WITH MANY OF THE LARGER COMPANIES IN THE STANDARD & POOR'S 500 COMPOSITE INDEX EASILY OUTPERFORMING THE SMALLER COMPANIES REPRESENTED BY THE RUSSELL 2000 TOTAL RETURN INDEX.

    o THE FUND'S HEAVIEST INVESTMENT IN TECHNOLOGY IS IN SOFTWARE, AN AREA IN WHICH GOOD COMPANIES CAN CAPTURE ATTRACTIVE MARKETS AND GROW IN A PREDICTABLE MANNER AS HARDWARE PRODUCTS BECOME MORE POWERFUL, REQUIRING NEW SOFTWARE TO RUN THEM.

    o EFFECTIVE SEPTEMBER 1, 1997, THE NAME OF THE FUND WAS CHANGED TO MFS(R) MID CAP GROWTH FUND. WHILE THE FUND'S INVESTMENT OBJECTIVE -- LONG-TERM GROWTH OF CAPITAL -- IS THE SAME, THE FUND WILL BE ABLE TO INVEST AT LEAST 65% IN MEDIUM CAPITALIZATION COMPANIES, AS OPPOSED TO BEING LIMITED TO STOCKS LISTED ON THE OVER-THE-COUNTER MARKET, OR NASDAQ.

--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN
[Photo of A. Keith Brodkin[


Dear Shareholders:
An unprecedented combination of generally positive factors has helped the U.S. economy enjoy a sustained period of relative stability and moderate growth in which thousands of new jobs have been created every month, inflation remains under control, and the investment climate -- at least until now -- has been favorable. For example, the increased use of technology and other productivity enhancements, as well as corporate restructuring and global competition, is improving companies' balance sheets and helping control inflation. Meanwhile, borrowing by corporations and governments continues to decline, while consumer confidence is increasing, although consumer debt levels are still uncomfortably high. While some lenders are beginning to tighten standards to address this problem, consumer debt and personal bankruptcies continue to rise. The rapid pace of growth seen in the first quarter slowed slightly in the second quarter, to an annual rate of 3.3%. While real (inflation-adjusted) growth could moderate further in the third quarter, we believe economic momentum will carry well into the first quarter of 1998. The money supply is increasing at a rapid rate, the housing and automobile markets are strengthening, and it now appears that Christmas sales could be quite good. Because economic growth continues to be impressive, markets are likely to begin focusing on the Federal Reserve Board's willingness to raise interest rates.

Although the U.S. equity market has seen increased price volatility of late, we have been surprised by its overall strength thus far in 1997. Much of this is the result of continuing gains in corporate earnings. Even as the current recovery enters its seventh year, more and more U.S. companies have been exceeding analysts' earnings estimates. In the first quarter of 1997, for example, two-thirds of all companies met or exceeded analysts' expectations, a trend that could be an important indicator of the U.S. equity market's future direction. However, while the near-term outlook for profits is generally favorable, we believe equity valuations have risen to a point where a cautious investment approach seems warranted.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin

    A. Keith Brodkin
    Chairman and President

    September 15, 1997

A DISCUSSION WITH THE PORTFOLIO MANAGER

[Photo of Mark Regan]
Mark Regan

For the 12 months ended August 31, 1997, Class A shares of the Fund provided a total return of 20.26%, Class B shares 19.36%, Class C shares 19.44%, and Class I shares 20.51%. These returns, which include the reinvestment of distributions but exclude the effects of any sales charges, compare to a 29.05% return for the Russell 2000 Total Return Index (the Russell 2000), an unmanaged index of 2,000 of the smallest U.S.-domiciled company common stocks that are traded on the New York Stock Exchange, the American Stock Exchange, and NASDAQ; and to a 40.78% return for the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance.

Q. WHAT DO YOU SEE AS SOME OF THE MAJOR REASONS FOR THE FUND'S PERFORMANCE OVER THE PAST YEAR?
A. There was a strong divergence over the past year of performance based on capitalization, with many of the larger companies dramatically outperforming smaller companies. This was reflected in the S&P 500, which easily outperformed the Russell 2000 as well as the unmanaged NASDAQ Composite Index, which returned 14.65%.

Q. HAVE YOU MADE ANY SIGNIFICANT CHANGES IN EMPHASIS AMONG SECTORS OVER THE PAST YEAR, AND IF SO, WHY?
A. We have reduced the weightings in health care and communications and added to holdings in business services and retail. Health care was pared through a reduction in health maintenance organizations (HMOs), although we expect many of the problems HMOs face to be resolved through improved health care information systems. Thus, the increased investment in business services was largely an investment in a broad range of health care information companies. Holdings in the retail sector were increased as a number of what we regard as promising companies in the high-growth specialty retail area were added at attractive prices.

Q. WHAT ABOUT INDIVIDUAL STOCKS? ANY IMPORTANT CHANGES THERE?
A. Several of the Fund's top holdings changed over the past year. These changes were often the result of companies in the portfolio being acquired by larger companies, such as St. Jude Medical's buying Ventritex and Gemstar's buying Starsight Telecast. Among gaming stocks, holdings in Showboat, Harrah's Entertainment, and Argosy were reduced because our outlook for that industry calls for a slowdown in the establishment of new gaming jurisdictions. Among holdings added were Cable Design Systems, a leading company in high-performance communications cables, and Oracle Systems, the leading provider of client-server software.

Q. YOUR LARGEST INDUSTRY SECTOR REMAINS TECHNOLOGY. COULD YOU TALK ABOUT WHAT YOU LIKE ABOUT THIS SECTOR AND ANY PARTICULAR TECHNOLOGY SUBSECTORS AND STOCKS YOU LIKE?
A. We continue to find the most growth opportunities in technology. These opportunities are driven by fundamental technological advancements and innovations that are then integrated into the industries that make use of them. For example, our heaviest investment in technology is in software, an area in which a good company can capture an attractive niche and grow in a predictable manner as computers and networks become more powerful. These companies benefit from the need to constantly update software to accommodate the new hardware. Companies in this sector that have performed well over the past year include Intel, Microsoft, Oracle Systems, BMC Software, Electronic Arts, Synopsys, and Cadence Design Systems, each of which is a dominant player in its field.

Q. THE FUND'S NEXT LARGEST SECTOR IS HEALTH CARE. HOW HAS THIS SECTOR PERFORMED, AND WHAT STOCKS SEEM TO BE DOING PARTICULARLY WELL THESE DAYS?
A. Our health care holdings have been changed to focus on subacute care, medical devices, and medical services. Although HMO stocks have seen some improved performance over the past year, our holdings in this area have been reduced. Meanwhile, the subacute care sector has benefited from favorable regulation and consolidation, both of which have combined to push up the group's performance. At the same time, the medical devices and services areas performed well as new products and services drove stock performance.

Q. COULD YOU TALK ABOUT SOME OF THE FUND'S HOLDINGS THAT PERFORMED BETTER THAN EXPECTED, AND WHY YOU THINK THEY DID WELL?
A. A large number of companies had a positive impact on the Fund, including Gemstar International, Oracle Systems, Mariner Health Group, Cadence Design Systems, and Synopsys. Gemstar benefited from a consolidation in its business that left it with no strong competitors in the very attractive market of electronic guides and navigators for broadcast television. Oracle, Cadence Design, and Synopsys also performed well as their dominant software positions provided exceptional growth. Mariner Health, a provider of long-term care and subacute care, also did well as its operational problems were resolved and concerns about health care regulation abated.

Q. NOW, WHAT ABOUT SOME STOCKS OR SECTORS THAT DID NOT PERFORM AS WELL AS YOU WOULD HAVE LIKED?
A. Four companies had an adverse impact on performance: Ascend Communications, HCIA, Inc., Uromed, and Spectrum Holobyte. A variety of issues affected these companies, although management execution and product delays were the primary culprits. However, we believe these companies are poised for solid recoveries in the next 12 months.

Q. IN GENERAL, HOW WOULD YOU CHARACTERIZE THE BUSINESS AND ECONOMIC ENVIRONMENT OF THE PAST YEAR?
A. It has been an extremely favorable environment, with the primary area of concern being the slowing of European markets and the impact of currency fluctuations, particularly on U.S. companies that derive a large percentage of their revenue from overseas sales.

Q. EFFECTIVE SEPTEMBER 1, 1997, THE NAME OF THE FUND WAS CHANGED TO MFS MID
   CAP GROWTH FUND. WHILE THE INVESTMENT OBJECTIVE -- LONG-TERM GROWTH OF CAPITAL -- IS THE SAME, THE INVESTMENT POLICY AND STRATEGY ARE DIFFERENT. COULD YOU TALK ABOUT WHY THIS CHANGE WAS MADE AND THE KIND OF INVESTMENTS
   YOU EXPECT TO BE MAKING?
A. The change in the Fund's name and the modification of its investment policy have been made for a number of reasons. First, the requirement to invest in NASDAQ stocks has limited the majority of our investments to holdings that trade on a specific exchange (the NASDAQ), as opposed to companies that are small- or medium-sized or that are in growth or value industries. This change allows us to invest in small- and medium-capitalization companies without being limited to just one exchange. Second, many of our holdings have been leaving the NASDAQ, forcing us to liquidate these holdings as they move to the New York Stock Exchange. Finally, the Fund's new focus will be to invest in mid-cap and, to a lesser extent, small-cap growth companies. We will seek to find what we believe are attractive growth companies as they become winners in favorable growth segments.

/s/ Mark Regan

    Mark Regan
    Portfolio Manager

--------------------------------------------------------------------------------

   PORTFOLIO MANAGER'S PROFILE

   MARK REGAN BEGAN HIS CAREER AT MFS IN 1989 AS A RESEARCH ANALYST. A GRADUATE OF CORNELL UNIVERSITY AND THE SLOAN SCHOOL OF MANAGEMENT OF THE MASSACHUSETTS INSTITUTE OF TECHNOLOGY, HE WAS PROMOTED TO INVESTMENT OFFICER IN 1990, ASSISTANT VICE PRESIDENT - INVESTMENTS IN 1991, AND VICE PRESIDENT - INVESTMENTS IN 1992. MR. REGAN HAS MANAGED MFS(R) MID CAP GROWTH FUND SINCE ITS INCEPTION IN 1993.

--------------------------------------------------------------------------------

   NOTE: THE FUND CHANGED ITS NAME FROM MFS OTC FUND TO MFS(R) MID CAP GROWTH FUND AS OF SEPTEMBER 1, 1997.

   FUND FACTS

   OBJECTIVE:             THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK LONG-
                          TERM GROWTH OF CAPITAL.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:  CLASS A:  DECEMBER 1, 1993
                          CLASS B:  DECEMBER 1, 1993
                          CLASS C:  AUGUST 1, 1994
                          CLASS I:   JANUARY 2, 1997

  SIZE:                   $122.9 MILLION NET ASSETS AS OF AUGUST 31, 1997


PERFORMANCE SUMMARY

The information below illustrates the historical performance of MFS Mid Cap Growth Fund - Class A shares in comparison to various market indicators. Class A share performance results reflect the deduction of the 5.75% maximum sales charge; benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown, based on the differences in charges and fees paid by shareholders investing in different classes. It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from December 1, 1993, through August 31, 1997)


                 MFS                                  Consumer
               Mid Cap     S&P 500       Russell       Price
             Growth Fund  Composite       2000         Index
             - Class A      Index        Index        -  U.S.
             -----------  ---------      -------     ---------
12/93           9,400       10,000       10,000       10,000
8/94           10,400       10,500       10,400       10,200
8/95           12,500       12,800       12,500       10,500
8/96           13,800       15,200       13,900       10,800
8/97           16,630       21,321       17,921       11,022

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 1997

                                                                                                                   Life of
                                                                                  1 Year          3 Years            Fund*
----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund (Class A) including 5.75% sales charge
  (SEC results)                                                                  +13.37%          +14.48%          +14.52%
----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund (Class A) at net asset value                             +20.26%          +16.77%          +16.36%
----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund (Class B) with CDSC (SEC results)                        +15.36%          +15.09%          +14.75%
----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund (Class B) at net asset value                             +19.36%          +15.84%          +15.29%
----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund (Class C) with CDSC (SEC results)                        +18.44%          +15.80%          +15.33%
----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund (Class C) at net asset value                             +19.44%          +15.80%          +15.33%
----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund (Class I) at net asset value                             +20.51%          +16.85%          +16.42%
----------------------------------------------------------------------------------------------------------------------------------
Average small-company growth fund**                                              +26.85%          +22.10%          +17.29%
----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Total Return Index+                                                 +29.05%          +19.96%          +16.86%
----------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index+                                           +40.78%          +26.58%          +22.40%
----------------------------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                                           + 2.19%          + 2.55%          + 2.63%
----------------------------------------------------------------------------------------------------------------------------------
 *  For the period from the commencement of the Fund's investment operations, December 1,
    1993, through August 31, 1997.
**  Source: Lipper Analytical Services, Inc.
 +  Source: CDA/Wiesenberger.
++  The Consumer Price Index is published by the U.S. Bureau of Labor Statistics and measures the cost of living (inflation).

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A share SEC results include the maximum 5.75% sales charge. Class B share SEC results reflect the applicable contingent deferred sales charge
(CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share SEC results reflect the 1% CDSC applicable to shares redeemed within 12 months of purchase. Class I shares, which became available on January 2, 1997, have no sales charge or Rule 12b-1 fees and are only available to certain institutional investors.

Class C share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class B shares for periods prior to the commencement of offering of Class C shares. Operating expenses attributable to Class C shares are not significantly different than those of Class B shares. The Class B share performance included within the Class C share SEC performance has been adjusted to reflect the CDSC generally applicable to Class C shares rather than the CDSC generally applicable to Class B shares.

Class I share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class I shares. Because operating expenses attributable to Class A shares are greater than those of Class I shares, Class I share performance generally would have been higher than Class A share performance.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

--------------------------------------------------------------------------------

   TAX FORM SUMMARY

   IN JANUARY 1998, SHAREHOLDERS WILL BE MAILED A TAX FORM SUMMARY REPORTING THE FEDERAL TAX STATUS OF ALL DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 1997.

   DIVIDENDS RECEIVED DEDUCTION

   FOR THE YEAR ENDED AUGUST 31, 1997, THE AMOUNT OF DISTRIBUTIONS FROM INCOME ELIGIBLE FOR THE 70% DIVIDENDS-RECEIVED DEDUCTION FOR
   CORPORATIONS CAME TO 49.27%.

--------------------------------------------------------------------------------

PORTFOLIO CONCENTRATION AS OF AUGUST 31, 1997

TOP 10 EQUITY HOLDINGS

GEMSTAR INTERNATIONAL GROUP LTD.   EDIFY CORP.
Audio/video products company       Internet software company

ASCEND COMMUNICATIONS, INC.        VIKING OFFICE PRODUCTS, INC.
Developer of telecommunications    Mail-order office products
systems and products               retailer

CABLE DESIGN TECHNOLOGIES CORP.    ST. JUDE MEDICAL, INC.
Manufacturer of data transmission  Developer and manufacturer of
cables                             medical instruments

MARINER HEALTH GROUP, INC.         SPECTRUM HOLOBYTE, INC.
Nursing home and health care       Developer of entertainment and
company                            educational software

ORACLE SYSTEMS CORP.               TYCO INTERNATIONAL LTD.
Developer and manufacturer of      Manufacturer of fire protection,
database software                  packaging, and electronic
                                   equipment

LARGEST SECTORS

[Graphic Omitted]

Technology                                             36.7%

Health Care                                            15.6%

Leisure                                                13.3%

Miscellaneous                                           9.5%
(conglomerates, special products/services)

Retailing                                               9.3%

Other Sectors                                          15.6%

For a more complete breakdown, refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS - August 31, 1997

Stocks - 97.5%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES             VALUE
---------------------------------------------------------------------------------------------------------
U.S. Stocks - 96.7%
  Apparel and Textiles -
    Polo Ralph Lauren Corp.*                                             1,800      $     47,250
---------------------------------------------------------------------------------------------------------
  Banks and Credit Companies - 2.4%
    Compass Bancshares, Inc.                                            31,400      $  1,118,625
    First Hawaiian, Inc.                                                31,800         1,172,625
    ONBANCorp., Inc.                                                    12,000           624,000
                                                                                    ------------
                                                                                    $  2,915,250
---------------------------------------------------------------------------------------------------------
  Biotechnology
    Perspective Biosystems, Inc.*                                           45      $        548
---------------------------------------------------------------------------------------------------------
  Business Machines - 0.3%
    Affiliated Computer Services, Inc., "A"*                            11,800      $    309,750
---------------------------------------------------------------------------------------------------------
  Business Services - 2.9%
    BDM International, Inc.*                                            44,100      $  1,113,525
    Carbo Ceramics, Inc.                                                11,200           312,200
    Claremont Technology Group, Inc.*                                   36,200           642,550
    First USA Paymentech, Inc.*                                         10,700           325,013
    Galileo International, Inc.*                                         2,300            60,806
    Hall Kinion & Associates, Inc.*                                        200             4,275
    HPR, Inc.*                                                          29,500           527,312
    Lamalie Associates, Inc.*                                              100             1,900
    Technology Solutions Co.*                                           24,150           561,487
    TeleSpectrum Worldwide, Inc.*                                       18,300            83,494
                                                                                    ------------
                                                                                    $  3,632,562
---------------------------------------------------------------------------------------------------------
  Cellular Telephones - 0.8%
    Telephone & Data Systems, Inc.                                      23,700      $    936,150
---------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 6.2%
    Electronic Arts, Inc.*                                              46,600      $  1,482,462
    Microsoft Corp.*                                                    16,600         2,194,312
    Quantum Corp.*                                                      15,800           553,988
    Read Rite Corp.*                                                    11,800           338,513
    Spectrum Holobyte, Inc.*##                                         634,000         3,051,125
                                                                                ----------------
                                                                                    $  7,620,400
---------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 13.7%
    Adobe Systems, Inc.                                                 34,900      $  1,374,188
    Aris Corp.*                                                            400             9,800
    Aspen Technology, Inc.*                                             10,200           348,075
    BMC Software, Inc.*                                                 30,200         1,891,275
    Cadence Design Systems, Inc.*                                       58,920         2,802,382
    Cerner Corp.*                                                       10,300           303,850
    Clarify, Inc.*                                                       9,200           144,900
    Compuware Corp.*                                                    11,500           710,125
    E Trade Group, Inc.*                                                 1,800            57,825
    Edify Corp.*                                                       241,100         3,495,950
    Great Plains Software, Inc.*                                           200             5,275
    Netscape Communications Corp.*                                         349            13,894
    Oracle Systems Corp.*                                               98,750         3,764,844
    Rational Software Corp.*                                            22,590           372,735
    RWD Technologies, Inc.*                                                200             3,850
    Synopsys, Inc.*                                                     44,200         1,530,425
    TSI International Software Ltd.*                                       600             7,350
                                                                                    ------------
                                                                                    $ 16,836,743
---------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 2.5%
    800-JR. Cigar, Inc.*                                                   300          $  9,600
    Novel Denim Holdings Ltd.*                                             500            10,937
    Tyco International Ltd.*                                            38,217         2,997,646
                                                                                    ------------
                                                                                    $  3,018,183
---------------------------------------------------------------------------------------------------------
  Electronics - 4.7%
    Analog Devices, Inc.*                                               25,300      $    838,062
    Atmel Corp.*                                                        18,600           657,975
    Intel Corp.                                                         15,000         1,381,875
    KLA-Tencor Corp.*                                                    9,200           652,050
    Kulicke & Soffa Industries, Inc.*                                   10,000           459,375
    Teradyne, Inc.*                                                     33,200         1,848,825
                                                                                    ------------
                                                                                    $  5,838,162
---------------------------------------------------------------------------------------------------------
  Entertainment - 9.6%
    American Radio Systems Corp.                                         3,800      $    187,150
    Gemstar International Group Ltd.*                                  475,000         9,737,500
    Jacor Communications, Inc.*                                         22,700           998,800
    LIN Television Corp.*                                               18,800           891,825
    Silverleaf Resorts, Inc.*                                              900            17,325
    Travel Services International, Inc.*                                   200             4,875
                                                                                    ------------
                                                                                    $ 11,837,475
---------------------------------------------------------------------------------------------------------
  Financial Institutions - 1.1%
    Advanta Corp., "B"                                                   8,400      $    266,700
    AmeriTrade Holding Corp., "A"*                                         500             9,406
    ARM Financial Group, Inc., "A"                                         500             9,719
    Delta Financial Corp.*                                                 600            11,813
    Franklin Resources, Inc.                                            14,200         1,098,725
                                                                                    ------------
                                                                                    $  1,396,363
---------------------------------------------------------------------------------------------------------
  Food and Beverage Products - 2.2%
    McCormick & Co., Inc.                                               43,900      $  1,037,138
    Smith's Food & Drug Centers, Inc., "B"*                             29,900         1,637,025
                                                                                    ------------
                                                                                    $  2,674,163
---------------------------------------------------------------------------------------------------------

  Insurance - 1.5%
    Compdent Corp.*                                                     47,900      $  1,161,575
    Conseco, Inc.*                                                      14,400           619,200
    Hartford Life, Inc., "A"                                             1,000            37,313
    Nationwide Financial Services, Inc., "A"                             1,700            47,175
    Penn America Group, Inc.*                                              800            14,600
                                                                                    ------------
                                                                                    $  1,879,863
---------------------------------------------------------------------------------------------------------
  Machinery - 0.4%
    Greenfield Industries, Inc.*                                        20,800      $    548,600
---------------------------------------------------------------------------------------------------------
  Medical and Health Products - 4.2%
    Acuson Corp.*                                                       18,700      $    503,731
    Mentor Corp.                                                        19,900           611,925
    Schick Technologies, Inc.*                                             300             7,950
    Transition Systems, Inc.*                                           71,400         1,365,525
    Uromed Corp.*                                                      450,000         2,615,625
                                                                                    ------------
                                                                                    $  5,104,756
---------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 15.8%
    AmeriSource Health Corp., "A"*                                      32,000      $  1,602,000
    Centennial Healthcare Corp.*                                           500            10,063
    CRA Managed Care, Inc.*                                             17,500           971,250
    Cytyc Corp.*                                                        12,800           256,000
    HBO & Co.                                                           17,500         1,253,437
    HCIA, Inc.*                                                        107,300         1,663,150
    Hologic, Inc.*                                                      26,100           632,925
    IDEXX Labs, Inc.*                                                   44,500           837,156
    IDX Systems Corp.*                                                  14,100           477,638
    Mariner Health Group, Inc.*                                        262,200         3,801,900
    Monarch Dental Corp.*                                                  200             3,625
    Physician Sales and Service, Inc.*                                  23,100           392,700
    Renal Treatment Centers, Inc.*                                      23,400           792,675
    Shared Medical System*                                              52,000         2,548,000
    St. Jude Medical, Inc.*                                             90,000         3,425,625
    United Healthcare Corp.                                             15,779           767,254
                                                                                    ------------
                                                                                    $ 19,435,398
---------------------------------------------------------------------------------------------------------
  Oil Services - 3.2%
    Cal Dive International, Inc.*                                          300      $     10,200
    Cooper Cameron Corp.*                                               16,600         1,076,925
    Diamond Offshore Drilling, Inc.                                     13,000           710,125
    Friede Goldman International, Inc.*                                    600            24,150
    Global Industries Ltd.*                                             37,900         1,380,981
    Hanover Compressor Co.*                                                500            11,813
    National Oilwell, Inc.*                                              5,600           344,750
    Noble Drilling Corp.*                                               11,400           324,187
                                                                                    ------------
                                                                                    $  3,883,131
---------------------------------------------------------------------------------------------------------

  Oils - 0.6%
    Apache Corp.                                                        16,500      $    654,844
    Santa Fe International Corp.*                                        1,700            76,075
                                                                                    ------------
                                                                                    $    730,919
---------------------------------------------------------------------------------------------------------
  Pollution Control
    Waste Industries, Inc., "A"*                                           300      $      5,475
---------------------------------------------------------------------------------------------------------
  Printing and Publishing -
    CMP Media, Inc., "A"*                                                  400      $     10,700
---------------------------------------------------------------------------------------------------------
  Railroads - 1.6%
    Genesee & Wyoming, Inc., "A"*                                       15,000      $    468,750
    Wisconsin Central Transportation Corp.*                             47,500         1,472,500
                                                                                    ------------
                                                                                    $  1,941,250
---------------------------------------------------------------------------------------------------------
  Real Estate -
    Lasalle Partners, Inc*                                                 400      $     11,900
---------------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 1.4%
    Applebee's International, Inc.                                      45,500      $  1,160,250
    Prime Hospitality Corp.*                                            28,600           543,400
                                                                                    ------------
                                                                                    $  1,703,650
---------------------------------------------------------------------------------------------------------
  Special Products and Services - 1.1%
    Keystone International, Inc.                                        35,800      $  1,349,213
---------------------------------------------------------------------------------------------------------
  Stores - 7.7%
    AnnTaylor Stores Corp.*                                             71,100      $  1,217,588
    Gymboree Corp.*                                                    119,800         2,935,100
    Rite Aid Corp.                                                      37,700         1,887,356
    Viking Office Products, Inc.*                                      162,600         3,434,925
                                                                                    ------------
                                                                                    $  9,474,969
---------------------------------------------------------------------------------------------------------
  Telecommunications - 12.8%
    ADC Telecommunications, Inc.*                                       20,600      $    764,775
    Aerial Communications, Inc.*                                       122,500         1,064,219
    Ascend Communications, Inc.*                                       109,400         4,642,662
    Aspect Telecommunications Corp.*                                    88,300         1,942,600
    Cable Design Technologies Corp.*                                   132,200         4,420,437
    Cabletron Systems, Inc.*                                            17,400           526,350
    Cisco Systems, Inc.*                                                 7,400           557,775
    Cox Communications, Inc., "A"*                                       5,100           138,019
    Genesys Telecommunications Laboratory*                                 200             5,600
    Qwest Communications International, Inc.*                              700            28,525
    Tel-Save Holdings, Inc.*                                            16,600           296,725
    U.S. Cellular Corp.*                                                37,900         1,141,738
    U.S. West Media Group*                                               9,200           184,000
                                                                                    ------------
                                                                                    $ 15,713,425
---------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                   $118,856,248
---------------------------------------------------------------------------------------------------------
Foreign Stocks - 0.8%
  Canada - 0.8%
    Rogers Communications, Inc., "B"
      (Telecommunications)*                                             94,800      $    663,600
    Southern Africa Minerals Corp. (Precious Metals and
      Minerals)*++                                                     810,000           303,345
                                                                                    ------------
                                                                                    $    966,945
---------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                $    966,945
---------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $108,223,597)                                        $119,823,193
---------------------------------------------------------------------------------------------------------
Warrants -
---------------------------------------------------------------------------------------------------------
  Perseptive Biosystems, Inc. (Identified Cost, $0)                         25      $          0
---------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.2%
---------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
                                                                 (000 OMITTED)
---------------------------------------------------------------------------------------------------------
  General Electric Capital Corp., due 09/02/97,
    at Amortized Cost and Value                                         $1,400      $  1,399,781
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $109,623,378)                                   $121,222,974
Other Assets, Less Liabilities - 1.3%                                                  1,634,786
---------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                $122,857,760
---------------------------------------------------------------------------------------------------------
 *Non-income producing security.
##SEC Rule 144A restriction.
++Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
AUGUST 31, 1997
--------------------------------------------------------------------------------
Assets:
  Investments, at value -
    Unaffiliated issuers (identified cost, $108,529,649)      $120,919,629
    Affiliated issuer (identified cost, $1,093,729)                303,345
                                                              ------------
      Total investments, at value (identified cost,
         $109,623,378)                                        $121,222,974
  Cash                                                           1,465,766
  Receivable for Fund shares sold                                  661,407
  Receivable for investments sold                                  296,226
  Dividends receivable                                              11,517
  Other assets                                                       1,062
                                                              ------------
      Total assets                                            $123,658,952
                                                              ------------

Liabilities:
  Payable for investments purchased                           $    436,368
  Payable for Fund shares reacquired                               231,933
  Payable to affiliates -
    Management fee                                                   7,293
    Administrative fee                                                 152
    Shareholder servicing agent fee                                  1,312
    Distribution and service fee                                    62,053
  Accrued expenses and other liabilities                            62,081
                                                              ------------
      Total liabilities                                       $    801,192
                                                              ------------
Net assets                                                    $122,857,760
                                                              ============

Net assets consist of:
  Paid-in capital                                             $111,850,491
  Unrealized appreciation on investments                        11,599,596
  Accumulated net realized loss on investments and foreign
    currency transactions                                         (582,892)
  Accumulated net investment loss                                   (9,435)
                                                              ------------
      Total                                                   $122,857,760
                                                              ============
Shares of beneficial interest outstanding                     13,178,659
                                                               =========

Class A shares:
  Net asset value per share
    (net assets of $41,737,337 / 4,429,126 shares of
    beneficial interest outstanding)                             $9.42
                                                                 =====
  Offering price per share (100 / 94.25)                         $9.99
                                                                 =====

Class B shares:
  Net asset value and offering price per share
    (net assets of $73,940,102 / 7,972,462 shares of
    beneficial interest outstanding)                             $9.27
                                                                 =====

Class C shares:
  Net asset value and offering price per share
    (net assets of $5,796,283/ 630,395 shares of beneficial
    interest outstanding)                                        $9.19
                                                                 =====

Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets of $1,384,038 / 146,676 shares of
    beneficial interest outstanding)                             $9.44
                                                                 =====
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statement of Operations
--------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 1997
--------------------------------------------------------------------------------------------

Net investment income:
  Income -
    Interest                                                                     $   195,845
    Dividends                                                                        175,657
                                                                                 -----------
      Total investment income                                                    $   371,502
                                                                                 -----------

  Expenses -
    Management fee                                                               $   868,526
    Trustees' compensation                                                            18,091
    Shareholder servicing agent fee                                                   99,472
    Shareholder servicing agent fee (Class A)                                         19,320
    Shareholder servicing agent fee (Class B)                                         53,443
    Shareholder servicing agent fee (Class C)                                          3,228
    Distribution and service fee (Class A)                                            98,318
    Distribution and service fee (Class B)                                           713,344
    Distribution and service fee (Class C)                                            57,908
    Administration fee                                                                 8,511
    Printing                                                                          52,377
    Auditing fee                                                                      50,652
    Postage                                                                           34,033
    Custodian fee                                                                     32,120
    Legal fee                                                                          4,748
    Miscellaneous                                                                     97,179
                                                                                 -----------
      Total expenses                                                             $ 2,211,270
    Fees paid indirectly                                                                 (71)
                                                                                 -----------
      Net expenses                                                               $ 2,211,199
                                                                                 -----------
        Net investment loss                                                      $(1,839,697)
                                                                                 -----------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                                      $ 2,977,138
    Foreign currency transactions                                                       (325)
                                                                                 -----------
      Net realized gain on investments and foreign currency transactions         $ 2,976,813
                                                                                 -----------
  Change in unrealized appreciation on investments                               $19,823,645
                                                                                 -----------
        Net realized and unrealized gain on investments and foreign
          currency                                                               $22,800,458
                                                                                 -----------
          Increase in net assets from operations                                 $20,960,761
                                                                                 ===========

See notes to financial statements

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                                   1997                      1996
-------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets:
From operations -
  Net investment loss                                           $ (1,839,697)             $ (1,585,695)
  Net realized gain on investment transactions                     2,976,813                20,722,363
  Net unrealized gain (loss) on investments                       19,823,645               (12,184,307)
                                                                ------------              ------------
    Increase in net assets from operations                      $ 20,960,761              $  6,952,361
                                                                ------------              ------------
Distributions declared to shareholders -
  From net realized gain on investments and foreign
    currency transactions (Class A)                             $ (5,360,182)             $ (5,350,459)
  From net realized gain on investments and foreign
    currency transactions (Class B)                               (9,603,644)              (10,344,167)
  From net realized gain on investments and foreign
    currency transactions (Class C)                                 (727,466)                 (756,617)
                                                                ------------              ------------
    Total distributions declared to shareholders                $(15,691,292)             $(16,451,243)
                                                                ------------              ------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                              $ 72,372,396              $ 80,419,295
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                 14,135,101                14,791,845
  Cost of shares reacquired                                      (77,920,481)              (71,855,199)
                                                                ------------              ------------
    Increase in net assets from Fund share transactions         $  8,587,016              $ 23,355,941
                                                                ------------              ------------
      Total increase in net assets                              $ 13,856,485              $ 13,857,059
Net assets:
  At beginning of period                                         109,001,275                95,144,216
                                                                ------------              ------------

At end of period (including accumulated net investment
loss of $9,435, and $1,588,957, respectively)                   $122,857,760              $109,001,275
                                                                ============              ============
See notes to financial statements

Financial Highlights

-------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                          1997              1996              1995             1994*
-------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS A
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                       $  9.06           $ 10.08           $  8.68           $  7.83
                                                            -------           -------           -------           -------

Income from investment operations# -
Net investment loss                                         $ (0.09)          $ (0.10)          $ (0.03)          $ (0.05)
Net realized and unrealized gain on investments and
foreign currency transactions                                  1.77              0.96              1.69              0.90
                                                            -------           -------           -------           -------
Total from investment operations                            $  1.68           $  0.86           $  1.66           $  0.85
                                                            -------           -------           -------           -------

Less distributions declared to shareholders -
From net realized gain on investments and foreign                                                                       $
currency transactions
                                                            $ (1.32)          $ (1.88)          $ (0.26)             --
                                                            -------           -------           -------           -------
Net asset value - end of period                             $  9.42           $  9.06           $ 10.08           $  8.68
                                                            =======           =======           =======           =======
Total return(+)                                               20.26%            10.55%            19.77%            10.86%++
Ratios (to average net assets)/Supplemental data(S):
Expenses##                                                     1.41%             1.28%             1.29%             1.50%+
Net investment loss                                           (1.09)%           (1.08)%           (0.40)%           (0.87)%+
Portfolio turnover                                              170%              157%              218%               82%
Average commission rate###                                  $0.0387           $0.0422           $  --             $  --
Net assets at end of period (000 omitted)                   $41,737           $35,098           $30,194           $17,776

  *For the period from the commencement of the Fund's investment operations, December 1,
   1993, through August 31, 1994.
  +Annualized.
 ++Not annualized.
(+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  #Per share data are based upon average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after
   September 1, 1995.
(S)The investment advisor did not impose a portion of its management fee for the periods indicated. If this fee had been incurred by the Fund, the net investment loss per share and the ratios would have been:

    Net investment loss                                     $--               $--               $--               $ (0.08)
    Ratios (to average net asets):
      Expenses                                               --                --                --                  2.03%+
      Net investment loss                                    --                --                --                 (1.40)%+

See notes to financial statements

---------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                          1997              1996              1995             1994*
-------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                       $  8.93           $  9.94           $  8.59           $  7.83
                                                            -------           -------           -------           -------

Income from investment operations# -
Net investment loss                                         $ (0.16)          $ (0.17)          $ (0.13)          $ (0.12)
Net realized and unrealized gain on investments and
foreign currency transactions                                  1.75              0.95              1.69              0.88
                                                            -------           -------           -------           -------
Total from investment operations                            $  1.59           $  0.78           $  1.56           $  0.76
                                                            -------           -------           -------           -------

Less distributions declared to shareholders from net
  realized gain on investments and foreign currency
  transactions                                              $ (1.25)          $ (1.79)          $ (0.21)          $  --
                                                            -------           -------           -------           -------
Net asset value - end of period                             $  9.27           $  8.93           $  9.94           $  8.59
                                                            =======           =======           =======           =======
Total return                                                  19.36%             9.67%            18.75%             9.71%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                   2.20%             2.13%             2.29%             2.57%+
  Net investment loss                                         (1.87)%           (1.81)%           (1.44)%           (2.02)%+
Portfolio turnover                                              170%              157%              218%               82%
Average commission rate###                                  $0.0387           $0.0422           $  --             $  --
Net assets at end of period (000 omitted)                   $73,940           $67,043           $61,742           $36,849

  *For the period from the commencement of the Fund's investment operations, December 1,
   1993, through August 31, 1994.
  +Annualized.
 ++Not annualized.
  #Per share data are based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after
   September 1, 1995.
(S)The investment advisor did not impose a portion of its management fee for the periods indicated. If this fee had been incurred by the Fund, the net investment loss per share and the ratios would have been:

    Net investment loss                                     $                 $                 $                 $ (0.15)
    Ratios (to average net asets):
      Expenses                                               --                --                --                  3.10%+
      Net investment loss                                    --                --                --                 (2.56)%+

See notes to financial statements

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED AUGUST 31,                                   1997             1996             1995            1994*         1997**
-----------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS C                                                            CLASS I
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $  8.85          $  9.91           $  8.61         $  7.80        $  8.50
                                                     -------          -------           -------         -------        -------

Income from investment operations# -
 Net investment loss                                 $ (0.16)         $ (0.17)          $ (0.14)        $ (0.04)       $ (0.05)
 Net realized and unrealized gain on
  investments and foreign currency
  transactions                                          1.74             0.94              1.69            0.85           0.99
                                                     -------          -------           -------         -------        -------
Total from investment operations                     $  1.58          $  0.77           $  1.55         $  0.81        $  0.94
                                                     -------          -------           -------         -------        -------

Less distributions declared to shareholders -
From net realized gain on investments and
 foreign currency transactions                       $ (1.24)         $ (1.83)          $ (0.25)        $  --          $  --
                                                     -------          -------           -------         -------        -------
Net asset value - end of period                      $  9.19          $  8.85           $  9.91         $  8.61        $  9.44
                                                     =======          =======           =======         =======        =======
Total return                                           19.44%            9.60%            18.63%          10.38%++       11.06%++
Ratios (to average net assets)/Supplemental data(S):
 Expenses##                                             2.16%            2.17%             2.30%           2.50%+         1.03%+
 Net investment loss                                   (1.79)%          (1.90)%           (1.55)%         (2.22)%+       (0.74)%+
Portfolio turnover                                       170%             157%              218%             82%           170%
Average commission rate###                           $0.0387          $0.0422           $  --           $  --          $0.0387
Net assets at end of period (000 omitted)            $ 5,796          $ 6,860           $ 3,209         $    87        $ 1,384

  *For the period from the commencement of offering of Class C shares, August 1, 1994, through August 31, 1994. **For the period from the commencement of the Fund's offering of Class I shares, January 3, 1997, through August 31, 1997.
  +Annualized.
 ++Not annualized.
+++The Fund's expenses are calculated without reduction for fees paid indirectly. #Per share distributions are based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(S)The investment advisor did not impose a portion of its management fee for the periods indicated. If this fee had been incurred by the Fund, the net investment loss per share and the ratios would have been:

    Net investment loss                               $ --             $ --             $  --           $(0.05)        $ --
    Ratios (to average net assets):
      Expenses                                          --               --                --             3.03%+         --
      Net investment loss                               --               --                --            (2.71)%+        --

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Mid Cap Growth Fund (the Fund) is a diversified series of MFS Series Trust IV (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Effective September 1, 1997, the name of the Fund was changed from MFS OTC Fund to MFS Mid Cap Growth Fund.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's average daily net assets. This fee is reduced according to an expense offset arrangement with State Street Bank, disbursing agent, which provides for partial reimbursement of custody fees based on a formula developed to measure the value of cash deposited by the Fund with the dividend disbursing agent. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. During the year ended August 31, 1997, $1,835,920 was reclassified from accumulated net realized loss on investments and foreign currency transactions to accumulated net investment loss due to differences between book and tax accounting for the offset of short-term capital gains against accumulated net investment loss. This change had no effect on the net assets or net asset value per share. At August 31, 1997, accumulated net realized loss under book accounting was different from tax accounting due to temporary differences in accounting for wash sale transactions.

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares. The classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of average daily net assets.

Administrator - Effective March 1, 1997, the Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion:

        First $1 billion                                      0.0150%
        Next $1 billion                                       0.0125%
        Next $1 billion                                       0.0100%
        In excess of $3 billion                               0.0000%

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $4,184 for the year ended August 31, 1997.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $23,709 for the year ended August 31, 1997, as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $18,471 for the year ended August 31, 1997. Payment of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine. Fees incurred under the distribution plan during the year ended August 31, 1997, were .26% of average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $20,179 and $302 for Class B and Class C shares, respectively, for the year ended August 31, 1997. Fees incurred under the distribution plan during the year ended August 31, 1997, were 1.00% of average daily net assets attributable to Class B, and Class C shares on an annualized basis, respectively.

Purchases over $1 million of Class A shares and certain purchases by retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within twelve months of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 1997, were $304, $140,576, and $3,156 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22%, and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations aggregated $191,450,780 and $203,178,277, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                                $110,655,476
                                                                  ============
    Gross unrealized appreciation                                 $ 18,497,710
    Gross unrealized depreciation                                    7,930,212
                                                                  ------------
        Net unrealized appreciation                               $ 10,567,498
                                                                  ============
(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                                         YEAR ENDED AUGUST 31, 1997          YEAR ENDED AUGUST 31, 1996
                                   --------------------------------    --------------------------------
                                          SHARES             AMOUNT           SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold                            3,045,715      $  27,193,349        2,953,255      $  28,054,414
Shares issued to shareholders in
  reinvestment of distributions          589,985          4,958,075          609,434          4,991,266
Shares transferred to Class I           (265,865)        (2,259,849)
Shares reacquired                     (2,816,583)       (25,053,752)      (2,683,072)       (24,825,437)
                                      ----------       ------------       ----------      -------------
    Net increase                         553,252       $  4,837,823          879,617      $   8,220,243
                                      ==========       ============       ==========      =============

Class B Shares
                                         YEAR ENDED AUGUST 31, 1997          YEAR ENDED AUGUST 31, 1996
                                   --------------------------------    --------------------------------
                                          SHARES             AMOUNT           SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold                            4,632,366       $ 40,232,895        3,674,349      $  33,978,577
Shares issued to shareholders in
  reinvestment of distributions        1,017,100          8,502,410        1,119,205          9,076,592
Shares reacquired                     (5,182,228)       (44,830,300)      (3,501,980)       (31,963,123)
                                      ----------       ------------       ----------      -------------
    Net increase                         467,237       $  3,905,005        1,291,574      $  11,092,046
                                      ==========       ============       ==========      =============

Class C Shares
                                         YEAR ENDED AUGUST 31, 1997          YEAR ENDED AUGUST 31, 1996
                                   --------------------------------    --------------------------------
                                          SHARES             AMOUNT           SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold                              555,743       $  4,850,217        2,005,344      $  18,386,304
Shares issued to shareholders in
  reinvestment of distributions           81,725            674,616           89,936            723,987
Shares reacquired                       (782,083)        (6,947,620)      (1,644,089)       (15,066,639)
                                      ----------       ------------       ----------      -------------
    Net increase (decrease)             (144,615)      $ (1,422,787)         451,191      $   4,043,652
                                      ==========       ============       ==========      =============

Class I Shares
                                         YEAR ENDED AUGUST 31, 1997
                                   --------------------------------
                                          SHARES             AMOUNT
-------------------------------------------------------------------
Shares sold                               12,016          $  95,935
Shares transferred from Class A          265,865          2,259,849
Shares reacquired                       (131,205)        (1,088,809)
                                      ----------       ------------
    Net increase                         146,676       $  1,266,975
                                      ==========       ============

(6) Line of Credit
The Fund and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the year ended August 31, 1997, was $1,130.

(7) Transactions in Securities of Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of affiliated issues at August 31, 1997, is set forth below.

                                            ENDING          PURCHASE    MARKET
AFFILIATE                                   SHARE AMOUNT        COST     VALUE
--------------------------------------------------------------------------------
Southern African
  Minerals Corp.                                 810,000  $1,093,729  $303,345

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Series Trust IV Shareholders of MFS Mid Cap Growth
Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Mid Cap Growth Fund as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for the year ended August 31, 1997 and for each of the years in the four-year period ended August 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Mid Cap Growth Fund at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 3, 1997

                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) MID CAP GROWTH FUND

TRUSTEES                                            CUSTODIAN
A. Keith Brodkin* - Chairman and President          State Street Bank and Trust Company

Richard B. Bailey* - Private Investor;              AUDITORS
Former Chairman and Director (until 1991),          Deloitte & Touche LLP
Massachusetts Financial Services Company;
Director, Cambridge Bancorp; Director, Cambridge    INVESTOR INFORMATION
Trust Company                                       For MFS stock and bond market outlooks, call toll
                                                    free: 1-800-637-4458 anytime from a touch-tone
Peter G. Harwood - Private Investor                 telephone.

J. Atwood Ives - Chairman and Chief Executive       For information on MFS mutual funds, call your
Officer, Eastern Enterprises                        financial adviser or, for an information kit, call
                                                    toll free: 1-800-637-2929 any business day from
Lawrence T. Perera - Partner, Hemenway & Barnes     9 a.m. to 5 p.m. Eastern time (or leave a message
                                                    anytime).
William J. Poorvu - Adjunct Professor, Harvard
University Graduate School of Business              INVESTOR SERVICE
Administration                                      MFS Service Center, Inc.
                                                    P.O. Box 2281
Charles W. Schmidt - Private Investor               Boston, MA 02107-9906

Arnold D. Scott* - Senior Executive Vice            For general information, call toll free:
President, Director and Secretary, Massachusetts    1-800-225-2606 any business day from
Financial Services Company                          8 a.m. to 8 p.m. Eastern time.

Jeffrey L. Shames* - President and Director,        For service to speech- or hearing-impaired, call
Massachusetts Financial Services Company            toll free: 1-800-637-6576 any business day from
                                                    9 a.m. to 5 p.m. Eastern time. (To use this service,
Elaine R. Smith - Independent Consultant            your phone must be equipped with a
                                                    Telecommunications Device for the Deaf.)
David B. Stone - Chairman, North American
Management Corp. (investment advisers)              For share prices, account balances, and exchanges,
                                                    call toll free: 1-800-MFS-TALK (1-800-637-8255)
INVESTMENT ADVISER                                  anytime from a touch-tone telephone.
Massachusetts Financial Services Company
500 Boylston Street                                 WORLD WIDE WEB
Boston, MA 02116-3741                               www.mfs.com

DISTRIBUTOR                                         [DALBAR   For the fourth year in a row,
MFS Fund Distributors, Inc.                         LOGO]     MFS earned a #1 ranking in the
500 Boylston Street                                       DALBAR, Inc. Broker/Dealer Survey,
Boston, MA 02116-3741                               Main Office Operations Service Quality
                                                    Category. The firm achieved a 3.42
PORTFOLIO MANAGER                                   overall score on a scale of 1 to 4 in
Mark Regan*                                         the 1997 survey. A total of 111 firms
                                                    responded, offering input on the
TREASURER                                           quality of service they received from
W. Thomas London*                                   29 mutual fund companies nationwide.
                                                    The survey contained questions about
ASSISTANT TREASURERS                                service quality in 11 categories,
Mark E. Bradley*                                    including "knowledge of operations
Ellen Moynihan*                                     contact," "keeping you informed,"
James O. Yost*                                      "ease of doing business" with the firm.

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser

                                                         -------------
MFS(R) MID CAP                                              BULK RATE
GROWTH FUND                                               U.S. POSTAGE
                                                              PAID
                                                               MFS
                                                         -------------
500 Boylston Street
Boston, MA 02116-3741


[LOGO] M F S(SM)
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)



   [DALBAR
    LOGO]
TOP-RATED SERVICE




(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                  MMC-2 10/97 24M 83/283/383/883

                                     PART C



ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS


            FOR MFS MONEY MARKET FUND AND MFS GOVERNMENT MONEY MARKET FUND



            (a)      FINANCIAL STATEMENTS INCLUDED IN PART A:
                        For the seven years ended October 31, 1993, the ten months ended August 31, 1994, and the three years ended August 31, 1997:
                            Financial Highlights



                     FINANCIAL STATEMENTS INCLUDED IN PART B:
                        At August 31, 1997:
                            Statement of Assets and Liabilities*
                            Portfolio of Investments*




             For the two years in the period ended August 31, 1997:
                       Statement of Changes in Net Assets*


----------
* Incorporated herein by reference to the Fund's Annual Report to Shareholders dated August 31, 1997, filed with the SEC via EDGAR on November 3, 1997.


            FOR MFS MUNICIPAL BOND FUND



            (a)      FINANCIAL STATEMENTS INCLUDED IN PART A:
                        For the seven years ended October 31, 1993, the ten months ended August 31, 1994, and the three years ended August 31, 1997:
                            Financial Highlights



                     FINANCIAL STATEMENTS INCLUDED IN PART B:
                        At August 31, 1997:
                            Statement of Assets and Liabilities*
                            Portfolio of Investments*



             For the two years in the period ended August 31, 1997:
                       Statement of Changes in Net Assets*



----------
* Incorporated herein by reference to the Fund's Annual Report to Shareholders dated August 31, 1997, filed with the SEC via EDGAR on October 29, 1997.



            FOR MFS MID CAP GROWTH  FUND



            (a)      FINANCIAL STATEMENTS INCLUDED IN PART A:
                        For the period from December 1, 1993 to August 31, 1994 and for the three years ended August 31, 1997:
                            Financial Highlights

                 FINANCIAL STATEMENTS INCLUDED IN PART B:


                     At August 31, 1997:
                        Statement of Assets and Liabilities*
                        Portfolio of Investments*



                     For the two years in the period ended August 31, 1997:
                        Statement of Changes in Net Assets*



                     For the year ended August 31, 1997:
                        Statement of Operations*



----------
* Incorporated herein by reference to the Fund's Annual Report to Shareholders dated August 31, 19976, filed with the SEC via EDGAR on October 30, 1997.


            (b)  EXHIBITS

                  1  (a)  Amended and Restated Declaration of Trust, dated
                              January 19, 1995. (1)

                     (b) Amendment to Declaration of Trust, dated June 20, 1996. (7)


                     (c)  Form of Amendment to Declaration of Trust.  (10)


                  2       Amended and Restated By-Laws, dated December 21,
                          1994.  (1)

                  3       Not Applicable.

                  4       Form of Share Certificate for Classes of Shares.
                          (6)

                  5  (a)  Investment Advisory Agreement by and between
                          Massachusetts Cash Management Trust, on behalf of MFS Money Market Fund and MFS Government Money Market Fund, dated May 20, 1982 and amended and restated August 1, 1993. (1)

                     (b) Investment Advisory Agreement by and between MFS Series Trust IV, on behalf of MFS Municipal Bond Fund, dated September 1, 1993. (1)

                     (c) Investment Advisory Agreement by and between MFS Series Trust IV, on behalf of MFS OTC Fund, dated
                          October 20,     1993.  (1)

                  6  (a)  Distribution Agreement between the Trust and MFS
                          Fund Distributors, Inc., dated January 1, 1995.  (1)

                     (b) Dealer Agreement between MFS Fund Distributors, Inc. ("MFD"), and a dealer, and the Mutual Fund Agreement between MFD and a bank or NASD affiliate, as amended April 11, 1997. (5)

                  7       Retirement Plan for Non-Interested Person Trustees,
                           dated January 1, 1991. (1)

                  8  (a)  Custodian Agreement between Registrant and State
                          Street Bank and Trust Company, dated April 25,
                          1988.  (4)

                     (b) Amendment to Custodian Contract, dated April 25, 1988. (4)

                     (c) Amendment to Custodian Contract, dated October 1, 1989. (4)

                     (d) Amendment to Custodian Contract, dated September 17, 1991. (4)


                  9  (a)  Shareholder Servicing Agent Agreement, dated August
                          1, 1985.  (1)


                     (b) Amendment to Shareholder Servicing Agreement dated January 1, 1997 to amend Fee Schedule. (10)



                     (c)  Exchange Privilege Agreement, dated July 30, 1997.
                          (11).



                     (d) Loan Agreement among MFS Borrowers and The First National Bank of Boston, dated as of February 21, 1995. (9)



                     (e) Third Amendment to the Loan Agreement among MFS Borrowers and The First National Bank of Boston, dated as of February 14, 1997. (9)



                     (f) Dividend Disbursing Agent Agreement, dated February 1, 1986. (2)



                     (g) Master Administrative Services Agreement, dated March 1, 1997, as amended. (8)



                 10 Consent and Opinion of Counsel, dated December 22, 1997; filed herewith.


                 11       Consent of Deloitte & Touche LLP; filed herewith.

                 12       Not Applicable.

                 13       Not Applicable.

                 14  (a)  Forms for Individual Retirement Account Disclosure
                          Statement, as currently in effect.  (3)

                     (b) Forms 403(b) Custodial Account Agreement, as currently in effect. (3)

                     (c) Forms for MFS Prototype Paired Defined Contribution Plans as Trust Agreement, as currently in effect.
                          (3)


                 15  (a)  Master Distribution Plan Pursuant to Rule 12b-1
                          Under the Investment Company Act of 1940, effective
                              January 1, 1997. (10)



                     (b) Exhibits as revised October 15, 1997 to Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to replace those exhibits to the Master Distribution Plan contained in
                          Exhibit 15(a) above. (11)


                 16  (a)  Schedule for Computation of Performance Quotations
                          for MFS Money Market Fund and MFS Government Money Market Fund - Seven-Day Yield Calculation. (1)

                     (b) Schedule for Computation of Performance Quotations for MFS Municipal Bond Fund - Yield, Tax-Equivalent Yield, Distribution Rate and Average Annual Total Return. (1)

                     (c) Schedule for Computation of Performance Quotations for MFS Mid Cap Growth Fund (formerly MFS OTC Fund)
                          - Average Annual Total Return.  (1)

                 17 Financial Data Schedules for each class of each series; filed herewith.

                 18 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940. (6)

                          Power of Attorney, dated September 21, 1994.  (1)

----------

(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 28, 1995.
(2) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(3) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.
(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 27 filed with the SEC via EDGAR on October 11, 1995.
(5) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 24 filed with the SEC via EDGAR on May 29, 1997.
(6) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 28, 1996.
(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the SEC on August 28, 1996.
(8) Incorporated by reference to MFS/Sun Life Series Trust (File Nos. 2-83616 and 811-3732) Post-Effective Amendment No. 19 filed with the SEC via EDGAR on March 18, 1997.
(9) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on June 26, 1997.

(10) Incorporated by reference to the Registrant's Post-Effective Amendment No. 31 filed with the SEC via EDGAR on June 27, 1997.


(11) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.

 ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Not applicable.

 ITEM 26.   NUMBER OF HOLDERS OF SECURITIES

            FOR MFS MONEY MARKET FUND

                   (1)                                            (2)
            TITLE OF CLASS                             NUMBER OF RECORD HOLDERS


            Shares of Beneficial Interest                    52,550
               (without par value)                     (as of November 30, 1997)


            FOR MFS GOVERNMENT MONEY MARKET FUND

                   (1)                                            (2)
            TITLE OF CLASS                             NUMBER OF RECORD HOLDERS


            Shares of Beneficial Interest                     2,211
               (without par value)                     (as of November 30, 1997)

            FOR MFS MUNICIPAL BOND FUND

               (1)                                                (2)
            TITLE OF CLASS                            NUMBER OF RECORD HOLDERS


            Class A Shares of Beneficial Interest            38,578
               (without par value)                     (as of November 30, 1997)



            Class B Shares of Beneficial Interest             2,194
               (without par value)                     (as of November 30, 1997)



            FOR MFS MID CAP GROWTH FUND


               (1)                                               (2)
            TITLE OF CLASS                             NUMBER OF RECORD HOLDERS


            Class A Shares of Beneficial Interest             4,120
               (without par value)                     (as of November 30, 1997)



            Class B Shares of Beneficial Interest             7,213
               (without par value)                     (as of November 30, 1997)



            Class C Shares of Beneficial Interest               661
               (without par value)                     (as of November 30, 1997)



            Class I Shares of Beneficial Interest                 3
               (without par value)                     (as of November 30, 1997)


 ITEM 27.   INDEMNIFICATION

            The Trustees and officers of the Trust and the personnel of the Trust's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Trust and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

            Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, and (b) Section 9 of the Shareholder Servicing Agent Agreement both incorporated by reference to Post-Effective Amendment No. 26, filed with the SEC via EDGAR on February 28, 1995.

ITEM 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


            MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Aggressive Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International
Fund), MFS Series Trust II (which has three series:

MFS Emerging Growth Fund, MFS Large Cap Growth Fund and MFS Intermediate Income
Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has two series: MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series:
MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value
Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign & Colonial International Growth Fund and MFS/Foreign & Colonial International Growth and Income Fund), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.



            MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST"). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.



            In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.



            Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each of the aforementioned funds is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.



            MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

            MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund and MFS Emerging Markets Debt Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.



            MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.



            MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.



            Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).



            MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.



            MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.



            MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.



            MFS



            The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, Donald A. Stewart and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., Patricia A. Zlotin, John W. Ballen, Thomas J. Cashman, Jr., Joseph W. Dello Russo and Kevin R. Parke are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.



            MASSACHUSETTS INVESTORS TRUST
            MASSACHUSETTS INVESTORS GROWTH STOCK FUND
            MFS GROWTH OPPORTUNITIES FUND
            MFS GOVERNMENT SECURITIES FUND
            MFS SERIES TRUST I
            MFS SERIES TRUST V
            MFS SERIES TRUST VI

            MFS SERIES TRUST X
            MFS GOVERNMENT LIMITED MATURITY FUND



            A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.



            MFS SERIES TRUST II



            A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr., is the Assistant Secretary.



            MFS GOVERNMENT MARKETS INCOME TRUST
            MFS INTERMEDIATE INCOME TRUST



            A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr., is the Assistant Secretary.



            MFS SERIES TRUST III



            A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel
E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James
R. Bordewick, Jr., is the Assistant Secretary.

            MFS SERIES TRUST IV
            MFS SERIES TRUST IX



            A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James
O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.



            MFS SERIES TRUST VII



            A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James
O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.



            MFS SERIES TRUST VIII



            A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.



            MFS MUNICIPAL SERIES TRUST



            A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter and David R. King, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James
O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.



            MFS VARIABLE INSURANCE TRUST
            MFS UNION STANDARD TRUST
            MFS INSTITUTIONAL TRUST



            A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.



            MFS MUNICIPAL INCOME TRUST



            A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

            MFS MULTIMARKET INCOME TRUST
            MFS CHARTER INCOME TRUST



            A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.



            MFS SPECIAL VALUE TRUST



            A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary,
W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.



            MFS/SUN LIFE SERIES TRUST



            John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.



            MONEY MARKET VARIABLE ACCOUNT
            HIGH YIELD VARIABLE ACCOUNT
            CAPITAL APPRECIATION VARIABLE ACCOUNT
            GOVERNMENT SECURITIES VARIABLE ACCOUNT
            TOTAL RETURN VARIABLE ACCOUNT
            WORLD GOVERNMENTS VARIABLE ACCOUNT
            MANAGED SECTORS VARIABLE ACCOUNT



            John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.



            MIL



            A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Thomas J. Cashman, Jr., an Executive Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.



            MIL-UK



            A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey L. Shames, and James R. Bordewick, Jr., are Directors, Stephen E. Cavan is a Director and the Secretary, James E. Russell is the Treasurer, and Robert T. Burns is the Assistant Secretary.



            MIL FUNDS

            A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.



            MFS MERIDIAN FUNDS



            A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.



            MFD



            A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.



            CIAI



            A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, Thomas
B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.



            MFSC



            A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.



            MFSI



            A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, George F. Bennett, Carol A. Corley, John A. Gee, Brianne Grady and Kevin R. Parke (who is an Executive Vice President of
MFS) are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

            RSI



            William W. Scott, Jr. and Bruce C. Avery are Directors, Arnold D. Scott is the Chairman and a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli and Martin E. Beaulieu are Senior Vice Presidents.



            In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:



            A. Keith Brodkin           Director, Sun Life Assurance Company
                                        of Canada (U.S.), One Sun Life
                                        Executive Park, Wellesley Hills,
                                        Massachusetts
                                       Director, Sun Life Insurance and
                                        Annuity Company of New York, 67 Broad
                                        Street, New York, New York



            Donald A. Stewart          President and a Director, Sun Life
                                        Assurance Company of Canada, Sun Life
                                        Centre, 150 King Street West,
                                        Toronto, Ontario, Canada (Mr. Stewart
                                        is also an officer and/or Director of
                                        various subsidiaries and affiliates
                                        of Sun Life)



            John D. McNeil             Chairman, Sun Life Assurance Company
                                        of Canada, Sun Life Centre, 150 King
                                        Street West, Toronto, Ontario, Canada
                                        (Mr. McNeil is also an officer and/or
                                        Director of various subsidiaries and
                                        affiliates of Sun Life)



            Joseph W. Dello Russo      Director of Mutual Fund Operations,
                                        The Boston Company, Exchange Place,
                                        Boston, Massachusetts (until August,
                                        1994)


ITEM 29.    DISTRIBUTORS

            (a)  Reference is hereby made to Item 28 above.

            (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

            (c)  Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                        NAME                              ADDRESS

            Massachusetts Financial Services          500 Boylston Street
             Company (investment adviser)             Boston, MA  02116

            MFS Fund Distributors, Inc.               500 Boylston Street
             (principal underwriter)                  Boston, MA  02116

            State Street Bank and Trust Company       State Street South
             (custodian)                              5-West
                                                      North Quincy, MA  02171

            MFS Service Center, Inc.                  500 Boylston Street
             (transfer agent)                         Boston, MA  02116

ITEM 31.    MANAGEMENT SERVICES

            Not Applicable.

ITEM 32.    Undertakings

            (a)  Not Applicable.

            (b)  Not Applicable.

            (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

            (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 19th day of December, 1997.

                                            MFS SERIES TRUST IV


                                            By: JAMES R. BORDEWICK, JR.
                                                -------------------------------
                                            Name:  James R. Bordewick, Jr.
                                            Title: Assistant Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on December 19, 1997.

         SIGNATURE                                       TITLE


A. KEITH BRODKIN*                      Chairman, President (Principal Executive
-------------------------------------  Officer) and Trustee
A. Keith Brodkin


W. THOMAS LONDON*                      Treasurer (Principal Financial Officer
-------------------------------------  and Principal Accounting Officer)
W. Thomas London


RICHARD B. BAILEY*                     Trustee
-------------------------------------
Richard B. Bailey


PETER G. HARWOOD*                      Trustee
-------------------------------------
Peter G. Harwood


J. ATWOOD IVES*                        Trustee
-------------------------------------
J. Atwood Ives

LAWRENCE T. PERERA*                    Trustee
-------------------------------------
Lawrence T. Perera


WILLIAM J. POORVU*                     Trustee
-------------------------------------
William J. Poorvu


CHARLES W. SCHMIDT*                    Trustee
-------------------------------------
Charles W. Schmidt


ARNOLD D. SCOTT*                       Trustee
-------------------------------------
Arnold D. Scott


JEFFREY L. SHAMES*                     Trustee
-------------------------------------
Jeffrey L. Shames


ELAINE R. SMITH*                       Trustee
-------------------------------------
Elaine R. Smith


DAVID B. STONE*                        Trustee
-------------------------------------
David B. Stone


                                          *By:  JAMES R. BORDEWICK, JR.
                                                ------------------------------
                                           Name: James R. Bordewick, Jr.
                                                    as Attorney-in-fact

                                           Executed by James R. Bordewick,
                                           Jr., on behalf of those
                                           indicated pursuant to a Power of
                                           Attorney dated September 21,
                                           1994, filed electronically with
                                           the Securities and Exchange
                                           Commission on February 28, 1995.

                                INDEX TO EXHIBITS


EXHIBIT NO.          DESCRIPTION OF EXHIBIT                         PAGE NO.

   10             Consent and Opinion of Counsel

   11             Consent of Deloitte & Touche LLP

   17             Financial Data Schedules for each class of
                   each series